Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (59.8%)
Basic Materials (1.1%)
Linde plc	499,295	86,378
Air Products & Chemicals Inc.	204,460	40,812
Ecolab Inc.	241,167	37,581
Newmont Corp.	761,663	34,488
DuPont de Nemours Inc.	688,121	23,465
Dow Inc.	690,259	20,183
PPG Industries Inc.	218,730	18,286
LyondellBasell Industries NV Class A	233,168	11,572
International Paper Co.	367,159	11,430
Nucor Corp.	283,662	10,218
International Flavors & Fragrances Inc.	99,765	10,184
FMC Corp.	121,206	9,901
Freeport-McMoRan Inc.	1,291,230	8,716
Celanese Corp.	112,529	8,259
Avery Dennison Corp.	78,028	7,949
RPM International Inc.	121,277	7,216
Albemarle Corp.	98,974	5,579
CF Industries Holdings Inc.	203,273	5,529
Royal Gold Inc.	61,165	5,365
Eastman Chemical Co.	112,996	5,263
Reliance Steel & Aluminum Co.	58,820	5,152
Steel Dynamics Inc.	189,579	4,273
Scotts Miracle-Gro Co.	36,556	3,743
Mosaic Co.	327,334	3,542
* Axalta Coating Systems Ltd.	198,394	3,426
NewMarket Corp.	8,878	3,399
Balchem Corp.	30,415	3,003
Huntsman Corp.	191,187	2,759
Ashland Global Holdings Inc.	55,024	2,755
WR Grace & Co.	61,184	2,178
Olin Corp.	151,446	1,767
Sensient Technologies Corp.	40,408	1,758
Stepan Co.	19,428	1,719
Commercial Metals Co.	107,266	1,694
* Univar Solutions Inc.	156,413	1,677
* Element Solutions Inc.	189,765	1,586
Quaker Chemical Corp.	12,387	1,564
^ Cleveland-Cliffs Inc.	395,117	1,561
PolyOne Corp.	82,123	1,558
Innospec Inc.	22,261	1,547
Westlake Chemical Corp.	36,853	1,407
HB Fuller Co.	49,372	1,379
Chemours Co.	153,709	1,363
* Ingevity Corp.	37,491	1,320
Minerals Technologies Inc.	35,862	1,300

	Compass Minerals International Inc.	32,219	1,239
	Cabot Corp.	47,056	1,229
	Domtar Corp.	52,689	1,140
	Kaiser Aluminum Corp.	15,251	1,057
*	Alcoa Corp.	170,551	1,051
^	United States Steel Corp.	156,843	990
*	GCP Applied Technologies Inc.	54,843	976
	Worthington Industries Inc.	34,789	913
	Carpenter Technology Corp.	46,439	906
	Schweitzer-Mauduit International Inc.	30,008	835
	Hecla Mining Co.	451,052	821
*	Ferro Corp.	80,006	749
	Materion Corp.	20,193	707
*	Coeur Mining Inc.	210,047	674
	Neenah Inc.	15,010	647
	PH Glatfelter Co.	49,903	610
	Chase Corp.	7,351	605
	Tredegar Corp.	33,520	524
	Warrior Met Coal Inc.	49,215	523
	GrafTech International Ltd.	58,375	474
*	PQ Group Holdings Inc.	42,831	467
	Tronox Holdings plc Class A	75,914	378
	Arch Coal Inc.	12,992	375
	American Vanguard Corp.	24,535	355
*	OMNOVA Solutions Inc.	33,580	340
*	Verso Corp.	29,622	334
*	Clearwater Paper Corp.	14,637	319
	Hawkins Inc.	8,749	311
	Schnitzer Steel Industries Inc.	22,401	292
	SunCoke Energy Inc.	75,864	292
	Haynes International Inc.	13,967	288
	FutureFuel Corp.	24,751	279
*	Kraton Corp.	28,322	229
*	AdvanSix Inc.	23,829	227
*	Koppers Holdings Inc.	17,410	215
	Kronos Worldwide Inc.	25,377	214
	Gold Resource Corp.	71,225	196
	Peabody Energy Corp.	64,994	188
*	Century Aluminum Co.	43,070	156
	US Silica Holdings Inc.	64,984	117
	Olympic Steel Inc.	10,949	113
*,^	Energy Fuels Inc.	89,046	105
*	ChromaDex Corp.	28,203	92
*	TimkenSteel Corp.	23,505	76
*	CONSOL Energy Inc.	19,736	73
*,^	Uranium Energy Corp.	124,343	70
*	Ryerson Holding Corp.	12,967	69
*	Synalloy Corp.	7,617	66
*	Intrepid Potash Inc.	74,282	59
*	Universal Stainless & Alloy Products Inc.	7,642	59
*	Resolute Forest Products Inc.	44,404	56
	Rayonier Advanced Materials Inc.	45,426	48
*	Ur-Energy Inc.	114,960	45
	Northern Technologies International Corp.	5,764	43
*	LSB Industries Inc.	16,674	35
*	Contura Energy Inc.	14,878	35
	United-Guardian Inc.	2,067	30

	NL Industries Inc.	9,161	27
*,^	Hi-Crush Inc.	74,500	18
	Friedman Industries Inc.	2,625	12
*	Ramaco Resources Inc.	2,725	7
*	US Antimony Corp.	19,099	6
*	Marrone Bio Innovations Inc.	7,464	6
*	Centrus Energy Corp. Class A	1,183	6
*	General Moly Inc.	34,508	6
*	Ampco-Pittsburgh Corp.	1,874	5
*,^	US Gold Corp.	709	4
*	Solitario Zinc Corp.	21,690	4
	Hallador Energy Co.	4,036	4
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	—
*,1	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
			449,226
Consumer Goods (4.8%)
	Procter & Gamble Co.	2,321,228	255,335
	Coca-Cola Co.	3,588,765	158,803
	PepsiCo Inc.	1,297,527	155,833
	Philip Morris International Inc.	1,448,037	105,649
	NIKE Inc. Class B	1,158,680	95,869
*	Tesla Inc.	134,117	70,277
	Altria Group Inc.	1,737,127	67,175
	Mondelez International Inc. Class A	1,339,971	67,106
	Colgate-Palmolive Co.	795,867	52,814
*	Activision Blizzard Inc.	713,386	42,432
	Kimberly-Clark Corp.	318,471	40,723
	Estee Lauder Cos. Inc. Class A	206,294	32,871
	General Mills Inc.	561,275	29,618
*	Electronic Arts Inc.	270,369	27,083
	General Motors Co.	1,193,789	24,807
*	Lululemon Athletica Inc.	109,117	20,683
*	Clorox Co.	116,808	20,237
	Constellation Brands Inc. Class A	139,389	19,983
*	Monster Beverage Corp.	348,594	19,612
	Archer-Daniels-Midland Co.	520,703	18,318
	Hershey Co.	137,390	18,204
	Ford Motor Co.	3,624,674	17,507
	VF Corp.	317,217	17,155
	Corteva Inc.	701,712	16,490
*	McCormick & Co. Inc.	114,277	16,137
	Tyson Foods Inc. Class A	273,626	15,835
	Kraft Heinz Co.	628,093	15,539
	Brown-Forman Corp. Class B	272,135	15,106
	Church & Dwight Co. Inc.	229,473	14,728
	Kellogg Co.	236,331	14,177
	Conagra Brands Inc.	455,543	13,366
*	Take-Two Interactive Software Inc.	105,667	12,533
	Hormel Foods Corp.	249,316	11,628
	Aptiv plc	236,039	11,623
	JM Smucker Co.	100,988	11,210
	DR Horton Inc.	321,957	10,947
	Garmin Ltd.	133,755	10,026
	Lennar Corp. Class A	252,240	9,636
	Genuine Parts Co.	129,270	8,704
	Hasbro Inc.	120,233	8,603

*	NVR Inc.	3,291	8,455
	Campbell Soup Co.	182,420	8,421
	Lamb Weston Holdings Inc.	136,015	7,766
	Pool Corp.	35,681	7,021
	Molson Coors Beverage Co. Class B	164,957	6,435
*	Keurig Dr Pepper Inc.	264,093	6,409
*	WABCO Holdings Inc.	45,984	6,210
	Fortune Brands Home & Security Inc.	128,812	5,571
*	Zynga Inc.	788,416	5,401
	PulteGroup Inc.	238,310	5,319
*	LKQ Corp.	256,251	5,256
	Gentex Corp.	236,420	5,239
	Bunge Ltd.	126,514	5,191
	Whirlpool Corp.	58,536	5,022
*	Post Holdings Inc.	59,353	4,925
	Newell Brands Inc.	357,286	4,745
	Ingredion Inc.	62,268	4,701
	Lear Corp.	56,412	4,583
	BorgWarner Inc.	186,972	4,557
*	Mohawk Industries Inc.	53,854	4,106
*	US Foods Holding Corp.	202,269	3,582
*	Deckers Outdoor Corp.	26,094	3,497
	Flowers Foods Inc.	164,889	3,384
*	Helen of Troy Ltd.	23,286	3,354
	Tapestry Inc.	255,607	3,310
	Leggett & Platt Inc.	121,154	3,232
*,^	Wayfair Inc.	59,993	3,206
*	Skechers U.S.A. Inc.	125,933	2,990
*,^	Mattel Inc.	331,961	2,925
*	Middleby Corp.	51,166	2,910
*	Darling Ingredients Inc.	151,803	2,910
	Ralph Lauren Corp.	43,376	2,899
*	Boston Beer Co. Inc. Class A	7,728	2,841
	Harley-Davidson Inc.	144,221	2,730
	Hanesbrands Inc.	344,163	2,709
	Carter's Inc.	41,014	2,696
	Brunswick Corp.	74,502	2,635
	WD-40 Co.	13,017	2,614
	Lancaster Colony Corp.	17,903	2,589
*	Herbalife Nutrition Ltd.	88,390	2,577
	Polaris Inc.	53,035	2,554
	PVH Corp.	67,663	2,547
*,^	Beyond Meat Inc.	37,680	2,509
*	TreeHouse Foods Inc.	52,505	2,318
	Valvoline Inc.	175,818	2,301
	Sanderson Farms Inc.	18,316	2,259
*	Freshpet Inc.	34,859	2,226
	Toll Brothers Inc.	115,145	2,217
	Thor Industries Inc.	47,608	2,008
	Columbia Sportswear Co.	28,604	1,996
*	Tempur Sealy International Inc.	45,049	1,969
*	Hain Celestial Group Inc.	71,881	1,867
*	Under Armour Inc.	199,587	1,838
	Energizer Holdings Inc.	58,500	1,770
	J&J Snack Foods Corp.	14,013	1,696
	Steven Madden Ltd.	70,832	1,645
	Spectrum Brands Holdings Inc	44,999	1,637

	Coty Inc.	300,167	1,549
	KB Home	80,509	1,457
*	Fox Factory Holding Corp.	34,383	1,444
*	Fitbit Inc.	214,710	1,430
	LCI Industries	21,368	1,428
*	Capri Holdings Ltd.	129,501	1,397
	Reynolds Consumer Products Inc.	47,639	1,390
*	Dorman Products Inc.	24,976	1,380
*	Taylor Morrison Home Corp.	124,927	1,374
*	Meritage Homes Corp.	36,209	1,322
	Cal-Maine Foods Inc.	29,006	1,276
*	Visteon Corp.	25,867	1,241
*	Edgewell Personal Care Co.	51,528	1,241
	Goodyear Tire & Rubber Co.	212,835	1,239
*	Cavco Industries Inc.	8,448	1,224
	Herman Miller Inc.	53,589	1,190
*	Under Armour Inc. Class C	145,893	1,176
*	Hostess Brands Inc.	108,285	1,154
	Nu Skin Enterprises Inc.	52,744	1,152
	MDC Holdings Inc.	49,205	1,142
	Wolverine World Wide Inc.	73,050	1,110
*	TRI Pointe Group Inc.	125,977	1,105
*,^	iRobot Corp.	26,740	1,094
^	B&G Foods Inc.	59,882	1,083
	Vector Group Ltd.	113,119	1,066
	Dana Inc.	136,170	1,063
	HNI Corp.	41,691	1,050
	Kontoor Brands Inc.	53,791	1,031
*	YETI Holdings Inc.	52,724	1,029
*	Central Garden & Pet Co. Class A	39,468	1,009
*	Crocs Inc.	58,308	991
	Universal Corp.	22,258	984
*	Meritor Inc.	74,218	983
*	Gentherm Inc.	30,323	952
	La-Z-Boy Inc.	45,021	925
	Callaway Golf Co.	89,341	913
	Coca-Cola Consolidated Inc.	4,375	912
	Winnebago Industries Inc.	32,449	902
*	LGI Homes Inc.	19,534	882
	Calavo Growers Inc.	14,870	858
	Acushnet Holdings Corp.	32,592	838
	Sturm Ruger & Co. Inc.	16,338	832
	Fresh Del Monte Produce Inc.	29,644	818
	Steelcase Inc. Class A	82,528	815
*	Pilgrim's Pride Corp.	43,981	797
	Cooper Tire & Rubber Co.	48,770	795
	Standard Motor Products Inc.	18,750	779
	Inter Parfums Inc.	16,387	760
*	Glu Mobile Inc.	118,535	746
*	Skyline Champion Corp.	47,220	740
	John B Sanfilippo & Son Inc.	8,117	726
*	BellRing Brands Inc. Class A	41,959	715
	Medifast Inc.	11,237	702
*	Delphi Technologies plc	81,966	660
*	American Woodmark Corp.	14,441	658
	Seaboard Corp.	233	655
*	USANA Health Sciences Inc.	10,661	616

	Lennar Corp.	21,088	610
	Tootsie Roll Industries Inc.	16,737	602
*	Welbilt Inc.	113,684	583
	Levi Strauss & Co. Class A	43,997	547
	Oxford Industries Inc.	15,027	545
*	Sleep Number Corp.	28,153	539
*,^	National Beverage Corp.	12,642	539
	Phibro Animal Health Corp.	22,156	536
	Andersons Inc.	28,277	530
*	Malibu Boats Inc.	18,316	527
*	Sonos Inc.	58,151	493
*	Vista Outdoor Inc.	55,818	491
	Knoll Inc.	47,490	490
	ACCO Brands Corp.	90,891	459
*	Universal Electronics Inc.	11,838	454
	Interface Inc.	60,078	454
*	M/I Homes Inc.	26,555	439
	MGP Ingredients Inc.	15,502	417
*	Stoneridge Inc.	23,341	391
*	American Axle & Manufacturing Holdings Inc.	107,996	390
*	Century Communities Inc.	26,327	382
	Kimball International Inc.	31,256	372
*	American Outdoor Brands Corp.	44,247	367
	National Presto Industries Inc.	5,050	358
*	G-III Apparel Group Ltd.	41,776	322
*	elf Beauty Inc.	29,114	286
	Johnson Outdoors Inc.	4,529	284
*	Motorcar Parts of America Inc.	21,728	273
*	Seneca Foods Corp.	6,515	259
*	GoPro Inc.	93,976	246
*	Central Garden & Pet Co.	8,140	224
	Ethan Allen Interiors Inc.	21,722	222
*	Primo Water Corp.	22,397	203
	Limoneira Co.	15,369	201
*	Craft Brew Alliance Inc.	13,144	196
*	Unifi Inc.	16,177	187
*	Tenneco Inc.	50,673	182
*,^	Akoustis Technologies Inc.	32,901	177
*	Lakeland Industries Inc.	11,233	174
	Camping World Holdings Inc.	29,682	169
	Hooker Furniture Corp.	10,600	165
*	Cooper-Standard Holdings Inc.	16,107	165
	Movado Group Inc.	13,282	157
	Clarus Corp.	15,469	152
*	Beazer Homes USA Inc.	22,577	145
*	Arlo Technologies Inc.	55,119	134
	Turning Point Brands Inc.	5,887	124
	Oil-Dri Corp. of America	3,586	120
*	Modine Manufacturing Co.	36,636	119
*	Fossil Group Inc.	35,826	118
*	Green Brick Partners Inc.	13,504	109
	Rocky Brands Inc.	5,601	108
*	Farmer Brothers Co.	15,114	105
*	MasterCraft Boat Holdings Inc.	14,207	104
	Weyco Group Inc.	4,901	99
*	Vera Bradley Inc.	23,530	97
*	Veru Inc.	27,777	91

	Flexsteel Industries Inc.	7,530	83
*	ZAGG Inc.	26,018	81
	Culp Inc.	10,880	80
*	Lifevantage Corp.	7,767	80
	Tupperware Brands Corp.	48,405	78
*	22nd Century Group Inc.	102,339	77
	Alico Inc.	2,443	76
*	Celsius Holdings Inc.	16,554	70
	Superior Group of Cos. Inc.	8,001	68
	Titan International Inc.	41,927	65
	Bassett Furniture Industries Inc.	11,270	61
*	Funko Inc.	14,941	60
*	Hovnanian Enterprises Inc. Class A	7,200	59
	Acme United Corp.	2,909	59
*	Delta Apparel Inc.	5,328	55
*,^	New Age Beverages Corp.	39,754	55
*,^	Revlon Inc.	5,042	55
*	Nature's Sunshine Products Inc.	6,506	53
	Marine Products Corp.	6,508	53
	Strattec Security Corp.	3,216	47
*	Eastman Kodak Co.	24,089	42
*,^	Pyxus International Inc.	12,656	39
*	Lovesac Co.	6,163	36
*	XPEL Inc.	2,993	30
	Lifetime Brands Inc.	4,913	28
*	Greenlane Holdings Inc. Class A	15,421	27
	Escalade Inc.	4,321	26
*	US Auto Parts Network Inc.	12,416	22
	P&F Industries Inc.	4,330	19
	Hamilton Beach Brands Holding Co.	1,820	17
*	Lipocine Inc.	34,514	17
*	Natural Alternatives International Inc.	2,268	14
*	Centric Brands Inc.	11,911	13
	Kewaunee Scientific Corp.	1,646	13
*	Lifeway Foods Inc.	6,292	12
	Rocky Mountain Chocolate Factory Inc.	2,502	12
*	New Home Co. Inc.	8,756	12
*	Shiloh Industries Inc.	9,553	12
*	Core Molding Technologies Inc.	7,270	11
*	Coffee Holding Co. Inc.	3,987	9
*	Nautilus Inc.	3,296	9
*	Reed's Inc.	17,454	8
*,^	Sequential Brands Group Inc.	38,662	8
*	LS Starrett Co. Class A	2,347	8
*	Emerson Radio Corp.	10,209	7
*	cbdMD Inc.	7,102	7
*,1	NewStar Financial Inc. CVR	22,870	6
*	Willamette Valley Vineyards Inc.	1,146	5
*,^	Casper Sleep Inc.	1,071	5
*,1	Corium CVR	24,181	4
*	Unique Fabricating Inc.	1,793	4
	Crown Crafts Inc.	868	4
*	RiceBran Technologies	3,756	4
*	JAKKS Pacific Inc.	7,781	3
*	Nova Lifestyle Inc.	2,286	2
*	Zedge Inc. Class B	1,513	1
*	Tandy Leather Factory Inc.	350	1

Mannatech Inc.	40	—
* Charles & Colvard Ltd.	295	—
		1,882,506
Consumer Services (8.1%)
* Amazon.com Inc.	392,093	764,472
Home Depot Inc.	1,015,205	189,549
Walt Disney Co.	1,676,493	161,949
* Netflix Inc.	407,608	153,057
Walmart Inc.	1,322,740	150,290
Comcast Corp. Class A	4,223,296	145,197
Costco Wholesale Corp.	408,669	116,524
McDonald's Corp.	700,762	115,871
CVS Health Corp.	1,210,120	71,796
Starbucks Corp.	1,043,210	68,581
Lowe's Cos. Inc.	717,625	61,752
* Charter Communications Inc.	139,906	61,042
* Booking Holdings Inc.	38,876	52,301
TJX Cos. Inc.	1,011,225	48,347
Target Corp.	471,207	43,808
Dollar General Corp.	238,772	36,057
Walgreens Boots Alliance Inc.	704,366	32,225
Ross Stores Inc.	336,035	29,225
* Uber Technologies Inc.	955,717	26,684
* Kroger Co.	743,047	22,381
eBay Inc.	721,634	21,692
* O'Reilly Automotive Inc.	70,191	21,131
Sysco Corp.	449,094	20,492
McKesson Corp.	150,530	20,361
Yum! Brands Inc.	280,591	19,229
* AutoZone Inc.	22,220	18,798
Marriott International Inc.	244,084	18,260
Hilton Worldwide Holdings Inc.	263,406	17,975
* Chipotle Mexican Grill Inc.	25,902	16,950
* Dollar Tree Inc.	221,189	16,251
Southwest Airlines Co.	440,980	15,703
Delta Air Lines Inc.	540,371	15,417
Las Vegas Sands Corp.	358,741	15,236
Tiffany & Co.	106,145	13,746
* Copart Inc.	195,224	13,377
Domino's Pizza Inc.	38,149	12,363
* Liberty Broadband Corp. Class C	110,869	12,275
Best Buy Co. Inc.	209,443	11,938
AmerisourceBergen Corp. Class A	134,698	11,921
Omnicom Group Inc.	202,895	11,139
* Burlington Stores Inc.	61,858	9,802
Tractor Supply Co.	110,290	9,325
FactSet Research Systems Inc.	35,299	9,202
* Ulta Beauty Inc.	52,174	9,167
Fox Corp. Class A	352,785	8,336
* CarMax Inc.	154,229	8,302
Cable One Inc.	4,767	7,837
Expedia Group Inc.	130,086	7,320
* Trade Desk Inc.	37,179	7,176
ViacomCBS Inc. Class B	508,752	7,128
* Roku Inc.	81,263	7,109
* Altice USA Inc.	294,483	6,564
* United Airlines Holdings Inc.	199,456	6,293

	Service Corp. International	160,766	6,288
	Darden Restaurants Inc.	114,185	6,219
*	Live Nation Entertainment Inc.	129,453	5,885
	Interpublic Group of Cos. Inc.	361,366	5,851
*	Discovery Communications Inc.	328,149	5,756
	Advance Auto Parts Inc.	61,285	5,719
	Vail Resorts Inc.	37,408	5,526
*	Bright Horizons Family Solutions Inc.	53,957	5,504
*	Liberty Broadband Corp.	48,577	5,198
	Wynn Resorts Ltd.	85,288	5,133
	MGM Resorts International	431,447	5,091
	Sirius XM Holdings Inc.	1,030,396	5,090
*	Lyft Inc. Class A	187,721	5,040
	Royal Caribbean Cruises Ltd.	155,929	5,016
	Rollins Inc.	138,223	4,995
	Carnival Corp.	368,268	4,850
	Aramark	232,720	4,647
	Casey's General Stores Inc.	34,478	4,568
	American Airlines Group Inc.	366,899	4,472
*	DISH Network Corp.	222,234	4,442
*	Etsy Inc.	110,644	4,253
*	Liberty Media Corp -Liberty Formula One	154,907	4,218
	Nielsen Holdings plc	333,165	4,178
	Dunkin' Brands Group Inc.	77,000	4,089
*	Liberty Media Corp-Liberty SiriusXM Class C	128,979	4,078
	New York Times Co.	131,733	4,046
*	IAA Inc.	126,861	3,801
*	Chegg Inc.	104,031	3,722
*	Planet Fitness Inc.	76,110	3,707
*	Five Below Inc.	51,594	3,631
*	Madison Square Garden Co.	16,578	3,505
*	Grubhub Inc.	84,730	3,451
*	Grand Canyon Education Inc.	44,692	3,409
*	ServiceMaster Global Holdings Inc.	124,883	3,372
*	Caesars Entertainment Corp.	496,242	3,355
	Churchill Downs Inc.	32,162	3,311
	News Corp.	365,943	3,284
*	BJ's Wholesale Club Holdings Inc.	128,112	3,263
	Alaska Air Group Inc.	114,182	3,251
	Williams-Sonoma Inc.	72,263	3,073
	Dolby Laboratories Inc.	56,301	3,052
*	Liberty Media Corp -Liberty SiriusXM	96,181	3,048
	Fox Corp. Class B	126,618	2,897
*	frontdoor Inc.	81,196	2,824
	Strategic Education Inc.	19,885	2,779
	Wyndham Hotels & Resorts Inc.	87,591	2,760
*	Performance Food Group Co.	107,428	2,656
*,^	Carvana Co.	47,998	2,644
	H&R Block Inc.	183,687	2,586
	L Brands Inc.	222,073	2,567
*	Discovery Inc.	131,994	2,566
	Texas Roadhouse Inc.	61,390	2,535
	Wendy's Co.	169,251	2,518
*	Floor & Decor Holdings Inc. Class A	76,780	2,464
*	Ollie's Bargain Outlet Holdings Inc.	52,100	2,414
	Amerco	8,228	2,391
	Nexstar Media Group Inc.	40,470	2,336

* JetBlue Airways Corp.	260,925	2,335
Morningstar Inc.	19,984	2,323
* Qurate Retail Group Inc. QVC Group Class A	377,843	2,307
* Murphy USA Inc.	27,060	2,283
TEGNA Inc.	208,491	2,264
Wingstop Inc.	27,826	2,218
Foot Locker Inc.	98,527	2,173
* AutoNation Inc.	75,691	2,124
* Norwegian Cruise Line Holdings Ltd.	193,465	2,120
Kohl's Corp.	145,120	2,117
* Sprouts Farmers Market Inc.	111,780	2,078
* LiveRamp Holdings Inc.	61,544	2,026
Choice Hotels International Inc.	32,570	1,995
* Stamps.com Inc.	15,235	1,982
Marriott Vacations Worldwide Corp.	34,794	1,934
Gap Inc.	269,756	1,899
Wyndham Destinations Inc.	86,654	1,880
Cracker Barrel Old Country Store Inc.	21,193	1,764
TripAdvisor Inc.	101,079	1,758
Lithia Motors Inc. Class A	20,784	1,700
John Wiley & Sons Inc.	44,786	1,679
* Simply Good Foods Co.	83,669	1,611
* Grocery Outlet Holding Corp.	46,160	1,585
* Chewy Inc.	41,913	1,571
Sabre Corp.	259,814	1,541
Nordstrom Inc.	99,241	1,522
Hyatt Hotels Corp. Class A	31,666	1,517
World Wrestling Entertainment Inc.	44,373	1,506
* National Vision Holdings Inc.	77,264	1,500
* Adtalem Global Education Inc.	53,497	1,433
KAR Auction Services Inc.	117,287	1,407
* Rh	13,916	1,398
Aaron's Inc.	59,992	1,367
Macy's Inc.	274,351	1,347
Graham Holdings Co.	3,934	1,342
* Penn National Gaming Inc.	105,547	1,335
* Hilton Grand Vacations Inc.	84,245	1,329
* Liberty Media Corp -Liberty Formula One Class A	50,931	1,315
* Cargurus Inc.	69,376	1,314
* 2U Inc.	60,261	1,279
Monro Inc.	28,603	1,253
SkyWest Inc.	47,494	1,244
Core-Mark Holding Co. Inc.	43,420	1,241
Extended Stay America Inc.	168,803	1,234
Dick's Sporting Goods Inc.	56,947	1,211
PriceSmart Inc.	23,008	1,209
Hillenbrand Inc.	62,349	1,191
Papa John's International Inc.	21,476	1,146
* Laureate Education Inc.	106,959	1,124
* Yelp Inc.	60,757	1,095
American Eagle Outfitters Inc.	136,446	1,085
Allegiant Travel Co.	13,142	1,075
Boyd Gaming Corp.	71,014	1,024
* Asbury Automotive Group Inc.	18,304	1,011
* Shake Shack Inc.	26,586	1,003
Cinemark Holdings Inc.	97,330	992
Sinclair Broadcast Group Inc.	59,600	958

*	AMC Networks Inc.	39,332	956
*	Peloton Interactive Inc. Class A	35,510	943
	Six Flags Entertainment Corp.	74,169	930
	News Corp. Class B	102,226	919
*	Sally Beauty Holdings Inc.	111,077	897
	Penske Automotive Group Inc.	31,857	892
*	Gray Television Inc.	82,131	882
*	Spirit Airlines Inc.	67,601	871
	Office Depot Inc.	518,518	850
*	WW International Inc.	48,703	824
*	Eldorado Resorts Inc.	56,751	817
*	Urban Outfitters Inc.	55,659	793
*	K12 Inc.	40,239	759
	Weis Markets Inc.	18,115	755
*,^	Rite Aid Corp.	50,098	751
	Jack in the Box Inc.	21,148	741
	Matthews International Corp.	30,542	739
	Group 1 Automotive Inc.	16,660	737
*	Perdoceo Education Corp.	68,262	737
*,^	Trupanion Inc.	26,972	702
*	Avis Budget Group Inc.	49,123	683
*	Lions Gate Entertainment Corp.	109,089	663
*,^	Stitch Fix Inc. Class A	51,523	654
	Cheesecake Factory Inc.	37,295	637
*	Accel Entertainment Inc.	84,734	636
*	Providence Service Corp.	11,412	626
	Rent-A-Center Inc.	44,241	626
*	Liberty Media Corp -Liberty Braves Class C	32,514	620
	Bloomin' Brands Inc.	81,335	581
*	SeaWorld Entertainment Inc.	50,885	561
	Scholastic Corp.	21,697	553
	SpartanNash Co.	38,578	552
	Big Lots Inc.	37,810	538
*	Hertz Global Holdings Inc.	86,292	533
	Red Rock Resorts Inc.	61,718	528
*	United Natural Foods Inc.	56,768	521
*	Scientific Games Corp.	53,286	517
	Meredith Corp.	41,925	512
	Abercrombie & Fitch Co.	55,938	508
*	Upwork Inc.	78,120	504
	Ingles Markets Inc.	13,612	492
	PetMed Express Inc.	17,072	491
*	Herc Holdings Inc.	24,004	491
*	TechTarget Inc.	23,551	485
*	SP Plus Corp.	22,015	457
^	Bed Bath & Beyond Inc.	106,376	448
*	American Public Education Inc.	18,668	447
	Hawaiian Holdings Inc.	41,483	433
*	Quotient Technology Inc.	65,116	423
	Viad Corp.	18,966	403
	Dine Brands Global Inc.	13,779	395
	Brinker International Inc.	32,625	392
*	Groupon Inc.	398,513	391
*	MSG Networks Inc.	38,047	388
	EW Scripps Co.	50,961	384
*	Denny's Corp.	49,923	383
*	BrightView Holdings Inc.	33,581	371

	Dave & Buster's Entertainment Inc.	28,257	370
*	iHeartMedia Inc. Class A	49,759	364
*	QuinStreet Inc.	44,659	359
*	Boot Barn Holdings Inc.	27,376	354
*	Zumiez Inc.	19,929	345
*,^	ANGI Homeservices Inc.	65,494	344
*	1-800-Flowers.com Inc.	25,898	343
^	Dillard's Inc. Class A	9,201	340
	Buckle Inc.	24,717	339
*	Monarch Casino & Resort Inc.	11,887	334
*	America's Car-Mart Inc.	5,709	322
	Signet Jewelers Ltd.	47,950	309
*	Digital Turbine Inc.	68,613	296
	Designer Brands Inc. Class A	55,521	276
*	Lions Gate Entertainment Corp. Class B	49,508	276
	Marcus Corp.	22,280	274
	Tribune Publishing Co.	33,574	272
	Sonic Automotive Inc.	20,175	268
*	Rubicon Project Inc.	47,479	264
*,^	GameStop Corp. Class A	73,397	257
*	Cars.com Inc.	59,046	254
	Children's Place Inc.	12,819	251
	Winmark Corp.	1,926	245
	Guess? Inc.	36,211	245
*	Chefs' Warehouse Inc.	24,217	244
	Carriage Services Inc. Class A	14,379	232
*	Liberty Media Corp -Liberty Braves	11,719	229
	BJ's Restaurants Inc.	16,148	224
*	MarineMax Inc.	21,308	222
*	Hibbett Sports Inc.	20,008	219
*	TrueCar Inc.	89,707	217
*	Sportsman's Warehouse Holdings Inc.	35,095	216
*	HF Foods Group Inc.	25,487	214
*	Clean Energy Fuels Corp.	119,319	212
	Ruth's Hospitality Group Inc.	31,338	209
*	Avid Technology Inc.	31,062	209
	National CineMedia Inc.	63,500	207
	Entercom Communications Corp. Class A	115,505	198
	Cato Corp. Class A	18,491	197
*	EverQuote Inc. Class A	7,354	193
*	Clear Channel Outdoor Holdings Inc.	299,813	192
	Haverty Furniture Cos. Inc.	16,034	191
*	Hemisphere Media Group Inc.	22,025	188
	Village Super Market Inc.	7,208	177
*	Houghton Mifflin Harcourt Co.	92,209	173
	Nathan's Famous Inc.	2,809	171
*	Genesco Inc.	12,465	166
	Caleres Inc.	31,977	166
*	Daily Journal Corp.	718	164
	Shoe Carnival Inc.	7,865	163
	Chico's FAS Inc.	126,565	163
*	Chuy's Holdings Inc.	15,928	160
	Twin River Worldwide Holdings Inc.	12,076	157
	Entravision Communications Corp. Class A	74,703	152
*	Titan Machinery Inc.	17,060	148
*	Gannett Co. Inc.	99,725	148
^	AMC Entertainment Holdings Inc.	43,805	138

*	comScore Inc.	49,031	138
*	El Pollo Loco Holdings Inc.	16,271	137
*	Lindblad Expeditions Holdings Inc.	32,247	134
*	Boston Omaha Corp.	7,295	132
*,^	Overstock.com Inc.	26,177	131
*	Noodles & Co.	27,098	128
*	Lumber Liquidators Holdings Inc.	26,322	123
	Saga Communications Inc.	4,438	122
*	Regis Corp.	20,143	119
*	Liberty TripAdvisor Holdings Inc.	60,247	108
*	Fiesta Restaurant Group Inc.	26,164	105
*	Michaels Cos. Inc.	63,012	102
*	RealReal Inc.	14,227	100
*	Del Taco Restaurants Inc.	28,499	98
*	A-Mark Precious Metals Inc.	7,716	95
*	Liquidity Services Inc.	24,357	95
*	Drive Shack Inc.	61,789	94
*	Golden Entertainment Inc	13,829	91
	Citi Trends Inc.	10,254	91
*	JC Penney Co. Inc.	251,014	90
	Collectors Universe Inc.	5,764	90
*,^	Revolve Group Inc.	10,070	87
*	Conn's Inc.	19,922	83
*	Express Inc.	55,300	82
*	Biglari Holdings Inc.	1,592	82
*	At Home Group Inc.	39,996	81
^	Tailored Brands Inc.	45,800	80
*	Red Robin Gourmet Burgers Inc.	9,339	80
	RCI Hospitality Holdings Inc.	7,914	79
	Natural Grocers by Vitamin Cottage Inc.	9,195	78
*	Cumulus Media Inc. Class A	13,227	72
*	Mesa Air Group Inc.	21,400	70
*	Century Casinos Inc.	27,263	66
*	Purple Innovation Inc. Class A	11,093	63
	Emerald Holding Inc.	23,449	61
*,^	Waitr Holdings Inc.	48,625	60
*	PlayAGS Inc.	21,026	56
	Tilly's Inc.	11,657	48
*	Lands' End Inc.	8,994	48
*	J Alexander's Holdings Inc.	12,226	47
*	Party City Holdco Inc.	96,430	44
*	Carrols Restaurant Group Inc.	24,047	44
	Townsquare Media Inc.	9,269	43
*	Container Store Group Inc.	16,961	40
*	Zovio Inc. Class A	22,039	36
*	Duluth Holdings Inc.	8,908	36
*	Barnes & Noble Education Inc.	25,380	35
*	Reading International Inc.	8,634	34
*	Gaia Inc.	3,502	31
*	Tuesday Morning Corp.	50,795	29
	AH Belo Corp. Class A	16,371	28
*	Urban One Inc.	28,868	27
*	Marchex Inc.	18,637	27
*,^	GNC Holdings Inc.	53,800	25
*	Potbelly Corp.	6,980	22
*,^	Blink Charging Co.	11,833	20
*	Red Lion Hotels Corp.	13,715	20

*	Fluent Inc.	16,860	20
*	MDC Partners Inc.	12,687	18
*	Gray Television Inc. Class A	1,402	17
	Educational Development Corp.	3,375	16
*	Travelzoo	3,978	16
*,^	SRAX Inc. Class A	7,476	15
	Ark Restaurants Corp.	1,320	14
*	Interpace Biosciences Inc.	2,530	13
*	Leaf Group Ltd.	9,644	13
*	Full House Resorts Inc.	9,186	11
*	Kura Sushi USA Inc. Class A	946	11
*	Blue Apron Holdings Inc. Class A	905	11
*	Alkaline Water Co. Inc.	17,626	11
*	RealNetworks Inc.	13,821	10
	Beasley Broadcast Group Inc.	5,320	10
*	Stein Mart Inc.	19,335	9
*,1	A Schulman Inc. CVR	20,412	9
*	Destination XL Group Inc.	24,679	9
*,^	Stage Stores Inc.	23,145	8
*	Luby's Inc.	10,198	7
*,^	VistaGen Therapeutics Inc.	15,023	7
*,^	iMedia Brands Inc.	3,665	7
	Big 5 Sporting Goods Corp.	5,818	6
*	Insignia Systems Inc.	8,283	6
*	ONE Group Hospitality Inc.	4,720	6
*	RTW RetailWinds Inc.	27,323	6
*	Lee Enterprises Inc.	5,251	5
*	Global Eagle Entertainment Inc.	29,259	5
*	Ascena Retail Group Inc.	3,600	5
*	LiveXLive Media Inc.	2,448	4
*	Youngevity International Inc.	5,128	4
*	AutoWeb Inc.	3,439	4
*	FAT Brands Inc.	1,492	3
*	BBQ Holdings Inc.	1,407	3
*	Chicken Soup For The Soul Entertainment Inc.	296	2
*	Live Ventures Inc.	372	2
*	Build-A-Bear Workshop Inc.	1,327	2
*	Town Sports International Holdings Inc.	3,649	2
*	J. Jill Inc.	3,274	2
*	Rave Restaurant Group Inc.	2,082	2
	Salem Media Group Inc.	1,621	1
*	Emmis Communications Corp. Class A	575	1
*	Good Times Restaurants Inc.	1,675	1
*	Profire Energy Inc.	1,221	1
	ViacomCBS Inc. Class A	36	1
*	BioHiTech Global Inc.	490	1
*	Remark Holdings Inc.	556	—
*	HyreCar Inc.	143	—
*	Harte-Hanks Inc.	12	—
*	Eastside Distilling Inc.	10	—
*	Mediaco Holding Inc.	2	—
			3,144,927
Financials (10.4%)
*	Berkshire Hathaway Inc.	1,697,826	310,414
	Visa Inc. Class A	1,593,789	256,791
	JPMorgan Chase & Co.	2,772,442	249,603
	Mastercard Inc. Class A	835,556	201,837

Bank of America Corp.	7,525,843	159,774
Wells Fargo & Co.	3,540,201	101,604
American Tower Corp.	412,259	89,769
Citigroup Inc.	2,030,343	85,518
CME Group Inc.	333,756	57,710
Crown Castle International Corp.	386,812	55,856
S&P Global Inc.	227,654	55,787
Prologis Inc.	686,255	55,154
* Equinix Inc.	79,312	49,536
American Express Co.	571,717	48,945
Goldman Sachs Group Inc.	312,304	48,279
US Bancorp	1,303,173	44,894
BlackRock Inc.	100,495	44,215
Intercontinental Exchange Inc.	518,548	41,873
Marsh & McLennan Cos. Inc.	469,439	40,588
Progressive Corp.	543,435	40,127
Chubb Ltd.	358,576	40,049
Truist Financial Corp.	1,244,150	38,370
Morgan Stanley	1,127,311	38,329
Charles Schwab Corp.	1,072,518	36,058
Aon plc	217,675	35,925
PNC Financial Services Group Inc.	364,964	34,934
Moody's Corp.	149,339	31,585
SBA Communications Corp.	104,728	28,273
Blackstone Group LP	613,385	27,952
Allstate Corp.	300,458	27,561
Public Storage	137,514	27,312
Digital Realty Trust Inc.	193,612	26,895
Bank of New York Mellon Corp.	770,535	25,952
Travelers Cos. Inc.	227,439	22,596
Aflac Inc.	646,627	22,141
Capital One Financial Corp.	434,614	21,913
MSCI Inc.	74,787	21,610
* Berkshire Hathaway Inc. Class A	79	21,488
Equity Residential	344,903	21,284
IHS Markit Ltd.	352,914	21,175
T. Rowe Price Group Inc.	205,887	20,105
MetLife Inc.	641,368	19,607
American International Group Inc.	807,581	19,584
Prudential Financial Inc.	372,179	19,405
AvalonBay Communities Inc.	129,353	19,037
Welltower Inc.	376,175	17,221
State Street Corp.	323,015	17,207
Realty Income Corp.	301,504	15,033
Simon Property Group Inc.	271,568	14,898
Alexandria Real Estate Equities Inc.	106,226	14,559
Northern Trust Corp.	188,307	14,210
Arthur J Gallagher & Co.	172,809	14,086
Essex Property Trust Inc.	61,596	13,566
Equifax Inc.	113,370	13,542
Boston Properties Inc.	144,478	13,325
First Republic Bank	157,524	12,961
Ameriprise Financial Inc.	118,604	12,155
M&T Bank Corp.	116,990	12,100
Hartford Financial Services Group Inc.	336,062	11,843
Weyerhaeuser Co.	697,840	11,828
Cincinnati Financial Corp.	153,140	11,554

KKR & Co. Inc. Class A	491,540	11,536
Healthpeak Properties Inc.	478,590	11,414
* Markel Corp.	12,139	11,264
MarketAxess Holdings Inc.	33,766	11,230
* CBRE Group Inc.	294,797	11,117
Duke Realty Corp.	343,076	11,109
Extra Space Storage Inc.	114,863	10,999
Mid-America Apartment Communities Inc.	106,727	10,996
Sun Communities Inc.	87,000	10,862
Invitation Homes Inc.	501,230	10,711
Discover Financial Services	291,826	10,409
* Arch Capital Group Ltd.	361,557	10,290
Nasdaq Inc.	107,219	10,180
UDR Inc.	273,683	10,000
Fifth Third Bancorp	661,430	9,822
KeyCorp	914,268	9,481
WP Carey Inc.	161,903	9,403
Ventas Inc.	347,918	9,324
Equity LifeStyle Properties Inc.	161,310	9,272
Cboe Global Markets Inc.	103,404	9,229
Synchrony Financial	564,904	9,089
TD Ameritrade Holding Corp.	253,200	8,776
Medical Properties Trust Inc.	483,344	8,357
Loews Corp.	237,563	8,274
Principal Financial Group Inc.	260,065	8,150
Brown & Brown Inc.	222,004	8,041
Regions Financial Corp.	893,159	8,012
Huntington Bancshares Inc.	944,634	7,755
Citizens Financial Group Inc.	403,740	7,594
Host Hotels & Resorts Inc.	667,154	7,365
Raymond James Financial Inc.	116,481	7,362
Everest Re Group Ltd.	37,918	7,296
* SVB Financial Group	48,199	7,282
* E*TRADE Financial Corp.	210,421	7,222
VICI Properties Inc.	427,843	7,119
Western Union Co.	390,330	7,077
Camden Property Trust	89,212	7,069
Alleghany Corp.	12,781	7,060
WR Berkley Corp.	130,008	6,783
Annaly Capital Management Inc.	1,329,014	6,738
CyrusOne Inc.	104,588	6,458
Globe Life Inc.	89,445	6,437
Iron Mountain Inc.	267,980	6,378
Kilroy Realty Corp.	98,917	6,301
Apollo Global Management LLC	186,151	6,236
RenaissanceRe Holdings Ltd.	41,234	6,157
Americold Realty Trust	179,488	6,110
Fidelity National Financial Inc.	243,159	6,050
Regency Centers Corp.	155,986	5,995
Assurant Inc.	56,912	5,924
SEI Investments Co.	124,640	5,776
Vornado Realty Trust	156,367	5,662
Equitable Holdings Inc.	382,328	5,525
American Homes 4 Rent	235,263	5,458
Omega Healthcare Investors Inc.	204,073	5,416
AGNC Investment Corp.	500,631	5,297
Federal Realty Investment Trust	70,245	5,241

	Gaming and Leisure Properties Inc.	187,506	5,196
	Ally Financial Inc.	352,989	5,094
*	GCI Liberty Inc. Class A	89,355	5,091
	National Retail Properties Inc.	157,638	5,074
	Voya Financial Inc.	121,255	4,917
	Reinsurance Group of America Inc.	57,983	4,879
	Lincoln National Corp.	183,965	4,842
	VEREIT Inc	987,804	4,830
	CubeSmart	179,933	4,820
	Apartment Investment & Management Co.	136,451	4,796
	Jones Lang LaSalle Inc.	47,395	4,786
	Commerce Bancshares Inc.	94,813	4,774
	Douglas Emmett Inc.	155,329	4,739
	Healthcare Trust of America Inc.	193,798	4,705
	American Financial Group Inc.	66,636	4,670
	People's United Financial Inc.	412,180	4,555
	Kemper Corp.	58,714	4,367
	Franklin Resources Inc.	255,448	4,263
	Rexford Industrial Realty Inc.	103,418	4,241
	First American Financial Corp.	99,321	4,212
	Zions Bancorp NA	154,538	4,135
	Life Storage Inc.	43,542	4,117
	LPL Financial Holdings Inc.	75,275	4,097
	CoreSite Realty Corp.	35,262	4,087
	Lamar Advertising Co.	79,605	4,082
	Old Republic International Corp.	264,722	4,037
	Cousins Properties Inc.	137,536	4,026
	First Industrial Realty Trust Inc.	118,588	3,941
	Prosperity Bancshares Inc.	81,630	3,939
	New York Community Bancorp Inc.	409,625	3,846
	Signature Bank	47,506	3,819
	Comerica Inc.	128,793	3,779
	Legg Mason Inc.	77,353	3,779
	JBG SMITH Properties	115,439	3,674
	EastGroup Properties Inc.	35,151	3,673
	Hudson Pacific Properties Inc.	143,278	3,634
	Kimco Realty Corp.	373,890	3,616
	RLI Corp.	40,846	3,592
	STORE Capital Corp.	196,327	3,557
	Erie Indemnity Co.	23,862	3,537
	American Campus Communities Inc.	127,467	3,537
	East West Bancorp Inc.	135,742	3,494
	Healthcare Realty Trust Inc.	123,864	3,460
	Equity Commonwealth	106,757	3,385
	Primerica Inc.	38,235	3,383
*,^	Zillow Group Inc. Class C	93,417	3,365
	First Financial Bankshares Inc.	125,009	3,355
	Highwoods Properties Inc.	93,441	3,310
	Hanover Insurance Group Inc.	35,775	3,241
*	Athene Holding Ltd. Class A	129,969	3,226
	Terreno Realty Corp.	61,990	3,208
*	eHealth Inc.	22,715	3,199
	Eaton Vance Corp.	98,976	3,192
	SL Green Realty Corp.	73,966	3,188
	TCF Financial Corp.	136,049	3,083
	Popular Inc.	87,712	3,070
	QTS Realty Trust Inc.	52,700	3,057

	Jefferies Financial Group Inc.	223,533	3,056
	Glacier Bancorp Inc.	89,182	3,033
	Invesco Ltd.	329,788	2,994
	Interactive Brokers Group Inc.	67,664	2,921
	Rayonier Inc.	123,555	2,910
	Community Bank System Inc.	48,657	2,861
	Axis Capital Holdings Ltd.	73,398	2,837
	Cullen/Frost Bankers Inc.	49,894	2,784
	SLM Corp.	386,810	2,781
	Selective Insurance Group Inc.	55,484	2,758
	FirstCash Inc.	37,970	2,724
	STAG Industrial Inc.	119,013	2,680
	White Mountains Insurance Group Ltd.	2,940	2,675
	Agree Realty Corp.	42,534	2,633
	Unum Group	172,717	2,592
	Pinnacle Financial Partners Inc.	68,712	2,579
	Western Alliance Bancorp	84,044	2,573
	Valley National Bancorp	351,847	2,572
	Brixmor Property Group Inc.	267,435	2,541
	Stifel Financial Corp.	61,178	2,525
	Affiliated Managers Group Inc.	42,333	2,504
	PS Business Parks Inc.	18,335	2,485
	CVB Financial Corp.	122,922	2,465
*	Brighthouse Financial Inc.	101,572	2,455
	Spirit Realty Capital Inc.	93,543	2,446
	Starwood Property Trust Inc.	236,843	2,428
*	Cannae Holdings Inc.	72,453	2,426
	Physicians Realty Trust	173,837	2,423
*,^	Credit Acceptance Corp.	9,428	2,411
	Lazard Ltd.	101,527	2,392
	Janus Henderson Group plc	152,848	2,342
	Radian Group Inc.	178,200	2,308
	Synovus Financial Corp.	131,397	2,307
	Corporate Office Properties Trust	103,070	2,281
	Lexington Realty Trust Class B	227,922	2,263
	Taubman Centers Inc.	53,107	2,224
	First Horizon National Corp.	275,593	2,221
	Ares Management Corp. Class A	71,430	2,209
	Essent Group Ltd.	83,874	2,209
	FNB Corp.	298,988	2,204
	Kinsale Capital Group Inc.	20,404	2,133
	Independent Bank Corp.	33,054	2,128
	Assured Guaranty Ltd.	82,087	2,117
	UMB Financial Corp.	45,161	2,095
	Bank of Hawaii Corp.	37,916	2,094
	Umpqua Holdings Corp.	190,848	2,080
	United Bankshares Inc.	89,322	2,062
	Old National Bancorp	155,730	2,054
	Piedmont Office Realty Trust Inc.	116,260	2,053
	CenterState Bank Corp.	118,775	2,047
	Houlihan Lokey Inc.	39,131	2,040
	First Hawaiian Inc.	122,038	2,017
	Sterling Bancorp	192,108	2,008
	PacWest Bancorp	111,889	2,005
*	Zillow Group Inc.	58,306	1,981
	New Residential Investment Corp.	395,265	1,980
	MGIC Investment Corp.	310,430	1,971

Bank OZK	117,493	1,962
PotlatchDeltic Corp.	62,402	1,959
Webster Financial Corp.	84,919	1,945
National Health Investors Inc.	39,070	1,935
Sabra Health Care REIT Inc.	176,637	1,929
Sunstone Hotel Investors Inc.	218,704	1,905
Simmons First National Corp.	103,348	1,902
Columbia Banking System Inc.	70,781	1,897
Washington Federal Inc.	72,938	1,893
Washington REIT	78,867	1,883
* Howard Hughes Corp.	37,028	1,871
Associated Banc-Corp	144,644	1,850
Blackstone Mortgage Trust Inc.	98,363	1,832
South State Corp.	30,328	1,781
Wintrust Financial Corp.	54,166	1,780
Apple Hospitality REIT Inc.	192,183	1,762
Park Hotels & Resorts Inc.	222,108	1,757
CNO Financial Group Inc.	140,711	1,743
Outfront Media Inc.	128,715	1,735
Brandywine Realty Trust	164,814	1,734
IBERIABANK Corp.	47,876	1,731
Paramount Group Inc.	196,145	1,726
Cathay General Bancorp	74,939	1,720
Home BancShares Inc.	143,042	1,715
Atlantic Union Bankshares Corp.	78,218	1,713
Fulton Financial Corp.	148,436	1,706
EPR Properties	70,022	1,696
Easterly Government Properties Inc.	68,738	1,694
National Storage Affiliates Trust	56,931	1,685
BancorpSouth Bank	87,737	1,660
Hancock Whitney Corp.	84,529	1,650
* Enstar Group Ltd.	10,361	1,648
Federated Hermes Inc.	86,125	1,641
American Equity Investment Life Holding Co.	85,628	1,610
Weingarten Realty Investors	111,014	1,602
Investors Bancorp Inc.	199,088	1,591
BankUnited Inc.	84,917	1,588
Ryman Hospitality Properties Inc.	43,901	1,574
Capitol Federal Financial Inc.	135,087	1,568
International Bancshares Corp.	58,115	1,562
Navient Corp.	204,056	1,547
WesBanco Inc.	64,356	1,525
CIT Group Inc.	88,287	1,524
* Genworth Financial Inc.	458,388	1,522
Ameris Bancorp	63,732	1,514
Virtu Financial Inc.	72,503	1,510
Chimera Investment Corp.	164,331	1,495
Kennedy-Wilson Holdings Inc.	111,011	1,490
Westamerica Bancorporation	25,226	1,483
Horace Mann Educators Corp.	40,462	1,481
Empire State Realty Trust Inc.	165,200	1,480
First Merchants Corp.	55,627	1,474
FGL Holdings	147,059	1,441
First Midwest Bancorp Inc.	104,803	1,387
Columbia Property Trust Inc.	110,876	1,386
United Community Banks Inc.	74,926	1,372
First Financial Bancorp	91,697	1,367

Clearway Energy Inc.	72,253	1,358
OneMain Holdings Inc	70,542	1,349
Evercore Inc.	29,076	1,339
GEO Group Inc.	110,039	1,338
ServisFirst Bancshares Inc.	45,100	1,322
Trustmark Corp.	56,696	1,321
NBT Bancorp Inc.	40,751	1,320
ProAssurance Corp.	51,958	1,299
Pebblebrook Hotel Trust	118,838	1,294
Moelis & Co.	46,030	1,293
CareTrust REIT Inc.	87,400	1,293
Hamilton Lane Inc.	23,277	1,287
* LendingTree Inc.	7,005	1,285
Four Corners Property Trust Inc.	68,434	1,280
CoreCivic Inc.	114,038	1,274
Office Properties Income Trust	46,626	1,271
WSFS Financial Corp.	50,439	1,257
* PRA Group Inc.	45,105	1,250
RLJ Lodging Trust	161,556	1,247
* Cushman & Wakefield plc	104,799	1,230
First Interstate BancSystem Inc.	42,572	1,228
Safety Insurance Group Inc.	14,480	1,223
Universal Health Realty Income Trust	12,007	1,210
Towne Bank	66,795	1,208
AMERISAFE Inc.	18,723	1,207
Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,730	1,199
American Assets Trust Inc.	47,197	1,180
BOK Financial Corp.	27,414	1,167
Argo Group International Holdings Ltd.	31,400	1,164
Renasant Corp.	52,985	1,157
Mack-Cali Realty Corp.	75,942	1,157
Employers Holdings Inc.	28,475	1,154
Northwest Bancshares Inc.	99,614	1,153
First BanCorp	215,877	1,148
LTC Properties Inc.	37,068	1,145
National General Holdings Corp.	69,020	1,142
Industrial Logistics Properties Trust	65,067	1,141
* Redfin Corp.	73,726	1,137
Great Western Bancorp Inc.	55,441	1,135
Innovative Industrial Properties Inc.	14,845	1,127
Xenia Hotels & Resorts Inc.	109,230	1,125
Walker & Dunlop Inc.	27,891	1,123
Mercury General Corp.	27,350	1,114
Global Net Lease Inc.	82,784	1,107
Artisan Partners Asset Management Inc.	51,040	1,097
Essential Properties Realty Trust I nc.	83,964	1,097
* Green Dot Corp.	42,399	1,077
Park National Corp.	13,846	1,075
Banner Corp.	32,303	1,067
Monmouth Real Estate Investment Corp.	88,126	1,062
* Texas Capital Bancshares Inc.	47,874	1,061
First Citizens BancShares Inc.	3,153	1,050
S&T Bancorp Inc.	38,132	1,042
Heartland Financial USA Inc.	34,230	1,034
City Holding Co.	15,452	1,028
Santander Consumer USA Holdings Inc.	73,866	1,027
Retail Properties of America Inc.	198,031	1,024

James River Group Holdings Ltd.	28,186	1,021
Apollo Commercial Real Estate Finance Inc.	136,226	1,011
Hilltop Holdings Inc.	65,763	994
Acadia Realty Trust	80,207	994
* Palomar Holdings Inc.	17,049	992
Uniti Group Inc.	163,693	987
Southside Bancshares Inc.	32,295	981
Cohen & Steers Inc.	21,535	979
Urban Edge Properties	111,049	978
Two Harbors Investment Corp.	254,459	969
Pacific Premier Bancorp Inc.	51,100	963
PennyMac Mortgage Investment Trust	89,216	947
Hope Bancorp Inc.	114,205	939
Nelnet Inc.	20,516	932
DiamondRock Hospitality Co.	180,995	919
First Busey Corp.	53,617	917
* Axos Financial Inc.	50,285	912
First Commonwealth Financial Corp.	99,253	907
TFS Financial Corp.	58,979	901
Eagle Bancorp Inc.	29,419	889
OceanFirst Financial Corp.	55,338	880
Lakeland Financial Corp.	23,751	873
Brookline Bancorp Inc.	76,996	869
* Seacoast Banking Corp. of Florida	47,420	868
Broadmark Realty Capital Inc.	115,213	866
Service Properties Trust	158,731	857
Safehold Inc.	13,515	855
Tompkins Financial Corp.	11,876	853
Independence Realty Trust Inc.	94,865	848
PJT Partners Inc.	19,447	844
Colony Capital Inc.	480,430	841
Retail Opportunity Investments Corp.	100,830	836
Macerich Co.	141,900	799
Sandy Spring Bancorp Inc.	35,191	797
Waddell & Reed Financial Inc.	69,813	794
Heritage Financial Corp.	39,210	784
Diversified Healthcare Trust	214,485	779
SITE Centers Corp.	147,315	768
Getty Realty Corp.	32,126	763
American National Insurance Co.	9,240	761
TriCo Bancshares	25,498	760
Cadence BanCorp Class A	115,964	760
Alexander & Baldwin Inc.	65,630	736
Kite Realty Group Trust	77,745	736
* NMI Holdings Inc.	63,396	736
* Columbia Financial Inc.	51,045	735
Provident Financial Services Inc.	57,104	734
Independent Bank Group Inc.	30,229	716
Flagstar Bancorp Inc.	35,438	703
First Bancorp	30,175	696
Lakeland Bancorp Inc.	64,394	696
Kearny Financial Corp.	81,017	696
United Fire Group Inc.	21,234	692
German American Bancorp Inc.	25,052	688
Berkshire Hills Bancorp Inc.	45,401	675
BGC Partners Inc. Class A	266,472	672
Meta Financial Group Inc.	30,553	664

National Bank Holdings Corp.	27,571	659
* Encore Capital Group Inc.	28,184	659
Enterprise Financial Services Corp.	23,255	649
Piper Sandler Cos.	12,800	647
BancFirst Corp.	19,362	646
MFA Financial Inc.	413,056	640
Redwood Trust Inc.	126,046	638
Community Healthcare Trust Inc.	16,547	633
* Marcus & Millichap Inc.	23,257	630
Veritex Holdings Inc.	44,877	627
* LendingClub Corp.	79,742	626
* Focus Financial Partners Inc.	27,170	625
American Finance Trust Inc.	99,800	624
Stewart Information Services Corp.	23,120	617
Newmark Group Inc.	144,190	613
Clearway Energy Inc. Class A	35,643	612
Stock Yards Bancorp Inc.	21,016	608
Washington Trust Bancorp Inc.	16,604	607
Carolina Financial Corp.	23,205	600
New York Mortgage Trust Inc.	385,771	598
* MBIA Inc.	82,781	591
Bryn Mawr Bank Corp.	20,671	587
Investors Real Estate Trust	10,641	585
PennyMac Financial Services Inc.	26,427	584
Meridian Bancorp Inc.	52,056	584
Great Southern Bancorp Inc.	14,056	568
* Triumph Bancorp Inc.	21,821	567
iStar Inc.	53,353	566
Franklin Street Properties Corp.	98,415	564
Boston Private Financial Holdings Inc.	78,736	563
Alexander's Inc.	2,035	562
Armada Hoffler Properties Inc.	52,430	561
TrustCo Bank Corp.	100,828	545
* Goosehead Insurance Inc.	12,182	544
* INTL. FCStone Inc.	14,974	543
Northfield Bancorp Inc.	48,333	541
* St. Joe Co.	31,676	532
OFG Bancorp	47,383	530
Gladstone Commercial Corp.	36,789	528
* Nicolet Bankshares Inc.	9,601	524
CatchMark Timber Trust Inc.	72,051	520
Camden National Corp.	16,440	517
HomeStreet Inc.	23,088	513
First Defiance Financial Corp.	34,686	511
* Ambac Financial Group Inc.	41,421	511
Community Trust Bancorp Inc.	16,048	510
* Mr Cooper Group Inc.	69,247	508
State Auto Financial Corp.	18,211	506
ARMOUR Residential REIT Inc.	57,425	506
NexPoint Residential Trust Inc.	19,903	502
Federal Agricultural Mortgage Corp.	8,947	498
Front Yard Residential Corp.	41,596	497
Invesco Mortgage Capital Inc.	145,213	495
* WillScot Corp.	48,311	489
Universal Insurance Holdings Inc.	27,082	485
Virtus Investment Partners Inc.	6,311	480
* Third Point Reinsurance Ltd.	64,165	475

Central Pacific Financial Corp.	29,857	475
Arbor Realty Trust Inc.	95,763	469
Brookfield Property REIT Inc. Class A	55,228	469
Heritage Commerce Corp.	60,971	468
Allegiance Bancshares Inc.	19,113	461
QCR Holdings Inc.	16,992	460
UMH Properties Inc.	42,210	458
Preferred Bank	13,521	457
Ladder Capital Corp.	95,925	455
* Enova International Inc.	31,341	454
First Foundation Inc.	44,108	451
Global Medical REIT Inc.	44,324	449
^ Tanger Factory Outlet Centers Inc.	89,592	448
Flushing Financial Corp.	33,520	448
Dime Community Bancshares Inc.	32,379	444
Peoples Bancorp Inc.	19,661	435
ConnectOne Bancorp Inc.	32,319	434
Saul Centers Inc.	13,262	434
RPT Realty	70,559	425
Univest Financial Corp.	25,927	423
RMR Group Inc.	15,625	421
Summit Hotel Properties Inc.	97,548	412
Brightsphere Investment Group Inc.	64,232	410
Capstead Mortgage Corp.	96,616	406
City Office REIT Inc.	55,269	400
First of Long Island Corp.	22,884	397
Republic Bancorp Inc.	11,932	394
Banc of California Inc.	48,620	389
Opus Bank	22,425	389
Origin Bancorp Inc.	19,150	388
Live Oak Bancshares Inc.	30,279	378
First Financial Corp.	11,121	375
Midland States Bancorp Inc.	21,164	370
National Western Life Group Inc.	2,144	369
FBL Financial Group Inc. Class A	7,741	361
Heritage Insurance Holdings Inc.	33,166	355
Peapack Gladstone Financial Corp.	19,698	354
First Community Bankshares Inc.	15,146	353
Bank First Corp.	6,300	353
Waterstone Financial Inc.	24,139	351
CBTX Inc.	19,652	349
RE/MAX Holdings Inc.	15,637	343
1st Source Corp.	10,461	339
Farmers National Banc Corp.	29,143	339
Dynex Capital Inc.	32,323	337
Franklin Financial Network Inc.	16,514	337
People's Utah Bancorp	17,258	334
Urstadt Biddle Properties Inc. Class A	23,329	329
Realogy Holdings Corp.	108,850	328
Cherry Hill Mortgage Investment Corp.	52,658	326
Hanmi Financial Corp.	29,756	323
First Bancshares Inc.	16,891	322
* Assetmark Financial Holdings Inc.	15,755	321
Colony Credit Real Estate Inc.	81,370	321
* Tejon Ranch Co.	22,743	320
KKR Real Estate Finance Trust Inc.	21,141	317
* Seritage Growth Properties	34,654	316

	FB Financial Corp.	15,797	312
*	Bancorp Inc.	50,863	309
*	World Acceptance Corp.	5,632	308
*	TriState Capital Holdings Inc.	31,416	304
*	Customers Bancorp Inc.	27,711	303
	Independent Bank Corp.	23,360	301
	American National Bankshares Inc.	12,302	294
	Bank of Marin Bancorp	9,648	289
	Bridge Bancorp Inc.	13,560	287
	TPG RE Finance Trust Inc.	51,850	285
	Horizon Bancorp Inc.	28,865	285
	Diamond Hill Investment Group Inc.	3,151	284
*	Watford Holdings Ltd.	19,317	283
	Preferred Apartment Communities Inc.	38,542	277
	WisdomTree Investments Inc.	118,321	276
	Arrow Financial Corp.	9,710	271
	Alerus Financial Corp.	16,141	267
	HCI Group Inc.	6,410	258
	Byline Bancorp Inc.	24,690	256
	Mercantile Bank Corp.	11,852	251
	RBB Bancorp	18,000	247
	Granite Point Mortgage Trust Inc.	47,772	242
*	Bridgewater Bancshares Inc.	24,367	238
*,^	eXp World Holdings Inc.	27,949	236
*	Amerant Bancorp Inc.	15,321	236
	Cowen Inc.	24,160	233
	Chatham Lodging Trust	38,958	231
	Bar Harbor Bankshares	13,006	225
	MidWestOne Financial Group Inc.	10,700	224
	Victory Capital Holdings Inc. Class A	13,660	223
*,^	Benefytt Technologies Inc. Class A	9,960	223
	Ready Capital Corp.	30,877	223
*	FRP Holdings Inc.	5,128	221
	Whitestone REIT	35,347	219
	CorEnergy Infrastructure Trust Inc.	11,831	217
	Carter Bank & Trust	23,054	212
	New Senior Investment Group Inc.	82,301	211
*	BRP Group Inc. Class A	19,963	211
	Sculptor Capital Management Inc. Class A	15,482	210
	First Internet Bancorp	12,720	209
	HomeTrust Bancshares Inc.	13,088	208
	First Mid Bancshares Inc.	8,667	206
*	Citizens Inc. Class A	31,480	205
*	Atlantic Capital Bancshares Inc.	17,184	204
	Merchants Bancorp	13,172	200
	Jernigan Capital Inc.	18,034	198
	Consolidated-Tomoka Land Co.	4,255	193
	CNB Financial Corp.	10,149	192
	Westwood Holdings Group Inc.	10,426	191
	Cambridge Bancorp	3,671	191
	SB One Bancorp	11,084	188
	Ellington Financial Inc.	32,900	188
	Gladstone Land Corp.	15,740	187
	Oak Valley Bancorp	11,820	186
	PCSB Financial Corp.	13,132	184
	Orrstown Financial Services Inc.	13,332	184
	Financial Institutions Inc.	10,038	182

Global Indemnity Ltd.	7,114	181
Retail Value Inc.	14,573	179
* Equity Bancshares Inc.	10,342	178
Citizens & Northern Corp.	8,811	176
* PICO Holdings Inc.	22,524	175
Business First Bancshares Inc.	12,976	175
Mid Penn Bancorp Inc.	8,647	175
Ares Commercial Real Estate Corp.	25,011	175
* EZCORP Inc.	41,670	174
* Baycom Corp.	14,250	172
Peoples Financial Services Corp.	4,308	171
First Choice Bancorp	11,186	168
* Metropolitan Bank Holding Corp.	6,188	167
Farmers & Merchants Bancorp Inc.	6,384	165
* International Money Express Inc.	18,000	164
Enterprise Bancorp Inc.	6,024	163
First Bancorp Inc.	7,333	161
* Greenlight Capital Re Ltd.	27,050	161
* Pioneer Bancorp Inc.	15,418	160
* PDL Community Bancorp	15,513	159
West Bancorporation Inc.	9,617	157
FNCB Bancorp Inc.	22,643	156
* First Western Financial Inc.	11,600	155
Orchid Island Capital Inc.	52,315	154
Plymouth Industrial REIT Inc.	13,717	153
Amalgamated Bank	13,999	151
Civista Bancshares Inc.	10,116	151
Summit Financial Group Inc.	7,124	151
Capstar Financial Holdings Inc.	15,265	151
* MMA Capital Holdings Inc.	6,100	151
* MainStreet Bancshares Inc.	8,911	149
Sierra Bancorp	8,494	149
Protective Insurance Corp.	10,856	149
* Pacific Mercantile Bancorp	31,645	149
* Richmond Mutual Bancorporation Inc.	14,600	149
* Forestar Group Inc.	14,329	148
One Liberty Properties Inc.	10,579	147
^ Washington Prime Group Inc.	182,415	147
Oppenheimer Holdings Inc.	7,396	146
Investors Title Co.	1,135	145
* FVCBankcorp Inc.	10,750	143
Franklin Financial Services Corp.	5,214	143
Home Bancorp Inc.	5,803	142
* Howard Bancorp Inc.	12,984	141
Luther Burbank Corp.	15,347	141
* Randolph Bancorp Inc.	14,563	140
Hingham Institution for Savings	962	139
Hawthorn Bancshares Inc.	7,600	139
Guaranty Bancshares Inc.	6,015	139
ACNB Corp.	4,637	139
Old Second Bancorp Inc.	20,067	139
Fidelity D&D Bancorp Inc.	2,713	138
CorePoint Lodging Inc.	35,204	138
Greenhill & Co. Inc.	13,600	134
Farmland Partners Inc.	21,975	133
National Bankshares Inc.	4,164	133
Community Financial Corp.	5,956	132

SmartFinancial Inc.	8,647	132
United Insurance Holdings Corp.	14,207	131
Anworth Mortgage Asset Corp.	115,988	131
Southern National Bancorp of Virginia Inc.	13,308	131
LCNB Corp.	10,252	129
* Coastal Financial Corp.	12,289	129
* Southern First Bancshares Inc.	4,512	128
* Spirit of Texas Bancshares Inc.	12,308	127
Capital City Bank Group Inc.	6,319	127
Safeguard Scientifics Inc.	22,542	125
Urstadt Biddle Properties Inc.	11,046	124
* HarborOne Bancorp Inc.	16,465	124
FedNat Holding Co.	10,699	123
Southern Missouri Bancorp Inc.	5,023	122
MutualFirst Financial Inc.	4,298	121
Central Valley Community Bancorp	9,286	121
United Security Bancshares	18,866	121
* Republic First Bancorp Inc.	54,003	118
Century Bancorp Inc.	1,900	118
Level One Bancorp Inc.	6,551	118
BBX Capital Corp.	50,915	118
Northrim BanCorp Inc.	4,327	117
Crawford & Co. Class A	16,065	116
Bluerock Residential Growth REIT Inc.	20,718	115
Codorus Valley Bancorp Inc.	7,091	114
Territorial Bancorp Inc.	4,529	111
FS Bancorp Inc.	3,069	110
Hersha Hospitality Trust Class A	30,464	109
Western Asset Mortgage Capital Corp.	46,368	106
Penns Woods Bancorp Inc.	4,312	105
PCB Bancorp	10,610	104
Great Ajax Corp.	15,902	101
* Aspen Group Inc.	12,570	100
Western New England Bancorp Inc.	14,848	100
Norwood Financial Corp.	3,727	100
Premier Financial Bancorp Inc.	7,891	98
Macatawa Bank Corp.	13,643	97
South Plains Financial Inc.	6,236	97
BankFinancial Corp.	10,939	96
Ellington Residential Mortgage REIT	18,173	96
* Rafael Holdings Inc. Class B	7,468	96
GAIN Capital Holdings Inc.	16,918	94
Standard AVB Financial Corp.	4,450	94
BCB Bancorp Inc.	8,673	92
Curo Group Holdings Corp.	17,313	92
* CrossFirst Bankshares Inc.	10,830	91
* Regional Management Corp.	6,593	90
Donegal Group Inc.	5,852	89
* Select Bancorp Inc.	11,590	88
Sterling Bancorp Inc.	20,200	87
AG Mortgage Investment Trust Inc.	31,006	85
Chemung Financial Corp.	2,549	84
Bank of Princeton	3,544	82
Marlin Business Services Corp.	7,373	82
First Northwest Bancorp	7,546	82
First Bank	11,738	81
Tiptree Inc.	15,559	81

	Cedar Realty Trust Inc.	86,316	81
	Middlefield Banc Corp.	5,094	81
	ESSA Bancorp Inc.	5,800	79
	Investar Holding Corp.	6,106	78
	First Financial Northwest Inc.	7,628	77
	Prudential Bancorp Inc.	5,160	76
	First Community Corp.	4,821	76
	Riverview Bancorp Inc.	14,806	74
	Shore Bancshares Inc.	6,832	74
	Independence Holding Co.	2,858	73
	Clipper Realty Inc.	14,042	73
	Mackinac Financial Corp.	6,869	72
*	On Deck Capital Inc.	46,277	71
	Reliant Bancorp Inc.	6,284	71
*	NI Holdings Inc.	5,165	70
	Bank of Commerce Holdings	8,874	70
	Parke Bancorp Inc.	5,084	69
*	Stratus Properties Inc.	3,856	68
	First Business Financial Services Inc.	4,314	67
	Arlington Asset Investment Corp.	30,471	67
	C&F Financial Corp.	1,671	67
	Associated Capital Group Inc.	2,140	65
	Pzena Investment Management Inc.	14,523	65
	Northeast Bank	5,474	64
	First Guaranty Bancshares Inc.	4,349	63
	Timberland Bancorp Inc.	3,406	62
	OP Bancorp	8,347	62
	MVB Financial Corp.	4,743	60
	Ashford Hospitality Trust Inc.	79,633	59
	Greene County Bancorp Inc.	2,506	59
	Evans Bancorp Inc.	2,377	58
	Hunt Cos. Finance Trust Inc.	30,449	56
*	Medallion Financial Corp.	29,600	55
*	Esquire Financial Holdings Inc.	3,649	55
*	Malvern Bancorp Inc.	4,442	54
*	Hallmark Financial Services Inc.	13,459	54
	Community Bankers Trust Corp.	10,847	53
	Crawford & Co. Class B	7,813	50
	Griffin Industrial Realty Inc.	1,523	50
	Provident Financial Holdings Inc.	3,235	49
	SB Financial Group Inc.	4,383	49
	Braemar Hotels & Resorts Inc.	28,386	48
*	MoneyGram International Inc.	36,300	48
^	Pennsylvania REIT	49,666	45
	1st Constitution Bancorp	3,259	43
*,^,1	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
	BRT Apartments Corp.	4,134	42
	Bankwell Financial Group Inc.	2,772	42
	First United Corp.	2,828	40
	Kingstone Cos. Inc.	7,803	40
	Peoples Bancorp of North Carolina Inc.	1,927	39
	CB Financial Services Inc.	2,000	39
	Global Self Storage Inc.	10,820	38
	Union Bankshares Inc.	1,684	38
*	ProSight Global Inc.	3,869	38
	Ohio Valley Banc Corp.	1,244	37
	Unity Bancorp Inc.	3,156	37

	HBT Financial Inc.	3,343	35
*	Provident Bancorp Inc.	4,080	35
*	GWG Holdings Inc.	3,403	35
	Sachem Capital Corp.	17,836	31
*	Ocwen Financial Corp.	60,153	30
*	Security National Financial Corp. Class A	6,904	29
	First Savings Financial Group Inc.	703	27
*	Impac Mortgage Holdings Inc.	10,822	26
	Manning & Napier Inc.	20,773	26
	Silvercrest Asset Management Group Inc.	2,679	25
*	CBL & Associates Properties Inc.	116,777	23
	Federal Agricultural Mortgage Corp. Class A	484	23
	AmeriServ Financial Inc.	8,751	23
	Plumas Bancorp	1,230	23
*	FlexShopper Inc.	16,024	20
	Old Point Financial Corp.	1,344	20
*	Oportun Financial Corp.	1,884	20
*	Altisource Portfolio Solutions SA	2,562	20
	Severn Bancorp Inc.	2,872	18
	Hennessy Advisors Inc.	2,219	16
	Sotherly Hotels Inc.	10,121	16
*	Maui Land & Pineapple Co. Inc.	1,478	16
	Bank7 Corp.	1,874	15
*	Wheeler REIT Inc.	13,002	13
	County Bancorp Inc.	680	13
*	Ashford Inc.	1,665	10
	US Global Investors Inc. Class A	9,831	10
*	Transcontinental Realty Investors Inc.	425	9
*	Altisource Asset Management Corp.	592	8
*	Meridian Corp.	591	8
*	Consumer Portfolio Services Inc.	5,489	7
*	Capital Bancorp Inc.	594	7
*	1347 Property Insurance Holdings Inc.	1,509	7
*	HV Bancorp Inc.	630	7
	Bank of South Carolina Corp.	430	6
	Medley Management Inc.	8,498	6
*	Nicholas Financial Inc.	983	6
*	Elevate Credit Inc.	5,276	5
	WVS Financial Corp.	394	5
*	Asta Funding Inc.	556	5
	Sound Financial Bancorp Inc.	195	4
*	Community First Bancshares Inc.	405	3
*	Central Federal Corp.	139	1
	Ottawa Bancorp Inc.	138	1
*,1	Ambit Biosciences Corp. CVR	1,900	1
*	National Holdings Corp.	672	1
*	Broadway Financial Corp.	546	1
*	Rekor Systems Inc.	95	—
*	Conifer Holdings Inc.	99	—
	Condor Hospitality Trust Inc.	51	—
	Manhattan Bridge Capital Inc.	48	—
*	Riot Blockchain Inc.	216	—
	Tremont Mortgage Trust	41	—
	Exantas Capital Corp.	22	—
*,1	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—

4,050,714

Health Care (8.6%)
Johnson & Johnson	2,449,825	321,246
UnitedHealth Group Inc.	881,675	219,872
Merck & Co. Inc.	2,369,209	182,287
Pfizer Inc.	5,149,514	168,080
Abbott Laboratories	1,645,356	129,835
Bristol-Myers Squibb Co.	2,176,495	121,318
Medtronic plc	1,247,045	112,459
Amgen Inc.	552,417	111,992
Eli Lilly & Co.	804,137	111,550
Thermo Fisher Scientific Inc.	372,825	105,733
AbbVie Inc.	1,373,774	104,668
Gilead Sciences Inc.	1,176,472	87,953
Cigna Corp.	346,980	61,478
Becton Dickinson and Co.	251,517	57,791
* Vertex Pharmaceuticals Inc.	238,216	56,684
Anthem Inc.	235,856	53,549
* Intuitive Surgical Inc.	107,416	53,194
* Biogen Inc.	167,582	53,020
Zoetis Inc.	442,920	52,127
Allergan plc	289,848	51,332
Stryker Corp.	295,678	49,227
* Boston Scientific Corp.	1,293,366	42,203
Humana Inc.	123,136	38,667
Baxter International Inc.	474,744	38,544
* Illumina Inc.	136,481	37,276
* Regeneron Pharmaceuticals Inc.	75,169	36,704
* Edwards Lifesciences Corp.	193,671	36,530
* Centene Corp.	542,357	32,221
* DexCom Inc.	84,950	22,875
HCA Healthcare Inc.	251,859	22,630
ResMed Inc.	133,428	19,653
Zimmer Biomet Holdings Inc.	190,519	19,258
* IDEXX Laboratories Inc.	79,494	19,257
* Alexion Pharmaceuticals Inc.	196,635	17,656
* IQVIA Holdings Inc.	152,535	16,452
* BioMarin Pharmaceutical Inc.	168,311	14,222
Cardinal Health Inc.	274,134	13,142
* Seattle Genetics Inc.	112,519	12,982
Cooper Cos. Inc.	46,322	12,770
Teleflex Inc.	43,327	12,689
* Incyte Corp.	171,194	12,537
* Align Technology Inc.	66,290	11,531
* Laboratory Corp. of America Holdings	90,727	11,467
* Alnylam Pharmaceuticals Inc.	104,722	11,399
STERIS plc	79,003	11,058
West Pharmaceutical Services Inc.	69,052	10,513
* Teladoc Health Inc.	67,651	10,487
Quest Diagnostics Inc.	125,255	10,058
* Insulet Corp.	57,833	9,582
* Hologic Inc.	250,378	8,788
* Varian Medical Systems Inc.	84,828	8,708
* Elanco Animal Health Inc.	370,628	8,298
* Molina Healthcare Inc.	58,703	8,201
Dentsply Sirona Inc.	207,388	8,053
* Exact Sciences Corp.	137,760	7,990
* Masimo Corp.	44,948	7,961

PerkinElmer Inc.	104,016	7,830
* Catalent Inc.	145,672	7,568
* Neurocrine Biosciences Inc.	86,291	7,469
* Mylan NV	483,084	7,203
Universal Health Services Inc.	71,135	7,048
* Bio-Rad Laboratories Inc.	19,760	6,927
* Henry Schein Inc.	136,126	6,877
Bio-Techne Corp.	35,777	6,784
* Moderna Inc.	218,770	6,552
* Sarepta Therapeutics Inc.	66,664	6,521
Chemed Corp.	14,981	6,490
Hill-Rom Holdings Inc.	62,257	6,263
* DaVita Inc.	78,680	5,984
Encompass Health Corp.	92,235	5,906
Perrigo Co. plc	120,931	5,816
* ABIOMED Inc.	39,976	5,803
* Charles River Laboratories International Inc.	45,752	5,774
* Ionis Pharmaceuticals Inc.	118,768	5,615
* Amedisys Inc.	30,215	5,546
* Horizon Therapeutics plc	175,092	5,186
* Jazz Pharmaceuticals plc	50,432	5,030
* Novocure Ltd.	74,450	5,013
* PRA Health Sciences Inc.	59,349	4,928
* Exelixis Inc.	285,622	4,918
* Haemonetics Corp.	47,251	4,709
* Penumbra Inc.	29,187	4,709
* ACADIA Pharmaceuticals Inc.	109,044	4,607
* Repligen Corp.	44,028	4,250
* Avantor Inc.	320,318	4,001
* Acceleron Pharma Inc.	42,874	3,853
* LHC Group Inc.	26,882	3,769
* ICU Medical Inc.	18,361	3,705
* United Therapeutics Corp.	37,785	3,583
* Quidel Corp.	35,263	3,449
* HealthEquity Inc.	67,211	3,400
* Neogen Corp.	50,353	3,373
* Tandem Diabetes Care Inc.	52,307	3,366
Bruker Corp.	92,940	3,333
* Wright Medical Group NV	116,216	3,330
* Iovance Biotherapeutics Inc.	107,052	3,205
* Reata Pharmaceuticals Inc.	21,767	3,142
* Integra LifeSciences Holdings Corp.	69,484	3,104
* Globus Medical Inc.	72,017	3,063
* Guardant Health Inc.	43,402	3,021
* Syneos Health Inc.	76,514	3,016
* Momenta Pharmaceuticals Inc.	108,831	2,960
* Nektar Therapeutics Class A	165,474	2,954
* Global Blood Therapeutics Inc.	55,889	2,855
* Blueprint Medicines Corp.	48,415	2,831
* Nevro Corp.	27,066	2,706
* Forty Seven Inc.	28,030	2,675
* Mirati Therapeutics Inc.	33,866	2,603
* Halozyme Therapeutics Inc.	144,074	2,592
* Omnicell Inc.	39,062	2,562
* NeoGenomics Inc.	92,362	2,550
* Arrowhead Pharmaceuticals Inc.	88,604	2,549
* PTC Therapeutics Inc.	54,436	2,428

*	FibroGen Inc.	69,451	2,413
*	NuVasive Inc.	47,510	2,407
*	Emergent BioSolutions Inc.	40,309	2,332
*	Amicus Therapeutics Inc.	248,897	2,300
*	Immunomedics Inc.	166,431	2,244
*	Envista Holdings Corp.	150,018	2,241
*	Alkermes plc	155,411	2,241
*	Agios Pharmaceuticals Inc.	61,694	2,189
*	HMS Holdings Corp.	85,373	2,157
*	Ultragenyx Pharmaceutical Inc.	48,551	2,157
*	Change Healthcare Inc.	210,343	2,101
*	iRhythm Technologies Inc.	25,144	2,045
*	Arena Pharmaceuticals Inc.	46,893	1,970
*	Natera Inc.	65,889	1,967
*	Medpace Holdings Inc.	25,467	1,869
*	MyoKardia Inc.	39,700	1,861
	Ensign Group Inc.	46,309	1,742
*	Prestige Consumer Healthcare Inc.	47,399	1,739
*	Bluebird Bio Inc.	36,832	1,693
	Healthcare Services Group Inc.	70,525	1,686
*	ChemoCentryx Inc.	40,136	1,613
*	Intercept Pharmaceuticals Inc.	24,790	1,561
*	Ra Pharmaceuticals Inc.	32,250	1,548
*	Acadia Healthcare Co. Inc.	83,693	1,536
*	Merit Medical Systems Inc.	49,063	1,533
*	Deciphera Pharmaceuticals Inc.	36,348	1,496
*	Xencor Inc.	48,973	1,463
*	Select Medical Holdings Corp.	97,350	1,460
*	Adaptive Biotechnologies Corp.	52,499	1,458
*	Apellis Pharmaceuticals Inc.	54,391	1,457
	CONMED Corp.	25,355	1,452
*	Tenet Healthcare Corp.	99,921	1,439
*	Ironwood Pharmaceuticals Inc.	138,920	1,402
*	Axsome Therapeutics Inc.	23,586	1,388
*	Sage Therapeutics Inc.	47,848	1,374
*	Insmed Inc.	85,693	1,374
*	STAAR Surgical Co.	41,760	1,347
*	Principia Biopharma Inc.	21,290	1,264
*	Zogenix Inc.	50,947	1,260
*	Glaukos Corp.	40,707	1,256
*	Fate Therapeutics Inc.	56,365	1,252
*	Pacira BioSciences Inc.	36,754	1,232
*	BioTelemetry Inc.	31,555	1,215
*	Avanos Medical Inc.	44,814	1,207
*	Denali Therapeutics Inc.	68,276	1,196
*	Ligand Pharmaceuticals Inc.	16,352	1,189
	Patterson Cos. Inc.	77,596	1,186
*	Kodiak Sciences Inc.	24,618	1,174
*	AtriCure Inc.	34,870	1,171
*	Corcept Therapeutics Inc.	97,769	1,163
*	Alector Inc.	47,747	1,152
	Cantel Medical Corp.	32,085	1,152
*,^	Invitae Corp.	84,077	1,149
*	Cardiovascular Systems Inc.	32,605	1,148
*,^	Allakos Inc.	25,345	1,128
*	PPD Inc.	62,400	1,111
*	Karyopharm Therapeutics Inc.	56,638	1,088

*	Theravance Biopharma Inc.	46,501	1,075
	Luminex Corp.	38,672	1,065
*	Inspire Medical Systems Inc.	17,563	1,059
*	Veracyte Inc.	43,519	1,058
*	REGENXBIO Inc.	32,391	1,049
*	Epizyme Inc.	66,376	1,030
*	Heron Therapeutics Inc.	86,980	1,021
*	Magellan Health Inc.	20,863	1,004
*	Editas Medicine Inc.	50,137	994
*	Dicerna Pharmaceuticals Inc.	54,083	994
*	Inogen Inc.	18,882	975
*	Turning Point Therapeutics Inc.	21,616	965
*	Enanta Pharmaceuticals Inc.	18,269	940
*	Coherus Biosciences Inc.	57,235	928
	Atrion Corp.	1,384	900
*	Myriad Genetics Inc.	62,856	899
*	Twist Bioscience Corp.	29,055	889
	National HealthCare Corp.	12,312	883
*	Supernus Pharmaceuticals Inc.	47,797	860
*	Addus HomeCare Corp.	12,566	849
*	MEDNAX Inc.	72,846	848
*	Varex Imaging Corp.	37,162	844
*	Intra-Cellular Therapies Inc.	54,384	836
*	NanoString Technologies Inc.	34,456	829
*,^	Allogene Therapeutics Inc.	42,016	817
	US Physical Therapy Inc.	11,760	811
*	Akebia Therapeutics Inc.	106,728	809
*	CareDx Inc.	35,265	770
*	R1 RCM Inc.	83,594	760
*,^	Esperion Therapeutics Inc.	23,775	750
*	Sangamo Therapeutics Inc.	117,053	746
*	TG Therapeutics Inc.	75,639	744
*	10X Genomics Inc. Class A	11,605	723
*	Natus Medical Inc.	31,072	719
*	Shockwave Medical Inc.	21,231	704
*	Endo International plc	187,335	693
*	Innoviva Inc.	58,815	692
*	Revance Therapeutics Inc.	46,692	691
*	Bridgebio Pharma Inc.	23,813	691
*	Cerus Corp.	145,208	675
*	Arvinas Inc.	16,494	665
*,^	Inovio Pharmaceuticals Inc.	88,916	662
*	OraSure Technologies Inc.	61,357	660
*,^	Omeros Corp.	49,283	659
*	Cara Therapeutics Inc.	49,514	654
*	Adverum Biotechnologies Inc	66,773	652
*	Tactile Systems Technology Inc.	16,140	648
*	Constellation Pharmaceuticals Inc.	20,065	631
	National Research Corp.	13,698	623
*	Cytokinetics Inc.	52,353	617
*	Madrigal Pharmaceuticals Inc.	9,228	616
*	Codexis Inc.	53,417	596
*	Retrophin Inc.	40,750	595
*	HealthStream Inc.	24,591	589
*	Kadmon Holdings Inc.	139,705	585
*	Rhythm Pharmaceuticals Inc.	38,004	578
*	Silk Road Medical Inc.	18,051	568

*	Aerie Pharmaceuticals Inc.	42,008	567
*	Vanda Pharmaceuticals Inc.	54,586	566
*	Karuna Therapeutics Inc.	7,825	563
*	OPKO Health Inc.	419,733	562
*	Radius Health Inc.	43,070	560
*	Aimmune Therapeutics Inc.	38,119	550
*	CryoLife Inc.	32,432	549
*	Brookdale Senior Living Inc.	175,458	547
	Owens & Minor Inc.	59,333	543
*	Collegium Pharmaceutical Inc.	32,398	529
*	Tricida Inc.	23,823	524
*	Hanger Inc.	33,589	523
*	ImmunoGen Inc.	144,561	493
*	Y-mAbs Therapeutics Inc.	18,675	487
*	Kura Oncology Inc.	48,597	484
*	Amphastar Pharmaceuticals Inc.	32,577	483
*,^	IGM Biosciences Inc.	8,561	481
*	Orthofix Medical Inc.	17,120	480
*,^	Cortexyme Inc.	10,508	479
*	CorVel Corp.	8,685	473
*	Arcus Biosciences Inc.	34,032	472
*	Atara Biotherapeutics Inc.	54,386	463
*	Portola Pharmaceuticals Inc.	63,492	453
*	Krystal Biotech Inc.	10,347	447
*	Pacific Biosciences of California Inc.	143,575	439
*	Eagle Pharmaceuticals Inc.	9,445	434
*,^	ZIOPHARM Oncology Inc.	176,915	433
	LeMaitre Vascular Inc.	17,295	431
*	Lantheus Holdings Inc.	33,532	428
*,^	Intellia Therapeutics Inc.	34,772	425
*	Rocket Pharmaceuticals Inc.	30,380	424
*	Athersys Inc.	139,637	419
*	Surmodics Inc.	12,342	411
*	Catalyst Pharmaceuticals Inc.	106,044	408
*	Quanterix Corp.	22,160	407
*	Relmada Therapeutics Inc.	11,889	406
*	Novavax Inc.	29,477	400
*	Athenex Inc.	51,427	398
*	Vericel Corp	42,944	394
*,^	PetIQ Inc.	16,893	392
*	NextCure Inc.	10,414	386
*	Anika Therapeutics Inc.	13,242	383
*	RadNet Inc.	36,356	382
*	Gossamer Bio Inc.	37,385	379
*	Assembly Biosciences Inc.	25,568	379
*	Amneal Pharmaceuticals Inc.	108,315	377
*	Heska Corp.	6,736	373
*,^	CEL-SCI Corp.	31,842	367
*,^	Kala Pharmaceuticals Inc.	41,100	361
*	Homology Medicines Inc.	23,208	361
*	OrthoPediatrics Corp.	9,089	360
*	Avrobio Inc.	22,886	356
*	CytomX Therapeutics Inc.	46,219	355
*	Applied Therapeutics Inc.	10,800	353
*	BioDelivery Sciences International Inc.	91,333	346
*	Antares Pharma Inc.	145,010	342
*	ANI Pharmaceuticals Inc.	8,394	342

*	Triple-S Management Corp.	23,594	333
*	AnaptysBio Inc.	23,444	331
*	AngioDynamics Inc.	31,392	327
*	Axonics Modulation Technologies Inc.	12,839	326
*	Ardelyx Inc.	57,223	325
*	Translate Bio Inc.	31,777	317
*	Progenics Pharmaceuticals Inc.	82,198	312
*	Intersect ENT Inc.	26,064	309
*	Community Health Systems Inc.	91,956	307
*	Axogen Inc.	29,257	304
*	SIGA Technologies Inc.	62,890	301
*	Option Care Health Inc.	31,719	300
*	Pennant Group Inc.	21,097	299
*	Odonate Therapeutics Inc.	10,760	297
	Utah Medical Products Inc.	3,090	291
*	Viking Therapeutics Inc.	61,875	290
*	Corbus Pharmaceuticals Holdings Inc.	55,216	289
*	Dynavax Technologies Corp.	81,661	288
*	Molecular Templates Inc.	21,660	288
*	Meridian Bioscience Inc.	34,159	287
*,^	Clovis Oncology Inc.	44,663	284
*	1Life Healthcare Inc.	15,556	282
*	Rigel Pharmaceuticals Inc.	180,640	282
*	Vapotherm Inc.	14,711	277
*,^	Progyny Inc.	13,048	277
*	SpringWorks Therapeutics Inc.	9,920	268
*	Agenus Inc.	108,517	266
*	PDL BioPharma Inc.	94,187	266
*	REVOLUTION Medicines Inc.	12,041	264
*	Puma Biotechnology Inc.	30,809	260
*	BioCryst Pharmaceuticals Inc.	128,009	256
*	Voyager Therapeutics Inc.	27,907	255
*	Repro-Med Systems Inc.	33,400	251
*	BioSpecifics Technologies Corp.	4,422	250
*	Syndax Pharmaceuticals Inc.	22,787	250
*	G1 Therapeutics Inc.	22,493	248
*,^	Ocular Therapeutix Inc.	49,571	245
*	ViewRay Inc.	97,296	243
*	Eidos Therapeutics Inc.	4,913	241
*	Pfenex Inc.	26,926	238
*	Cue Biopharma Inc.	16,688	237
*,^	SmileDirectClub Inc.	50,004	234
*	GenMark Diagnostics Inc.	54,988	227
*	Zynex Inc.	20,458	226
*	TransMedics Group Inc.	18,731	226
*,^	Sorrento Therapeutics Inc.	122,774	226
*,^	Accelerate Diagnostics Inc.	27,042	225
*,^	Geron Corp.	189,153	225
*	Durect Corp.	144,992	225
*	Avid Bioservices Inc.	43,517	222
*,^	Precigen Inc.	64,708	220
	Invacare Corp.	29,423	219
*	SI-BONE Inc.	18,095	216
*,^	Anavex Life Sciences Corp.	68,577	216
*	MacroGenics Inc.	36,411	212
*	Tivity Health Inc.	33,514	211
*	Lannett Co. Inc.	30,199	210

*	Provention Bio Inc.	22,799	210
*,^	TherapeuticsMD Inc.	197,251	209
*	Flexion Therapeutics Inc.	26,189	206
*	Spectrum Pharmaceuticals Inc.	87,309	203
*	Scholar Rock Holding Corp.	16,294	197
*	Crinetics Pharmaceuticals Inc.	13,349	196
*	Concert Pharmaceuticals Inc.	21,796	193
*	Precision BioSciences Inc.	31,777	192
*	Akcea Therapeutics Inc.	13,336	191
*	Stemline Therapeutics Inc.	38,488	186
*	AMAG Pharmaceuticals Inc.	29,843	184
*	Verrica Pharmaceuticals Inc.	16,816	184
*	Bioxcel Therapeutics Inc.	8,111	181
*	Accuray Inc.	95,072	181
*	Kiniksa Pharmaceuticals Ltd.	11,665	181
*	BioLife Solutions Inc.	18,859	179
*	Calithera Biosciences Inc.	39,928	177
*	Joint Corp.	16,279	177
*	Black Diamond Therapeutics Inc.	6,912	172
*	ADMA Biologics Inc.	59,671	172
*	Apollo Medical Holdings Inc.	13,197	171
*	Minerva Neurosciences Inc.	27,569	166
*	Mersana Therapeutics Inc.	28,104	164
*	Harpoon Therapeutics Inc.	14,100	163
*	Cutera Inc.	12,390	162
*	Atreca Inc.	9,704	161
*	Akero Therapeutics Inc.	7,517	159
*	Fluidigm Corp.	62,559	159
*	Seres Therapeutics Inc.	44,375	158
*	Spero Therapeutics Inc.	19,238	155
*	SeaSpine Holdings Corp.	18,757	153
*	MEI Pharma Inc.	93,726	151
*	Kindred Biosciences Inc.	37,214	149
*	CytoSorbents Corp.	19,216	149
*,^	MannKind Corp.	142,720	147
*	Replimune Group Inc.	14,443	144
*	Stoke Therapeutics Inc.	6,184	142
*,^	Mallinckrodt plc	69,958	139
*	Eiger BioPharmaceuticals Inc	19,995	136
*,^	Verastem Inc.	51,360	136
*	Enzo Biochem Inc.	53,422	135
*	Syros Pharmaceuticals Inc.	22,782	135
*	Castle Biosciences Inc.	4,467	133
*	X4 Pharmaceuticals Inc.	13,208	132
*	Aprea Therapeutics Inc.	3,746	130
*	Marinus Pharmaceuticals Inc.	63,734	129
*,^	Amyris Inc.	50,500	129
*	UNITY Biotechnology Inc.	22,000	128
*,^	XBiotech Inc.	11,679	124
*	Recro Pharma Inc.	15,149	124
*,^	Agile Therapeutics Inc.	66,272	123
*,^	Co-Diagnostics Inc.	16,055	122
*	Misonix Inc.	12,680	119
*	Jounce Therapeutics Inc.	24,864	118
*	Paratek Pharmaceuticals Inc.	36,785	116
*	Rubius Therapeutics Inc.	25,885	115
*	Abeona Therapeutics Inc.	53,886	113

*	IVERIC bio Inc.	32,429	112
*	Rockwell Medical Inc.	54,034	111
*	RAPT Therapeutics Inc.	5,185	110
*	Viela Bio Inc.	2,806	107
*	Gritstone Oncology Inc.	18,037	105
*,^	Pulse Biosciences Inc.	14,626	105
*	Stereotaxis Inc.	34,516	104
*	Surgery Partners Inc.	15,873	104
*	BrainStorm Cell Therapeutics Inc.	22,317	104
*	Magenta Therapeutics Inc.	16,259	102
*	Alphatec Holdings Inc.	29,567	102
*	Palatin Technologies Inc.	238,694	101
*	Venus Concept Inc.	28,327	101
*	Chiasma Inc.	27,483	100
*	CASI Pharmaceuticals Inc.	48,675	99
*,^	AdaptHealth Corp.	6,201	99
*,^	Matinas BioPharma Holdings Inc.	164,758	99
*	Optinose Inc.	21,780	98
*	Kezar Life Sciences Inc.	22,351	97
*	MediciNova Inc.	25,702	96
*	TCR2 Therapeutics Inc.	12,240	95
*	Aduro Biotech Inc.	34,220	94
*	NGM Biopharmaceuticals Inc.	7,564	93
*	Dyadic International Inc.	17,910	93
*	Protagonist Therapeutics Inc.	13,165	93
*,^	XOMA Corp.	4,561	93
*	Ovid therapeutics Inc.	31,087	93
*	Satsuma Pharmaceuticals Inc.	4,155	89
*	RTI Surgical Holdings Inc.	51,207	88
*	Strongbridge Biopharma plc	45,300	86
*	Exicure Inc.	57,794	86
*	FONAR Corp.	5,825	85
*	La Jolla Pharmaceutical Co.	20,200	85
*	NantKwest Inc.	29,200	84
*	Electromed Inc.	7,476	84
*	Cymabay Therapeutics Inc.	56,622	84
*	Arcutis Biotherapeutics Inc.	2,806	84
*,^	Senseonics Holdings Inc.	130,659	83
*	Chimerix Inc.	57,135	82
*	Cyclerion Therapeutics Inc.	30,978	82
*	Lexicon Pharmaceuticals Inc.	41,900	82
*	GlycoMimetics Inc.	35,424	81
*,^	Zynerba Pharmaceuticals Inc.	20,500	79
*	Aeglea BioTherapeutics Inc.	16,581	77
*	Cassava Sciences Inc.	18,700	77
*	Apyx Medical Corp.	21,359	77
*	Oyster Point Pharma Inc.	2,186	77
*	Exagen Inc.	4,767	76
*,^	Evolus Inc.	18,308	76
*,^	Catasys Inc.	4,876	74
*	Harrow Health Inc.	17,757	68
*	Proteostasis Therapeutics Inc.	58,455	67
*	Millendo Therapeutics Inc.	12,217	65
*	Fortress Biotech Inc	34,017	64
*	Selecta Biosciences Inc.	26,609	64
*	Fulgent Genetics Inc.	5,918	64
*,^	Marker Therapeutics Inc.	32,805	62

*,^	BioSig Technologies Inc.	14,502	61
*	Avenue Therapeutics Inc.	6,688	60
*	Five Prime Therapeutics Inc.	26,099	59
*	Sientra Inc.	29,552	59
*	EyePoint Pharmaceuticals Inc.	57,626	59
*	iRadimed Corp.	2,691	57
*	Harvard Bioscience Inc.	25,649	57
*	Oncocyte Corp.	23,057	57
*	Prevail Therapeutics Inc.	4,572	56
*,^	Soliton Inc.	6,713	54
*,^	CorMedix Inc.	14,815	53
*,^	Galectin Therapeutics Inc.	26,902	53
*	Aptinyx Inc.	24,301	53
*,^	Vir Biotechnology Inc.	1,529	52
*	Assertio Therapeutics Inc.	80,222	52
*	Applied Genetic Technologies Corp.	15,753	52
*,1	Alder BioPharmaceuticals CVR Exp. 12/31/2024	57,977	51
*	Aravive Inc.	8,819	51
*	Xeris Pharmaceuticals Inc.	25,828	50
*	KalVista Pharmaceuticals Inc.	6,551	50
*,^	AcelRx Pharmaceuticals Inc.	42,458	50
*	Lineage Cell Therapeutics Inc.	60,466	50
*	InfuSystem Holdings Inc.	5,867	50
*	Catabasis Pharmaceuticals Inc.	11,749	49
*	Chembio Diagnostics Inc.	9,505	49
*	Frequency Therapeutics Inc.	2,717	48
*	Solid Biosciences Inc.	20,000	48
*	Akorn Inc.	80,461	45
*	Aldeyra Therapeutics Inc.	18,112	45
*	Five Star Senior Living Inc.	15,685	44
*	Menlo Therapeutics Inc.	15,038	40
*	Catalyst Biosciences Inc.	8,875	39
*	Eloxx Pharmaceuticals Inc.	18,556	36
*	Acorda Therapeutics Inc.	38,904	36
*	PhaseBio Pharmaceuticals Inc.	10,646	35
*	Organovo Holdings Inc.	84,939	35
*	Opiant Pharmaceuticals Inc.	3,628	35
*,1	Spirit MTA REIT	44,200	34
*	Neuronetics Inc.	17,687	33
*	Cumberland Pharmaceuticals Inc.	9,187	33
*	Sesen Bio Inc.	58,367	33
*,^	Bellicum Pharmaceuticals Inc.	6,932	32
*	Aclaris Therapeutics Inc.	30,372	32
*	Conformis Inc.	50,053	32
*	Clearside Biomedical Inc.	17,849	30
*	Cidara Therapeutics Inc.	12,029	30
*	Tyme Technologies Inc.	26,570	29
*	Celcuity Inc.	4,354	28
*	Evelo Biosciences Inc.	7,520	28
*	Champions Oncology Inc.	3,815	28
*	Liquidia Technologies Inc.	5,777	27
*,^	AVEO Pharmaceuticals Inc.	7,470	27
*	Personalis Inc.	3,269	26
*	SCYNEXIS Inc.	32,901	26
*	Genocea Biosciences Inc.	14,841	26
*	Otonomy Inc.	11,898	23
*	Checkpoint Therapeutics Inc.	15,425	23

*	Vermillion Inc.	27,757	23
*	ContraFect Corp.	3,989	23
*	PolarityTE Inc.	20,900	23
*	Arbutus Biopharma Corp.	21,345	22
*	Aquestive Therapeutics Inc.	9,542	21
*	Mirum Pharmaceuticals Inc.	1,437	20
*	Sensus Healthcare Inc.	8,033	20
*	Anixa Biosciences Inc.	12,599	20
*	Synlogic Inc.	11,484	20
	Merrimack Pharmaceuticals Inc.	9,104	20
*	Beam Therapeutics Inc.	1,045	19
*	Adamas Pharmaceuticals Inc.	6,400	19
*	Endologix Inc.	26,100	18
*	Sunesis Pharmaceuticals Inc.	39,751	17
	Psychemedics Corp.	2,717	16
*	Cabaletta Bio Inc.	2,224	16
*	Heat Biologics Inc.	28,258	16
*	Miragen Therapeutics Inc.	36,076	16
*,^	Altimmune Inc.	4,971	16
*	Mustang Bio Inc.	5,727	15
*	American Renal Associates Holdings Inc.	2,300	15
*	Baudax Bio Inc.	6,059	15
*	Alpine Immune Sciences Inc.	5,130	15
*	Soligenix Inc.	8,654	15
*	IRIDEX Corp.	8,974	14
*	CTI BioPharma Corp.	15,576	14
*	Genesis Healthcare Inc.	16,934	14
*	Apollo Endosurgery Inc.	7,315	14
*	Neon Therapeutics Inc.	5,120	14
*	Galera Therapeutics Inc.	1,409	13
*,^	Actinium Pharmaceuticals Inc.	68,434	13
*	Orgenesis Inc.	3,461	13
*	Sutro Biopharma Inc.	1,239	13
*,^	Cocrystal Pharma Inc.	17,553	12
*	Hookipa Pharma Inc.	1,430	12
*	Passage Bio Inc.	748	12
*	IMARA Inc.	725	12
*	Savara Inc.	5,343	11
*	Leap Therapeutics Inc.	6,443	10
*	Spring Bank Pharmaceuticals Inc.	10,918	10
*	Lumos Pharma Inc.	1,194	10
*	Surface Oncology Inc.	5,374	10
*	Novan Inc.	20,925	10
*	Soleno Therapeutics Inc.	4,140	10
*	Enochian Biosciences Inc.	2,973	9
*	Nephros Inc.	1,398	9
*	Helius Medical Technologies Inc.	25,343	8
*	Alimera Sciences Inc.	2,158	8
*	AquaBounty Technologies Inc.	5,078	8
*	Strata Skin Sciences Inc.	8,329	8
*	T2 Biosystems Inc.	11,541	8
*	Tela Bio Inc.	947	7
*,1	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*,^,1	Oncternal Therapeutics Inc. CVR	2,749	6
*	Caladrius Biosciences Inc.	3,127	6
*	Curis Inc.	6,898	5
*,1	Seventy Seven Energy Inc.	42,434	5

*	TFF Pharmaceuticals Inc.	1,124	4
*	Xtant Medical Holdings Inc.	6,372	4
*	AgeX Therapeutics Inc.	4,590	4
*	PAVmed Inc.	2,130	4
*	Biolase Inc.	11,167	4
*	Evofem Biosciences Inc.	765	4
*	American Shared Hospital Services	2,312	4
*,^	ElectroCore Inc.	3,624	3
*	Axcella Health Inc.	954	3
*	Corvus Pharmaceuticals Inc.	1,535	3
*	Cohbar Inc.	2,678	3
*	Outlook Therapeutics Inc.	4,964	3
*	Ideaya Biosciences Inc.	667	3
*	Allena Pharmaceuticals Inc.	2,783	3
*	IsoRay Inc.	4,640	2
*,^	Second Sight Medical Products Inc.	2,423	2
*	Onconova Therapeutics Inc.	7,900	2
*	Standard Diversified Inc.	217	2
*	Ampio Pharmaceuticals Inc.	5,621	2
*	ImmuCell Corp.	596	2
*	Equillium Inc.	668	2
*	Milestone Scientific Inc.	1,319	2
*	Brickell Biotech Inc.	1,319	2
*	Aptevo Therapeutics Inc.	393	1
*,1	Social Reality Inc. Rights	7,581	1
*	Evoke Pharma Inc.	920	1
*	KemPharm Inc.	4,594	1
*	Kaleido Biosciences Inc.	157	1
*	PLx Pharma Inc.	410	1
*	Bellerophon Therapeutics Inc.	64	1
*	LogicBio Therapeutics Inc.	135	1
*	Eyenovia Inc.	206	1
*	AzurRx BioPharma Inc.	680	—
*	Celsion Corp.	422	—
*	Bioanalytical Systems Inc.	94	—
*	VIVUS Inc.	68	—
*,1	OncoMed Pharmaceuticals Inc. CVR	23,234	—
*	resTORbio Inc.	217	—
*	RA Medical Systems Inc.	189	—
*	Teligent Inc.	703	—
*	Ekso Bionics Holdings Inc.	67	—
*	Moleculin Biotech Inc.	307	—
*	OncoSec Medical Inc.	121	—
*	Fulcrum Therapeutics Inc.	12	—
*	Trovagene Inc.	97	—
*	Aileron Therapeutics Inc.	250	—
*	Citius Pharmaceuticals Inc.	87	—
*	Conatus Pharmaceuticals Inc.	147	—
*	SELLAS Life Sciences Group Inc.	21	—
*	PDS Biotechnology Corp.	42	—
*	Aerpio Pharmaceuticals Inc.	31	—
*	Obalon Therapeutics Inc.	22	—
*,1	Clinical Data CVR	9,500	—
*,^	Nobilis Health Corp.	2,169	—
*	Zosano Pharma Corp.	6	—
*	Predictive Oncology Inc.	2	—
*,1	Adolor Corp. Rights	34,581	—

*,1	NuPathe Inc. CVR	6,287	—
			3,337,688
Industrials (7.4%)
*	PayPal Holdings Inc.	1,092,036	104,552
	Accenture plc Class A	590,762	96,448
	Union Pacific Corp.	645,720	91,072
	Honeywell International Inc.	664,644	88,923
	Danaher Corp.	582,246	80,589
	United Technologies Corp.	802,292	75,680
	Lockheed Martin Corp.	223,182	75,648
	Boeing Co.	497,439	74,188
	3M Co.	534,993	73,032
	Fidelity National Information Services Inc.	571,337	69,497
	General Electric Co.	8,122,583	64,493
	United Parcel Service Inc. Class B	651,923	60,903
	Caterpillar Inc.	513,726	59,613
*	Fiserv Inc.	536,561	50,968
	Automatic Data Processing Inc.	361,363	49,391
	Northrop Grumman Corp.	141,008	42,662
	Deere & Co.	293,044	40,487
	Global Payments Inc.	279,208	40,270
	CSX Corp.	690,403	39,560
	Illinois Tool Works Inc.	269,214	38,261
	Waste Management Inc.	393,953	36,464
	Sherwin-Williams Co.	77,198	35,474
	Norfolk Southern Corp.	241,960	35,326
	Raytheon Co.	258,552	33,909
	General Dynamics Corp.	228,229	30,197
	Roper Technologies Inc.	96,472	30,081
	Eaton Corp. plc	383,796	29,817
	Emerson Electric Co.	564,340	26,891
	FedEx Corp.	217,756	26,405
	Verisk Analytics Inc.	151,681	21,141
	Agilent Technologies Inc.	285,928	20,478
	Willis Towers Watson plc	119,104	20,230
	Amphenol Corp. Class A	274,117	19,978
*	CoStar Group Inc.	33,996	19,963
	Ball Corp.	303,726	19,639
	PACCAR Inc.	320,547	19,595
	TE Connectivity Ltd.	309,897	19,517
	Johnson Controls International plc	709,670	19,133
	Cummins Inc.	141,388	19,133
	Waste Connections Inc.	244,136	18,921
	Paychex Inc.	297,695	18,731
	Trane Technologies plc	222,285	18,358
*	Square Inc.	323,808	16,961
	Fastenal Co.	531,368	16,605
	Rockwell Automation Inc.	107,787	16,266
*	Mettler-Toledo International Inc.	22,749	15,708
	Parker-Hannifin Corp.	120,177	15,591
	AMETEK Inc.	212,354	15,294
	TransDigm Group Inc.	47,493	15,207
*	FleetCor Technologies Inc.	80,353	14,989
*	Keysight Technologies Inc.	175,681	14,701
	Fortive Corp.	263,824	14,560
	Republic Services Inc.	191,268	14,357
	Stanley Black & Decker Inc.	142,136	14,214

Cintas Corp.	81,524	14,122
Vulcan Materials Co.	123,527	13,350
Old Dominion Freight Line Inc.	100,775	13,228
Kansas City Southern	92,430	11,755
TransUnion	175,692	11,627
Dover Corp.	135,910	11,408
Jack Henry & Associates Inc.	71,644	11,122
Martin Marietta Materials Inc.	58,270	11,026
Xylem Inc.	168,657	10,985
* Waters Corp.	60,120	10,945
Expeditors International of Washington Inc.	157,813	10,529
WW Grainger Inc.	42,243	10,497
Broadridge Financial Solutions Inc.	107,085	10,155
* Teledyne Technologies Inc.	34,136	10,148
Jacobs Engineering Group Inc.	124,424	9,863
IDEX Corp.	70,952	9,799
* Zebra Technologies Corp.	50,533	9,278
Masco Corp.	265,582	9,181
Booz Allen Hamilton Holding Corp.	130,668	8,969
* CH Robinson Worldwide Inc.	125,437	8,304
Westinghouse Air Brake Technologies Corp.	170,323	8,198
Allegion plc	86,508	7,960
* Fair Isaac Corp.	25,683	7,902
Packaging Corp. of America	88,264	7,664
* Ingersoll Rand Inc.	307,500	7,626
Graco Inc.	155,061	7,556
* Trimble Inc.	233,109	7,420
* Crown Holdings Inc.	126,159	7,322
JB Hunt Transport Services Inc.	79,125	7,298
* United Rentals Inc.	70,266	7,230
Huntington Ingalls Industries Inc.	38,180	6,957
Westrock Co.	241,709	6,831
Carlisle Cos. Inc.	53,024	6,643
Nordson Corp.	48,501	6,551
Toro Co.	98,999	6,444
Cognex Corp.	152,525	6,440
Lennox International Inc.	34,077	6,195
Arconic Inc.	365,751	5,874
AptarGroup Inc.	58,548	5,828
Hubbell Inc.	50,509	5,795
Textron Inc.	213,254	5,687
Snap-on Inc.	50,959	5,545
HEICO Corp. Class A	86,708	5,541
* Generac Holdings Inc.	58,536	5,454
Universal Display Corp.	39,574	5,215
Genpact Ltd.	176,799	5,163
AO Smith Corp.	127,267	4,812
Watsco Inc.	29,880	4,722
Pentair plc	154,509	4,598
Donaldson Co. Inc.	117,939	4,556
* HD Supply Holdings Inc.	154,842	4,402
Sonoco Products Co.	94,152	4,364
* Trex Co. Inc.	54,284	4,350
BWX Technologies Inc.	89,265	4,348
* Sensata Technologies Holding plc	147,705	4,273
* FTI Consulting Inc.	35,301	4,228
* WEX Inc.	40,186	4,201

* XPO Logistics Inc.	85,537	4,170
* Stericycle Inc.	85,381	4,148
* Aecom	138,272	4,127
* Berry Global Group Inc.	122,384	4,126
Quanta Services Inc.	129,102	4,096
* Euronet Worldwide Inc.	47,583	4,079
Oshkosh Corp.	62,843	4,043
FLIR Systems Inc.	125,759	4,010
* Axon Enterprise Inc.	56,492	3,998
MDU Resources Group Inc.	184,203	3,960
Lincoln Electric Holdings Inc.	57,257	3,951
* Arrow Electronics Inc.	75,469	3,915
Owens Corning	100,389	3,896
National Instruments Corp.	115,354	3,816
Robert Half International Inc.	100,402	3,790
Armstrong World Industries Inc.	46,090	3,660
ITT Inc.	80,660	3,659
Knight-Swift Transportation Holdings Inc.	111,500	3,657
* Mercury Systems Inc.	51,014	3,639
Curtiss-Wright Corp.	39,063	3,610
Tetra Tech Inc.	50,491	3,566
* IPG Photonics Corp.	32,192	3,550
Sealed Air Corp.	143,219	3,539
Landstar System Inc.	36,736	3,521
MAXIMUS Inc.	59,389	3,456
Exponent Inc.	47,997	3,451
Allison Transmission Holdings Inc.	104,448	3,406
Graphic Packaging Holding Co.	268,418	3,275
MSA Safety Inc.	31,879	3,226
EMCOR Group Inc.	52,450	3,216
Woodward Inc.	54,104	3,216
Xerox Holdings Corp.	169,242	3,205
Acuity Brands Inc.	36,858	3,157
Jabil Inc.	125,652	3,088
Flowserve Corp.	124,916	2,984
Littelfuse Inc.	21,710	2,897
ManpowerGroup Inc.	54,469	2,886
Hexcel Corp.	77,313	2,875
* Paylocity Holding Corp.	32,252	2,848
KBR Inc.	135,445	2,801
* SiteOne Landscape Supply Inc.	37,988	2,797
* Aerojet Rocketdyne Holdings Inc.	65,911	2,757
AGCO Corp.	56,882	2,688
Tradeweb Markets Inc. Class A	61,873	2,601
* AMN Healthcare Services Inc.	44,328	2,563
* Novanta Inc.	31,969	2,554
* Clean Harbors Inc.	48,262	2,478
* RBC Bearings Inc.	21,963	2,477
nVent Electric plc	145,078	2,447
* Coherent Inc.	22,952	2,442
Crane Co.	49,046	2,412
Avnet Inc.	95,605	2,400
Brink's Co.	45,645	2,376
Simpson Manufacturing Co. Inc.	38,031	2,357
* Kirby Corp.	54,214	2,357
Eagle Materials Inc.	40,130	2,344
* TopBuild Corp.	32,521	2,330

Regal Beloit Corp.	36,808	2,317
* II-VI Inc.	80,824	2,303
CoreLogic Inc.	75,384	2,302
Spirit AeroSystems Holdings Inc.	95,105	2,276
* Anixter International Inc.	25,531	2,243
UniFirst Corp.	14,811	2,238
Valmont Industries Inc.	21,091	2,235
MSC Industrial Direct Co. Inc. Class A	40,659	2,235
Watts Water Technologies Inc.	25,861	2,189
Air Lease Corp.	98,532	2,181
John Bean Technologies Corp.	29,323	2,178
Silgan Holdings Inc.	73,834	2,143
GATX Corp.	33,496	2,095
Timken Co.	64,588	2,089
Rexnord Corp.	92,080	2,087
Brady Corp. Class A	46,160	2,083
HEICO Corp.	27,914	2,083
Universal Forest Products Inc.	55,295	2,056
* Fabrinet	36,451	1,989
* Advanced Disposal Services Inc.	60,306	1,978
* Itron Inc.	35,332	1,973
AAON Inc.	40,358	1,950
Barnes Group Inc.	46,274	1,936
EnerSys	38,398	1,901
Louisiana-Pacific Corp.	109,545	1,882
* Integer Holdings Corp.	29,587	1,860
* MasTec Inc.	55,813	1,827
ManTech International Corp.	25,043	1,820
Franklin Electric Co. Inc.	37,571	1,771
Vishay Intertechnology Inc.	122,645	1,767
* Sanmina Corp.	64,134	1,750
* Proto Labs Inc.	22,967	1,748
Otter Tail Corp.	39,153	1,741
* Saia Inc.	23,589	1,735
* Rogers Corp.	18,212	1,720
ESCO Technologies Inc.	22,179	1,684
* Casella Waste Systems Inc.	42,889	1,675
Applied Industrial Technologies Inc.	36,250	1,657
Macquarie Infrastructure Corp.	64,914	1,639
* ASGN Inc.	45,543	1,609
* Colfax Corp.	80,351	1,591
* Summit Materials Inc.	105,808	1,587
Moog Inc.	31,406	1,587
Federal Signal Corp.	57,690	1,574
ABM Industries Inc.	63,070	1,536
Werner Enterprises Inc.	42,050	1,525
* Plexus Corp.	27,855	1,520
Belden Inc.	42,076	1,518
* ExlService Holdings Inc.	29,124	1,515
Badger Meter Inc.	27,877	1,494
* Ambarella Inc.	30,095	1,461
* TriNet Group Inc.	38,399	1,446
Kennametal Inc.	77,175	1,437
Trinity Industries Inc.	89,160	1,433
World Fuel Services Corp.	56,782	1,430
* SPX Corp.	42,698	1,394
* Builders FirstSource Inc.	113,678	1,390

Albany International Corp.	29,351	1,389
* Hub Group Inc.	30,369	1,381
* Kratos Defense & Security Solutions Inc.	99,499	1,377
Insperity Inc.	36,860	1,375
Alliance Data Systems Corp.	40,852	1,375
* Gibraltar Industries Inc.	31,004	1,331
Advanced Drainage Systems Inc.	45,174	1,330
Korn Ferry	54,597	1,328
Forward Air Corp.	25,914	1,313
Triton International Ltd.	50,153	1,297
Mueller Industries Inc.	52,997	1,269
Ryder System Inc.	47,779	1,263
Matson Inc.	41,249	1,263
EVERTEC Inc.	55,524	1,262
* AeroVironment Inc.	20,173	1,230
Mueller Water Products Inc.	151,207	1,211
Cubic Corp.	29,239	1,208
KEMET Corp.	49,931	1,206
McGrath RentCorp	22,979	1,204
Comfort Systems USA Inc.	32,738	1,197
ICF International Inc.	17,358	1,192
* Masonite International Corp.	24,722	1,173
* Knowles Corp.	86,153	1,153
* Inovalon Holdings Inc.	68,128	1,135
* SPX FLOW Inc.	39,818	1,132
* BMC Stock Holdings Inc.	63,767	1,131
* OSI Systems Inc.	16,071	1,108
* Beacon Roofing Supply Inc.	65,369	1,081
Altra Industrial Motion Corp.	61,593	1,077
Schneider National Inc.	54,938	1,062
* Sykes Enterprises Inc.	38,964	1,057
Helios Technologies Inc.	27,821	1,055
Mobile Mini Inc.	39,883	1,046
Greif Inc. Class A	33,392	1,038
Kaman Corp.	26,903	1,035
* CBIZ Inc.	49,318	1,032
Rush Enterprises Inc.	32,071	1,024
Deluxe Corp.	39,329	1,020
* TriMas Corp.	44,033	1,017
Tennant Co.	17,345	1,005
* Allegheny Technologies Inc.	117,687	1,000
O-I Glass Inc.	140,202	997
* Huron Consulting Group Inc.	21,776	988
Covanta Holding Corp.	115,518	988
Alamo Group Inc.	10,961	973
* Enerpac Tool Group Corp. Class A	58,659	971
* Air Transport Services Group Inc.	52,926	967
* Atkore International Group Inc.	45,913	967
Terex Corp.	66,842	960
Lindsay Corp.	10,204	934
Fluor Corp.	133,542	923
Methode Electronics Inc.	34,613	915
* TTM Technologies Inc.	87,416	904
CSW Industrials Inc.	13,902	902
Astec Industries Inc.	25,050	876
* WESCO International Inc.	38,127	871
Boise Cascade Co.	36,505	868

	Heartland Express Inc.	46,421	862
	EnPro Industries Inc.	21,605	855
*	Verra Mobility Corp. Class A	119,377	852
*	MACOM Technology Solutions Holdings Inc .	44,261	838
*	Pluralsight Inc. Class A	76,007	835
*	Cimpress plc	15,344	816
	CTS Corp.	32,607	812
*,^	Virgin Galactic Holdings Inc.	54,331	803
*	Installed Building Products Inc.	20,005	798
	Mesa Laboratories Inc.	3,518	795
*	Vicor Corp.	17,678	787
	Encore Wire Corp.	18,565	780
*	Navistar International Corp.	46,324	764
	Kadant Inc.	10,198	761
	Raven Industries Inc.	35,594	756
	Douglas Dynamics Inc.	21,240	754
*	FARO Technologies Inc.	16,929	753
	Marten Transport Ltd.	36,121	741
	AZZ Inc.	26,059	733
	Benchmark Electronics Inc.	36,559	731
*	Cardtronics plc	34,464	721
*	Livent Corp.	136,735	718
	US Ecology Inc.	23,407	712
	TTEC Holdings Inc.	18,647	685
	Granite Construction Inc.	44,997	683
*	Dycom Industries Inc.	26,504	680
*	Atlas Air Worldwide Holdings Inc.	25,608	657
*	Cardlytics Inc.	18,701	654
	Primoris Services Corp.	41,117	654
*	CryoPort Inc.	36,788	628
*	JELD-WEN Holding Inc.	64,289	626
*	Parsons Corp.	19,445	621
	Griffon Corp.	46,916	593
	International Seaways Inc.	24,695	590
	Gorman-Rupp Co.	18,581	580
	Standex International Corp.	11,789	578
	Maxar Technologies Inc.	53,778	574
	Greenbrier Cos. Inc.	31,892	566
*	Evo Payments Inc.	36,485	558
	Columbus McKinnon Corp.	22,122	553
	Patrick Industries Inc.	19,636	553
*	GMS Inc.	34,624	545
	AAR Corp.	30,466	541
*	Resideo Technologies Inc.	110,812	536
*	Aegion Corp.	29,889	536
*	Conduent Inc.	216,216	530
*	Thermon Group Holdings Inc.	34,609	522
	Apogee Enterprises Inc.	24,939	519
*	Repay Holdings Corp.	35,967	516
*	Harsco Corp.	71,901	501
	Argan Inc.	13,942	482
	Kforce Inc.	18,809	481
*	Veeco Instruments Inc.	50,209	480
	Cass Information Systems Inc.	13,588	478
*	Great Lakes Dredge & Dock Corp.	57,392	476
	H&E Equipment Services Inc.	32,264	474
	Heidrick & Struggles International Inc.	20,942	471

*	SEACOR Holdings Inc.	17,439	470
*	TrueBlue Inc.	36,032	460
*	MYR Group Inc.	17,249	452
*	Echo Global Logistics Inc.	25,477	435
	ADT Inc.	100,440	434
	Ennis Inc.	22,944	431
	Hyster-Yale Materials Handling Inc.	10,725	430
	Quanex Building Products Corp.	41,944	423
*	PGT Innovations Inc.	49,708	417
	MTS Systems Corp.	18,298	412
*	Vectrus Inc.	9,894	410
	Resources Connection Inc.	37,085	407
	ArcBest Corp.	23,211	407
	Kelly Services Inc.	30,890	392
*	Evolent Health Inc.	71,499	388
	Spartan Motors Inc.	28,838	372
*	Energy Recovery Inc.	47,800	356
	Wabash National Corp.	46,065	333
*	NV5 Global Inc.	7,889	326
	Miller Industries Inc.	11,281	319
*,^	Bill.Com Holdings Inc.	9,173	314
*	Gates Industrial Corp. plc	42,411	313
	Myers Industries Inc.	29,048	312
	Triumph Group Inc.	41,783	282
	B. Riley Financial Inc.	15,294	282
*	Everi Holdings Inc.	83,389	275
*	Tutor Perini Corp.	40,140	270
*	Cornerstone Building Brands Inc.	59,053	269
*	Manitowoc Co. Inc.	31,178	265
*	CAI International Inc.	17,939	254
*	Willdan Group Inc.	11,769	251
*	US Concrete Inc.	13,840	251
*	Construction Partners Inc. Class A	14,627	247
	Barrett Business Services Inc.	6,077	241
	Park Aerospace Corp.	19,093	241
*	Heritage-Crystal Clean Inc.	14,261	232
	Omega Flex Inc.	2,737	231
*	UFP Technologies Inc.	6,036	230
*	I3 Verticals Inc.	11,854	226
*	Kimball Electronics Inc.	20,481	224
*	Ducommun Inc.	8,885	221
	Insteel Industries Inc.	16,294	216
*	Sterling Construction Co. Inc.	22,643	215
	CRA International Inc.	6,430	215
*	Cross Country Healthcare Inc.	30,721	207
*	Vishay Precision Group Inc.	9,889	199
	NVE Corp.	3,806	198
*	CIRCOR International Inc.	16,867	196
*	DXP Enterprises Inc.	15,764	193
*	Landec Corp.	22,177	193
	Allied Motion Technologies Inc.	7,963	189
	Powell Industries Inc.	7,254	186
*,^	GreenSky Inc. Class A	48,023	183
*	Astronics Corp.	19,792	182
*	Ranpak Holdings Corp. Class A	28,400	178
*	ShotSpotter Inc.	6,113	168
*	Northwest Pipe Co.	7,317	163

*	Foundation Building Materials Inc.	15,621	161
*	Team Inc.	24,450	159
	Hurco Cos. Inc.	5,051	147
*	Universal Technical Institute Inc.	24,531	146
*	Donnelley Financial Solutions Inc.	27,310	144
*	Luna Innovations Inc.	22,193	136
*	Napco Security Technologies Inc.	8,832	134
	Daktronics Inc.	27,019	133
	Park-Ohio Holdings Corp.	7,030	133
*,^	Paysign Inc.	25,347	131
*	DHI Group Inc	60,119	130
*	Franklin Covey Co.	8,348	130
*	Radiant Logistics Inc.	33,408	129
*	Transcat Inc.	4,840	128
*	US Xpress Enterprises Inc.	37,700	126
*	CECO Environmental Corp.	26,869	125
*	ServiceSource International Inc.	139,400	122
*	Blue Bird Corp.	11,011	120
*	Veritiv Corp.	15,038	118
*	Forterra Inc.	19,352	116
	Advanced Emissions Solutions Inc.	17,543	115
*	CyberOptics Corp.	6,679	114
*	Era Group Inc.	20,437	109
*	Covenant Transportation Group Inc.	12,548	109
	VSE Corp.	6,500	107
*	IES Holdings Inc.	5,998	106
*,^	Eagle Bulk Shipping Inc.	54,496	101
*	Orion Group Holdings Inc.	38,600	100
*	Hill International Inc.	69,054	100
*	Iteris Inc.	30,071	96
*,^	Alpha Pro Tech Ltd.	7,935	96
	United States Lime & Minerals Inc.	1,281	95
	Quad/Graphics Inc.	36,770	93
	Eastern Co.	4,598	90
*	Aspen Aerogels Inc.	14,402	88
*	OptimizeRx Corp.	9,639	87
*	Acacia Research Corp.	38,613	86
	Preformed Line Products Co.	1,703	85
*	LB Foster Co.	6,452	80
	Graham Corp.	6,141	79
	NACCO Industries Inc.	2,823	79
*	GP Strategies Corp.	11,933	78
*	Mistras Group Inc.	18,068	77
*	Information Services Group Inc.	29,685	76
	NN Inc.	43,785	76
*	Lawson Products Inc.	2,806	75
*	Lydall Inc.	11,506	74
	Universal Logistics Holdings Inc.	5,573	73
	Briggs & Stratton Corp.	39,405	71
	Bel Fuse Inc.	7,191	70
*	Target Hospitality Corp.	34,811	69
*	Intevac Inc.	15,339	63
*	Twin Disc Inc.	8,834	62
	REV Group Inc.	14,684	61
	BG Staffing Inc.	8,185	61
*,^	EVI Industries Inc.	3,846	61
*	Manitex International Inc.	14,516	60

	RR Donnelley & Sons Co.	62,200	60
*	Concrete Pumping Holdings Inc.	19,696	56
*	InnerWorkings Inc.	47,400	55
*	Gencor Industries Inc.	5,230	55
*,^	ExOne Co.	7,987	51
*	Orion Energy Systems Inc.	13,570	50
*	PAM Transportation Services Inc.	1,626	50
*	IntriCon Corp.	4,234	50
*	Turtle Beach Corp.	7,983	50
*,^	Workhorse Group Inc.	26,033	47
*	Commercial Vehicle Group Inc.	29,386	44
*	PRGX Global Inc.	15,228	43
*	Goldfield Corp.	14,150	40
*	Daseke Inc.	25,698	36
*	Ultralife Corp.	6,533	34
*	General Finance Corp.	5,355	33
*	LightPath Technologies Inc. Class A	30,132	32
*	Image Sensing Systems Inc.	8,740	32
*	Willis Lease Finance Corp.	1,168	31
*	BlueLinx Holdings Inc.	5,692	28
	Global Water Resources Inc.	2,764	28
*	Select Interior Concepts Inc. Class A	13,592	28
	ARC Document Solutions Inc.	34,251	28
*	Hudson Technologies Inc.	38,729	27
*	Armstrong Flooring Inc.	18,628	27
	LSI Industries Inc.	6,879	26
*	YRC Worldwide Inc.	14,000	23
*	Sharps Compliance Corp.	2,867	23
*	Overseas Shipholding Group Inc. Class A	9,500	22
*,^	Aqua Metals Inc.	46,946	21
*	Frequency Electronics Inc.	2,246	21
*	USA Truck Inc.	6,111	19
*	Charah Solutions Inc.	10,207	17
*	Air Industries Group	16,125	17
*	Broadwind Energy Inc.	12,171	17
*	IEC Electronics Corp.	2,860	17
*	Perceptron Inc.	5,605	16
	RF Industries Ltd.	3,910	15
	Chicago Rivet & Machine Co.	710	15
*	Odyssey Marine Exploration Inc.	3,525	12
*	Coda Octopus Group Inc.	2,088	12
*	Mayville Engineering Co. Inc.	1,894	12
*	Applied DNA Sciences Inc.	2,700	11
	Richardson Electronics Ltd.	2,700	10
*	PFSweb Inc.	3,353	10
*	ALJ Regional Holdings Inc.	15,022	9
*	Steel Connect Inc.	11,951	9
	Espey Manufacturing & Electronics Corp.	486	9
*	Houston Wire & Cable Co.	3,866	8
*	Issuer Direct Corp.	848	8
*	Babcock & Wilcox Enterprises Inc.	7,346	7
*	Air T Inc.	532	7
*	ENGlobal Corp.	8,787	6
*	Usio Inc.	5,651	6
*	Fuel Tech Inc.	14,473	6
*	StarTek Inc.	1,506	6
*	Capstone Turbine Corp.	4,635	6

*	CUI Global Inc.	5,053	4
*	Vertex Energy Inc.	7,299	4
*	Ballantyne Strong Inc.	2,465	4
*	Lightbridge Corp.	2,095	4
*	eMagin Corp.	16,532	4
*	Perma-Fix Environmental Services	605	3
*	Wireless Telecom Group Inc.	2,760	3
*	Volt Information Sciences Inc.	3,158	3
*	Innovative Solutions & Support Inc.	784	2
*	Huttig Building Products Inc.	3,194	2
	Bel Fuse Inc. Class A	197	1
*	MTBC Inc.	237	1
*	Tecogen Inc.	1,348	1
*	Energous Corp.	1,135	1
*	Pioneer Power Solutions Inc.	407	1
*	Verb Technology Co. Inc.	400	1
*	CPI Aerostructures Inc.	114	—
	AMCON Distributing Co.	3	—
*	Digital Ally Inc.	144	—
*	Air T Inc. Warrants Exp. 06/07/2020	1,476	—
*	Continental Materials Corp.	9	—
*	Sypris Solutions Inc.	92	—
*	ClearSign Technologies Corp.	63	—
*	Boxlight Corp.	67	—
*	SIFCO Industries Inc.	13	—
*	Polar Power Inc.	18	—
*,1	Patriot National Inc.	7,513	—
			2,891,168
Oil & Gas (1.5%)
	Exxon Mobil Corp.	3,936,351	149,463
	Chevron Corp.	1,759,613	127,502
	ConocoPhillips	1,018,952	31,384
	Kinder Morgan Inc.	1,787,464	24,882
	Phillips 66	412,471	22,129
	EOG Resources Inc.	539,254	19,370
	Schlumberger Ltd.	1,304,169	17,593
	Valero Energy Corp.	383,411	17,392
	Williams Cos. Inc.	1,131,285	16,008
	Marathon Petroleum Corp.	606,348	14,322
	Pioneer Natural Resources Co.	155,041	10,876
	Occidental Petroleum Corp.	834,108	9,659
*	Hess Corp.	257,423	8,572
	ONEOK Inc.	386,447	8,428
	Concho Resources Inc.	188,945	8,096
*	Cheniere Energy Inc.	214,605	7,189
	Cabot Oil & Gas Corp.	380,866	6,547
	Baker Hughes Co.	609,134	6,396
	Halliburton Co.	782,213	5,358
	Diamondback Energy Inc.	149,230	3,910
	National Oilwell Varco Inc.	369,500	3,632
	HollyFrontier Corp.	134,573	3,298
	Noble Energy Inc.	444,219	2,683
*	Enphase Energy Inc.	81,040	2,617
*	First Solar Inc.	70,560	2,544
	Marathon Oil Corp.	763,165	2,511
	Devon Energy Corp.	348,219	2,406
	Arcosa Inc.	46,902	1,864

	EQT Corp.	242,304	1,713
	Parsley Energy Inc.	296,253	1,698
	Helmerich & Payne Inc.	101,258	1,585
	Targa Resources Corp.	228,625	1,580
	Cimarex Energy Co.	90,427	1,522
	Apache Corp.	344,629	1,441
*	WPX Energy Inc.	391,414	1,194
	Delek US Holdings Inc.	72,049	1,136
*	Dril-Quip Inc.	34,757	1,060
*,^	Plug Power Inc.	299,379	1,060
	Equitrans Midstream Corp.	200,004	1,006
*	Chart Industries Inc.	32,811	951
	Murphy Oil Corp.	138,183	847
*	Southwestern Energy Co.	490,426	829
*	Renewable Energy Group Inc.	36,238	744
	PBF Energy Inc.	97,060	687
*	Transocean Ltd.	568,140	659
*	CNX Resources Corp.	113,242	602
*	PDC Energy Inc.	96,371	598
	Antero Midstream Corp.	274,647	577
^	Continental Resources Inc.	72,847	557
	Archrock Inc.	143,502	540
*	NOW Inc.	103,188	532
	Cactus Inc.	45,733	531
	CVR Energy Inc.	27,000	446
^	Range Resources Corp.	191,904	438
*	Magnolia Oil & Gas Corp. Class A	107,710	431
	Core Laboratories NV	39,018	403
*	TPI Composites Inc.	27,116	401
*	Apergy Corp.	68,061	391
	Patterson-UTI Energy Inc.	165,015	388
*	Ameresco Inc.	22,424	382
*	SunPower Corp.	70,936	360
*,^	Chesapeake Energy Corp.	1,718,662	297
*	MRC Global Inc.	69,170	295
*	Oceaneering International Inc.	91,500	269
*	Par Pacific Holdings Inc.	36,939	262
	DMC Global Inc	11,157	257
*	Matador Resources Co.	97,267	241
*	Matrix Service Co.	24,881	236
*	Select Energy Services Inc.	72,205	233
*	REX American Resources Corp.	5,013	233
*	Tidewater Inc.	32,230	228
*	Helix Energy Solutions Group Inc.	132,946	218
*,^	FuelCell Energy Inc.	142,702	215
	Brigham Minerals Inc. Class A	23,671	196
*	Callon Petroleum Co.	336,398	184
*	ProPetro Holding Corp.	73,182	183
*	Bonanza Creek Energy Inc.	16,011	180
*,^	Northern Oil and Gas Inc.	257,740	171
*,^	Antero Resources Corp.	222,018	158
*	NexTier Oilfield Solutions Inc.	134,558	157
	Solaris Oilfield Infrastructure Inc.	28,947	152
	Berry Corp.	58,999	142
	Green Plains Inc.	27,480	133
*	W&T Offshore Inc.	74,445	127
	Liberty Oilfield Services Inc.	46,960	126

	Nabors Industries Ltd.	302,834	118
*	Contango Oil & Gas Co.	76,990	115
	SM Energy Co.	91,115	111
*	Trecora Resources	18,356	109
*	Exterran Corp.	21,845	105
*	Oil States International Inc.	50,192	102
*	American Superconductor Corp.	17,108	94
*,^	Diamond Offshore Drilling Inc.	51,207	94
*	Oasis Petroleum Inc.	258,725	91
*	Talos Energy Inc.	15,133	87
*	Denbury Resources Inc.	459,744	85
*	SEACOR Marine Holdings Inc.	18,456	81
*	Newpark Resources Inc.	89,606	80
*,^	Valaris plc Class A	176,049	79
*,^	Tellurian Inc.	80,607	73
	RPC Inc.	34,611	71
*	Noble Corp. plc	262,053	68
	QEP Resources Inc.	199,591	67
*	Gulfport Energy Corp.	140,396	62
*	Altus Midstream Co. Class A	72,387	54
*	Laredo Petroleum Inc.	142,394	54
	Evolution Petroleum Corp.	20,558	54
*,^	Whiting Petroleum Corp.	79,024	53
	Panhandle Oil and Gas Inc.	13,397	49
*	Penn Virginia Corp.	15,808	49
*	Flotek Industries Inc.	53,300	47
*	Centennial Resource Development Inc.	179,859	47
	Falcon Minerals Corp.	20,945	45
*	Ring Energy Inc.	63,006	42
*	Goodrich Petroleum Corp.	9,501	40
*	VAALCO Energy Inc.	44,869	40
*	SandRidge Energy Inc.	40,607	37
*,^	California Resources Corp.	34,640	35
	Adams Resources & Energy Inc.	1,461	34
*	Geospace Technologies Corp.	5,246	34
*	TETRA Technologies Inc.	97,305	31
*	Ranger Energy Services Inc.	5,868	24
*	Extraction Oil & Gas Inc.	54,995	23
*	Natural Gas Services Group Inc.	5,139	23
*	Gulf Island Fabrication Inc.	7,334	22
*	Covia Holdings Corp.	37,579	21
*	Mitcham Industries Inc.	16,294	20
	Amplify Energy Corp.	31,443	18
*	Chaparral Energy Inc. Class A	36,289	17
*	SilverBow Resources Inc.	6,268	15
*	HighPoint Resources Corp.	72,833	14
*	KLX Energy Services Holdings Inc.	19,692	14
*	Forum Energy Technologies Inc.	75,240	13
*	Nine Energy Service Inc.	16,307	13
*	ION Geophysical Corp.	9,097	12
*	Unit Corp.	42,727	11
*	Abraxas Petroleum Corp.	91,412	11
	Mammoth Energy Services Inc.	13,670	10
*,^	Torchlight Energy Resources Inc.	25,734	10
*	US Well Services Inc.	33,133	10
*	FTS International Inc.	43,389	10
*	Montage Resources Corp.	4,250	10

*	Infrastructure and Energy Alternatives Inc.	4,720	10
*	Pacific Ethanol Inc.	31,856	8
*	Quintana Energy Services Inc.	8,395	7
*	Rosehill Resources Inc.	14,182	6
*	Lonestar Resources US Inc. Class A	11,097	5
*	Superior Drilling Products Inc.	10,715	4
*,^	Zion Oil & Gas Inc.	12,607	2
*	Tidewater Inc. Warrants to Expire 12/31/2049	535	1
*	Tidewater Inc. Warrants to Expire 12/31/2049	579	—
*	Aemetis Inc.	269	—
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	—
*,^	Enservco Corp.	155	—
*,1	Harvest Natural Resources Inc.	20,906	—
*,1	Rex Energy Corp.	900	—
*	Independence Contract Drilling Inc.	7	—
			571,614
Technology (14.6%)
	Microsoft Corp.	7,098,349	1,119,481
	Apple Inc.	3,721,194	946,262
*	Facebook Inc.	2,238,922	373,452
*	Alphabet Inc. Class A	278,559	323,672
*	Alphabet Inc. Class C	271,968	316,247
	Intel Corp.	4,047,362	219,043
	Cisco Systems Inc.	3,946,327	155,130
*	Adobe Inc.	449,461	143,036
	NVIDIA Corp.	540,683	142,524
*	salesforce.com Inc.	774,346	111,490
	Oracle Corp.	1,983,833	95,879
	International Business Machines Corp.	823,598	91,362
	Texas Instruments Inc.	869,664	86,906
	Broadcom Inc.	350,481	83,099
	QUALCOMM Inc.	1,061,733	71,826
	Intuit Inc.	229,852	52,866
*	ServiceNow Inc.	175,096	50,179
*	Advanced Micro Devices Inc.	1,034,626	47,055
*	Micron Technology Inc.	1,028,930	43,277
	Applied Materials Inc.	857,708	39,300
	L3Harris Technologies Inc.	205,131	36,948
	Lam Research Corp.	134,748	32,340
*	Autodesk Inc.	203,725	31,801
	Analog Devices Inc.	341,706	30,634
	HP Inc.	1,375,016	23,870
	Cognizant Technology Solutions Corp.	507,172	23,568
	Motorola Solutions Inc.	159,164	21,156
	KLA Corp.	146,492	21,057
*	Workday Inc.	153,160	19,944
*	Veeva Systems Inc.	123,137	19,255
*	Splunk Inc.	144,146	18,196
	Xilinx Inc.	232,857	18,149
*	ANSYS Inc.	77,749	18,074
*	Synopsys Inc.	138,197	17,798
*	VeriSign Inc.	98,786	17,790
	Cerner Corp.	275,533	17,356
*	Cadence Design Systems Inc.	258,413	17,066
*	Twitter Inc.	688,559	16,911
	Citrix Systems Inc.	115,108	16,294
	Microchip Technology Inc.	222,745	15,102

* RingCentral Inc.	69,972	14,828
Corning Inc.	719,900	14,787
* Palo Alto Networks Inc.	86,688	14,213
Skyworks Solutions Inc.	159,018	14,213
Marvell Technology Group Ltd.	623,806	14,117
* Fortinet Inc.	135,654	13,724
* IAC/InterActiveCorp	73,769	13,222
* Akamai Technologies Inc.	143,383	13,118
CDW Corp.	134,274	12,524
Maxim Integrated Products Inc.	252,451	12,272
* Okta Inc.	99,933	12,218
* DocuSign Inc. Class A	131,596	12,159
Leidos Holdings Inc.	132,590	12,152
Hewlett Packard Enterprise Co.	1,210,399	11,753
Western Digital Corp.	264,324	11,001
* Snap Inc.	904,179	10,751
* Tyler Technologies Inc.	35,586	10,553
* Twilio Inc.	116,402	10,417
Seagate Technology plc	208,073	10,154
* Arista Networks Inc.	49,975	10,122
NortonLifeLock Inc.	522,120	9,769
* Paycom Software Inc.	46,362	9,366
* GoDaddy Inc.	159,566	9,113
* EPAM Systems Inc.	48,981	9,094
NetApp Inc.	213,009	8,880
SS&C Technologies Holdings Inc.	200,192	8,772
* Qorvo Inc.	108,036	8,711
* VMware Inc. Class A	71,629	8,674
Teradyne Inc.	156,498	8,477
* Coupa Software Inc.	58,793	8,215
Cypress Semiconductor Corp.	344,051	8,023
* Gartner Inc.	79,024	7,868
* Black Knight Inc.	132,778	7,709
* Dell Technologies Inc.	193,503	7,653
* Zendesk Inc.	104,807	6,709
Monolithic Power Systems Inc.	38,600	6,464
* Guidewire Software Inc.	77,170	6,120
* Aspen Technology Inc.	63,707	6,057
* F5 Networks Inc.	56,690	6,045
* MongoDB Inc.	44,095	6,021
Juniper Networks Inc.	313,369	5,998
* PTC Inc.	96,766	5,923
* Slack Technologies Inc. Class A	218,818	5,873
* Ciena Corp.	145,061	5,775
Entegris Inc.	126,041	5,643
* Proofpoint Inc.	52,454	5,381
* HubSpot Inc.	38,049	5,068
* Lumentum Holdings Inc.	68,525	5,050
* CACI International Inc. Class A	23,329	4,926
* ON Semiconductor Corp.	383,188	4,767
* Ceridian HCM Holding Inc.	94,556	4,734
* Avalara Inc.	61,092	4,557
* Pinterest Inc. Class A	287,941	4,446
* Nuance Communications Inc.	264,363	4,436
* Tech Data Corp.	32,867	4,301
MKS Instruments Inc.	51,415	4,188
* Five9 Inc.	54,457	4,164

*	Alteryx Inc.	43,677	4,157
*	RealPage Inc.	75,062	3,973
	Science Applications International Corp.	52,252	3,900
*	Smartsheet Inc. Class A	92,069	3,822
	CDK Global Inc.	113,205	3,719
*	Zscaler Inc.	60,672	3,693
*	Dropbox Inc. Class A	203,921	3,691
	LogMeIn Inc.	43,759	3,644
*	Cree Inc.	101,136	3,586
*	Cirrus Logic Inc.	53,576	3,516
*	Everbridge Inc.	31,756	3,378
*	Inphi Corp.	42,641	3,376
*	Silicon Laboratories Inc.	39,050	3,335
	Cogent Communications Holdings Inc.	39,736	3,257
*,^	Match Group Inc.	49,157	3,246
	Cabot Microelectronics Corp.	27,993	3,195
	J2 Global Inc.	42,287	3,165
	DXC Technology Co.	240,074	3,133
*	Manhattan Associates Inc.	59,096	2,944
*	Anaplan Inc.	94,200	2,850
	SYNNEX Corp.	38,207	2,793
	Pegasystems Inc.	38,466	2,740
*	Pure Storage Inc.	220,517	2,712
*	Qualys Inc.	30,609	2,663
*	Verint Systems Inc.	61,484	2,644
*	Nutanix Inc.	166,152	2,625
	Blackbaud Inc.	46,660	2,592
*	Dynatrace Inc.	107,977	2,574
*	Envestnet Inc.	47,309	2,544
*	ACI Worldwide Inc.	101,783	2,458
*	Viavi Solutions Inc.	214,065	2,400
*	Q2 Holdings Inc.	40,486	2,391
	Perspecta Inc.	130,839	2,387
*	Semtech Corp.	63,220	2,371
	Power Integrations Inc.	26,094	2,305
*	New Relic Inc.	49,720	2,299
*	Acacia Communications Inc.	33,840	2,273
*	Lattice Semiconductor Corp.	124,110	2,212
*	Blackline Inc.	41,196	2,167
*	Teradata Corp.	104,665	2,145
*	Elastic NV	36,983	2,064
*	NCR Corp.	113,898	2,016
*	Premier Inc.	61,321	2,006
	Brooks Automation Inc.	65,534	1,999
*	FireEye Inc.	188,373	1,993
*	ViaSat Inc.	54,190	1,947
*	Rapid7 Inc.	43,268	1,875
*	Box Inc.	132,127	1,855
*	Advanced Energy Industries Inc.	37,457	1,816
*	Varonis Systems Inc.	27,483	1,750
*	Appfolio Inc.	15,756	1,748
*	Synaptics Inc.	29,834	1,726
*	NetScout Systems Inc.	71,014	1,681
*	CommScope Holding Co. Inc.	182,405	1,662
*	Cornerstone OnDemand Inc.	52,062	1,653
*	SPS Commerce Inc.	33,767	1,571
*	Bottomline Technologies DE Inc.	42,673	1,564

*	Diodes Inc.	38,470	1,563
*	CommVault Systems Inc.	37,185	1,505
*	FormFactor Inc.	72,593	1,458
*	EchoStar Corp.	45,170	1,444
*	Cloudera Inc.	179,358	1,412
*	SVMK Inc.	103,800	1,402
	NIC Inc.	60,331	1,388
*	Insight Enterprises Inc.	32,583	1,373
	Progress Software Corp.	42,873	1,372
*	Onto Innovation Inc.	45,671	1,355
*	Alarm.com Holdings Inc.	34,758	1,352
	InterDigital Inc.	30,169	1,346
	CSG Systems International Inc.	31,303	1,310
*	SailPoint Technologies Holding Inc.	84,170	1,281
*	LivePerson Inc.	54,969	1,251
*,^	Appian Corp. Class A	29,688	1,194
*	Rambus Inc.	104,605	1,161
*	PROS Holdings Inc.	36,175	1,123
*	Bandwidth Inc. Class A	16,458	1,107
*	ForeScout Technologies Inc.	33,895	1,071
*	Crowdstrike Holdings Inc. Class A	18,853	1,050
*	Datadog Inc. Class A	28,601	1,029
*	Tabula Rasa HealthCare Inc.	19,595	1,025
*	Allscripts Healthcare Solutions Inc.	144,864	1,020
*	Workiva Inc.	29,035	939
*	MicroStrategy Inc.	7,651	904
*	Cloudflare Inc. Class A	38,355	901
*	Infinera Corp.	169,887	900
*	Tenable Holdings Inc.	40,750	891
	Switch Inc.	60,426	872
	TiVo Corp.	122,610	868
*	Altair Engineering Inc.	32,445	860
*	Avaya Holdings Corp.	103,763	839
*	Perficient Inc.	29,896	810
	Ubiquiti Inc.	5,697	807
*	Yext Inc.	77,669	791
*	Covetrus Inc.	94,851	772
*	SolarWinds Corp.	48,804	765
*	3D Systems Corp.	98,466	759
*	ePlus Inc.	12,000	751
*	Unisys Corp.	59,342	733
*	MaxLinear Inc.	62,198	726
*	Limelight Networks Inc.	123,623	705
*	Virtusa Corp.	24,759	703
	Shutterstock Inc.	21,242	683
	Xperi Corp.	48,755	678
*	Photronics Inc.	61,753	634
*	Model N Inc.	26,774	595
*	PagerDuty Inc.	33,601	581
*,^	Livongo Health Inc.	20,350	581
*	Vocera Communications Inc.	27,022	574
*	Upland Software Inc.	21,208	569
*	Zuora Inc. Class A	70,145	565
*	ScanSource Inc.	26,347	564
*	NETGEAR Inc.	24,562	561
*	Axcelis Technologies Inc.	29,206	535
*	NextGen Healthcare Inc.	51,098	533

*	Blucora Inc.	43,886	529
*	OneSpan Inc.	29,119	529
*	Harmonic Inc.	90,373	521
*	Ultra Clean Holdings Inc.	36,044	497
*	Amkor Technology Inc.	63,168	492
*	Cerence Inc.	31,689	488
*	Tucows Inc.	10,079	486
*	CEVA Inc.	19,501	486
	Cohu Inc.	37,517	464
*	Boingo Wireless Inc.	42,946	456
	QAD Inc.	11,360	454
*	Fastly Inc. Class A	23,816	452
*	Ichor Holdings Ltd.	21,153	405
*	Ping Identity Holding Corp.	19,542	391
	Simulations Plus Inc.	10,935	382
	American Software Inc.	26,372	375
*	Eventbrite Inc. Class A	51,290	374
	PC Connection Inc.	8,866	365
*	MobileIron Inc.	93,864	357
*	Meet Group Inc.	59,975	352
*	Agilysys Inc.	20,731	346
*	A10 Networks Inc.	55,454	344
	Hackett Group Inc.	26,902	342
*	Schrodinger Inc.	7,732	333
	ADTRAN Inc.	43,334	333
	Pitney Bowes Inc.	158,199	323
*	Medallia Inc.	15,837	317
*	Brightcove Inc.	45,086	314
*	Extreme Networks Inc.	100,915	312
	Comtech Telecommunications Corp.	22,650	301
*	Forrester Research Inc.	10,298	301
*	PDF Solutions Inc.	25,459	298
*	Phreesia Inc.	13,968	294
*	Rosetta Stone Inc.	20,901	293
*	Calix Inc.	41,340	293
*	Health Catalyst Inc.	11,073	290
	Plantronics Inc.	28,479	287
*	VirnetX Holding Corp.	52,143	285
*,^	Inseego Corp.	45,630	284
	Computer Programs & Systems Inc.	12,734	283
*	Adesto Technologies Corp.	24,992	280
*	WideOpenWest Inc.	58,237	277
*	GTY Technology Holdings Inc.	61,116	276
	Ebix Inc.	18,036	274
*	nLight Inc.	26,021	273
*	ACM Research Inc.	9,080	269
*	DSP Group Inc.	19,510	261
*	NeoPhotonics Corp.	35,595	258
*	Mitek Systems Inc.	31,555	249
*	Loral Space & Communications Inc.	14,708	239
*	Telaria Inc.	38,998	234
*	Ooma Inc.	19,530	233
*	Impinj Inc.	13,362	223
*	Domo Inc.	22,406	223
*	Zix Corp.	50,588	218
*	Digi International Inc.	22,420	214
	Systemax Inc.	11,984	212

*	Diebold Nixdorf Inc.	59,335	209
*	Benefitfocus Inc.	22,819	203
*	Telenav Inc.	43,962	190
*	Sciplay Corp. Class A	18,478	176
	PC-Tel Inc.	26,127	174
*,^	Applied Optoelectronics Inc.	22,599	172
*	AXT Inc.	50,500	162
*	Smith Micro Software Inc.	36,400	153
*	Intelligent Systems Corp.	4,500	153
*	Synchronoss Technologies Inc.	47,825	146
*	Ribbon Communications Inc.	46,727	142
*	ChannelAdvisor Corp.	18,866	137
*	Alpha & Omega Semiconductor Ltd.	21,156	136
*	CalAmp Corp.	29,591	133
*	Immersion Corp.	24,728	133
*,^	Beyond Air Inc.	15,642	125
*	eGain Corp.	16,436	120
*	Casa Systems Inc.	34,412	120
*	Icad Inc.	15,233	112
*	PAR Technology Corp.	8,286	107
*	Endurance International Group Holdings Inc.	54,060	104
*	Digimarc Corp.	7,983	104
*,^	Gogo Inc.	47,020	100
*	SecureWorks Corp.	8,244	95
*	Pixelworks Inc.	32,934	94
*	KVH Industries Inc.	9,132	86
*	Clearfield Inc.	7,179	85
	GlobalSCAPE Inc.	11,304	80
*	GSI Technology Inc.	9,342	65
*	EMCORE Corp.	28,435	64
*	Airgain Inc.	8,585	63
*	Seachange International Inc.	16,682	62
*,^	Red Violet Inc.	3,326	60
*	Amtech Systems Inc.	11,877	52
*	Castlight Health Inc.	63,860	46
*	NetSol Technologies Inc.	18,065	45
*	Genasys Inc.	13,190	43
*	DASAN Zhone Solutions Inc.	9,587	40
*,^	Resonant Inc.	25,351	38
*	Great Elm Capital Group Inc.	19,881	37
*	Park City Group Inc.	9,689	37
*	Identiv Inc.	10,179	34
*	Powerfleet Inc.	9,595	33
*	SharpSpring Inc.	5,104	31
	TESSCO Technologies Inc.	6,292	31
*	Computer Task Group Inc.	7,990	31
*	Atomera Inc.	7,854	27
*	inTEST Corp.	10,157	27
*	Rimini Street Inc.	6,024	25
	CSP Inc.	3,181	22
	AstroNova Inc.	2,465	19
*	Finjan Holdings Inc.	17,449	17
*	RigNet Inc.	9,523	17
	TransAct Technologies Inc.	5,458	17
	QAD Inc. Class B	668	16
*	QuickLogic Corp.	5,364	15
*	Aehr Test Systems	8,824	15

*	Qumu Corp.	8,832	15
*	Intellicheck Inc.	4,082	14
	Wayside Technology Group Inc.	1,052	13
*	Everspin Technologies Inc.	4,413	12
*	RCM Technologies Inc.	8,104	10
*	Data I/O Corp.	3,396	10
*	Sonim Technologies Inc.	12,400	9
*	VOXX International Corp.	2,911	8
	Communications Systems Inc.	1,854	8
*	Aviat Networks Inc.	934	8
	Support.com Inc.	7,058	8
*,^	Veritone Inc.	3,077	7
*	ClearOne Inc.	4,114	7
*	Evolving Systems Inc.	8,822	7
*	CVD Equipment Corp.	2,737	7
*	Kopin Corp.	18,243	6
*	Key Tronic Corp.	2,174	6
	Network-1 Technologies Inc.	2,710	6
*	WidePoint Corp.	15,997	6
*	Trio-Tech International	2,004	5
*	Majesco	974	5
*	GSE Systems Inc.	5,300	5
*	Westell Technologies Inc. Class A	5,802	5
*	BSQUARE Corp.	4,685	4
*	Mastech Digital Inc.	260	3
*	TransEnterix Inc.	9,423	3
*,1	Media General Inc. CVR	82,296	3
*	Xcel Brands Inc.	5,202	3
*	Streamline Health Solutions Inc.	3,730	3
*	CynergisTek Inc.	2,223	3
*	Optical Cable Corp.	889	2
*	Innodata Inc.	1,873	2
*,1	Ocera Therapeutics CVR Line	3,700	1
*,1	Aratana Therapeutics Inc. CVR	37,378	1
*	Sprout Social Inc. Class A	56	1
*	Exela Technologies Inc.	4,182	1
	BK Technologies Corp.	244	—
*	Inuvo Inc.	1,578	—
*	Synacor Inc.	313	—
*	Lantronix Inc.	111	—
*	RumbleON Inc. Class B	139	—
*	Cinedigm Corp.	53	—
*,1	Biosante Pharmaceutical Inc. CVR	14,250	—
			5,665,243
Telecommunications (1.2%)
	Verizon Communications Inc.	3,848,630	206,787
	AT&T Inc.	6,797,251	198,140
*	T-Mobile US Inc.	277,267	23,263
	CenturyLink Inc.	1,023,450	9,682
*,^	Zoom Video Communications Inc. Class A	42,466	6,205
*	Sprint Corp.	571,728	4,928
*	Iridium Communications Inc.	106,348	2,375
	Shenandoah Telecommunications Co.	43,748	2,154
*	Vonage Holdings Corp.	228,360	1,651
	Telephone & Data Systems Inc.	94,559	1,585
*	8x8 Inc.	89,172	1,236
*	Cincinnati Bell Inc.	47,576	696

	ATN International Inc.	9,908	582
*	Anterix Inc.	11,305	516
*	United States Cellular Corp.	14,930	437
	Consolidated Communications Holdings Inc.	61,662	280
	Spok Holdings Inc.	19,815	212
*,^	GTT Communications Inc.	24,690	196
*	ORBCOMM Inc.	61,407	150
*,^	Globalstar Inc.	447,307	132
*,^	Intelsat SA	67,088	103
*	Alaska Communications Systems Group Inc.	57,396	100
*	IDT Corp.	18,097	98
*,^	Frontier Communications Corp.	151,663	58
*,^	Pareteum Corp.	112,318	46
*	HC2 Holdings Inc.	26,548	41
*,1	Omthera Pharmeceuticals Rights	9,400	3
			461,656
Utilities (2.1%)
	NextEra Energy Inc.	454,974	109,476
	Dominion Energy Inc.	767,267	55,389
	Duke Energy Corp.	678,556	54,882
	Southern Co.	975,674	52,823
	American Electric Power Co. Inc.	458,799	36,695
	Exelon Corp.	901,156	33,172
	Xcel Energy Inc.	498,058	30,033
	Sempra Energy	255,315	28,848
	WEC Energy Group Inc.	293,226	25,842
	Consolidated Edison Inc.	308,690	24,078
	Eversource Energy	300,894	23,533
	Public Service Enterprise Group Inc.	468,624	21,046
	FirstEnergy Corp.	504,325	20,208
	American Water Works Co. Inc.	167,761	20,057
	Edison International	333,230	18,258
	Entergy Corp.	185,966	17,475
	DTE Energy Co.	178,714	16,972
	PPL Corp.	675,193	16,664
	Ameren Corp.	227,772	16,589
	CMS Energy Corp.	262,742	15,436
	Evergy Inc.	212,507	11,699
	Alliant Energy Corp.	228,160	11,018
	Atmos Energy Corp.	110,540	10,969
	NiSource Inc.	346,863	8,661
	AES Corp.	620,102	8,433
	Essential Utilities Inc.	202,208	8,230
	Pinnacle West Capital Corp.	104,677	7,933
	CenterPoint Energy Inc.	466,825	7,212
	NRG Energy Inc.	217,952	5,941
	Vistra Energy Corp.	362,955	5,793
	OGE Energy Corp.	185,772	5,709
	UGI Corp.	190,912	5,092
*	PG&E Corp.	495,918	4,458
	Hawaiian Electric Industries Inc.	102,407	4,409
	IDACORP Inc.	47,521	4,172
	ONE Gas Inc.	49,532	4,142
	Portland General Electric Co.	85,109	4,080
	Black Hills Corp.	57,250	3,666
	Spire Inc.	45,116	3,360
	Southwest Gas Holdings Inc.	46,451	3,231

	New Jersey Resources Corp.			91,477	3,107
	National Fuel Gas Co.			80,491	3,002
	ALLETE Inc.			48,202	2,925
	American States Water Co.			35,010	2,862
	NorthWestern Corp.			47,635	2,850
	PNM Resources Inc.			72,218	2,744
	Ormat Technologies Inc.			38,594	2,611
	Avista Corp.			61,091	2,596
	Avangrid Inc.			59,181	2,591
	El Paso Electric Co.			35,602	2,420
	California Water Service Group			45,445	2,287
	South Jersey Industries Inc.			86,076	2,152
	MGE Energy Inc.			31,769	2,080
	Northwest Natural Holding Co.			30,456	1,881
	SJW Group			27,606	1,595
	Chesapeake Utilities Corp.			16,022	1,373
	TerraForm Power Inc.			85,552	1,349
	Middlesex Water Co.			16,037	964
*	Evoqua Water Technologies Corp.			84,447	947
	Unitil Corp.			14,703	769
*	Sunrun Inc.			75,076	758
	York Water Co.			13,468	585
*,^	Bloom Energy Corp. Class A			54,129	283
	Artesian Resources Corp.			6,216	232
*,^	Cadiz Inc.			16,558	193
*	Atlantic Power Corp.			88,794	190
*	Vivint Solar Inc.			42,558	186
*	Pure Cycle Corp.			15,148	169
	RGC Resources Inc.			5,719	165
*	Sunnova Energy International Inc.			13,388	135
	Genie Energy Ltd. Class B			13,020	93
	Spark Energy Inc. Class A			9,045	57
					811,835
Total Common Stocks (Cost $12,983,078)					23,266,577
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (25.6%)
U.S. Government Securities (16.2%)
	United States Treasury Note/Bond	1.375%	9/15/20	2	2
	United States Treasury Note/Bond	1.625%	10/15/20	1	1
	United States Treasury Note/Bond	1.375%	10/31/20	4	4
	United States Treasury Note/Bond	2.750%	11/30/20	2	2
	United States Treasury Note/Bond	7.875%	2/15/21	400	426
	United States Treasury Note/Bond	2.625%	6/15/21	16,380	16,843
	United States Treasury Note/Bond	1.125%	6/30/21	39,072	39,512
	United States Treasury Note/Bond	1.625%	6/30/21	8,484	8,632
	United States Treasury Note/Bond	2.125%	6/30/21	34,875	35,687
	United States Treasury Note/Bond	2.625%	7/15/21	41,965	43,231
	United States Treasury Note/Bond	1.125%	7/31/21	26,420	26,705
	United States Treasury Note/Bond	1.750%	7/31/21	28,889	29,458
	United States Treasury Note/Bond	2.250%	7/31/21	14,775	15,147
	United States Treasury Note/Bond	2.750%	8/15/21	6,070	6,275
	United States Treasury Note/Bond	1.125%	8/31/21	16,257	16,443
	United States Treasury Note/Bond	2.000%	8/31/21	4,775	4,887
	United States Treasury Note/Bond	2.750%	9/15/21	12,215	12,652

United States Treasury Note/Bond	1.125%	9/30/21	9,335	9,450
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,487
United States Treasury Note/Bond	2.875%	10/15/21	28,304	29,427
United States Treasury Note/Bond	1.250%	10/31/21	26,975	27,371
United States Treasury Note/Bond	2.000%	10/31/21	20,510	21,045
United States Treasury Note/Bond	2.875%	11/15/21	8,729	9,095
United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,685
United States Treasury Note/Bond	1.500%	11/30/21	1,610	1,643
United States Treasury Note/Bond	1.750%	11/30/21	28,330	29,021
United States Treasury Note/Bond	1.875%	11/30/21	8,881	9,110
United States Treasury Note/Bond	2.625%	12/15/21	8,419	8,755
United States Treasury Note/Bond	1.625%	12/31/21	1,785	1,827
United States Treasury Note/Bond	2.000%	12/31/21	9,073	9,341
United States Treasury Note/Bond	2.125%	12/31/21	13,450	13,872
United States Treasury Note/Bond	2.500%	1/15/22	54,501	56,647
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,546
United States Treasury Note/Bond	2.000%	2/15/22	18,553	19,136
United States Treasury Note/Bond	2.500%	2/15/22	5,578	5,806
United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,341
United States Treasury Note/Bond	1.875%	2/28/22	19,755	20,354
United States Treasury Note/Bond	2.375%	3/15/22	1	1
United States Treasury Note/Bond	0.375%	3/31/22	241,770	242,413
United States Treasury Note/Bond	1.750%	3/31/22	33,784	34,745
United States Treasury Note/Bond	1.875%	3/31/22	8,830	9,107
United States Treasury Note/Bond	2.250%	4/15/22	14,775	15,352
United States Treasury Note/Bond	1.750%	4/30/22	24,226	24,945
United States Treasury Note/Bond	1.875%	4/30/22	39,651	40,921
United States Treasury Note/Bond	2.125%	5/15/22	33,201	34,456
United States Treasury Note/Bond	1.750%	5/31/22	32,877	33,863
United States Treasury Note/Bond	1.875%	5/31/22	39,675	40,995
United States Treasury Note/Bond	1.750%	6/15/22	66,155	68,243
United States Treasury Note/Bond	1.750%	6/30/22	25,000	25,813
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,342
United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,535
United States Treasury Note/Bond	1.875%	7/31/22	38,165	39,548
United States Treasury Note/Bond	2.000%	7/31/22	7,795	8,097
United States Treasury Note/Bond	1.500%	8/15/22	38,776	39,879
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,853
United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,580
United States Treasury Note/Bond	1.875%	8/31/22	39,638	41,100
United States Treasury Note/Bond	1.500%	9/15/22	58,092	59,780
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,294
United States Treasury Note/Bond	1.875%	9/30/22	29,810	30,956
United States Treasury Note/Bond	1.375%	10/15/22	51,319	52,690
United States Treasury Note/Bond	1.875%	10/31/22	14,555	15,137
United States Treasury Note/Bond	2.000%	10/31/22	61,378	64,034
United States Treasury Note/Bond	1.625%	11/15/22	20,965	21,679
2 United States Treasury Note/Bond	2.000%	11/30/22	45,188	47,200
United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,721
United States Treasury Note/Bond	2.125%	12/31/22	90,180	94,604
United States Treasury Note/Bond	1.750%	1/31/23	25,218	26,218
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,735
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,308
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,438
United States Treasury Note/Bond	0.500%	3/15/23	220,150	221,526
United States Treasury Note/Bond	1.500%	3/31/23	28,975	29,980
United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,931

United States Treasury Note/Bond	1.625%	4/30/23	22,585	23,467
United States Treasury Note/Bond	1.750%	5/15/23	16,293	16,996
United States Treasury Note/Bond	1.625%	5/31/23	18,985	19,733
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,343
United States Treasury Note/Bond	1.375%	6/30/23	30,610	31,605
United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,607
United States Treasury Note/Bond	1.250%	7/31/23	11,234	11,562
United States Treasury Note/Bond	2.750%	7/31/23	40,739	43,986
United States Treasury Note/Bond	6.250%	8/15/23	32,780	39,141
United States Treasury Note/Bond	1.375%	8/31/23	12,820	13,259
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,574
United States Treasury Note/Bond	1.375%	9/30/23	20,585	21,302
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,426
United States Treasury Note/Bond	1.625%	10/31/23	1,251	1,307
United States Treasury Note/Bond	2.875%	10/31/23	3	3
United States Treasury Note/Bond	2.750%	11/15/23	281	305
United States Treasury Note/Bond	2.125%	11/30/23	16,145	17,174
United States Treasury Note/Bond	2.875%	11/30/23	7	8
United States Treasury Note/Bond	2.250%	12/31/23	16	17
United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,890
United States Treasury Note/Bond	2.250%	1/31/24	41,830	44,823
United States Treasury Note/Bond	2.500%	1/31/24	37,219	40,237
United States Treasury Note/Bond	2.750%	2/15/24	29,974	32,695
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,719
United States Treasury Note/Bond	2.375%	2/29/24	35,519	38,288
United States Treasury Note/Bond	2.125%	3/31/24	46,008	49,221
United States Treasury Note/Bond	2.000%	4/30/24	20,345	21,671
United States Treasury Note/Bond	2.250%	4/30/24	21,021	22,617
United States Treasury Note/Bond	2.000%	5/31/24	56,836	60,654
United States Treasury Note/Bond	1.750%	6/30/24	23,576	24,939
United States Treasury Note/Bond	2.000%	6/30/24	30,635	32,712
United States Treasury Note/Bond	1.750%	7/31/24	13,537	14,332
United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,804
United States Treasury Note/Bond	2.375%	8/15/24	49,886	54,189
United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,963
2 United States Treasury Note/Bond	1.875%	8/31/24	10,623	11,310
United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,787
United States Treasury Note/Bond	2.125%	9/30/24	40,408	43,540
United States Treasury Note/Bond	2.250%	10/31/24	35,320	38,284
United States Treasury Note/Bond	2.250%	11/15/24	46,200	50,098
United States Treasury Note/Bond	7.500%	11/15/24	675	892
United States Treasury Note/Bond	1.500%	11/30/24	33,166	34,907
2 United States Treasury Note/Bond	2.125%	11/30/24	22,305	24,072
United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,988
United States Treasury Note/Bond	2.250%	12/31/24	19,217	20,880
United States Treasury Note/Bond	2.500%	1/31/25	20,340	22,380
United States Treasury Note/Bond	2.000%	2/15/25	36,848	39,646
United States Treasury Note/Bond	1.125%	2/28/25	2,270	2,354
United States Treasury Note/Bond	2.750%	2/28/25	19,890	22,146
United States Treasury Note/Bond	0.500%	3/31/25	363,451	365,722
United States Treasury Note/Bond	2.875%	4/30/25	39,483	44,326
United States Treasury Note/Bond	2.875%	5/31/25	25,340	28,484
United States Treasury Note/Bond	2.750%	6/30/25	24,044	26,918
United States Treasury Note/Bond	2.875%	7/31/25	34,960	39,428
United States Treasury Note/Bond	2.000%	8/15/25	52,747	57,032
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,581
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,992

United States Treasury Note/Bond	1.625%	2/15/26	59,937	63,796
United States Treasury Note/Bond	2.250%	3/31/26	25,535	28,156
United States Treasury Note/Bond	2.375%	4/30/26	44,065	48,981
United States Treasury Note/Bond	2.125%	5/31/26	17,795	19,525
United States Treasury Note/Bond	1.875%	6/30/26	16,182	17,520
United States Treasury Note/Bond	1.875%	7/31/26	15,760	17,075
United States Treasury Note/Bond	1.500%	8/15/26	54,545	57,792
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,266
United States Treasury Note/Bond	1.625%	10/31/26	24,345	26,042
United States Treasury Note/Bond	2.000%	11/15/26	50,899	55,703
United States Treasury Note/Bond	6.500%	11/15/26	910	1,254
United States Treasury Note/Bond	1.625%	11/30/26	25,526	27,329
United States Treasury Note/Bond	1.750%	12/31/26	29,266	31,607
United States Treasury Note/Bond	2.250%	2/15/27	26,207	29,205
United States Treasury Note/Bond	1.125%	2/28/27	129,199	134,306
United States Treasury Note/Bond	0.625%	3/31/27	114,235	114,877
United States Treasury Note/Bond	2.375%	5/15/27	23,155	26,071
United States Treasury Note/Bond	2.250%	8/15/27	44,310	49,676
United States Treasury Note/Bond	2.250%	11/15/27	49,833	55,968
United States Treasury Note/Bond	6.125%	11/15/27	775	1,088
United States Treasury Note/Bond	2.750%	2/15/28	20,868	24,292
United States Treasury Note/Bond	2.875%	5/15/28	3,665	4,318
United States Treasury Note/Bond	2.875%	8/15/28	53,510	63,200
United States Treasury Note/Bond	5.500%	8/15/28	895	1,240
United States Treasury Note/Bond	3.125%	11/15/28	27,149	32,761
United States Treasury Note/Bond	5.250%	11/15/28	14,810	20,373
United States Treasury Note/Bond	1.750%	11/15/29	36,000	39,566
United States Treasury Note/Bond	1.500%	2/15/30	206,194	222,270
United States Treasury Note/Bond	6.250%	5/15/30	570	871
United States Treasury Note/Bond	5.375%	2/15/31	8,005	11,775
United States Treasury Note/Bond	4.500%	2/15/36	2,957	4,504
United States Treasury Note/Bond	4.750%	2/15/37	3,892	6,142
United States Treasury Note/Bond	5.000%	5/15/37	2	3
United States Treasury Note/Bond	4.375%	2/15/38	5,792	8,929
United States Treasury Note/Bond	4.500%	5/15/38	6,044	9,464
United States Treasury Note/Bond	3.500%	2/15/39	1,403	1,972
United States Treasury Note/Bond	4.250%	5/15/39	10,883	16,717
United States Treasury Note/Bond	4.500%	8/15/39	9,884	15,650
United States Treasury Note/Bond	4.375%	11/15/39	11,686	18,338
United States Treasury Note/Bond	4.375%	5/15/40	15,139	23,858
United States Treasury Note/Bond	3.875%	8/15/40	13,449	20,012
United States Treasury Note/Bond	4.250%	11/15/40	12,317	19,161
United States Treasury Note/Bond	4.750%	2/15/41	12,967	21,327
United States Treasury Note/Bond	3.750%	8/15/41	12,000	17,668
United States Treasury Note/Bond	3.125%	11/15/41	13,128	17,665
United States Treasury Note/Bond	3.125%	2/15/42	12,579	17,041
United States Treasury Note/Bond	3.000%	5/15/42	11,950	15,890
United States Treasury Note/Bond	2.750%	8/15/42	11,000	14,028
United States Treasury Note/Bond	2.750%	11/15/42	22,620	28,865
United States Treasury Note/Bond	3.125%	2/15/43	23,361	31,515
United States Treasury Note/Bond	2.875%	5/15/43	32,064	41,763
2 United States Treasury Note/Bond	3.625%	8/15/43	27,265	39,794
United States Treasury Note/Bond	3.625%	2/15/44	20,823	30,424
2 United States Treasury Note/Bond	3.000%	11/15/44	29,816	39,693
United States Treasury Note/Bond	2.500%	2/15/45	32,148	39,713
United States Treasury Note/Bond	3.000%	5/15/45	30,914	41,782
United States Treasury Note/Bond	2.875%	8/15/45	30,117	39,886

United States Treasury Note/Bond	3.000%	11/15/45	18,178	24,671
United States Treasury Note/Bond	2.500%	2/15/46	31,339	39,061
United States Treasury Note/Bond	2.500%	5/15/46	31,805	39,592
United States Treasury Note/Bond	2.250%	8/15/46	30,962	36,811
United States Treasury Note/Bond	2.875%	11/15/46	8,410	11,169
United States Treasury Note/Bond	3.000%	5/15/47	30,222	41,414
United States Treasury Note/Bond	2.750%	8/15/47	32,138	42,135
United States Treasury Note/Bond	3.000%	2/15/48	32,745	45,019
United States Treasury Note/Bond	3.125%	5/15/48	37,817	53,145
United States Treasury Note/Bond	3.000%	8/15/48	41,009	56,560
United States Treasury Note/Bond	3.375%	11/15/48	30,236	44,551
United States Treasury Note/Bond	2.250%	8/15/49	10,650	12,887
United States Treasury Note/Bond	2.375%	11/15/49	60,340	75,198
United States Treasury Note/Bond	2.000%	2/15/50	215,677	250,455
				6,301,596
Agency Bonds and Notes (0.5%)
3 AID-Iraq	2.149%	1/18/22	1,100	1,131
3 AID-Israel	5.500%	12/4/23	375	436
3 AID-Israel	5.500%	4/26/24	1,400	1,650
3 AID-Jordan	2.578%	6/30/22	320	334
3 AID-Jordan	3.000%	6/30/25	400	437
3 AID-Tunisia	2.452%	7/24/21	250	254
3 AID-Tunisia	1.416%	8/5/21	200	200
3 AID-Ukraine	1.471%	9/29/21	675	685
Federal Farm Credit Banks	2.550%	3/11/21	1,475	1,506
Federal Farm Credit Banks	2.230%	4/5/21	1,475	1,503
Federal Farm Credit Banks	3.050%	11/15/21	400	417
Federal Farm Credit Banks	1.600%	12/28/21	925	943
Federal Farm Credit Banks	1.770%	6/26/23	575	599
Federal Farm Credit Banks	3.500%	12/20/23	500	555
Federal Home Loan Banks	5.625%	6/11/21	1,600	1,700
Federal Home Loan Banks	1.875%	7/7/21	3,610	3,675
Federal Home Loan Banks	1.125%	7/14/21	3,000	3,026
Federal Home Loan Banks	3.000%	10/12/21	7,000	7,270
Federal Home Loan Banks	1.625%	11/19/21	3,040	3,097
Federal Home Loan Banks	1.875%	11/29/21	6,000	6,140
Federal Home Loan Banks	1.625%	12/20/21	6,700	6,833
Federal Home Loan Banks	2.125%	6/10/22	700	725
Federal Home Loan Banks	2.000%	9/9/22	1,000	1,037
Federal Home Loan Banks	1.375%	2/17/23	4,000	4,101
Federal Home Loan Banks	2.125%	3/10/23	3,155	3,305
Federal Home Loan Banks	2.500%	2/13/24	3,515	3,779
Federal Home Loan Banks	2.875%	6/14/24	2,000	2,188
Federal Home Loan Banks	1.500%	8/15/24	1,990	2,068
Federal Home Loan Banks	5.375%	8/15/24	815	982
Federal Home Loan Banks	3.250%	11/16/28	1,965	2,308
Federal Home Loan Banks	5.500%	7/15/36	2,775	4,278
4 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	7,200	7,267
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,895
4 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,288
4 Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,200
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	400
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,571
4 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,916
4 Federal National Mortgage Assn.	2.500%	4/13/21	3,000	3,066
4 Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,749
4 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	2,022

4	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	3,041
4	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,161
4	Federal National Mortgage Assn.	2.625%	1/11/22	720	747
4	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,139
4	Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,931
4	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,455
4	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,358
4	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,601
4	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,161
4	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,171
4	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,153
4	Federal National Mortgage Assn.	2.625%	9/6/24	660	718
4	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	4,064
4	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,616
4	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,719
4	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	3,077
4	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,168
4	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,166
4	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,663
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,992
	Private Export Funding Corp.	4.300%	12/15/21	175	186
	Private Export Funding Corp.	2.800%	5/15/22	200	209
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,321
	Private Export Funding Corp.	3.550%	1/15/24	725	799
	Private Export Funding Corp.	2.450%	7/15/24	525	561
	Private Export Funding Corp.	1.750%	11/15/24	280	292
	Private Export Funding Corp.	3.250%	6/15/25	175	196
	Tennessee Valley Authority	1.875%	8/15/22	425	439
	Tennessee Valley Authority	2.875%	9/15/24	954	1,046
	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,874
	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,116
	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,100
	Tennessee Valley Authority	4.700%	7/15/33	575	797
	Tennessee Valley Authority	4.650%	6/15/35	500	671
	Tennessee Valley Authority	5.880%	4/1/36	285	439
	Tennessee Valley Authority	5.500%	6/15/38	225	345
	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,998
	Tennessee Valley Authority	5.375%	4/1/56	580	1,019
	Tennessee Valley Authority	4.625%	9/15/60	519	837
	Tennessee Valley Authority	4.250%	9/15/65	700	1,083
					197,965
Conventional Mortgage-Backed Securities (8.9%)
4,5	Fannie Mae Pool	2.000%	11/1/23–11/1/34	8,084	8,297
4,5,6	Fannie Mae Pool	2.500%	8/1/22–1/1/50	106,261	110,612
4,5,6	Fannie Mae Pool	3.000%	1/1/26–3/1/50	354,397	374,530
4,5,6	Fannie Mae Pool	3.500%	9/1/25–4/1/50	333,826	357,300
4,5,6	Fannie Mae Pool	4.000%	5/1/20–4/1/50	271,018	292,826
4,5,6	Fannie Mae Pool	4.500%	4/1/20–4/1/50	100,332	110,074
4,5,6	Fannie Mae Pool	5.000%	7/1/20–4/1/50	26,398	29,712
4,5	Fannie Mae Pool	5.500%	8/1/20–4/1/40	21,449	24,529
4,5	Fannie Mae Pool	6.000%	12/1/20–5/1/41	13,164	15,391
4,5	Fannie Mae Pool	6.500%	10/1/23–10/1/39	3,840	4,500
4,5	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,328	1,548
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	108	129
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	23	27
4,5	Fannie Mae Pool	8.500%	7/1/22–7/1/30	15	16
4,5	Fannie Mae Pool	9.000%	7/1/22–6/1/26	6	6

4,5	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	2,831	2,911
4,5	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	53,440	55,888
4,5	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	184,728	196,683
4,5	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	234,720	251,564
4,5	Freddie Mac Gold Pool	4.000%	4/1/20–11/1/48	157,389	170,038
4,5	Freddie Mac Gold Pool	4.500%	5/1/20–1/1/49	57,458	62,888
4,5	Freddie Mac Gold Pool	5.000%	4/1/20–1/1/49	15,602	17,226
4,5	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	11,267	12,772
4,5	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	6,098	7,116
4,5	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,524	1,764
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	451	522
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	67	79
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	48	57
4,5	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	7	7
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	4	5
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	10,156	10,853
5	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	11,640	12,491
5	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	16,292	17,456
5	Ginnie Mae I Pool	4.500%	9/15/20–2/15/49	15,253	16,870
5	Ginnie Mae I Pool	5.000%	5/15/20–4/15/41	8,954	10,059
5	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	4,429	4,963
5	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	2,637	2,945
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	915	1,004
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	362	426
5	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	105	120
5	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	74	88
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	13	16
5	Ginnie Mae I Pool	9.000%	5/15/25–10/15/26	4	6
5,6	Ginnie Mae II Pool	2.500%	6/20/27–4/1/50	29,200	30,550
5,6	Ginnie Mae II Pool	3.000%	2/20/27–4/1/50	252,949	270,347
5,6	Ginnie Mae II Pool	3.500%	9/20/25–4/1/50	282,806	302,506
5,6	Ginnie Mae II Pool	4.000%	9/20/25–4/1/50	159,770	172,509
5,6	Ginnie Mae II Pool	4.500%	11/20/35–4/1/50	64,807	70,587
5,6	Ginnie Mae II Pool	5.000%	6/20/33–4/1/50	15,382	16,929
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	4,924	5,621
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,055	2,395
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	597	703
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	79	96
4,5,6	UMBS Pool	2.000%	1/1/32–4/1/35	872	898
4,5,6	UMBS Pool	2.500%	12/1/34–5/1/50	50,083	51,932
4,5,6	UMBS Pool	3.000%	6/1/30–4/1/50	153,669	161,605
4,5,6	UMBS Pool	3.500%	7/1/26–2/1/50	70,503	74,807
4,5,6	UMBS Pool	4.000%	3/1/35–9/1/49	37,921	41,441
4,5,6	UMBS Pool	4.500%	8/1/48–1/1/50	26,377	28,762
4,5	UMBS Pool	5.000%	3/1/49–10/1/49	15,274	16,641
					3,434,644
Nonconventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	2.269%	7/1/43	408	420
4,5	Fannie Mae Pool	2.481%	9/1/43	39	39
4,5	Fannie Mae Pool	3.451%	4/1/41	53	54
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.290%	3.640%	12/1/41	65	68
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.310%	3.592%	9/1/37	111	115
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.479%	3.426%	3/1/43	221	225

4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.509%	4.016%	7/1/36	17	18
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.530%	3.584%	12/1/43	142	153
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.585%	2.863%	6/1/43	160	162
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.623%	3.623%	2/1/36	29	30
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.625%	4.135%	8/1/35	57	61
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.627%	3.627%	3/1/38	6	6
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.635%	3.510%	11/1/36	15	16
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.639%	3.842%	8/1/39	75	77
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.643%	3.664%	1/1/37	22	24
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.657%	4.270%	10/1/42	84	85
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.660%	3.910%	9/1/40	5	6
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.665%	4.415%	6/1/36	4	4
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.680%	3.738%	1/1/42	93	97
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.682%	4.167%	10/1/37	45	47
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.683%	3.643%	12/1/33	14	15
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.687%	4.495%	6/1/42	229	242
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.709%	10/1/39	29	30
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.976%	9/1/42	93	98
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.500%	5/1/40	24	25
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.695%	4.320%	7/1/39	8	9
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.698%	4.162%	8/1/40	13	14
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	3.747%	12/1/40	40	43
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	4.531%	7/1/37	17	19
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.701%	3.965%	10/1/42	65	69
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.705%	3.809%	11/1/39	14	15
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.711%	3.379%	9/1/43	173	179
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.722%	3.945%	11/1/39	33	34
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.726%	3.953%	9/1/34	19	20

4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.728%	4.423%	5/1/42	135	142
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.746%	4.506%	7/1/41	94	100
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.750%	4.217%	10/1/40	14	15
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.767%	4.642%	6/1/41	16	17
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.771%	4.090%	5/1/42	35	37
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.780%	3.780%	2/1/41	26	27
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.791%	4.306%	7/1/42	71	77
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.793%	3.397%	8/1/42	141	143
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.795%	4.403%	3/1/42	85	91
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.797%	4.252%	3/1/42	79	86
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.799%	4.318%	2/1/42	290	311
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.804%	3.988%	12/1/39	30	32
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.805%	3.772%	11/1/41	54	58
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.685%	10/1/40	34	36
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.810%	12/1/40	16	17
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.935%	11/1/33–11/1/39	30	33
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	3.858%	1/1/42	55	58
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	3.963%	11/1/41	37	39
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.690%	11/1/40	13	14
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.741%	12/1/40	14	15
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.815%	2/1/41	23	25
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.924%	12/1/41	41	44
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.693%	5/1/41	47	51
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.819%	3.893%	3/1/41	58	62
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	3.913%	12/1/40	16	17
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.823%	3.823%	2/1/41	25	25
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.825%	4.825%	3/1/41	41	45
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.826%	4.330%	9/1/40	57	61

4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.830%	4.580%	6/1/41	53	57
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.835%	3.856%	1/1/40	56	59
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.840%	4.391%	8/1/39	18	19
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.851%	4.443%	2/1/42	73	79
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.862%	4.745%	5/1/40	12	13
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.880%	4.183%	11/1/34	35	38
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.909%	4.784%	4/1/37	37	40
4,5,7	Fannie Mae Pool, 1Y CMT + 2.155%	3.780%	12/1/37	63	66
4,5,7	Fannie Mae Pool, 1Y CMT + 2.313%	3.964%	1/1/35	30	32
4,5,7	Fannie Mae Pool, 6M USD LIBOR +
	1.026%	3.208%	4/1/37	26	28
4,5,7	Fannie Mae Pool, 6M USD LIBOR +
	1.840%	3.715%	8/1/37	32	34
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 0.985%	3.235%	10/1/37	4	5
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.563%	3.699%	3/1/37	5	5
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.588%	3.921%	9/1/37	47	48
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.625%	3.625%	1/1/38	4	4
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	3.755%	12/1/36	24	26
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	3.806%	11/1/43	139	146
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	4.515%	5/1/42	14	14
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.660%	3.711%	10/1/37	22	23
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.695%	3.695%	2/1/37	17	18
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.727%	3.727%	1/1/35	4	4
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.743%	3.865%	12/1/36	15	16
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.745%	3.750%	12/1/40	62	65
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	3.816%	12/1/41	48	52
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.625%	5/1/38	3	3
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.796%	3.872%	12/1/34	17	18
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.825%	4.156%	3/1/42	75	81
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.834%	3.959%	12/1/35	30	32
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.862%	3.927%	2/1/42	18	20

4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	3.880%	12/1/40–3/1/41	58	62
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.630%	6/1/40	23	24
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.698%	6/1/41	13	14
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.754%	6/1/40	11	12
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.755%	5/1/40	22	22
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.889%	3.901%	2/1/42	50	51
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.895%	4.323%	9/1/40	77	82
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	3.844%	11/1/40	23	24
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.734%	6/1/40	12	13
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.910%	2/1/41	38	42
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.928%	1/1/41	9	9
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.977%	4.783%	5/1/37	99	103
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	4.085%	3/1/38	5	5
4,5,7	Freddie Mac Non Gold Pool, 1Y CMT +
	2.000%	3.625%	7/1/35	6	7
4,5,7	Freddie Mac Non Gold Pool, 1Y CMT +
	2.250%	3.757%	2/1/36	22	23
4,5,7	Freddie Mac Non Gold Pool, 1Y CMT +
	2.250%	4.006%	11/1/34	30	32
4,5,7	Freddie Mac Non Gold Pool, 1Y CMT +
	2.250%	4.750%	5/1/36	16	17
4,5,7	Freddie Mac Non Gold Pool, 1Y CMT +
	2.409%	4.065%	10/1/36	23	25
4,5,7	Freddie Mac Non Gold Pool, 6M USD
	LIBOR + 1.665%	3.617%	1/1/37	52	55
5,7	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.125%	10/20/38–12/20/43	825	868
5,7	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.250%	7/20/38–8/20/41	284	298
5,7	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.875%	4/20/41–6/20/43	449	474
5,7	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.000%	1/20/41–3/20/43	717	757
5,7	Ginnie Mae II Pool, 1Y CMT + 2.000%	3.625%	11/20/40	5	6
5,7	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%	5/20/41	31	33
					8,300
Total U.S. Government and Agency Obligations (Cost $9,284,402)					9,942,505
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	249	249
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	126
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	131	131
5	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	150
5	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	1,125	1,142
5	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	125	125
5	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	940	932
5	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	125	124
5	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,754

5 Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	479
5 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	2,600	2,596
5 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	1,600	1,597
5 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	975	976
5 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	1,075	1,098
5 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	1,350	1,362
5 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	500	501
5 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	88	88
5 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	314	315
5 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	244	246
5 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	150	150
5 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	375	377
5 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	175	182
5 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	300	318
5 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	1,080	1,137
5 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	420	429
5 BANK 2017 - BNK4	3.625%	5/15/50	800	846
5 BANK 2017 - BNK5	3.390%	6/15/60	700	740
5 BANK 2017 - BNK5	3.624%	6/15/60	350	356
5 BANK 2017 - BNK6	3.518%	7/15/60	980	1,031
5 BANK 2017 - BNK6	3.741%	7/15/60	780	809
5 BANK 2017 - BNK7	3.175%	9/15/60	450	478
5 BANK 2017 - BNK7	3.435%	9/15/60	275	289
5 BANK 2017 - BNK7	3.748%	9/15/60	300	322
5 BANK 2017 - BNK8	3.488%	11/15/50	600	637
5 BANK 2017 - BNK8	3.731%	11/15/50	100	103
5 BANK 2017 - BNK9	3.279%	11/15/54	600	624
5 BANK 2017 - BNK9	3.538%	11/15/54	600	639
5 BANK 2018 - BN10	3.641%	2/15/61	125	132
5 BANK 2018 - BN10	3.688%	2/15/61	400	427
5 BANK 2018 - BN10	3.898%	2/15/61	150	154
5 BANK 2018 - BN11	4.046%	3/15/61	400	436
5 BANK 2018 - BN12	4.255%	5/15/61	500	563
5 BANK 2018 - BN12	4.359%	5/15/61	150	152
5 BANK 2018 - BN13	3.953%	8/15/61	165	182
5 BANK 2018 - BN13	4.217%	8/15/61	225	254
5 BANK 2018 - BN14	4.128%	9/15/60	350	361
5 BANK 2018 - BN14	4.231%	9/15/60	250	281
5 BANK 2018 - BN14	4.481%	9/15/60	175	186
5 BANK 2018 - BN15	4.407%	11/15/61	470	537
5 BANK 2019 - BN16	4.005%	2/15/52	275	306
5 BANK 2019 - BN17	3.714%	4/15/52	360	389

5 BANK 2019 - BN17	3.976%	4/15/52	75	77
5 BANK 2019 - BN18	3.584%	5/15/62	640	684
5 BANK 2019 - BN18	3.826%	5/15/62	200	204
5 BANK 2019 - BN19	3.183%	8/15/61	350	365
5 BANK 2019 - BN20	3.011%	9/15/62	725	743
5 BANK 2019 - BN21	2.851%	10/17/52	320	322
5 BANK 2019 - BN21	3.093%	10/17/52	300	287
5 BANK 2019 - BN22	2.978%	11/15/62	315	323
5 BANK 2019 - BN23	2.920%	12/15/52	735	745
5 BANK 2019 - BN23	3.203%	12/15/52	275	267
5 BANK 2019 - BN24	2.960%	11/15/62	575	590
5 BANK 2019 - BN24	3.283%	11/15/62	275	267
5 BANK 2020 - BN25	2.649%	1/15/63	375	375
5 BANK 2020 - BN25	2.841%	1/15/63	265	253
5 BANK 2020 - BN26	2.403%	3/15/63	675	660
5 BANK 2020 - BN26	2.687%	3/15/63	215	197
5 Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,001
5 Bank Of America Credit Card Trust 2018-
A2	3.000%	9/15/23	1,750	1,764
5 Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	750	754
Bank of Nova Scotia	1.875%	4/26/21	600	606
5 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,211
5 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	337
5 BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	560
5 BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	225	234
5 BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	1,150	1,194
5 BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	100	96
5 BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	625	646
5 BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	375	373
5 BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	450	451
5 BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	143	133
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.437%	1/12/45	48	48
5 Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	450	486
5 Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	200	207
5 Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	450	464
5 Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	280	306
5 Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	625	651
5 Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	400	415
5 Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,104
5 Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	250	278
5 Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	500	526
5 Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	200	224
5 Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	375	396
5 Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	450	506
5 Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	125	133
5 Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	25	29
5 Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	300	337
5 Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	200	214
5 Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	300	326
5 Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	125	129
5 Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	1,175	1,260
5 Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	310	315
5 Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	150	155
5 Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	225	234
5 Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	265	273
5 Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	261	289

5 Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	575	586
5 Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	175	166
5 Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	375	379
5 Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	100	91
5 Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	350	342
5 Benchmark 2020-B17 Mortgage Trust	2.582%	3/15/53	105	97
5 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	408	408
5 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	126
5 Cantor Commercial Real Estate Lending
2019-CF1	3.786%	5/15/52	65	71
5 Cantor Commercial Real Estate Lending
2019-CF2	2.874%	11/15/52	550	558
5 Cantor Commercial Real Estate Lending
2019-CF3	3.006%	1/15/53	560	578
5 Cantor Commercial Real Estate Lending
2019-CF3	3.298%	1/15/53	240	233
5 Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	475	473
5 Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	150	152
5 Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	225	221
5 Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	50	48
5 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	875	874
5 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	600	599
5 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	700	722
5 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	1,125	1,123
5 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	925	928
5 Capital One Multi-Asset Execution Trust
2018-A1	3.010%	2/15/24	500	497
5 Capital One Multi-Asset Execution Trust
2019-A1	2.840%	12/15/24	325	333
5 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	110	110
5 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	219	216
5 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	224
5 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	296	294
5 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	101
5 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	302
5 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	204
5 CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	750	730
5 CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	100	100
5 CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	175	174
5 CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	55	55
5 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	635
5 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	631
5 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	69
5 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	530
5 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	140
5 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	537
5 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	314
5 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	255
5 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	501
5 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	287
5 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	645
5 CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	775	794

5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	812
5 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	425	455
5 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	550	574
5 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	400	409
5 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	950	986
5 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	300	323
5 Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,336
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	910
5 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	599
5 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	697
5 Chase Issuance Trust 2020-A1	1.530%	1/15/25	1,900	1,913
5 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	2,350	2,354
5 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	750	755
5 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	775	775
5 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	1,900	1,908
5 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	2,000	2,062
5 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	574	578
5 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	102
5 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	100	102
5 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	225	240
5 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	350	369
5 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	56	57
5 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	275	284
5 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	100	106
5 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	100	105
5 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	61	62
5 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	125	133
5 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	125	131
5 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	200	209
5 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	150	152
5 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	300	314

5	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	650	663
5	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	800	832
5	Citigroup Commercial Mortgage Trust
	2015-GC27	3.571%	2/10/48	325	337
5	Citigroup Commercial Mortgage Trust
	2015-GC29	2.674%	4/10/48	22	22
5	Citigroup Commercial Mortgage Trust
	2015-GC29	3.192%	4/10/48	650	676
5	Citigroup Commercial Mortgage Trust
	2015-GC29	3.758%	4/10/48	318	315
5	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	350	374
5	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	425	450
5	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	225	230
5	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	425	445
5	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	800	827
5	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	250	249
5	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	800	849
5	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	200	204
5	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	600	617
5	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	150	156
5	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	150	152
5	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	1,200	1,323
5	Citigroup Commercial Mortgage Trust
	2019-GC41	2.869%	8/10/56	975	1,000
5	Citigroup Commercial Mortgage Trust
	2019-GC43	3.038%	11/10/52	1,125	1,167
5	Citigroup Commercial Mortgage Trust
	2020-GC46	2.717%	2/15/53	450	454
5	Citigroup Commercial Mortgage Trust
	2020-GC46	2.918%	2/15/53	190	181
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	147
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	193
5,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	230
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	348	350
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	171
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	152	156
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	269
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	354
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	214
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	92	94
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	167	173
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	132
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79

5 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	50
5 COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	39	40
5 COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	472
5 COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	159
5 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	184
5 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	92	94
5 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	233
5 COMM 2013-CCRE9 Mortgage Trust	4.221%	7/10/45	365	380
5 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	241
5 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	222	228
5 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	156
5 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	109	109
5 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	295
5 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	343
5 COMM 2014-CCRE14 Mortgage Trust	4.625%	2/10/47	175	183
5 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	96
5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	91	92
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	224
5 COMM 2014-CCRE15 Mortgage Trust	4.696%	2/10/47	105	111
5 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	83	86
5 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	292
5 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	100
5 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	141	144
5 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	132
5 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	157
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	677
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	156
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	579	607
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	345
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	39	39
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	186
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	62	63
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	214
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
5 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	37
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	369
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	233
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	172
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	518
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	70	70
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	404	416
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	841
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	228
5 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	57	57
5 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	596
5 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	204
5 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	257
5 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	395
5 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	173
5 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	458
5 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	901
5 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	414
5 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	418
5 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	73	74
5 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	439
5 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	207
5 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	642

5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	519
5	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	450	463
5	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	400	422
5	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.791%	4/15/50	200	206
5	CSAIL 2015-C1 Commercial Mortgage
	Trust	4.044%	4/15/50	175	176
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	550	581
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.849%	6/15/57	225	232
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.448%	8/15/48	327	338
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	425	447
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.104%	8/15/48	200	200
5	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.617%	11/15/48	200	208
5	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	325	339
5	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	800	847
5	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	800	806
5	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	575	587
5	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	250	265
5	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	1,200	1,315
5	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	250	282
5	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	975	1,042
5	CSAIL 2019-C16 Commercial Mortgage
	Trust	3.329%	6/15/52	1,125	1,154
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	314
5	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	334
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	636
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	150
5	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	1,050	1,050
5	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	825	810
5	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	800	802
5	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	1,000	1,021
5	Discover Card Execution Note Trust 2019-
	A3	1.890%	10/15/24	1,100	1,105
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	306	304
5	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	300	290
5	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	190	182
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	382	390
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	553	566

4,5	Fannie Mae-Aces 2013-M12	2.405%	3/25/23	690	712
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	6	6
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	267	275
4,5	Fannie Mae-Aces 2014-M1	3.229%	7/25/23	1,237	1,311
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	782	796
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	2	2
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	502
4,5	Fannie Mae-Aces 2014-M3	3.478%	1/25/24	452	482
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	665
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	578	587
4,5	Fannie Mae-Aces 2014-M7	3.266%	6/25/24	939	1,011
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	8	8
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	690
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	758	800
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,120
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	382
4,5	Fannie Mae-Aces 2015-M12	2.796%	5/25/25	850	900
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,096
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	681	719
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	395	416
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	403	412
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	726	760
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	259	266
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	873
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	935
4,5	Fannie Mae-Aces 2016-M12	2.443%	9/25/26	950	1,004
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	451	460
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	425
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	425
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	835
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	634
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	194	199
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	307
4,5	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,359
4,5	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	1,200	1,265
4,5	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	440	463
4,5	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	552
4,5	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	1,250	1,375
4,5	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	1,150	1,252
4,5	Fannie Mae-Aces 2017-M2	2.801%	2/25/27	1,200	1,304
4,5	Fannie Mae-Aces 2017-M3	2.483%	12/25/26	1,500	1,580
4,5	Fannie Mae-Aces 2017-M4	2.584%	12/25/26	1,200	1,264
4,5	Fannie Mae-Aces 2017-M5	3.175%	4/25/29	300	335
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	738
4,5	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,699
4,5	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	850	982
4,5	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	475	542
4,5	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	1,000	1,033
4,5	Fannie Mae-Aces 2018-M2	2.903%	1/25/28	1,425	1,556
4,5	Fannie Mae-Aces 2018-M4	3.045%	3/25/28	720	792
4,5	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	400	438
4,5	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	1,037
4,5	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	575	650
4,5	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	875	1,004
4,5	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	1,475	1,576
4,5	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	775	865
4,5	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	975	1,091

4,5	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	475	522
4,5	Fannie Mae-Aces 2020-M1	2.444%	9/25/29	565	598
4,5	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	525	543
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,669	1,690
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.185%	12/25/20	767	778
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	504	513
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	1,318	1,349
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	1,128	1,150
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	100	102
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	915	935
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	1,275	1,311
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	1,275	1,317
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	1,250	1,316
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	435	442
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	1,260	1,338
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	504	514
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	607	621
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	1,208	1,295
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	1,375	1,480
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	50	54
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	155	157
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	1,275	1,376
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	141	144
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	850	919
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	275	283
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	1,025	1,109
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	1,000	1,081
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	134	136
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	700	742
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	134	137

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	600	647
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	316	324
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	675	726
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	650	705
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	166	172
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	525	572
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	825	897
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	450	484
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	750	820
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	450	489
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	275	297
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	700	747
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	1,000	1,066
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	575	608
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	1,025	1,088
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	500	534
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	800	878
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	1,000	1,110
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	2,000	2,228
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	2,400	2,687
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	1,775	1,989
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	1,300	1,442
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	915	1,026
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	600	668
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	500	563
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	875	982
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	275	311
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	400	452

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	450	513
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	675	781
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	4/25/28	1,575	1,853
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K081	3.900%	8/25/28	700	828
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K082	3.920%	9/25/28	550	652
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K084	3.780%	10/25/28	1,250	1,465
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K085	4.060%	10/25/28	625	747
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K087	3.591%	10/25/27	97	106
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K088	3.690%	1/25/29	1,175	1,378
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K089	3.563%	1/25/29	475	553
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K092	3.298%	4/25/29	975	1,117
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K094	2.903%	6/25/29	1,150	1,282
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K095	2.785%	6/25/29	1,150	1,271
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K096	2.519%	7/25/29	1,000	1,085
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K098	2.425%	8/25/29	1,850	1,993
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K099	2.595%	9/25/29	850	929
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K103	2.651%	11/25/29	1,100	1,209
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K1511	3.470%	3/25/31	375	434
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K1511	3.542%	3/25/34	950	1,096
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K1513	2.797%	8/25/34	830	938
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	400	447
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	1,600	1,791
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	900	999
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	400	470
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	850	1,015
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	5/25/33	275	331
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	8/25/33	375	449
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	135	135

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	1,385	1,390
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	1,399	1,420
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	1,292	1,315
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	274	276
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	800	816
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	285	288
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	1,000	1,084
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K734	3.208%	2/25/26	1,565	1,702
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K737	2.525%	10/25/26	1,700	1,802
4,5	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	800	851
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	500	567
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	1,000	1,152
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/28	500	588
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	1,000	1,183
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	290	322
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	800	947
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K087	3.771%	12/25/28	800	942
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K087	2.537%	10/25/29	1,400	1,523
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K090	3.422%	2/25/29	900	1,037
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K101	2.524%	10/25/29	1,500	1,631
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K104	2.253%	2/25/52	1,835	1,958
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K105	1.872%	3/25/53	365	378
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	150	171
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	200	228
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.718%	1/25/31	300	354
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.794%	1/25/34	500	592
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1514	2.859%	10/25/34	950	1,044
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	461	465

4,5	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	525	538
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	500	517
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	1,000	1,054
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	1,200	1,268
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	1,500	1,584
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	800	840
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	1,175	1,250
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/25/24	94	98
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	1,200	1,306
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	1,000	1,098
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K735	2.862%	5/25/26	2,000	2,148
4,5	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	800	856
4,5	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.505%	3/25/29	300	348
4,5	FHLMC Multifamily Structures Pass
	Through Certificates KC02	2.982%	5/25/29	1,650	1,848
5	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	550	543
5	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	175	178
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	295	294
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	101
5	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	800	800
5	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	252
5	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	250	249
5	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	126
5	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	42	42
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	275
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	192	191
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	77
5	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	785	776
5	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	677
5	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	276
5	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	700	692
5	Ford Credit Floorplan Master Owner Trust
	A Series 2017-3	2.480%	9/15/24	720	721
5	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	1,000	997
5	Ford Credit Floorplan Master Owner Trust
	A Series 2018-2	3.170%	3/15/25	900	931
5	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	100	100
5	GM Financial Automobile Leasing Trust
	2018-1	2.680%	12/20/21	125	125
5	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	102	102

5 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	75	76
5 GM Financial Automobile Leasing Trust
2019-2	2.670%	3/21/22	275	275
5 GM Financial Automobile Leasing Trust
2019-2	2.720%	3/20/23	125	126
5 GM Financial Automobile Leasing Trust
2020-1	1.670%	12/20/22	105	104
5 GM Financial Automobile Leasing Trust
2020-1	1.700%	12/20/23	40	39
5 GM Financial Consumer Automobile 2018-
2	2.810%	12/16/22	462	459
5 GM Financial Consumer Automobile 2018-
2	3.020%	12/18/23	400	407
5 GM Financial Consumer Automobile 2020-
1	1.840%	9/16/24	375	361
5 GM Financial Consumer Automobile 2020-
1	1.900%	3/17/25	115	102
5 GS Mortgage Securities Corporation II
2013-GC10	2.943%	2/10/46	246	251
5 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	147
5 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	759
5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	342	347
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	318	322
5 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	93
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	283
5 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	117
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	91	93
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	717
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	77	78
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	131
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,072
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	285
5 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	147	151
5 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	155
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	498
5 GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	125	125
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	234	239
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	844
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	130
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	126
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	519
5 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	57	57
5 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	472
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	440
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	180
5 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	413
5 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	423
5 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	308
5 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	784
5 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	291
5 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	203
5 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	664
5 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	251
5 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	629
5 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,051
5 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	256

5 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	400	426
5 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	275	265
5 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	550	575
5 GS Mortgage Securities Trust 2019-GS4	3.000%	9/1/52	1,125	1,162
5 GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	500	501
5 GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	525	538
5 GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	150	141
5 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	350	350
5 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	279	276
5 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	173	171
5 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	528	522
5 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	275	266
5 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	261	259
5 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	200	197
5 Honda Auto Receivables 2018-4 Owner
Trust	2.520%	6/21/23	665	660
5 Honda Auto Receivables 2018-4 Owner
Trust	2.540%	3/21/25	125	127
5 Honda Auto Receivables 2020-1 Owner
Trust	1.610%	4/22/24	450	432
5 Honda Auto Receivables 2020-1 Owner
Trust	1.630%	10/21/26	70	66
5 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	228	228
5 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	248
5 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	329
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	394	402
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,260	1,272
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	413	419
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	144	147
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	109
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	106	109
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	210
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	318
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	155
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.963%	12/15/46	150	156
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	684
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	79

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	348
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	993
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	427
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	330
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,352
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	138	140
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	400	403
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,539
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.386%	6/13/52	850	883
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.669%	6/13/52	75	74
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	127
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.039%	7/15/45	81	83
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	162	167
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	832
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	226
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	46	47
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	459
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	284
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	143	148
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	663
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	130
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.892%	1/15/47	188	195
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	502
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	96
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.804%	2/15/47	113	118
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	2	2
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	228
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	238

5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	180
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	91	93
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	105
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	76
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	686
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	178
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	339
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	193
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	46	46
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	157
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	303
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	789
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	203
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	360	376
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	202
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	199
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	391	396
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	225
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	143	143
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	517
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	100
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	77	77
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	219
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	369
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	436
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	452
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	206
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	209

5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	232
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	435
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	448
5 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	319
5 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	333
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	312
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	149
5 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	2,153
5 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	429
5 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	275	290
JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.712%	10/15/50	175	176
5 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	1,000	1,115
5 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	125	131
5 JPMDB Commerical Mortgage Securities
Trust 2019-COR6	3.056%	11/13/52	750	775
5 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	48	48
5 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	75
5 Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	275	269
5 Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	125	125
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	175	178
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.083%	7/15/46	1,600	1,680
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.153%	8/15/46	240	254
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.353%	8/15/46	120	124
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	445	456
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	300	318
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.756%	11/15/46	150	155
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	179	179
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	36	36
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	225	223
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	100	101
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	150	154

5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	125	127
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	167	168
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	375	394
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.764%	2/15/47	150	156
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	63	65
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	325	341
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.336%	6/15/47	125	127
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	20	20
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	100	106
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.474%	10/15/47	125	127
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	214	220
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	275	291
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	194	198
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	725	753
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	425	434
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	325	340
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	200	199
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	32	32
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	150	154
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	450	476
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	475	497
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	250	262
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	275	283
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	300	304
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	200	208
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	250	266
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	300	309
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	800	833

5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	800	803
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	950	974
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	800	847
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	325	337
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,066
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	400	413
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	400	422
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	575	610
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	662
5 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	224
5 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	314
5 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	406
5 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	318
5 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	820
5 Morgan Stanley Capital I Trust 2016-
UBS12	3.596%	12/15/49	825	872
5 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	584
5 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	1,050	1,119
5 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	125	125
5 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	697
5 Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	775	809
5 Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	750	755
5 Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	115	108
8 National Australia Bank Ltd.	2.250%	3/16/21	625	635
5 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	11	11
5 Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	175	173
5 Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	75	74
5 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	226	224
5 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	238	237
5 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	259	255
5 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	405	406
5 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	400	405
5 Nissan Auto Receivables 2019-B Owner
Trust	2.500%	11/15/23	550	542
5 Nissan Auto Receivables 2019-B Owner
Trust	2.540%	12/15/25	150	151
5 Nissan Auto Receivables 2019-C	1.930%	7/15/24	650	647
5 Nissan Auto Receivables 2019-C	1.950%	5/15/26	150	149
5 Public Service New Hampshire Funding
LLC 2018-1	3.094%	2/1/26	137	141
5 Public Service New Hampshire Funding
LLC 2018-1	3.506%	8/1/28	100	111
5 Public Service New Hampshire Funding
LLC 2018-1	3.814%	2/1/35	225	246

Royal Bank of Canada	2.100%	10/14/20	3,950	3,972
Royal Bank of Canada	2.300%	3/22/21	650	658
5 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	91	91
5 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	250	251
5 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	78	78
5 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	250	252
5 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,222
5 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	1,162	1,162
5 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	675	683
5 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	1,200	1,208
5 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	1,175	1,218
8 Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,029
5 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	73	73
5 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	571	570
5 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	410	410
5 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	175	175
5 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	475	475
5 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	100	102
5 Toyota Auto Receivables 2020-A Owner
Trust	1.660%	5/15/24	565	546
5 Toyota Auto Receivables 2020-A Owner
Trust	1.680%	5/15/25	95	91
5 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	848
5 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	373
5 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	636
5 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	159
5 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	757
5 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	307
5 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	502
5 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	636
5 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	272
5 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	418
5 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	644
5 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	338
5 UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	904
5 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	150	167
5 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	528
5 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	174	183
5 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	672
5 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	107
5 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,102
5 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	648
5 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	644

5 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	200	219
5 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	333
5 UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,324
5 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	429
5 UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	125	127
5 UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	450	454
5 UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	275	277
5 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	1,000	1,010
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	294
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	177
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	76
5 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	200	198
5 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	100	104
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	198	202
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	2	2
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	84	86
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	900	923
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	51
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	207	210
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	412
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	204
5 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	393	400
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	208
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	178
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	872	908
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	653
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	120
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	255	262
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	657
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	114
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	853	883
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	196

5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	181
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	295
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	235
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	31	31
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	123	125
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	181
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	338
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	215
5 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	770	810
5 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	521
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	225
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	482
5 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	151
5 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	339
5 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	352
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	350
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	624
5 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	854	909
5 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	242	257
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	725	731
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	400	409
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	400	418
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	600	643
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	150	156
5 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,000	1,077
5 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,270
5 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,200	1,261
5 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,200	1,305

5 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	200	208
5 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	775	849
5 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	1,000	1,111
5 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	475	532
5 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	975	1,086
5 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	575	601
5 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	350	335
5 Wells Fargo Commercial Mortgage Trust
2019-C53	3.040%	10/15/52	750	764
5 Wells Fargo Commercial Mortgage Trust
2019-C54	3.146%	12/15/52	450	463
5 Wells Fargo Commercial Mortgage Trust
2018-C47	4.442%	9/15/61	1,075	1,179
5 Wells Fargo Commercial Mortgage Trust
2019-C51	3.311%	6/15/52	780	812
5 Wells Fargo Commercial Mortgage Trust
2019-C52	2.892%	8/15/52	200	201
5 Wells Fargo Commercial Mortgage Trust
2020-C55	2.725%	2/15/53	675	667
5 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	605
5 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	443	451
5 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	300	306
5 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	250	256
5 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	175	178
5 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	319	323
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	256
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	110
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	52
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	226
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	45
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	413
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	204
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	117	120
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	682

5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	167
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	129	134
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	192
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	305
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	75	77
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	106
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	105
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	104
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	1	1
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	199
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,533
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	52
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.690%	12/15/46	75	78
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	2	2
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	151
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	186
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.738%	3/15/46	50	53
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	40	41
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	64	64
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	187
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	51
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	83	86
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	131
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	130
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	443
5 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	650	687
5 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	101
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	229	236

5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	125	133
5	WFRBS Commercial Mortgage Trust 2014-
	C23	4.210%	10/15/57	75	79
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	235	241
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	725	741
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	300	312
5	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	625	618
5	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	775	772
5	World Omni Auto Receivables Trust 2019-
	C	1.960%	12/16/24	475	473
5	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	350	325
5	World Omni Automobile Lease
	Securitization Trust 2020-A	1.700%	1/17/23	200	188
5	World Omni Automobile Lease
	Securitization Trust 2020-A	1.790%	6/16/25	115	112
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $448,464)					464,582
Corporate Bonds (10.0%)
Finance (3.2%)
	Banking (2.3%)
	Ally Financial Inc.	4.250%	4/15/21	500	493
	Ally Financial Inc.	4.125%	2/13/22	510	501
	Ally Financial Inc.	3.875%	5/21/24	200	184
	Ally Financial Inc.	5.125%	9/30/24	550	541
	Ally Financial Inc.	8.000%	11/1/31	1,600	1,850
	American Express Co.	3.700%	11/5/21	1,000	1,026
	American Express Co.	2.750%	5/20/22	1,000	1,011
	American Express Co.	2.500%	8/1/22	2,400	2,414
	American Express Co.	2.650%	12/2/22	1,500	1,516
	American Express Co.	3.400%	2/27/23	1,200	1,238
	American Express Co.	3.700%	8/3/23	1,500	1,576
	American Express Co.	3.400%	2/22/24	1,000	1,043
	American Express Co.	2.500%	7/30/24	900	904
	American Express Co.	3.000%	10/30/24	1,200	1,234
	American Express Co.	3.625%	12/5/24	1,404	1,422
	American Express Co.	4.050%	12/3/42	121	145
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,060
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,360
	American Express Credit Corp.	3.300%	5/3/27	1,960	2,069
	Associated Bank NA	3.500%	8/13/21	250	257
	Australia & New Zealand Banking Group
	Ltd.	2.300%	6/1/21	2,300	2,311
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	300	302
	Australia & New Zealand Banking Group
	Ltd.	2.625%	5/19/22	250	254
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	1,750	1,765
	Australia & New Zealand Banking Group
	Ltd.	3.700%	11/16/25	250	268
	Banco Santander SA	3.848%	4/12/23	1,200	1,200
	Banco Santander SA	2.706%	6/27/24	400	397

Banco Santander SA	5.179%	11/19/25	1,300	1,324
Banco Santander SA	4.250%	4/11/27	2,000	2,002
Banco Santander SA	3.800%	2/23/28	200	194
Banco Santander SA	4.379%	4/12/28	1,200	1,229
Banco Santander SA	3.306%	6/27/29	500	484
Bancolombia SA	3.000%	1/29/25	400	356
Bank of America Corp.	2.625%	4/19/21	2,090	2,103
5 Bank of America Corp.	2.369%	7/21/21	1,155	1,154
5 Bank of America Corp.	2.328%	10/1/21	2,500	2,473
5 Bank of America Corp.	2.738%	1/23/22	1,300	1,298
5 Bank of America Corp.	3.499%	5/17/22	1,000	1,010
Bank of America Corp.	2.503%	10/21/22	1,850	1,866
Bank of America Corp.	3.300%	1/11/23	925	959
5 Bank of America Corp.	3.124%	1/20/23	410	414
5 Bank of America Corp.	2.816%	7/21/23	3,575	3,619
Bank of America Corp.	4.100%	7/24/23	1,425	1,507
5 Bank of America Corp.	3.550%	3/5/24	3,535	3,659
5 Bank of America Corp.	3.864%	7/23/24	625	655
Bank of America Corp.	4.200%	8/26/24	3,025	3,233
Bank of America Corp.	4.000%	1/22/25	4,240	4,462
Bank of America Corp.	3.950%	4/21/25	1,500	1,571
5 Bank of America Corp.	3.093%	10/1/25	2,500	2,550
5 Bank of America Corp.	2.456%	10/22/25	1,175	1,176
5 Bank of America Corp.	3.366%	1/23/26	1,300	1,364
Bank of America Corp.	4.450%	3/3/26	1,650	1,812
Bank of America Corp.	3.500%	4/19/26	830	884
Bank of America Corp.	4.250%	10/22/26	1,700	1,857
5 Bank of America Corp.	3.559%	4/23/27	2,275	2,381
Bank of America Corp.	3.248%	10/21/27	2,025	2,113
5 Bank of America Corp.	3.824%	1/20/28	450	473
5 Bank of America Corp.	3.705%	4/24/28	1,400	1,463
5 Bank of America Corp.	3.593%	7/21/28	2,250	2,334
5 Bank of America Corp.	3.419%	12/20/28	5,357	5,533
5 Bank of America Corp.	3.970%	3/5/29	1,425	1,539
5 Bank of America Corp.	4.271%	7/23/29	4,275	4,616
5 Bank of America Corp.	3.974%	2/7/30	500	540
5 Bank of America Corp.	3.194%	7/23/30	2,000	2,016
5 Bank of America Corp.	2.884%	10/22/30	1,175	1,174
Bank of America Corp.	6.110%	1/29/37	1,010	1,273
5 Bank of America Corp.	4.244%	4/24/38	2,100	2,420
Bank of America Corp.	7.750%	5/14/38	2,075	2,975
5 Bank of America Corp.	4.078%	4/23/40	1,425	1,606
Bank of America Corp.	5.875%	2/7/42	1,350	1,897
Bank of America Corp.	5.000%	1/21/44	1,950	2,481
Bank of America Corp.	4.875%	4/1/44	550	588
Bank of America Corp.	4.750%	4/21/45	350	364
5 Bank of America Corp.	4.443%	1/20/48	1,625	1,869
5 Bank of America Corp.	3.946%	1/23/49	1,175	1,269
5 Bank of America Corp.	4.330%	3/15/50	700	836
5 Bank of America Corp.	4.083%	3/20/51	4,000	4,535
Bank of America NA	6.000%	10/15/36	600	760
Bank of Montreal	3.100%	4/13/21	1,545	1,560
Bank of Montreal	1.900%	8/27/21	1,500	1,503
Bank of Montreal	2.900%	3/26/22	2,350	2,378
Bank of Montreal	2.350%	9/11/22	137	139
Bank of Montreal	2.550%	11/6/22	13	13
Bank of Montreal	3.300%	2/5/24	1,000	1,044

Bank of Montreal	2.500%	6/28/24	800	794
5 Bank of Montreal	4.338%	10/5/28	400	401
5 Bank of Montreal	3.803%	12/15/32	1,600	1,546
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	2,010
Bank of New York Mellon Corp.	3.550%	9/23/21	125	129
Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,390
Bank of New York Mellon Corp.	1.850%	1/27/23	375	377
Bank of New York Mellon Corp.	2.950%	1/29/23	850	869
Bank of New York Mellon Corp.	3.500%	4/28/23	625	652
5 Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,293
Bank of New York Mellon Corp.	3.450%	8/11/23	525	550
Bank of New York Mellon Corp.	2.200%	8/16/23	825	830
Bank of New York Mellon Corp.	3.650%	2/4/24	150	158
Bank of New York Mellon Corp.	3.250%	9/11/24	600	628
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,235
Bank of New York Mellon Corp.	2.450%	8/17/26	500	503
Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,572
Bank of New York Mellon Corp.	3.400%	1/29/28	600	641
5 Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,277
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	981
Bank of New York Mellon Corp.	3.300%	8/23/29	500	514
Bank of Nova Scotia	2.800%	7/21/21	1,375	1,381
Bank of Nova Scotia	2.375%	1/18/23	2,250	2,240
Bank of Nova Scotia	1.950%	2/1/23	1,825	1,809
Bank of Nova Scotia	3.400%	2/11/24	500	520
Bank of Nova Scotia	2.200%	2/3/25	1,825	1,814
Bank of Nova Scotia	4.500%	12/16/25	1,250	1,314
Bank of Nova Scotia	2.700%	8/3/26	425	429
Bank One Corp.	7.625%	10/15/26	3,000	3,746
Barclays plc	3.200%	8/10/21	850	849
Barclays plc	3.684%	1/10/23	950	945
5 Barclays plc	4.610%	2/15/23	1,000	1,014
5 Barclays plc	4.338%	5/16/24	1,000	1,001
Barclays plc	3.650%	3/16/25	3,000	2,953
5 Barclays plc	3.932%	5/7/25	800	798
Barclays plc	4.375%	1/12/26	1,200	1,227
Barclays plc	5.200%	5/12/26	1,260	1,307
Barclays plc	4.337%	1/10/28	1,000	1,021
Barclays plc	4.836%	5/9/28	1,550	1,582
5 Barclays plc	5.088%	6/20/30	4,300	3,862
BBVA USA	3.500%	6/11/21	625	622
BBVA USA	2.875%	6/29/22	1,550	1,511
BNP Paribas SA	3.250%	3/3/23	375	383
BNP Paribas SA	4.250%	10/15/24	500	497
BPCE SA	2.750%	12/2/21	500	499
8 BPCE SA	3.000%	5/22/22	1,000	981
BPCE SA	4.000%	4/15/24	1,200	1,250
BPCE SA	3.375%	12/2/26	250	253
Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,724
Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,053
Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	824
Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	187
5 Capital One Bank USA NA	2.014%	1/27/23	1,100	1,074
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,117
5 Capital One Bank USA NA	2.280%	1/28/26	1,850	1,701
Capital One Financial Corp.	4.750%	7/15/21	280	286
Capital One Financial Corp.	3.050%	3/9/22	675	670

Capital One Financial Corp.	3.200%	1/30/23	2,000	1,980
Capital One Financial Corp.	3.500%	6/15/23	82	82
Capital One Financial Corp.	3.900%	1/29/24	250	254
Capital One Financial Corp.	3.750%	4/24/24	2,575	2,604
Capital One Financial Corp.	3.300%	10/30/24	1,050	1,028
Capital One Financial Corp.	4.200%	10/29/25	500	494
Capital One Financial Corp.	3.750%	7/28/26	250	235
Capital One Financial Corp.	3.750%	3/9/27	1,075	1,040
Capital One Financial Corp.	3.800%	1/31/28	2,000	1,975
Capital One NA	2.950%	7/23/21	510	511
Capital One NA	2.250%	9/13/21	675	662
Capital One NA	2.650%	8/8/22	2,550	2,524
Citibank NA	3.400%	7/23/21	1,000	1,019
5 Citibank NA	3.165%	2/19/22	2,500	2,513
5 Citibank NA	2.844%	5/20/22	700	704
Citigroup Inc.	2.700%	3/30/21	2,500	2,509
Citigroup Inc.	2.350%	8/2/21	600	599
Citigroup Inc.	4.500%	1/14/22	1,000	1,040
Citigroup Inc.	2.750%	4/25/22	1,125	1,136
Citigroup Inc.	4.050%	7/30/22	2,225	2,279
Citigroup Inc.	2.700%	10/27/22	1,550	1,560
5 Citigroup Inc.	2.312%	11/4/22	750	748
5 Citigroup Inc.	3.142%	1/24/23	2,000	2,023
Citigroup Inc.	3.500%	5/15/23	450	457
Citigroup Inc.	3.875%	10/25/23	1,725	1,800
Citigroup Inc.	3.750%	6/16/24	2,975	3,118
Citigroup Inc.	4.000%	8/5/24	725	747
Citigroup Inc.	3.875%	3/26/25	3,544	3,700
Citigroup Inc.	3.300%	4/27/25	275	285
Citigroup Inc.	4.400%	6/10/25	1,975	2,098
Citigroup Inc.	5.500%	9/13/25	1,000	1,116
Citigroup Inc.	3.700%	1/12/26	400	425
Citigroup Inc.	4.600%	3/9/26	975	1,051
Citigroup Inc.	3.400%	5/1/26	750	793
Citigroup Inc.	3.200%	10/21/26	3,000	3,109
Citigroup Inc.	4.300%	11/20/26	775	806
Citigroup Inc.	4.450%	9/29/27	3,450	3,619
5 Citigroup Inc.	3.887%	1/10/28	2,075	2,184
Citigroup Inc.	6.625%	1/15/28	800	900
5 Citigroup Inc.	3.668%	7/24/28	1,975	2,047
Citigroup Inc.	4.125%	7/25/28	425	441
5 Citigroup Inc.	3.520%	10/27/28	1,760	1,791
5 Citigroup Inc.	3.980%	3/20/30	2,000	2,140
5 Citigroup Inc.	2.976%	11/5/30	1,175	1,165
Citigroup Inc.	5.875%	2/22/33	200	232
Citigroup Inc.	6.000%	10/31/33	525	634
Citigroup Inc.	6.125%	8/25/36	1,699	1,937
5 Citigroup Inc.	3.878%	1/24/39	1,100	1,159
Citigroup Inc.	8.125%	7/15/39	1,099	1,756
Citigroup Inc.	5.875%	1/30/42	800	1,072
Citigroup Inc.	5.300%	5/6/44	750	879
Citigroup Inc.	4.650%	7/30/45	1,000	1,200
Citigroup Inc.	4.750%	5/18/46	325	357
Citigroup Inc.	4.650%	7/23/48	1,480	1,783
Citizens Bank NA	2.650%	5/26/22	600	599
Citizens Bank NA	3.700%	3/29/23	250	262
Citizens Bank NA	3.250%	2/14/22	400	405

Citizens Bank NA	3.750%	2/18/26	500	511
Citizens Financial Group Inc.	4.300%	12/3/25	400	405
Citizens Financial Group Inc.	2.850%	7/27/26	1,775	1,733
Citizens Financial Group Inc.	2.500%	2/6/30	450	415
Comerica Bank	4.000%	7/27/25	200	201
Comerica Inc.	3.700%	7/31/23	750	770
Commonwealth Bank of Australia	2.550%	3/15/21	625	627
Cooperatieve Rabobank UA	2.750%	1/10/22	300	300
Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,082
Cooperatieve Rabobank UA	3.950%	11/9/22	975	974
Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,746
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,067
Cooperatieve Rabobank UA	4.375%	8/4/25	500	500
Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,430
Cooperatieve Rabobank UA	5.750%	12/1/43	450	553
Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,462
Credit Suisse AG	3.000%	10/29/21	800	816
Credit Suisse AG	2.100%	11/12/21	400	398
Credit Suisse AG	3.625%	9/9/24	2,325	2,444
8 Credit Suisse Group AG	3.574%	1/9/23	1,175	1,178
Credit Suisse Group Funding Guernsey
Ltd.	3.450%	4/16/21	1,630	1,627
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	1,100	1,118
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	6/9/23	2,335	2,384
Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	1,500	1,522
Credit Suisse Group Funding Guernsey
Ltd.	4.550%	4/17/26	1,300	1,371
Credit Suisse Group Funding Guernsey
Ltd.	4.875%	5/15/45	950	1,138
Credit Suisse USA Inc.	7.125%	7/15/32	465	662
Deutsche Bank AG	3.375%	5/12/21	650	627
Deutsche Bank AG	4.250%	10/14/21	2,700	2,568
Deutsche Bank AG	3.300%	11/16/22	2,500	2,456
Deutsche Bank AG	3.950%	2/27/23	1,300	1,286
Deutsche Bank AG	4.100%	1/13/26	400	363
Deutsche Bank AG	3.700%	5/30/24	775	697
Discover Bank	3.200%	8/9/21	350	348
Discover Bank	3.350%	2/6/23	600	602
Discover Bank	2.450%	9/12/24	600	571
Discover Bank	4.250%	3/13/26	1,125	1,093
Discover Bank	3.450%	7/27/26	500	483
5 Discover Bank	4.682%	8/9/28	425	438
Discover Bank	4.650%	9/13/28	500	507
Discover Bank	2.700%	2/6/30	400	354
Discover Financial Services	3.850%	11/21/22	225	230
Discover Financial Services	3.950%	11/6/24	350	354
Discover Financial Services	3.750%	3/4/25	703	694
Discover Financial Services	4.500%	1/30/26	1,000	1,020
Discover Financial Services	4.100%	2/9/27	1,175	1,131
Fifth Third Bancorp	3.500%	3/15/22	950	959
Fifth Third Bancorp	4.300%	1/16/24	475	501
Fifth Third Bancorp	3.650%	1/25/24	500	517
Fifth Third Bancorp	2.375%	1/28/25	1,173	1,144
Fifth Third Bancorp	3.950%	3/14/28	300	315

Fifth Third Bancorp	8.250%	3/1/38	710	986
Fifth Third Bank	2.250%	6/14/21	500	501
Fifth Third Bank	3.350%	7/26/21	625	633
Fifth Third Bank	2.875%	10/1/21	1,435	1,460
Fifth Third Bank	3.950%	7/28/25	625	679
Fifth Third Bank	3.850%	3/15/26	1,500	1,532
Fifth Third Bank	1.800%	1/30/23	315	311
Fifth Third Bank	2.250%	2/1/27	415	394
First Republic Bank	4.375%	8/1/46	200	204
First Republic Bank	4.625%	2/13/47	375	422
5 First Republic Bank	1.912%	2/12/24	500	479
FirstMerit Bank NA	4.270%	11/25/26	450	465
Goldman Sachs Capital I	6.345%	2/15/34	975	1,150
Goldman Sachs Group Inc.	2.625%	4/25/21	500	501
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,998
Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,522
Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,459
5 Goldman Sachs Group Inc.	2.876%	10/31/22	2,547	2,563
Goldman Sachs Group Inc.	3.625%	1/22/23	1,725	1,783
Goldman Sachs Group Inc.	3.200%	2/23/23	2,805	2,861
5 Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,647
Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,176
Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,819
Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,053
Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,036
Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,551
Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,145
Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,117
5 Goldman Sachs Group Inc.	3.691%	6/5/28	2,550	2,616
5 Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,242
5 Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,276
Goldman Sachs Group Inc.	6.450%	5/1/36	975	1,180
Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	4,770
5 Goldman Sachs Group Inc.	4.017%	10/31/38	1,730	1,832
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,895
Goldman Sachs Group Inc.	4.800%	7/8/44	1,575	1,864
Goldman Sachs Group Inc.	5.150%	5/22/45	1,575	1,734
Goldman Sachs Group Inc.	4.750%	10/21/45	225	269
HSBC Bank USA NA	7.000%	1/15/39	650	791
HSBC Holdings plc	3.400%	3/8/21	2,151	2,162
HSBC Holdings plc	5.100%	4/5/21	1,560	1,587
HSBC Holdings plc	2.950%	5/25/21	1,959	1,966
HSBC Holdings plc	2.650%	1/5/22	1,575	1,559
HSBC Holdings plc	4.875%	1/14/22	160	165
HSBC Holdings plc	4.000%	3/30/22	440	451
5 HSBC Holdings plc	3.262%	3/13/23	3,525	3,531
HSBC Holdings plc	3.600%	5/25/23	1,525	1,527
HSBC Holdings plc	4.250%	3/14/24	1,000	1,021
5 HSBC Holdings plc	3.950%	5/18/24	2,500	2,551
HSBC Holdings plc	4.300%	3/8/26	3,570	3,811
HSBC Holdings plc	3.900%	5/25/26	1,950	1,990
5 HSBC Holdings plc	4.292%	9/12/26	3,100	3,242
HSBC Holdings plc	4.375%	11/23/26	1,000	1,023
5 HSBC Holdings plc	4.041%	3/13/28	1,000	1,017
5 HSBC Holdings plc	4.583%	6/19/29	800	839
HSBC Holdings plc	7.625%	5/17/32	400	573
HSBC Holdings plc	7.350%	11/27/32	400	496

HSBC Holdings plc	6.500%	5/2/36	2,485	3,021
HSBC Holdings plc	6.500%	9/15/37	660	789
HSBC Holdings plc	6.800%	6/1/38	1,450	1,806
HSBC Holdings plc	6.100%	1/14/42	200	258
HSBC Holdings plc	5.250%	3/14/44	1,200	1,295
HSBC USA Inc.	3.500%	6/23/24	400	403
Huntington Bancshares Inc.	3.150%	3/14/21	650	653
Huntington Bancshares Inc.	2.300%	1/14/22	325	321
Huntington Bancshares Inc.	4.000%	5/15/25	400	419
Huntington Bancshares Inc.	2.550%	2/4/30	125	114
Huntington National Bank	3.250%	5/14/21	1,050	1,058
Huntington National Bank	3.125%	4/1/22	400	405
Huntington National Bank	2.500%	8/7/22	600	601
Huntington National Bank	1.800%	2/3/23	1,125	1,098
Huntington National Bank	3.550%	10/6/23	650	674
ING Groep NV	3.150%	3/29/22	700	705
ING Groep NV	4.100%	10/2/23	1,500	1,528
ING Groep NV	3.550%	4/9/24	400	402
ING Groep NV	3.950%	3/29/27	1,300	1,322
ING Groep NV	4.550%	10/2/28	1,000	1,063
ING Groep NV	4.050%	4/9/29	610	628
JPMorgan Chase & Co.	2.550%	3/1/21	800	803
JPMorgan Chase & Co.	4.625%	5/10/21	835	856
JPMorgan Chase & Co.	2.400%	6/7/21	975	979
JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,923
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,035
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,795
5 JPMorgan Chase & Co.	3.514%	6/18/22	800	812
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,498
JPMorgan Chase & Co.	2.972%	1/15/23	650	655
JPMorgan Chase & Co.	3.200%	1/25/23	4,375	4,536
5 JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,519
JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,037
5 JPMorgan Chase & Co.	3.559%	4/23/24	2,930	3,044
JPMorgan Chase & Co.	3.625%	5/13/24	872	921
5 JPMorgan Chase & Co.	3.797%	7/23/24	725	760
JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,332
5 JPMorgan Chase & Co.	4.023%	12/5/24	1,000	1,060
JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,444
5 JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,533
JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,333
5 JPMorgan Chase & Co.	2.301%	10/15/25	2,000	2,000
JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,675
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,169
JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,082
JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,788
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,035
5 JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,754
5 JPMorgan Chase & Co.	3.540%	5/1/28	775	817
5 JPMorgan Chase & Co.	3.509%	1/23/29	2,200	2,281
5 JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,832
5 JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,719
5 JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,002
5 JPMorgan Chase & Co.	4.493%	3/24/31	6,000	6,937
JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,289
5 JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,213
JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,880

JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,641
JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,326
JPMorgan Chase & Co.	4.950%	6/1/45	1,250	1,572
5 JPMorgan Chase & Co.	4.260%	2/22/48	1,275	1,541
5 JPMorgan Chase & Co.	3.964%	11/15/48	3,500	4,056
KeyBank NA	3.350%	6/15/21	325	331
KeyBank NA	2.500%	11/22/21	300	300
KeyBank NA	2.400%	6/9/22	1,000	1,001
KeyBank NA	2.300%	9/14/22	500	501
KeyBank NA	3.375%	3/7/23	500	514
KeyBank NA	3.300%	6/1/25	500	521
5 KeyBank NA	3.180%	10/15/27	250	245
KeyCorp	5.100%	3/24/21	1,310	1,335
KeyCorp	4.150%	10/29/25	850	891
KeyCorp	4.100%	4/30/28	1,400	1,448
KeyCorp	2.550%	10/1/29	600	541
Lloyds Bank plc	3.300%	5/7/21	800	800
Lloyds Banking Group plc	3.000%	1/11/22	1,000	984
5 Lloyds Banking Group plc	2.858%	3/17/23	975	962
Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,413
5 Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,176
Lloyds Banking Group plc	3.900%	3/12/24	800	810
Lloyds Banking Group plc	4.450%	5/8/25	500	536
Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,091
Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,018
Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,016
Lloyds Banking Group plc	4.375%	3/22/28	1,025	1,091
5 Lloyds Banking Group plc	3.574%	11/7/28	1,000	993
Lloyds Banking Group plc	4.344%	1/9/48	500	495
M&T Bank Corp.	3.550%	7/26/23	550	579
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,453
Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	249
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	852	853
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	615
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	966	962
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	764
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	812
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,575	2,571
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	998
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,200	1,222
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,550
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	202
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,235
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	799
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,111
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,920
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	701
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,394
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,004
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,789
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	527
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,363
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	835
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	213
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,002
Mizuho Financial Group Inc.	2.953%	2/28/22	500	507
Mizuho Financial Group Inc.	3.549%	3/5/23	425	429

5 Mizuho Financial Group Inc.	2.721%	7/16/23	1,625	1,621
5 Mizuho Financial Group Inc.	3.922%	9/11/24	300	320
5 Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,436
5 Mizuho Financial Group Inc.	2.555%	9/13/25	400	387
Mizuho Financial Group Inc.	3.663%	2/28/27	250	254
Mizuho Financial Group Inc.	4.018%	3/5/28	400	430
5 Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,149
5 Mizuho Financial Group Inc.	3.153%	7/16/30	2,200	2,140
Morgan Stanley	2.500%	4/21/21	1,950	1,955
Morgan Stanley	5.500%	7/28/21	2,025	2,106
Morgan Stanley	2.625%	11/17/21	200	200
Morgan Stanley	2.750%	5/19/22	2,547	2,576
Morgan Stanley	4.875%	11/1/22	1,575	1,658
Morgan Stanley	3.125%	1/23/23	2,000	2,045
Morgan Stanley	4.100%	5/22/23	2,025	2,091
Morgan Stanley	3.875%	4/29/24	2,700	2,841
Morgan Stanley	4.000%	7/23/25	2,330	2,493
Morgan Stanley	5.000%	11/24/25	1,100	1,199
Morgan Stanley	3.875%	1/27/26	1,800	1,926
Morgan Stanley	3.125%	7/27/26	3,150	3,256
Morgan Stanley	6.250%	8/9/26	975	1,166
Morgan Stanley	4.350%	9/8/26	2,780	2,979
Morgan Stanley	3.625%	1/20/27	2,135	2,255
Morgan Stanley	3.950%	4/23/27	745	774
5 Morgan Stanley	3.591%	7/22/28	3,040	3,185
5 Morgan Stanley	3.772%	1/24/29	2,850	3,004
5 Morgan Stanley	3.622%	4/1/31	7,000	7,281
Morgan Stanley	7.250%	4/1/32	705	966
5 Morgan Stanley	3.971%	7/22/38	600	646
Morgan Stanley	6.375%	7/24/42	2,400	3,474
Morgan Stanley	4.300%	1/27/45	2,850	3,466
Morgan Stanley	4.375%	1/22/47	750	917
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	274
MUFG Americas Holdings Corp.	3.000%	2/10/25	1,280	1,126
MUFG Union Bank NA	3.150%	4/1/22	3,000	3,003
MUFG Union Bank NA	2.100%	12/9/22	1,945	1,958
National Australia Bank Ltd.	1.875%	7/12/21	900	892
National Australia Bank Ltd.	3.375%	9/20/21	1,000	1,014
National Australia Bank Ltd.	3.700%	11/4/21	500	509
National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,005
National Australia Bank Ltd.	3.000%	1/20/23	755	782
National Australia Bank Ltd.	3.625%	6/20/23	250	256
National Australia Bank Ltd.	3.375%	1/14/26	150	159
National Australia Bank Ltd.	2.500%	7/12/26	950	952
National Bank of Canada	2.100%	2/1/23	830	824
Northern Trust Corp.	2.375%	8/2/22	745	774
Northern Trust Corp.	3.950%	10/30/25	600	621
Northern Trust Corp.	3.650%	8/3/28	325	384
Northern Trust Corp.	3.150%	5/3/29	500	519
5 Northern Trust Corp.	3.375%	5/8/32	275	301
People's United Bank NA	4.000%	7/15/24	275	292
People's United Financial Inc.	3.650%	12/6/22	413	428
PNC Bank NA	2.150%	4/29/21	525	534
PNC Bank NA	2.550%	12/9/21	2,400	2,472
PNC Bank NA	2.625%	2/17/22	1,200	1,241
PNC Bank NA	2.450%	7/28/22	400	392
5 PNC Bank NA	2.028%	12/9/22	590	587

PNC Bank NA	2.950%	1/30/23	1,100	1,098
PNC Bank NA	3.800%	7/25/23	700	762
PNC Bank NA	3.300%	10/30/24	887	921
PNC Bank NA	2.950%	2/23/25	1,089	1,036
PNC Bank NA	3.250%	6/1/25	825	859
PNC Bank NA	4.200%	11/1/25	825	956
PNC Bank NA	3.100%	10/25/27	250	257
PNC Bank NA	3.250%	1/22/28	600	620
PNC Bank NA	4.050%	7/26/28	1,000	1,110
PNC Bank NA	2.700%	10/22/29	300	301
PNC Financial Services Group Inc.	2.854%	11/9/22	400	403
PNC Financial Services Group Inc.	3.500%	1/23/24	200	207
PNC Financial Services Group Inc.	3.900%	4/29/24	500	517
PNC Financial Services Group Inc.	3.150%	5/19/27	700	730
PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,938
PNC Financial Services Group Inc.	2.550%	1/22/30	175	170
PNC Funding Corp.	3.300%	3/8/22	1,280	1,341
Regions Bank	6.450%	6/26/37	500	595
5 Regions Bank	3.374%	8/13/21	525	528
Regions Financial Corp.	2.750%	8/14/22	775	766
Regions Financial Corp.	3.800%	8/14/23	650	677
Regions Financial Corp.	7.375%	12/10/37	500	625
Royal Bank of Canada	3.200%	4/30/21	2,700	2,712
Royal Bank of Canada	2.750%	2/1/22	1,400	1,430
Royal Bank of Canada	2.800%	4/29/22	1,000	1,013
Royal Bank of Canada	1.950%	1/17/23	400	396
Royal Bank of Canada	3.700%	10/5/23	1,050	1,093
Royal Bank of Canada	2.550%	7/16/24	975	992
Royal Bank of Canada	2.250%	11/1/24	1,250	1,262
Royal Bank of Canada	4.650%	1/27/26	750	754
Royal Bank of Scotland Group plc	6.125%	12/15/22	600	619
5 Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,402
Royal Bank of Scotland Group plc	6.100%	6/10/23	900	921
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,488
Royal Bank of Scotland Group plc	6.000%	12/19/23	600	619
Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	1,890
5 Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,016
5 Royal Bank of Scotland Group plc	4.269%	3/22/25	2,100	2,083
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	237
5 Royal Bank of Scotland Group plc	4.892%	5/18/29	2,000	2,115
5 Royal Bank of Scotland Group plc	3.754%	11/1/29	200	184
5 Royal Bank of Scotland Group plc	5.076%	1/27/30	1,140	1,234
Santander Holdings USA Inc.	3.400%	1/18/23	850	798
Santander Holdings USA Inc.	4.500%	7/17/25	500	469
Santander Holdings USA Inc.	3.244%	10/5/26	3,850	3,080
Santander Holdings USA Inc.	4.400%	7/13/27	900	883
Santander UK Group Holdings plc	2.875%	8/5/21	825	814
Santander UK Group Holdings plc	3.571%	1/10/23	700	696
5 Santander UK Group Holdings plc	3.823%	11/3/28	500	525
Santander UK plc	3.400%	6/1/21	2,000	1,982
Santander UK plc	2.100%	1/13/23	1,810	1,753
Santander UK plc	4.000%	3/13/24	1,200	1,246
Santander UK plc	2.875%	6/18/24	250	250
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	996
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,000	996
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	506
State Street Corp.	4.375%	3/7/21	615	628

State Street Corp.	1.950%	5/19/21	400	398
5 State Street Corp.	2.653%	5/15/23	2,000	1,952
State Street Corp.	3.100%	5/15/23	550	564
5 State Street Corp.	3.776%	12/3/24	1,000	1,046
State Street Corp.	3.550%	8/18/25	635	667
5 State Street Corp.	2.354%	11/1/25	550	534
State Street Corp.	2.650%	5/19/26	500	498
5 State Street Corp.	4.141%	12/3/29	800	875
State Street Corp.	2.400%	1/24/30	625	613
5 State Street Corp.	3.031%	11/1/34	550	500
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	335
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	80
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	753
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	3,080
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	275	275
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	965
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,273
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,005
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	798
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,553
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,047
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,052
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,495
Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	500	493
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	805	797
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	800
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	642
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,031
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,600	1,672
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,613
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	685
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	265
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,000
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	600	537
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	384
SVB Financial Group	3.500%	1/29/25	319	332
Svenska Handelsbanken AB	2.450%	3/30/21	650	652
Svenska Handelsbanken AB	3.350%	5/24/21	2,000	2,024
Svenska Handelsbanken AB	1.875%	9/7/21	925	922
Synchrony Bank	3.650%	5/24/21	1,250	1,234
Synchrony Bank	3.000%	6/15/22	350	335
Synchrony Financial	3.750%	8/15/21	300	295
Synchrony Financial	2.850%	7/25/22	300	286
Synchrony Financial	4.375%	3/19/24	500	492
Synchrony Financial	4.250%	8/15/24	700	674
Synchrony Financial	3.700%	8/4/26	500	468
Synchrony Financial	3.950%	12/1/27	1,125	1,045
5 Synovus Bank	2.289%	2/10/23	250	246
Synovus Financial Corp.	3.125%	11/1/22	250	251
Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,987
Toronto-Dominion Bank	3.250%	6/11/21	500	509
Toronto-Dominion Bank	1.800%	7/13/21	650	651
Toronto-Dominion Bank	1.900%	12/1/22	900	899
5 Toronto-Dominion Bank	3.625%	9/15/31	500	497
Truist Bank	2.625%	1/15/22	1,000	1,010
Truist Bank	2.800%	5/17/22	2,000	2,025
5 Truist Bank	3.502%	8/2/22	425	427

Truist Bank	3.000%	2/2/23	450	459
Truist Bank	2.750%	5/1/23	250	252
Truist Bank	3.200%	4/1/24	3,000	3,098
5 Truist Bank	3.689%	8/2/24	725	733
Truist Bank	2.150%	12/6/24	1,300	1,282
Truist Bank	3.625%	9/16/25	2,600	2,582
Truist Bank	3.300%	5/15/26	725	747
Truist Bank	3.800%	10/30/26	400	399
Truist Financial Corp	2.900%	3/3/21	300	301
Truist Financial Corp.	3.200%	9/3/21	750	754
Truist Financial Corp.	2.700%	1/27/22	500	502
Truist Financial Corp.	2.750%	4/1/22	750	754
Truist Financial Corp.	3.050%	6/20/22	1,000	1,007
Truist Financial Corp.	3.750%	12/6/23	900	946
Truist Financial Corp.	2.500%	8/1/24	100	98
Truist Financial Corp.	2.850%	10/26/24	791	791
Truist Financial Corp.	3.700%	6/5/25	850	887
Truist Financial Corp.	3.875%	3/19/29	600	609
US Bancorp	4.125%	5/24/21	915	937
US Bancorp	2.625%	1/24/22	2,000	2,033
US Bancorp	3.000%	3/15/22	575	588
US Bancorp	2.950%	7/15/22	375	382
US Bancorp	3.700%	1/30/24	650	685
US Bancorp	3.375%	2/5/24	1,000	1,042
US Bancorp	2.400%	7/30/24	825	823
US Bancorp	3.950%	11/17/25	150	161
US Bancorp	3.100%	4/27/26	1,500	1,526
US Bancorp	2.375%	7/22/26	125	122
US Bancorp	3.150%	4/27/27	1,250	1,293
US Bancorp	3.900%	4/26/28	425	469
US Bancorp	3.000%	7/30/29	600	632
US Bank NA	2.850%	1/23/23	600	613
US Bank NA	3.400%	7/24/23	850	893
US Bank NA	2.800%	1/27/25	1,749	1,763
US Bank NA	3.450%	11/16/21	300	305
US Bank NA	1.800%	1/21/22	1,250	1,253
US Bank NA	2.650%	5/23/22	1,250	1,270
US Bank NA	1.950%	1/9/23	1,220	1,225
US Bank NA	2.050%	1/21/25	1,250	1,242
Wachovia Corp.	6.605%	10/1/25	1,000	1,163
Wachovia Corp.	7.500%	4/15/35	150	198
Wachovia Corp.	5.500%	8/1/35	325	410
Wachovia Corp.	6.550%	10/15/35	100	134
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,444
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,292
Wells Fargo & Co.	3.500%	3/8/22	600	610
Wells Fargo & Co.	2.625%	7/22/22	295	299
Wells Fargo & Co.	3.069%	1/24/23	4,875	4,954
Wells Fargo & Co.	3.450%	2/13/23	3,500	3,601
Wells Fargo & Co.	4.125%	8/15/23	1,675	1,720
Wells Fargo & Co.	3.750%	1/24/24	1,000	1,059
5 Wells Fargo & Co.	2.406%	10/30/25	2,400	2,367
Wells Fargo & Co.	3.000%	4/22/26	4,025	4,141
Wells Fargo & Co.	4.100%	6/3/26	1,925	2,017
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,326
Wells Fargo & Co.	4.300%	7/22/27	1,500	1,572
Wells Fargo & Co.	4.150%	1/24/29	200	218

5 Wells Fargo & Co.	2.879%	10/30/30	8,000	7,930
5 Wells Fargo & Co.	4.478%	4/4/31	2,000	2,260
Wells Fargo & Co.	5.375%	11/2/43	1,550	1,860
Wells Fargo & Co.	5.606%	1/15/44	1,900	2,260
Wells Fargo & Co.	4.650%	11/4/44	2,175	2,439
Wells Fargo & Co.	3.900%	5/1/45	650	732
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,482
Wells Fargo & Co.	4.400%	6/14/46	1,375	1,480
Wells Fargo & Co.	4.750%	12/7/46	2,175	2,509
5 Wells Fargo & Co.	5.013%	4/4/51	3,500	4,432
5 Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,050
Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,055
5 Wells Fargo Bank NA	2.897%	5/27/22	900	900
Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,618
Wells Fargo Bank NA	5.950%	8/26/36	550	701
Wells Fargo Bank NA	5.850%	2/1/37	425	570
Wells Fargo Bank NA	6.600%	1/15/38	605	835
5 Wells Fargo Capital X	5.950%	12/1/86	425	534
Westpac Banking Corp.	2.100%	5/13/21	1,200	1,194
Westpac Banking Corp.	2.000%	8/19/21	1,000	996
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,378
Westpac Banking Corp.	2.750%	1/11/23	800	807
Westpac Banking Corp.	2.000%	1/13/23	620	613
Westpac Banking Corp.	3.650%	5/15/23	400	414
Westpac Banking Corp.	3.300%	2/26/24	1,000	1,038
Westpac Banking Corp.	2.350%	2/19/25	800	807
Westpac Banking Corp.	2.850%	5/13/26	450	465
Westpac Banking Corp.	2.700%	8/19/26	650	670
Westpac Banking Corp.	3.350%	3/8/27	800	811
Westpac Banking Corp.	2.650%	1/16/30	620	615
5 Westpac Banking Corp.	2.894%	2/4/30	3,007	2,875
Westpac Banking Corp.	4.110%	7/24/34	1,750	1,689
Zions Bancorp NA	3.500%	8/27/21	950	983
Zions Bancorp NA	3.250%	10/29/29	250	212

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	380
Affiliated Managers Group Inc.	3.500%	8/1/25	725	767
Ameriprise Financial Inc.	3.000%	3/22/22	100	101
Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,659
Ameriprise Financial Inc.	3.700%	10/15/24	350	355
BGC Partners Inc.	5.125%	5/27/21	200	202
BGC Partners Inc.	3.750%	10/1/24	425	380
BlackRock Inc.	4.250%	5/24/21	475	487
BlackRock Inc.	3.500%	3/18/24	1,000	1,058
BlackRock Inc.	3.200%	3/15/27	600	626
BlackRock Inc.	3.250%	4/30/29	500	525
BlackRock Inc.	2.400%	4/30/30	1,000	997
Brookfield Asset Management Inc.	4.000%	1/15/25	658	663
Brookfield Finance Inc.	4.250%	6/2/26	150	155
Brookfield Finance Inc.	3.900%	1/25/28	500	516
Brookfield Finance Inc.	4.850%	3/29/29	600	600
Brookfield Finance Inc.	4.700%	9/20/47	750	719
Brookfield Finance LLC	4.000%	4/1/24	725	729
Brookfield Finance LLC	3.450%	4/15/50	500	400
Cboe Global Markets Inc.	3.650%	1/12/27	490	500
Charles Schwab Corp.	3.250%	5/21/21	525	526

Charles Schwab Corp.	3.225%	9/1/22	1,225	1,239
Charles Schwab Corp.	2.650%	1/25/23	400	407
Charles Schwab Corp.	3.550%	2/1/24	420	441
Charles Schwab Corp.	3.850%	5/21/25	100	108
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,160
Charles Schwab Corp.	3.200%	1/25/28	400	417
Charles Schwab Corp.	4.000%	2/1/29	440	465
Charles Schwab Corp.	3.250%	5/22/29	475	486
CME Group Inc.	3.000%	9/15/22	850	858
CME Group Inc.	3.000%	3/15/25	133	134
CME Group Inc.	5.300%	9/15/43	720	978
E*TRADE Financial Corp.	3.800%	8/24/27	325	322
E*TRADE Financial Corp.	4.500%	6/20/28	330	339
Eaton Vance Corp.	3.625%	6/15/23	275	281
Eaton Vance Corp.	3.500%	4/6/27	300	306
Franklin Resources Inc.	2.800%	9/15/22	500	505
Franklin Resources Inc.	2.850%	3/30/25	250	247
Intercontinental Exchange Inc.	4.000%	10/15/23	290	314
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,162
Intercontinental Exchange Inc.	3.100%	9/15/27	200	203
Intercontinental Exchange Inc.	3.750%	9/21/28	500	532
Invesco Finance plc	3.125%	11/30/22	500	500
Invesco Finance plc	4.000%	1/30/24	650	665
Invesco Finance plc	5.375%	11/30/43	900	1,132
Janus Capital Group Inc.	4.875%	8/1/25	250	256
Jefferies Financial Group Inc.	5.500%	10/18/23	475	480
Jefferies Group LLC	6.875%	4/15/21	520	521
Jefferies Group LLC	5.125%	1/20/23	500	509
Jefferies Group LLC	4.850%	1/15/27	1,100	1,089
Jefferies Group LLC	6.250%	1/15/36	320	278
Jefferies Group LLC	6.500%	1/20/43	350	305
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	1,100	960
Lazard Group LLC	3.750%	2/13/25	100	99
Lazard Group LLC	3.625%	3/1/27	1,350	1,302
Lazard Group LLC	4.500%	9/19/28	425	431
Legg Mason Inc.	4.750%	3/15/26	425	431
Legg Mason Inc.	5.625%	1/15/44	450	482
Nasdaq Inc.	4.250%	6/1/24	125	130
Nasdaq Inc.	3.850%	6/30/26	675	701
Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,517
Raymond James Financial Inc.	3.625%	9/15/26	375	373
Raymond James Financial Inc.	4.950%	7/15/46	875	960
Stifel Financial Corp.	3.500%	12/1/20	125	123
Stifel Financial Corp.	4.250%	7/18/24	400	391
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	850
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	467
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	709
TD Ameritrade Holding Corp.	2.750%	10/1/29	300	294

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	500	434
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	275	213
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	780	717

AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	745	670
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	12/16/21	125	112
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	675	588
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	1,150	959
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	475	404
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	650	506
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	1,000	780
Air Lease Corp.	3.875%	4/1/21	1,875	1,697
Air Lease Corp.	3.375%	6/1/21	25	23
Air Lease Corp.	3.750%	2/1/22	3,150	2,902
Air Lease Corp.	2.250%	1/15/23	200	169
Air Lease Corp.	2.750%	1/15/23	400	340
Air Lease Corp.	3.875%	7/3/23	425	383
Air Lease Corp.	4.250%	2/1/24	550	473
Air Lease Corp.	4.250%	9/15/24	475	422
Air Lease Corp.	2.300%	2/1/25	425	339
Air Lease Corp.	3.250%	3/1/25	600	471
Air Lease Corp.	3.625%	4/1/27	200	160
Air Lease Corp.	4.625%	10/1/28	300	258
Air Lease Corp.	3.250%	10/1/29	595	446
Air Lease Corp.	3.000%	2/1/30	425	327
Aircastle Ltd.	4.400%	9/25/23	550	530
Aircastle Ltd.	4.125%	5/1/24	1,625	1,434
Aircastle Ltd.	4.250%	6/15/26	500	429
Ares Capital Corp.	3.500%	2/10/23	600	557
Ares Capital Corp.	4.200%	6/10/24	825	767
Ares Capital Corp.	4.250%	3/1/25	480	417
Ares Capital Corp.	3.250%	7/15/25	500	432
FS KKR Capital Corp.	4.750%	5/15/22	100	92
FS KKR Capital Corp.	4.625%	7/15/24	100	77
FS KKR Capital Corp.	4.125%	2/1/25	500	461
GATX Corp.	3.250%	3/30/25	375	386
GATX Corp.	3.850%	3/30/27	250	259
GATX Corp.	3.500%	3/15/28	200	204
GATX Corp.	4.550%	11/7/28	600	661
GATX Corp.	4.700%	4/1/29	275	298
GATX Corp.	5.200%	3/15/44	150	173
GATX Corp.	4.500%	3/30/45	150	155
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	5,132	5,538
International Lease Finance Corp.	4.625%	4/15/21	325	308
International Lease Finance Corp.	8.625%	1/15/22	3,150	3,055
International Lease Finance Corp.	5.875%	8/15/22	615	553
Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	91
Owl Rock Capital Corp.	5.250%	4/15/24	100	99
Owl Rock Capital Corp.	4.000%	3/30/25	100	77
Owl Rock Capital Corp.	3.750%	7/22/25	800	685
Prospect Capital Corp.	5.875%	3/15/23	150	148
TPG Specialty Lending Inc.	3.875%	11/1/24	225	230

Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	98
AEGON Funding Co. LLC	5.750%	12/15/20	524	538
5 Aegon NV	5.500%	4/11/48	585	583
Aetna Inc.	2.750%	11/15/22	650	647
Aetna Inc.	2.800%	6/15/23	950	963
Aetna Inc.	3.500%	11/15/24	495	503
Aetna Inc.	6.625%	6/15/36	500	646
Aetna Inc.	6.750%	12/15/37	350	460
Aetna Inc.	4.500%	5/15/42	375	396
Aetna Inc.	4.125%	11/15/42	325	330
Aetna Inc.	3.875%	8/15/47	1,000	1,026
Aflac Inc.	3.625%	6/15/23	575	586
Aflac Inc.	3.625%	11/15/24	580	611
Aflac Inc.	3.250%	3/17/25	325	332
Aflac Inc.	2.875%	10/15/26	600	591
Aflac Inc.	3.600%	4/1/30	440	447
Aflac Inc.	4.000%	10/15/46	150	142
Aflac Inc.	4.750%	1/15/49	325	349
Alleghany Corp.	4.950%	6/27/22	425	460
Alleghany Corp.	4.900%	9/15/44	300	305
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	362
Allstate Corp.	3.150%	6/15/23	1,700	1,724
Allstate Corp.	3.280%	12/15/26	400	415
Allstate Corp.	5.550%	5/9/35	105	141
Allstate Corp.	4.500%	6/15/43	725	876
Allstate Corp.	3.850%	8/10/49	200	227
5 Allstate Corp.	5.750%	8/15/53	90	80
5 Allstate Corp.	6.500%	5/15/67	650	713
American Equity Investment Life Holding
Co.	5.000%	6/15/27	400	386
American Financial Group Inc.	3.500%	8/15/26	300	339
American Financial Group Inc.	4.500%	6/15/47	500	493
American Financial Group Inc.	5.250%	4/2/30	350	340
American International Group Inc.	3.300%	3/1/21	1,500	1,502
American International Group Inc.	4.875%	6/1/22	1,425	1,473
American International Group Inc.	4.125%	2/15/24	650	668
American International Group Inc.	3.750%	7/10/25	950	966
American International Group Inc.	3.900%	4/1/26	500	511
American International Group Inc.	4.200%	4/1/28	750	768
American International Group Inc.	4.250%	3/15/29	200	209
American International Group Inc.	3.875%	1/15/35	800	782
American International Group Inc.	4.700%	7/10/35	325	340
American International Group Inc.	6.250%	5/1/36	600	710
American International Group Inc.	4.500%	7/16/44	2,025	2,108
American International Group Inc.	4.800%	7/10/45	500	528
5 American International Group Inc.	5.750%	4/1/48	525	452
American International Group Inc.	4.375%	1/15/55	625	597
5 American International Group Inc.	8.175%	5/15/68	400	460
Anthem Inc.	3.700%	8/15/21	495	502
Anthem Inc.	3.125%	5/15/22	350	353
Anthem Inc.	2.950%	12/1/22	600	607
Anthem Inc.	3.300%	1/15/23	771	781
Anthem Inc.	3.500%	8/15/24	975	997
Anthem Inc.	2.375%	1/15/25	409	403
Anthem Inc.	3.650%	12/1/27	1,250	1,287
Anthem Inc.	4.101%	3/1/28	1,280	1,378

Anthem Inc.	2.875%	9/15/29	250	243
Anthem Inc.	5.850%	1/15/36	300	391
Anthem Inc.	6.375%	6/15/37	300	415
Anthem Inc.	4.625%	5/15/42	1,275	1,370
Anthem Inc.	4.650%	1/15/43	1,850	2,056
Anthem Inc.	5.100%	1/15/44	1,200	1,428
Anthem Inc.	4.650%	8/15/44	525	565
Anthem Inc.	4.375%	12/1/47	1,100	1,186
Anthem Inc.	4.550%	3/1/48	660	740
Anthem Inc.	4.850%	8/15/54	175	198
Aon Corp.	8.205%	1/1/27	150	158
Aon Corp.	4.500%	12/15/28	600	665
Aon Corp.	3.750%	5/2/29	380	401
Aon Corp.	6.250%	9/30/40	150	209
Aon plc	2.800%	3/15/21	350	345
Aon plc	4.000%	11/27/23	100	103
Aon plc	3.500%	6/14/24	675	706
Aon plc	3.875%	12/15/25	300	321
Aon plc	4.600%	6/14/44	625	730
Aon plc	4.750%	5/15/45	425	497
Arch Capital Finance LLC	4.011%	12/15/26	350	406
Arch Capital Finance LLC	5.031%	12/15/46	100	113
Arch Capital Group Ltd.	7.350%	5/1/34	500	705
Arch Capital Group US Inc.	5.144%	11/1/43	275	315
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,985	1,983
Assurant Inc.	4.000%	3/15/23	225	228
Assurant Inc.	4.200%	9/27/23	200	215
Assurant Inc.	4.900%	3/27/28	400	440
Assurant Inc.	6.750%	2/15/34	92	123
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	400	406
Athene Holding Ltd.	4.125%	1/12/28	835	763
Athene Holding Ltd.	6.150%	4/3/30	200	200
AXA SA	8.600%	12/15/30	830	1,104
AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,880
5 AXIS Specialty Finance LLC	4.900%	1/15/40	250	211
AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,635
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	827
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	178
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	708
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	645
Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	1,003
Berkshire Hathaway Inc.	3.000%	2/11/23	225	234
Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,743
Berkshire Hathaway Inc.	3.125%	3/15/26	1,975	2,110
Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,590
Brighthouse Financial Inc.	3.700%	6/22/27	1,111	956
Brighthouse Financial Inc.	4.700%	6/22/47	1,200	959
Brown & Brown Inc.	4.200%	9/15/24	400	419
Brown & Brown Inc.	4.500%	3/15/29	275	301
Chubb Corp.	6.000%	5/11/37	375	519
Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,095
Chubb INA Holdings Inc.	2.700%	3/13/23	350	356
Chubb INA Holdings Inc.	3.350%	5/15/24	275	287
Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,214
Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,328
Chubb INA Holdings Inc.	6.700%	5/15/36	180	262
Chubb INA Holdings Inc.	4.150%	3/13/43	225	263

Chubb INA Holdings Inc.	4.350%	11/3/45	800	964
Cigna Holding Co.	4.375%	12/15/20	150	151
Cincinnati Financial Corp.	6.920%	5/15/28	300	386
Cincinnati Financial Corp.	6.125%	11/1/34	275	386
CNA Financial Corp.	5.750%	8/15/21	175	180
CNA Financial Corp.	3.950%	5/15/24	1,100	1,122
CNA Financial Corp.	3.450%	8/15/27	400	370
CNA Financial Corp.	3.900%	5/1/29	800	794
Enstar Group Ltd.	4.500%	3/10/22	225	222
Enstar Group Ltd.	4.950%	6/1/29	400	378
Equitable Holdings Inc.	3.900%	4/20/23	400	399
Equitable Holdings Inc.	7.000%	4/1/28	600	778
Equitable Holdings Inc.	4.350%	4/20/28	3,960	3,788
Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,139
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	367
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	429
First American Financial Corp.	4.600%	11/15/24	340	380
Globe Life Inc.	3.800%	9/15/22	200	210
Globe Life Inc.	4.550%	9/15/28	385	389
Hanover Insurance Group Inc.	4.500%	4/15/26	490	504
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	763
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	527
Hartford Financial Services Group Inc.	3.600%	8/19/49	500	469
Humana Inc.	3.150%	12/1/22	400	396
Humana Inc.	2.900%	12/15/22	600	591
Humana Inc.	3.850%	10/1/24	861	871
Humana Inc.	3.950%	3/15/27	950	967
Humana Inc.	4.875%	4/1/30	400	429
Humana Inc.	4.625%	12/1/42	375	405
Humana Inc.	4.950%	10/1/44	400	453
Kemper Corp.	4.350%	2/15/25	167	169
Lincoln National Corp.	4.200%	3/15/22	440	467
Lincoln National Corp.	4.000%	9/1/23	225	229
Lincoln National Corp.	3.350%	3/9/25	312	310
Lincoln National Corp.	3.625%	12/12/26	250	252
Lincoln National Corp.	3.800%	3/1/28	850	817
Lincoln National Corp.	6.300%	10/9/37	1,025	1,216
Loews Corp.	2.625%	5/15/23	425	419
Loews Corp.	3.750%	4/1/26	695	699
Loews Corp.	6.000%	2/1/35	250	329
Loews Corp.	4.125%	5/15/43	275	289
Manulife Financial Corp.	4.150%	3/4/26	575	584
5 Manulife Financial Corp.	4.061%	2/24/32	760	761
Manulife Financial Corp.	5.375%	3/4/46	850	1,026
Markel Corp.	4.900%	7/1/22	525	549
Markel Corp.	3.500%	11/1/27	200	201
Markel Corp.	3.350%	9/17/29	250	246
Markel Corp.	5.000%	4/5/46	350	363
Markel Corp.	4.300%	11/1/47	200	188
Markel Corp.	5.000%	5/20/49	200	208
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	429
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	380
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	223
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	364
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,627
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	427
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	396

Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	633
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,299
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	116
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	224
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	850	1,085
Mercury General Corp.	4.400%	3/15/27	315	349
MetLife Inc.	3.048%	12/15/22	484	488
MetLife Inc.	4.368%	9/15/23	500	525
MetLife Inc.	3.600%	4/10/24	750	786
MetLife Inc.	3.000%	3/1/25	500	504
MetLife Inc.	6.500%	12/15/32	250	331
MetLife Inc.	6.375%	6/15/34	505	674
MetLife Inc.	5.700%	6/15/35	425	547
MetLife Inc.	5.875%	2/6/41	645	827
MetLife Inc.	4.125%	8/13/42	525	560
MetLife Inc.	4.875%	11/13/43	750	839
MetLife Inc.	4.721%	12/15/44	1,150	1,268
MetLife Inc.	4.600%	5/13/46	146	159
5 MetLife Inc.	6.400%	12/15/66	1,505	1,573
Old Republic International Corp.	4.875%	10/1/24	465	482
Old Republic International Corp.	3.875%	8/26/26	425	435
PartnerRe Finance B LLC	3.700%	7/2/29	390	406
Principal Financial Group Inc.	3.125%	5/15/23	200	200
Principal Financial Group Inc.	3.400%	5/15/25	300	297
Principal Financial Group Inc.	3.100%	11/15/26	300	290
Principal Financial Group Inc.	3.700%	5/15/29	500	516
Principal Financial Group Inc.	4.625%	9/15/42	500	535
Principal Financial Group Inc.	4.350%	5/15/43	240	245
Principal Financial Group Inc.	4.300%	11/15/46	235	260
Progressive Corp.	3.750%	8/23/21	445	450
Progressive Corp.	6.625%	3/1/29	150	200
Progressive Corp.	3.700%	1/26/45	250	273
Progressive Corp.	4.125%	4/15/47	385	455
Progressive Corp.	4.200%	3/15/48	465	561
Progressive Corp.	3.950%	3/26/50	1,000	1,154
Prudential Financial Inc.	3.500%	5/15/24	450	465
Prudential Financial Inc.	5.750%	7/15/33	345	428
Prudential Financial Inc.	5.700%	12/14/36	505	641
Prudential Financial Inc.	6.625%	12/1/37	300	405
Prudential Financial Inc.	6.625%	6/21/40	250	339
5 Prudential Financial Inc.	5.875%	9/15/42	675	641
5 Prudential Financial Inc.	5.625%	6/15/43	1,275	1,200
Prudential Financial Inc.	5.100%	8/15/43	225	272
Prudential Financial Inc.	4.600%	5/15/44	1,100	1,151
5 Prudential Financial Inc.	5.375%	5/15/45	650	572
Prudential Financial Inc.	3.905%	12/7/47	1,282	1,245
5 Prudential Financial Inc.	5.700%	9/15/48	1,150	1,012
Prudential Financial Inc.	3.935%	12/7/49	985	941
Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,233
Reinsurance Group of America Inc.	4.700%	9/15/23	250	267
Reinsurance Group of America Inc.	3.950%	9/15/26	100	104
Reinsurance Group of America Inc.	3.900%	5/15/29	300	312
RenaissanceRe Finance Inc.	3.450%	7/1/27	225	238
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	218
Selective Insurance Group Inc.	5.375%	3/1/49	240	310
Sompo International Holdings Ltd.	4.700%	10/15/22	350	355
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	322

Transatlantic Holdings Inc.	8.000%	11/30/39	625	855
Travelers Cos. Inc.	6.750%	6/20/36	475	684
Travelers Cos. Inc.	6.250%	6/15/37	230	321
Travelers Cos. Inc.	5.350%	11/1/40	130	171
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,241
Travelers Cos. Inc.	4.300%	8/25/45	250	300
Travelers Cos. Inc.	4.000%	5/30/47	550	640
Travelers Cos. Inc.	4.050%	3/7/48	250	294
Trinity Acquisition plc	4.400%	3/15/26	450	469
UnitedHealth Group Inc.	3.150%	6/15/21	300	304
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,615
UnitedHealth Group Inc.	2.875%	12/15/21	625	637
UnitedHealth Group Inc.	2.875%	3/15/22	525	534
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,368
UnitedHealth Group Inc.	2.375%	10/15/22	405	410
UnitedHealth Group Inc.	2.750%	2/15/23	400	410
UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,366
UnitedHealth Group Inc.	3.500%	6/15/23	500	523
UnitedHealth Group Inc.	2.375%	8/15/24	725	744
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,965
UnitedHealth Group Inc.	3.700%	12/15/25	200	217
UnitedHealth Group Inc.	3.100%	3/15/26	750	786
UnitedHealth Group Inc.	3.450%	1/15/27	600	639
UnitedHealth Group Inc.	3.850%	6/15/28	400	444
UnitedHealth Group Inc.	3.875%	12/15/28	500	555
UnitedHealth Group Inc.	2.875%	8/15/29	300	311
UnitedHealth Group Inc.	6.500%	6/15/37	200	277
UnitedHealth Group Inc.	6.625%	11/15/37	325	457
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,029
UnitedHealth Group Inc.	3.500%	8/15/39	1,010	1,092
UnitedHealth Group Inc.	5.950%	2/15/41	240	329
UnitedHealth Group Inc.	4.375%	3/15/42	325	378
UnitedHealth Group Inc.	3.950%	10/15/42	800	897
UnitedHealth Group Inc.	4.250%	3/15/43	75	86
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,629
UnitedHealth Group Inc.	4.200%	1/15/47	775	891
UnitedHealth Group Inc.	4.250%	4/15/47	950	1,096
UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,426
UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,376
Unum Group	4.000%	3/15/24	200	198
Unum Group	4.000%	6/15/29	210	197
Unum Group	5.750%	8/15/42	400	392
Unum Group	4.500%	12/15/49	350	271
Voya Financial Inc.	3.125%	7/15/24	650	642
Voya Financial Inc.	3.650%	6/15/26	750	753
Voya Financial Inc.	5.700%	7/15/43	350	410
Voya Financial Inc.	4.800%	6/15/46	125	134
Willis North America Inc.	3.600%	5/15/24	600	610
Willis North America Inc.	4.500%	9/15/28	500	552
Willis North America Inc.	2.950%	9/15/29	1,260	1,246
Willis North America Inc.	5.050%	9/15/48	200	241
Willis North America Inc.	3.875%	9/15/49	425	442
Willis Towers Watson plc	5.750%	3/15/21	265	266
WR Berkley Corp.	4.625%	3/15/22	225	239
WR Berkley Corp.	4.750%	8/1/44	290	293
XLIT Ltd.	4.450%	3/31/25	200	202
XLIT Ltd.	5.250%	12/15/43	100	118

XLIT Ltd.	5.500%	3/31/45	450	540

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	303
ORIX Corp.	3.250%	12/4/24	275	273
ORIX Corp.	3.700%	7/18/27	650	673

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	74
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	758
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	494
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	308
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	201
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	356
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	204
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	329	301
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	531
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	549
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	207
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	529
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	225	226
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	257
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	100	102
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	300	300
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	550	515
American Homes 4 Rent LP	4.900%	2/15/29	325	317
AvalonBay Communities Inc.	2.850%	3/15/23	200	202
AvalonBay Communities Inc.	4.200%	12/15/23	865	894
AvalonBay Communities Inc.	3.500%	11/15/24	250	252
AvalonBay Communities Inc.	3.450%	6/1/25	425	430
AvalonBay Communities Inc.	2.950%	5/11/26	250	246
AvalonBay Communities Inc.	2.900%	10/15/26	50	50
AvalonBay Communities Inc.	3.350%	5/15/27	300	299
AvalonBay Communities Inc.	3.200%	1/15/28	350	346
Boston Properties LP	4.125%	5/15/21	190	191
Boston Properties LP	3.850%	2/1/23	950	969
Boston Properties LP	3.125%	9/1/23	1,375	1,374
Boston Properties LP	3.800%	2/1/24	3,021	3,172
Boston Properties LP	3.200%	1/15/25	550	542
Boston Properties LP	2.750%	10/1/26	475	455
Brandywine Operating Partnership LP	3.950%	2/15/23	270	278
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,962
Brixmor Operating Partnership LP	3.875%	8/15/22	25	24
Brixmor Operating Partnership LP	3.650%	6/15/24	300	275
Brixmor Operating Partnership LP	3.850%	2/1/25	1,575	1,543
Brixmor Operating Partnership LP	4.125%	6/15/26	400	414
Brixmor Operating Partnership LP	3.900%	3/15/27	300	299
Brixmor Operating Partnership LP	4.125%	5/15/29	888	896
Camden Property Trust	4.100%	10/15/28	250	261
Camden Property Trust	3.150%	7/1/29	100	98
Camden Property Trust	3.350%	11/1/49	800	676

Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	107
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,122
Corporate Office Properties LP	3.700%	6/15/21	200	203
Corporate Office Properties LP	3.600%	5/15/23	600	587
CubeSmart LP	4.375%	12/15/23	500	537
CubeSmart LP	4.000%	11/15/25	160	168
CubeSmart LP	3.125%	9/1/26	425	418
CubeSmart LP	4.375%	2/15/29	150	156
CubeSmart LP	3.000%	2/15/30	300	280
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	505	495
Digital Realty Trust LP	3.950%	7/1/22	900	928
Digital Realty Trust LP	3.625%	10/1/22	1,555	1,599
Digital Realty Trust LP	3.700%	8/15/27	400	386
Digital Realty Trust LP	4.450%	7/15/28	500	515
Digital Realty Trust LP	3.600%	7/1/29	700	683
Duke Realty LP	3.625%	4/15/23	275	277
Duke Realty LP	3.750%	12/1/24	202	209
Duke Realty LP	3.250%	6/30/26	75	75
Duke Realty LP	3.375%	12/15/27	250	253
Duke Realty LP	4.000%	9/15/28	500	520
Duke Realty LP	2.875%	11/15/29	250	239
Duke Realty LP	3.050%	3/1/50	175	139
EPR Properties	5.250%	7/15/23	400	382
EPR Properties	4.500%	4/1/25	300	268
EPR Properties	4.750%	12/15/26	500	469
EPR Properties	4.950%	4/15/28	300	275
EPR Properties	3.750%	8/15/29	400	327
ERP Operating LP	4.625%	12/15/21	69	70
ERP Operating LP	3.000%	4/15/23	625	630
ERP Operating LP	3.375%	6/1/25	350	357
ERP Operating LP	2.850%	11/1/26	1,300	1,297
ERP Operating LP	3.500%	3/1/28	500	508
ERP Operating LP	4.150%	12/1/28	300	317
ERP Operating LP	3.000%	7/1/29	250	245
ERP Operating LP	2.500%	2/15/30	300	276
ERP Operating LP	4.500%	7/1/44	550	586
ERP Operating LP	4.500%	6/1/45	350	383
Essex Portfolio LP	5.200%	3/15/21	175	180
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.875%	5/1/24	275	285
Essex Portfolio LP	3.500%	4/1/25	200	215
Essex Portfolio LP	3.375%	4/15/26	300	305
Essex Portfolio LP	3.625%	5/1/27	350	355
Essex Portfolio LP	4.000%	3/1/29	280	287
Essex Portfolio LP	3.000%	1/15/30	405	420
Essex Portfolio LP	2.650%	3/15/32	455	402
Essex Portfolio LP	4.500%	3/15/48	1,000	1,012
Federal Realty Investment Trust	2.750%	6/1/23	325	332
Federal Realty Investment Trust	3.250%	7/15/27	225	224
Federal Realty Investment Trust	3.200%	6/15/29	75	74
Federal Realty Investment Trust	4.500%	12/1/44	425	463
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	288
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	96
Healthcare Trust of America Holdings LP	3.500%	8/1/26	625	595
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	380

Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	353
Healthpeak Properties Inc.	3.150%	8/1/22	250	241
Healthpeak Properties Inc.	4.250%	11/15/23	478	485
Healthpeak Properties Inc.	4.200%	3/1/24	1,700	1,723
Healthpeak Properties Inc.	3.400%	2/1/25	400	374
Healthpeak Properties Inc.	3.250%	7/15/26	150	150
Healthpeak Properties Inc.	3.500%	7/15/29	500	489
Healthpeak Properties Inc.	6.750%	2/1/41	175	221
Highwoods Realty LP	3.200%	6/15/21	425	430
Highwoods Realty LP	4.125%	3/15/28	850	858
Highwoods Realty LP	4.200%	4/15/29	250	252
Host Hotels & Resorts LP	3.750%	10/15/23	240	209
Host Hotels & Resorts LP	3.375%	12/15/29	400	318
Hudson Pacific Properties LP	3.950%	11/1/27	250	251
Hudson Pacific Properties LP	4.650%	4/1/29	200	209
Hudson Pacific Properties LP	3.250%	1/15/30	240	224
Kilroy Realty LP	3.800%	1/15/23	250	253
Kilroy Realty LP	3.450%	12/15/24	850	908
Kilroy Realty LP	4.750%	12/15/28	350	369
Kilroy Realty LP	3.050%	2/15/30	1,200	1,100
Kimco Realty Corp.	3.200%	5/1/21	500	497
Kimco Realty Corp.	3.125%	6/1/23	550	547
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,280
Kimco Realty Corp.	4.250%	4/1/45	425	372
Kimco Realty Corp.	4.450%	9/1/47	250	226
Kite Realty Group LP	4.000%	10/1/26	725	677
Life Storage LP	3.500%	7/1/26	475	458
Life Storage LP	3.875%	12/15/27	100	97
Life Storage LP	4.000%	6/15/29	125	127
Mid-America Apartments LP	4.300%	10/15/23	350	360
Mid-America Apartments LP	3.750%	6/15/24	325	332
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,005
Mid-America Apartments LP	2.750%	3/15/30	295	272
National Retail Properties Inc.	3.900%	6/15/24	275	285
National Retail Properties Inc.	4.000%	11/15/25	450	480
National Retail Properties Inc.	3.500%	10/15/27	550	546
National Retail Properties Inc.	4.300%	10/15/28	300	311
National Retail Properties Inc.	2.500%	4/15/30	325	290
National Retail Properties Inc.	4.800%	10/15/48	250	262
National Retail Properties Inc.	3.100%	4/15/50	500	379
Office Properties Income Trust	4.000%	7/15/22	275	259
Omega Healthcare Investors Inc.	4.375%	8/1/23	725	717
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	271
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	271
Omega Healthcare Investors Inc.	5.250%	1/15/26	525	520
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	288
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,745
Physicians Realty LP	4.300%	3/15/27	350	340
Physicians Realty LP	3.950%	1/15/28	300	277
Piedmont Operating Partnership LP	3.400%	6/1/23	300	302
Piedmont Operating Partnership LP	4.450%	3/15/24	275	292
Prologis LP	2.125%	4/15/27	900	886
Prologis LP	3.875%	9/15/28	300	315
Prologis LP	4.375%	2/1/29	50	54
Prologis LP	4.375%	9/15/48	300	309
Public Storage	2.370%	9/15/22	250	248
Public Storage	3.094%	9/15/27	300	287

Public Storage	3.385%	5/1/29	175	175
Realty Income Corp.	3.250%	10/15/22	1,300	1,299
Realty Income Corp.	3.875%	7/15/24	250	250
Realty Income Corp.	3.875%	4/15/25	200	203
Realty Income Corp.	4.125%	10/15/26	775	765
Realty Income Corp.	3.000%	1/15/27	525	501
Realty Income Corp.	3.650%	1/15/28	790	780
Realty Income Corp.	3.250%	6/15/29	575	543
Realty Income Corp.	4.650%	3/15/47	820	806
Regency Centers LP	3.600%	2/1/27	340	346
Regency Centers LP	4.125%	3/15/28	250	264
Regency Centers LP	2.950%	9/15/29	400	413
Regency Centers LP	4.400%	2/1/47	400	402
Sabra Health Care LP	5.125%	8/15/26	100	95
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	240	255
Select Income REIT	4.150%	2/1/22	225	215
Select Income REIT	4.250%	5/15/24	500	470
Select Income REIT	4.500%	2/1/25	250	246
Service Properties Trust	4.500%	6/15/23	394	295
Service Properties Trust	4.650%	3/15/24	200	131
Service Properties Trust	4.350%	10/1/24	929	681
Service Properties Trust	4.500%	3/15/25	125	93
Service Properties Trust	5.250%	2/15/26	225	160
Service Properties Trust	4.750%	10/1/26	315	263
Service Properties Trust	4.950%	2/15/27	325	276
Service Properties Trust	3.950%	1/15/28	500	385
Service Properties Trust	4.950%	10/1/29	850	698
Service Properties Trust	4.375%	2/15/30	325	223
Simon Property Group LP	2.350%	1/30/22	500	498
Simon Property Group LP	2.625%	6/15/22	450	443
Simon Property Group LP	2.750%	2/1/23	400	391
Simon Property Group LP	2.750%	6/1/23	3,400	3,350
Simon Property Group LP	3.750%	2/1/24	500	503
Simon Property Group LP	2.000%	9/13/24	595	571
Simon Property Group LP	3.500%	9/1/25	200	201
Simon Property Group LP	3.300%	1/15/26	195	195
Simon Property Group LP	3.250%	11/30/26	300	290
Simon Property Group LP	3.375%	6/15/27	820	797
Simon Property Group LP	3.375%	12/1/27	1,000	967
Simon Property Group LP	2.450%	9/13/29	595	538
Simon Property Group LP	6.750%	2/1/40	500	628
Simon Property Group LP	4.750%	3/15/42	350	352
Simon Property Group LP	4.250%	11/30/46	425	400
Simon Property Group LP	3.250%	9/13/49	500	402
SITE Centers Corp .	3.625%	2/1/25	463	472
SITE Centers Corp.	4.250%	2/1/26	250	255
SITE Centers Corp.	4.700%	6/1/27	1,000	1,064
SL Green Operating Partnership LP	3.250%	10/15/22	350	350
Spirit Realty LP	3.200%	1/15/27	315	278
Spirit Realty LP	4.000%	7/15/29	245	230
Spirit Realty LP	3.400%	1/15/30	315	268
STORE Capital Corp.	4.500%	3/15/28	275	267
STORE Capital Corp.	4.625%	3/15/29	300	314
Tanger Properties LP	3.750%	12/1/24	200	203
Tanger Properties LP	3.125%	9/1/26	375	365
Tanger Properties LP	3.875%	7/15/27	250	242
UDR Inc.	3.750%	7/1/24	236	262

UDR Inc.	2.950%	9/1/26	600	559
UDR Inc.	3.500%	7/1/27	150	149
UDR Inc.	3.500%	1/15/28	50	49
UDR Inc.	3.200%	1/15/30	240	232
UDR Inc.	3.100%	11/1/34	265	240
Ventas Realty LP	3.100%	1/15/23	1,243	1,220
Ventas Realty LP	3.125%	6/15/23	1,240	1,214
Ventas Realty LP	3.500%	4/15/24	325	314
Ventas Realty LP	3.750%	5/1/24	200	199
Ventas Realty LP	2.650%	1/15/25	456	456
Ventas Realty LP	3.500%	2/1/25	59	58
Ventas Realty LP	3.850%	4/1/27	275	272
Ventas Realty LP	3.000%	1/15/30	325	289
Ventas Realty LP	4.750%	11/15/30	100	100
Ventas Realty LP	5.700%	9/30/43	325	343
Ventas Realty LP	4.375%	2/1/45	250	220
Ventas Realty LP	4.875%	4/15/49	250	240
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	498
VEREIT Operating Partnership LP	4.600%	2/6/24	375	368
VEREIT Operating Partnership LP	4.625%	11/1/25	400	391
VEREIT Operating Partnership LP	4.875%	6/1/26	350	341
VEREIT Operating Partnership LP	3.950%	8/15/27	475	451
VEREIT Operating Partnership LP	3.100%	12/15/29	500	428
Vornado Realty LP	3.500%	1/15/25	425	406
Washington REIT	3.950%	10/15/22	100	101
Weingarten Realty Investors	3.375%	10/15/22	200	206
Weingarten Realty Investors	3.500%	4/15/23	200	207
Weingarten Realty Investors	4.450%	1/15/24	75	80
Welltower Inc.	3.750%	3/15/23	1,985	1,942
Welltower Inc.	4.500%	1/15/24	125	126
Welltower Inc.	3.625%	3/15/24	225	226
Welltower Inc.	4.000%	6/1/25	1,125	1,138
Welltower Inc.	4.250%	4/1/26	450	465
Welltower Inc.	2.700%	2/15/27	400	377
Welltower Inc.	4.250%	4/15/28	250	247
Welltower Inc.	4.125%	3/15/29	500	510
Welltower Inc.	6.500%	3/15/41	200	249
Welltower Inc.	4.950%	9/1/48	400	412
WP Carey Inc.	4.600%	4/1/24	550	545
WP Carey Inc.	4.000%	2/1/25	200	202
WP Carey Inc.	4.250%	10/1/26	300	313
WP Carey Inc.	3.850%	7/15/29	200	193
				1,253,734
Industrial (6.0%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	190	192
Air Products & Chemicals Inc.	2.750%	2/3/23	200	203
Air Products & Chemicals Inc.	3.350%	7/31/24	1,200	1,239
Airgas Inc.	3.650%	7/15/24	494	522
Albemarle Corp.	4.150%	12/1/24	532	548
Albemarle Corp.	5.450%	12/1/44	325	344
8 Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	175	166
ArcelorMittal	3.600%	7/16/24	500	449
ArcelorMittal	6.125%	6/1/25	425	416
ArcelorMittal	4.550%	3/11/26	2,500	2,253
ArcelorMittal	4.250%	7/16/29	200	169
ArcelorMittal	6.750%	3/1/41	400	392

Barrick Gold Corp.	6.450%	10/15/35	375	409
Barrick Gold Corp.	5.250%	4/1/42	500	587
Barrick North America Finance LLC	5.700%	5/30/41	670	778
Barrick North America Finance LLC	5.750%	5/1/43	50	65
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	475	571
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	777
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	502
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	650	740
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,925	2,489
Braskem Finance Ltd.	6.450%	2/3/24	238	227
Cabot Corp.	3.700%	7/15/22	50	51
Cabot Corp.	4.000%	7/1/29	240	253
Celanese US Holdings LLC	3.500%	5/8/24	400	385
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	256
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	677
Dow Chemical Co.	3.150%	5/15/24	400	405
Dow Chemical Co.	3.500%	10/1/24	631	638
Dow Chemical Co.	4.550%	11/30/25	250	263
Dow Chemical Co.	3.625%	5/15/26	600	620
Dow Chemical Co.	7.375%	11/1/29	100	127
Dow Chemical Co.	4.250%	10/1/34	350	329
Dow Chemical Co.	9.400%	5/15/39	960	1,447
Dow Chemical Co.	5.250%	11/15/41	375	390
Dow Chemical Co.	4.375%	11/15/42	1,300	1,298
Dow Chemical Co.	4.625%	10/1/44	300	286
Dow Chemical Co.	5.550%	11/30/48	700	785
DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,155
DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,630
DuPont de Nemours Inc.	4.725%	11/15/28	1,725	1,883
DuPont de Nemours Inc.	5.319%	11/15/38	1,025	1,137
DuPont de Nemours Inc.	5.419%	11/15/48	1,000	1,143
Eastman Chemical Co.	3.600%	8/15/22	317	321
Eastman Chemical Co.	3.800%	3/15/25	996	1,008
Eastman Chemical Co.	4.800%	9/1/42	400	417
Eastman Chemical Co.	4.650%	10/15/44	850	917
Ecolab Inc.	4.350%	12/8/21	378	389
Ecolab Inc.	2.375%	8/10/22	400	400
Ecolab Inc.	3.250%	1/14/23	393	394
Ecolab Inc.	2.700%	11/1/26	600	611
Ecolab Inc.	3.250%	12/1/27	400	386
Ecolab Inc.	4.800%	3/24/30	500	569
Ecolab Inc.	5.500%	12/8/41	85	100
Ecolab Inc.	3.950%	12/1/47	693	722
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,125	1,081
Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	231
Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	144
FMC Corp.	3.950%	2/1/22	150	154
FMC Corp.	4.100%	2/1/24	750	794
FMC Corp.	3.200%	10/1/26	300	303
FMC Corp.	3.450%	10/1/29	200	202
FMC Corp.	4.500%	10/1/49	300	299
Georgia-Pacific LLC	8.875%	5/15/31	700	1,061
Huntsman International LLC	4.500%	5/1/29	250	214
International Flavors & Fragrances Inc.	3.200%	5/1/23	100	102
International Flavors & Fragrances Inc.	4.450%	9/26/28	215	242
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	510
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	510

International Paper Co.	7.500%	8/15/21	617	655
International Paper Co.	3.650%	6/15/24	400	411
International Paper Co.	3.800%	1/15/26	350	373
International Paper Co.	3.000%	2/15/27	400	397
International Paper Co.	5.000%	9/15/35	150	175
International Paper Co.	7.300%	11/15/39	805	1,067
International Paper Co.	6.000%	11/15/41	300	361
International Paper Co.	4.800%	6/15/44	500	514
International Paper Co.	5.150%	5/15/46	525	563
International Paper Co.	4.400%	8/15/47	800	800
International Paper Co.	4.350%	8/15/48	300	308
Kinross Gold Corp.	5.125%	9/1/21	200	203
Kinross Gold Corp.	5.950%	3/15/24	400	388
Kinross Gold Corp.	4.500%	7/15/27	100	93
LYB International Finance BV	4.000%	7/15/23	500	490
LYB International Finance BV	5.250%	7/15/43	500	520
LYB International Finance BV	4.875%	3/15/44	1,035	1,116
LYB International Finance II BV	3.500%	3/2/27	450	440
LYB International Finance III LLC	4.200%	10/15/49	485	474
LyondellBasell Industries NV	6.000%	11/15/21	775	790
LyondellBasell Industries NV	4.625%	2/26/55	910	862
Mosaic Co.	3.750%	11/15/21	865	849
Mosaic Co.	3.250%	11/15/22	650	622
Mosaic Co.	4.250%	11/15/23	3,600	3,400
Mosaic Co.	4.050%	11/15/27	400	346
Mosaic Co.	5.450%	11/15/33	100	94
Mosaic Co.	5.625%	11/15/43	425	383
Newmont Corp.	3.625%	6/9/21	450	445
Newmont Corp.	3.700%	3/15/23	371	373
Newmont Corp.	2.800%	10/1/29	550	521
Newmont Corp.	2.250%	10/1/30	300	278
Newmont Corp.	5.875%	4/1/35	325	400
Newmont Corp.	6.250%	10/1/39	500	640
Newmont Corp.	4.875%	3/15/42	950	1,117
Nucor Corp.	4.125%	9/15/22	200	206
Nucor Corp.	4.000%	8/1/23	325	343
Nucor Corp.	6.400%	12/1/37	525	693
Nucor Corp.	5.200%	8/1/43	375	445
Nucor Corp.	4.400%	5/1/48	500	553
Nutrien Ltd.	3.150%	10/1/22	410	420
Nutrien Ltd.	3.500%	6/1/23	275	300
Nutrien Ltd.	3.375%	3/15/25	550	559
Nutrien Ltd.	3.000%	4/1/25	250	245
Nutrien Ltd.	4.000%	12/15/26	300	362
Nutrien Ltd.	4.200%	4/1/29	275	291
Nutrien Ltd.	4.125%	3/15/35	1,250	1,507
Nutrien Ltd.	5.875%	12/1/36	300	343
Nutrien Ltd.	5.625%	12/1/40	385	430
Nutrien Ltd.	4.900%	6/1/43	125	135
Nutrien Ltd.	5.250%	1/15/45	300	329
Nutrien Ltd.	5.000%	4/1/49	450	518
Packaging Corp. of America	4.500%	11/1/23	640	697
Packaging Corp. of America	3.650%	9/15/24	500	525
Packaging Corp. of America	3.400%	12/15/27	400	402
Packaging Corp. of America	3.000%	12/15/29	300	303
Packaging Corp. of America	4.050%	12/15/49	200	199
PPG Industries Inc.	2.400%	8/15/24	300	296

Praxair Inc.	4.050%	3/15/21	825	833
Praxair Inc.	3.000%	9/1/21	325	331
Praxair Inc.	2.450%	2/15/22	3,275	3,287
Praxair Inc.	2.650%	2/5/25	500	508
Praxair Inc.	3.550%	11/7/42	300	284
Rayonier Inc.	3.750%	4/1/22	125	128
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	355
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	427
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	569
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,778
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	295
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	717
Rio Tinto Finance USA plc	4.750%	3/22/42	600	742
Rohm & Haas Co.	7.850%	7/15/29	300	375
RPM International Inc.	3.450%	11/15/22	250	254
RPM International Inc.	3.750%	3/15/27	150	152
RPM International Inc.	4.550%	3/1/29	275	292
RPM International Inc.	5.250%	6/1/45	50	51
RPM International Inc.	4.250%	1/15/48	450	417
Sasol Financing International Ltd.	4.500%	11/14/22	495	241
SASOL Financing USA LLC	5.875%	3/27/24	650	273
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	75	75
Sherwin-Williams Co.	3.125%	6/1/24	925	922
Sherwin-Williams Co.	3.450%	8/1/25	900	936
Sherwin-Williams Co.	3.950%	1/15/26	600	641
Sherwin-Williams Co.	3.450%	6/1/27	300	291
Sherwin-Williams Co.	2.950%	8/15/29	300	295
Sherwin-Williams Co.	4.000%	12/15/42	200	204
Sherwin-Williams Co.	4.550%	8/1/45	270	283
Sherwin-Williams Co.	4.500%	6/1/47	1,550	1,766
Sherwin-Williams Co.	3.800%	8/15/49	500	473
Southern Copper Corp.	3.500%	11/8/22	600	584
Southern Copper Corp.	3.875%	4/23/25	650	650
Southern Copper Corp.	7.500%	7/27/35	425	471
Southern Copper Corp.	6.750%	4/16/40	450	525
Southern Copper Corp.	5.875%	4/23/45	1,905	2,012
Steel Dynamics Inc.	2.800%	12/15/24	175	163
Steel Dynamics Inc.	4.125%	9/15/25	275	259
Steel Dynamics Inc.	3.450%	4/15/30	525	475
Suzano Austria GmbH	6.000%	1/15/29	1,050	979
Suzano Austria GmbH	5.000%	1/15/30	1,200	1,051
Teck Resources Ltd.	6.125%	10/1/35	1,025	939
Teck Resources Ltd.	6.000%	8/15/40	150	129
Teck Resources Ltd.	6.250%	7/15/41	500	424
Vale Overseas Ltd.	6.250%	8/10/26	700	765
Vale Overseas Ltd.	8.250%	1/17/34	375	446
Vale Overseas Ltd.	6.875%	11/21/36	1,230	1,348
Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,154
Vale SA	5.625%	9/11/42	923	900
Westlake Chemical Corp.	5.000%	8/15/46	825	714
Westlake Chemical Corp.	4.375%	11/15/47	360	285
Westrock MWV LLC	8.200%	1/15/30	475	612
WestRock MWV LLC	7.950%	2/15/31	975	1,255
WestRock RKT Co.	4.900%	3/1/22	250	254
Weyerhaeuser Co.	4.700%	3/15/21	275	275
Weyerhaeuser Co.	8.500%	1/15/25	150	185

Weyerhaeuser Co.	4.000%	11/15/29	750	761
Weyerhaeuser Co.	7.375%	3/15/32	625	772
Weyerhaeuser Co.	6.875%	12/15/33	125	141
WRKCo Inc.	3.000%	9/15/24	525	526
WRKCo Inc.	4.650%	3/15/26	600	641
WRKCo Inc.	3.375%	9/15/27	425	423
WRKCo Inc.	3.900%	6/1/28	200	206
WRKCo Inc.	4.900%	3/15/29	525	575
WRKCO Inc.	4.200%	6/1/32	400	416

Capital Goods (0.6%)
3M Co.	1.625%	9/19/21	450	450
3M Co.	2.750%	3/1/22	375	380
3M Co.	1.750%	2/14/23	500	497
3M Co.	2.250%	3/15/23	1,325	1,335
3M Co.	3.250%	2/14/24	400	422
3M Co.	2.000%	2/14/25	600	608
3M Co.	2.875%	10/15/27	525	543
3M Co.	3.375%	3/1/29	650	694
3M Co.	2.375%	8/26/29	675	678
3M Co.	3.125%	9/19/46	625	618
3M Co.	3.625%	10/15/47	450	483
3M Co.	4.000%	9/14/48	182	207
3M Co.	3.250%	8/26/49	375	388
ABB Finance USA Inc.	2.875%	5/8/22	1,000	1,005
ABB Finance USA Inc.	3.375%	4/3/23	250	266
ABB Finance USA Inc.	3.800%	4/3/28	600	642
ABB Finance USA Inc.	4.375%	5/8/42	625	683
Allegion plc	3.500%	10/1/29	325	315
Allegion US Holding Co. Inc.	3.200%	10/1/24	128	119
Allegion US Holding Co. Inc.	3.550%	10/1/27	325	320
Avery Dennison Corp.	4.875%	12/6/28	300	338
Avery Dennison Corp.	2.650%	4/30/30	225	210
8 Bemis Co. Inc.	3.100%	9/15/26	300	307
Boeing Co.	2.300%	8/1/21	200	193
Boeing Co.	2.125%	3/1/22	800	754
Boeing Co.	2.700%	5/1/22	425	403
Boeing Co.	2.800%	3/1/23	250	230
Boeing Co.	1.875%	6/15/23	100	92
Boeing Co.	2.800%	3/1/24	450	425
Boeing Co.	2.850%	10/30/24	450	419
Boeing Co.	3.100%	5/1/26	400	368
Boeing Co.	2.250%	6/15/26	250	221
Boeing Co.	2.700%	2/1/27	715	658
Boeing Co.	2.800%	3/1/27	200	184
Boeing Co.	3.250%	3/1/28	275	260
Boeing Co.	3.450%	11/1/28	200	188
Boeing Co.	3.200%	3/1/29	900	845
Boeing Co.	2.950%	2/1/30	500	464
Boeing Co.	6.125%	2/15/33	325	354
Boeing Co.	3.600%	5/1/34	675	605
Boeing Co.	3.250%	2/1/35	600	520
Boeing Co.	6.625%	2/15/38	100	100
Boeing Co.	3.500%	3/1/39	200	175
Boeing Co.	6.875%	3/15/39	210	217
Boeing Co.	5.875%	2/15/40	545	515
Boeing Co.	3.375%	6/15/46	450	382

Boeing Co.	3.650%	3/1/47	300	268
Boeing Co.	3.850%	11/1/48	200	181
Boeing Co.	3.900%	5/1/49	650	588
Boeing Co.	3.825%	3/1/59	225	198
Boeing Co.	3.950%	8/1/59	360	326
Carlisle Cos. Inc.	3.750%	11/15/22	175	179
Carlisle Cos. Inc.	3.500%	12/1/24	150	156
Carlisle Cos. Inc.	3.750%	12/1/27	650	680
8 Carrier Global Corp.	1.923%	2/15/23	425	414
8 Carrier Global Corp.	2.242%	2/15/25	1,600	1,543
8 Carrier Global Corp.	2.493%	2/15/27	725	683
8 Carrier Global Corp.	2.722%	2/15/30	1,700	1,545
8 Carrier Global Corp.	3.377%	4/5/40	900	814
8 Carrier Global Corp.	3.577%	4/5/50	1,600	1,383
Caterpillar Financial Services Corp.	2.650%	5/17/21	380	381
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	791
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	199
Caterpillar Financial Services Corp.	3.150%	9/7/21	900	916
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	858
Caterpillar Financial Services Corp.	2.950%	2/26/22	825	839
Caterpillar Financial Services Corp.	2.400%	6/6/22	200	200
Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,294
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,002
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,436
Caterpillar Financial Services Corp.	3.650%	12/7/23	400	422
Caterpillar Financial Services Corp.	2.850%	5/17/24	325	327
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	746
Caterpillar Financial Services Corp.	3.250%	12/1/24	1,270	1,282
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	192
Caterpillar Inc.	3.900%	5/27/21	720	737
Caterpillar Inc.	2.600%	6/26/22	125	126
Caterpillar Inc.	3.400%	5/15/24	450	468
Caterpillar Inc.	6.050%	8/15/36	720	968
Caterpillar Inc.	5.200%	5/27/41	475	605
Caterpillar Inc.	3.803%	8/15/42	804	899
Caterpillar Inc.	4.300%	5/15/44	375	418
Caterpillar Inc.	3.250%	9/19/49	925	929
CNH Industrial Capital LLC	4.375%	4/5/22	150	145
CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,316
Crane Co.	4.450%	12/15/23	400	433
Crane Co.	4.200%	3/15/48	500	471
CRH America Inc.	5.750%	1/15/21	985	1,019
Deere & Co.	2.600%	6/8/22	700	710
Deere & Co.	5.375%	10/16/29	455	548
Deere & Co.	7.125%	3/3/31	400	538
Deere & Co.	3.900%	6/9/42	1,000	1,089
Dover Corp.	2.950%	11/4/29	575	583
Dover Corp.	6.600%	3/15/38	350	466
Dover Corp.	5.375%	3/1/41	280	341
Eaton Corp.	2.750%	11/2/22	1,075	1,084
Eaton Corp.	3.103%	9/15/27	665	670
Eaton Corp.	4.000%	11/2/32	565	589
Eaton Corp.	4.150%	11/2/42	75	83
Eaton Corp.	3.915%	9/15/47	550	576
Embraer Netherlands Finance BV	5.050%	6/15/25	650	537
Embraer Netherlands Finance BV	5.400%	2/1/27	500	426
8 Embraer Overseas Ltd.	5.696%	9/16/23	350	299

Embraer SA	5.150%	6/15/22	900	783
Emerson Electric Co.	2.625%	12/1/21	450	445
Emerson Electric Co.	2.625%	2/15/23	300	294
Emerson Electric Co.	3.150%	6/1/25	450	448
Emerson Electric Co.	5.250%	11/15/39	135	161
Flowserve Corp.	3.500%	9/15/22	225	224
Flowserve Corp.	4.000%	11/15/23	375	388
Fortive Corp.	2.350%	6/15/21	700	686
Fortive Corp.	3.150%	6/15/26	585	596
Fortive Corp.	4.300%	6/15/46	425	434
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	619
Fortune Brands Home & Security Inc.	4.000%	6/15/25	400	412
General Dynamics Corp.	3.000%	5/11/21	1,400	1,415
General Dynamics Corp.	3.875%	7/15/21	250	255
General Dynamics Corp.	2.250%	11/15/22	900	906
General Dynamics Corp.	3.375%	5/15/23	600	627
General Dynamics Corp.	1.875%	8/15/23	500	498
General Dynamics Corp.	3.500%	5/15/25	1,500	1,598
General Dynamics Corp.	2.125%	8/15/26	250	248
General Dynamics Corp.	2.625%	11/15/27	500	507
General Dynamics Corp.	3.750%	5/15/28	705	753
General Dynamics Corp.	3.600%	11/15/42	625	655
General Electric Co.	4.650%	10/17/21	1,304	1,340
General Electric Co.	3.150%	9/7/22	318	319
General Electric Co.	2.700%	10/9/22	1,100	1,081
General Electric Co.	3.100%	1/9/23	4,149	4,118
General Electric Co.	3.375%	3/11/24	500	499
General Electric Co.	3.450%	5/15/24	425	425
General Electric Co.	6.750%	3/15/32	1,185	1,412
General Electric Co.	6.150%	8/7/37	673	793
General Electric Co.	5.875%	1/14/38	2,512	2,952
General Electric Co.	6.875%	1/10/39	1,555	2,000
General Electric Co.	4.125%	10/9/42	552	538
Honeywell International Inc.	4.250%	3/1/21	805	820
Honeywell International Inc.	1.850%	11/1/21	410	411
Honeywell International Inc.	2.150%	8/8/22	500	504
Honeywell International Inc.	3.350%	12/1/23	1,175	1,184
Honeywell International Inc.	2.300%	8/15/24	800	805
Honeywell International Inc.	2.500%	11/1/26	50	51
Honeywell International Inc.	2.700%	8/15/29	350	355
Honeywell International Inc.	5.700%	3/15/36	300	384
Honeywell International Inc.	5.700%	3/15/37	305	383
Honeywell International Inc.	5.375%	3/1/41	855	1,068
Hubbell Inc.	3.350%	3/1/26	300	304
Hubbell Inc.	3.150%	8/15/27	275	282
Hubbell Inc.	3.500%	2/15/28	400	408
8 Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	257
Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	394
8 Huntington Ingalls Industries Inc.	4.200%	5/1/30	375	390
Illinois Tool Works Inc.	3.375%	9/15/21	90	92
Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,168
Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,113
Illinois Tool Works Inc.	3.900%	9/1/42	800	883
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	900	934
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,392
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	340
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	986

Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	159
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	275	287
John Deere Capital Corp.	3.900%	7/12/21	125	127
John Deere Capital Corp.	3.125%	9/10/21	500	503
John Deere Capital Corp.	3.150%	10/15/21	305	305
John Deere Capital Corp.	2.650%	1/6/22	450	450
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	1.950%	6/13/22	850	838
John Deere Capital Corp.	2.150%	9/8/22	550	542
John Deere Capital Corp.	2.700%	1/6/23	425	418
John Deere Capital Corp.	2.800%	1/27/23	275	271
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,537
John Deere Capital Corp.	3.450%	6/7/23	200	201
John Deere Capital Corp.	3.650%	10/12/23	200	211
John Deere Capital Corp.	2.600%	3/7/24	300	311
John Deere Capital Corp.	3.350%	6/12/24	700	713
John Deere Capital Corp.	2.050%	1/9/25	500	497
John Deere Capital Corp.	3.450%	3/13/25	1,225	1,229
John Deere Capital Corp.	3.400%	9/11/25	325	339
John Deere Capital Corp.	2.650%	6/10/26	300	288
John Deere Capital Corp.	2.250%	9/14/26	1,250	1,278
John Deere Capital Corp.	2.800%	9/8/27	250	255
John Deere Capital Corp.	3.050%	1/6/28	600	624
John Deere Capital Corp.	3.450%	3/7/29	300	323
John Deere Capital Corp.	2.800%	7/18/29	490	505
Johnson Controls International plc	3.625%	7/2/24	442	463
Johnson Controls International plc	3.900%	2/14/26	219	234
Johnson Controls International plc	6.000%	1/15/36	210	261
Johnson Controls International plc	4.625%	7/2/44	800	817
Johnson Controls International plc	5.125%	9/14/45	80	85
Johnson Controls International plc	4.500%	2/15/47	700	727
Johnson Controls International plc	4.950%	7/2/64	286	294
Kennametal Inc.	3.875%	2/15/22	125	126
Kennametal Inc.	4.625%	6/15/28	1,000	1,069
8 L3Harris Technologies Inc.	3.850%	6/15/23	775	805
8 L3Harris Technologies Inc.	3.950%	5/28/24	270	286
L3Harris Technologies Inc.	3.832%	4/27/25	550	572
8 L3Harris Technologies Inc.	3.850%	12/15/26	200	206
8 L3Harris Technologies Inc.	4.400%	6/15/28	600	634
L3Harris Technologies Inc.	2.900%	12/15/29	450	429
L3Harris Technologies Inc.	4.854%	4/27/35	100	110
L3Harris Technologies Inc.	6.150%	12/15/40	425	565
L3Harris Technologies Inc.	5.054%	4/27/45	375	416
Leggett & Platt Inc.	3.800%	11/15/24	550	579
Leggett & Platt Inc.	3.500%	11/15/27	700	678
Legrand France SA	8.500%	2/15/25	300	392
Lennox International Inc.	3.000%	11/15/23	100	102
Lockheed Martin Corp.	3.350%	9/15/21	875	890
Lockheed Martin Corp.	3.100%	1/15/23	270	274
Lockheed Martin Corp.	2.900%	3/1/25	463	478
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,289
Lockheed Martin Corp.	3.600%	3/1/35	550	606
Lockheed Martin Corp.	4.500%	5/15/36	450	481
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,212
Lockheed Martin Corp.	5.720%	6/1/40	316	396
Lockheed Martin Corp.	4.070%	12/15/42	175	203
Lockheed Martin Corp.	3.800%	3/1/45	750	813

Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,295
Lockheed Martin Corp.	4.090%	9/15/52	622	755
Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,199
Martin Marietta Materials Inc.	3.450%	6/1/27	500	500
Martin Marietta Materials Inc.	4.250%	12/15/47	600	599
Masco Corp.	3.500%	4/1/21	300	297
Masco Corp.	5.950%	3/15/22	228	232
Masco Corp.	4.450%	4/1/25	550	563
Masco Corp.	4.375%	4/1/26	400	394
Masco Corp.	3.500%	11/15/27	100	93
Masco Corp.	7.750%	8/1/29	94	114
Masco Corp.	4.500%	5/15/47	225	192
Mohawk Industries Inc.	3.850%	2/1/23	550	560
Northrop Grumman Corp.	3.500%	3/15/21	225	227
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,498
Northrop Grumman Corp.	3.250%	8/1/23	500	511
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,318
Northrop Grumman Corp.	3.250%	1/15/28	400	419
Northrop Grumman Corp.	5.050%	11/15/40	475	586
Northrop Grumman Corp.	4.750%	6/1/43	850	1,028
Northrop Grumman Corp.	4.030%	10/15/47	1,450	1,655
Northrop Grumman Corp.	5.250%	5/1/50	400	538
Nvent Finance Sarl	3.950%	4/15/23	220	229
Nvent Finance Sarl	4.550%	4/15/28	300	332
Oshkosh Corp.	4.600%	5/15/28	400	400
Oshkosh Corp.	3.100%	3/1/30	80	73
8 Otis Worldwide Corp.	2.056%	4/5/25	575	565
8 Otis Worldwide Corp.	2.293%	4/5/27	600	576
8 Otis Worldwide Corp.	2.565%	2/15/30	900	878
8 Otis Worldwide Corp.	3.112%	2/15/40	630	592
8 Otis Worldwide Corp.	3.362%	2/15/50	300	290
Owens Corning	4.200%	12/1/24	250	255
Owens Corning	3.400%	8/15/26	500	479
Owens Corning	3.950%	8/15/29	375	365
Owens Corning	7.000%	12/1/36	18	20
Owens Corning	4.300%	7/15/47	700	621
Owens Corning	4.400%	1/30/48	325	293
Parker-Hannifin Corp.	3.500%	9/15/22	975	992
Parker-Hannifin Corp.	2.700%	6/14/24	475	471
Parker-Hannifin Corp.	3.300%	11/21/24	467	487
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,616
Parker-Hannifin Corp.	4.200%	11/21/34	200	211
Parker-Hannifin Corp.	6.250%	5/15/38	575	749
Parker-Hannifin Corp.	4.100%	3/1/47	500	512
Parker-Hannifin Corp.	4.000%	6/14/49	800	833
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,080
Precision Castparts Corp.	3.250%	6/15/25	675	720
Precision Castparts Corp.	3.900%	1/15/43	375	390
Precision Castparts Corp.	4.375%	6/15/45	775	842
Raytheon Co.	2.500%	12/15/22	845	866
Raytheon Co.	3.150%	12/15/24	225	235
Raytheon Co.	7.200%	8/15/27	75	96
Raytheon Co.	4.875%	10/15/40	225	268
Raytheon Co.	4.700%	12/15/41	925	1,075
Raytheon Technologies Corp.	3.650%	8/16/23	197	208
Raytheon Technologies Corp.	3.950%	8/16/25	1,525	1,662
Raytheon Technologies Corp.	6.700%	8/1/28	150	184

Raytheon Technologies Corp.	4.125%	11/16/28	1,970	2,177
Raytheon Technologies Corp.	7.500%	9/15/29	400	564
Raytheon Technologies Corp.	5.400%	5/1/35	500	630
Raytheon Technologies Corp.	6.050%	6/1/36	285	380
Raytheon Technologies Corp.	6.125%	7/15/38	925	1,233
Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,126
Raytheon Technologies Corp.	5.700%	4/15/40	625	772
Raytheon Technologies Corp.	4.500%	6/1/42	2,200	2,550
Raytheon Technologies Corp.	4.150%	5/15/45	325	363
Raytheon Technologies Corp.	3.750%	11/1/46	900	927
Raytheon Technologies Corp.	4.050%	5/4/47	800	878
Republic Services Inc.	5.250%	11/15/21	625	650
Republic Services Inc.	3.550%	6/1/22	1,300	1,334
Republic Services Inc.	2.500%	8/15/24	60	61
Republic Services Inc.	3.200%	3/15/25	500	528
Republic Services Inc.	2.300%	3/1/30	500	473
Republic Services Inc.	6.200%	3/1/40	475	644
Republic Services Inc.	5.700%	5/15/41	300	403
Republic Services Inc.	3.050%	3/1/50	500	440
Rockwell Automation Inc.	3.500%	3/1/29	350	370
Rockwell Automation Inc.	4.200%	3/1/49	475	540
Rockwell Collins Inc.	3.100%	11/15/21	675	660
Rockwell Collins Inc.	2.800%	3/15/22	750	757
Rockwell Collins Inc.	3.200%	3/15/24	775	799
Rockwell Collins Inc.	3.500%	3/15/27	1,000	1,033
Rockwell Collins Inc.	4.800%	12/15/43	235	261
Rockwell Collins Inc.	4.350%	4/15/47	775	848
Roper Technologies Inc.	2.800%	12/15/21	400	401
Roper Technologies Inc.	2.350%	9/15/24	500	487
Roper Technologies Inc.	3.850%	12/15/25	250	255
Roper Technologies Inc.	3.800%	12/15/26	500	515
Roper Technologies Inc.	4.200%	9/15/28	650	701
Roper Technologies Inc.	2.950%	9/15/29	475	471
Snap-on Inc.	6.125%	9/1/21	300	317
Snap-on Inc.	3.250%	3/1/27	225	234
Snap-on Inc.	4.100%	3/1/48	275	305
Sonoco Products Co.	5.750%	11/1/40	490	570
Spirit AeroSystems Inc.	3.950%	6/15/23	95	83
Stanley Black & Decker Inc.	3.400%	12/1/21	450	454
Stanley Black & Decker Inc.	2.900%	11/1/22	500	499
Stanley Black & Decker Inc.	3.400%	3/1/26	225	231
Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,460
Stanley Black & Decker Inc.	5.200%	9/1/40	300	363
Stanley Black & Decker Inc.	4.850%	11/15/48	400	458
5 Stanley Black & Decker Inc.	4.000%	3/15/60	200	189
Textron Inc.	4.300%	3/1/24	625	636
Textron Inc.	3.875%	3/1/25	200	200
Textron Inc.	4.000%	3/15/26	300	303
Textron Inc.	3.650%	3/15/27	1,025	998
Textron Inc.	3.375%	3/1/28	325	307
Textron Inc.	3.900%	9/17/29	600	583
Timken Co.	3.875%	9/1/24	200	209
Timken Co.	4.500%	12/15/28	400	429
Valmont Industries Inc.	5.000%	10/1/44	475	465
Valmont Industries Inc.	5.250%	10/1/54	300	279
Vulcan Materials Co.	4.500%	4/1/25	250	258
Vulcan Materials Co.	4.500%	6/15/47	950	957

Wabtec Corp.	4.400%	3/15/24	1,100	1,092
Wabtec Corp.	3.450%	11/15/26	625	568
Wabtec Corp.	4.950%	9/15/28	750	724
Waste Connections Inc.	3.500%	5/1/29	950	967
Waste Connections Inc.	2.600%	2/1/30	500	469
Waste Connections Inc.	3.050%	4/1/50	300	264
Waste Management Inc.	4.600%	3/1/21	275	279
Waste Management Inc.	2.900%	9/15/22	191	192
Waste Management Inc.	2.400%	5/15/23	1,100	1,079
Waste Management Inc.	3.500%	5/15/24	750	747
Waste Management Inc.	2.950%	6/15/24	600	608
Waste Management Inc.	3.125%	3/1/25	250	259
Waste Management Inc.	3.200%	6/15/26	475	491
Waste Management Inc.	3.150%	11/15/27	1,600	1,628
Waste Management Inc.	3.450%	6/15/29	775	830
Waste Management Inc.	3.900%	3/1/35	250	268
Waste Management Inc.	4.000%	7/15/39	425	462
Waste Management Inc.	4.100%	3/1/45	500	553
Waste Management Inc.	4.150%	7/15/49	900	1,072
WW Grainger Inc.	1.850%	2/15/25	350	349
WW Grainger Inc.	4.600%	6/15/45	825	970
WW Grainger Inc.	3.750%	5/15/46	325	318
WW Grainger Inc.	4.200%	5/15/47	350	371
Xylem Inc.	3.250%	11/1/26	300	329
Xylem Inc.	4.375%	11/1/46	475	511

Communication (0.9%)
Activision Blizzard Inc.	2.300%	9/15/21	500	492
Activision Blizzard Inc.	2.600%	6/15/22	350	353
Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,108
Activision Blizzard Inc.	4.500%	6/15/47	325	401
America Movil SAB de CV	3.125%	7/16/22	1,060	1,070
America Movil SAB de CV	3.625%	4/22/29	700	720
America Movil SAB de CV	6.375%	3/1/35	800	1,048
America Movil SAB de CV	6.125%	11/15/37	300	386
America Movil SAB de CV	6.125%	3/30/40	1,500	1,918
America Movil SAB de CV	4.375%	7/16/42	950	1,019
America Movil SAB de CV	4.375%	4/22/49	600	653
American Tower Corp.	2.250%	1/15/22	350	338
American Tower Corp.	3.500%	1/31/23	1,075	1,082
American Tower Corp.	5.000%	2/15/24	1,900	2,012
American Tower Corp.	3.375%	5/15/24	500	494
American Tower Corp.	2.950%	1/15/25	885	880
American Tower Corp.	2.400%	3/15/25	275	271
American Tower Corp.	3.375%	10/15/26	669	669
American Tower Corp.	2.750%	1/15/27	2,500	2,356
American Tower Corp.	3.125%	1/15/27	575	555
American Tower Corp.	3.950%	3/15/29	475	493
American Tower Corp.	3.800%	8/15/29	1,075	1,103
American Tower Corp.	2.900%	1/15/30	490	466
American Tower Corp.	3.700%	10/15/49	500	464
AT&T Inc.	4.000%	1/15/22	205	210
AT&T Inc.	3.000%	2/15/22	2,000	2,016
AT&T Inc.	3.200%	3/1/22	1,175	1,192
AT&T Inc.	3.400%	6/15/22	400	407
AT&T Inc.	3.000%	6/30/22	1,750	1,764
AT&T Inc.	3.600%	2/17/23	1,485	1,529

AT&T Inc.	4.050%	12/15/23	375	392
AT&T Inc.	3.800%	3/1/24	525	553
AT&T Inc.	4.450%	4/1/24	825	873
AT&T Inc.	3.550%	6/1/24	525	541
AT&T Inc.	3.950%	1/15/25	804	847
AT&T Inc.	3.400%	5/15/25	2,475	2,563
AT&T Inc.	3.600%	7/15/25	825	859
AT&T Inc.	3.875%	1/15/26	965	989
AT&T Inc.	4.125%	2/17/26	1,514	1,617
AT&T Inc.	3.800%	2/15/27	2,570	2,670
AT&T Inc.	4.100%	2/15/28	1,904	1,999
AT&T Inc.	4.350%	3/1/29	2,200	2,367
AT&T Inc.	4.300%	2/15/30	2,249	2,419
AT&T Inc.	4.500%	5/15/35	1,330	1,424
AT&T Inc.	5.250%	3/1/37	2,325	2,703
AT&T Inc.	4.900%	8/15/37	1,405	1,575
AT&T Inc.	4.850%	3/1/39	1,000	1,130
AT&T Inc.	6.200%	3/15/40	300	365
AT&T Inc.	6.350%	3/15/40	525	669
AT&T Inc.	6.100%	7/15/40	375	469
AT&T Inc.	5.350%	9/1/40	2,205	2,560
AT&T Inc.	6.375%	3/1/41	862	1,080
AT&T Inc.	5.550%	8/15/41	410	482
AT&T Inc.	5.375%	10/15/41	405	463
AT&T Inc.	5.150%	3/15/42	1,000	1,151
AT&T Inc.	4.900%	6/15/42	900	1,001
AT&T Inc.	4.300%	12/15/42	1,523	1,615
AT&T Inc.	5.350%	12/15/43	300	327
AT&T Inc.	4.650%	6/1/44	725	781
AT&T Inc.	4.800%	6/15/44	1,700	1,892
AT&T Inc.	4.350%	6/15/45	1,575	1,662
AT&T Inc.	4.750%	5/15/46	2,325	2,578
AT&T Inc.	5.150%	11/15/46	1,485	1,789
AT&T Inc.	4.500%	3/9/48	700	759
AT&T Inc.	4.550%	3/9/49	5,062	5,444
AT&T Inc.	5.150%	2/15/50	750	876
AT&T Inc.	5.300%	8/15/58	1,301	1,277
Bell Canada Inc.	4.300%	7/29/49	400	462
British Telecommunications plc	4.500%	12/4/23	500	520
British Telecommunications plc	5.125%	12/4/28	450	502
British Telecommunications plc	9.625%	12/15/30	2,000	3,111

CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	1,000	1,004

Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	2,415	2,496
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	1,030	1,065
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	3,500	3,707
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	880	860

Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	800	865
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	1,964	2,334
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	2,510	3,081
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	1,650	1,780
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	1,550	1,758
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.125%	7/1/49	750	800
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	1,450	1,509
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	325	389
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,309
Comcast Corp.	3.125%	7/15/22	800	825
Comcast Corp.	2.750%	3/1/23	2,350	2,422
Comcast Corp.	3.000%	2/1/24	3,000	3,159
Comcast Corp.	3.600%	3/1/24	350	375
Comcast Corp.	3.375%	2/15/25	999	1,066
Comcast Corp.	3.375%	8/15/25	1,125	1,194
Comcast Corp.	3.950%	10/15/25	700	774
Comcast Corp.	3.150%	3/1/26	1,600	1,678
Comcast Corp.	2.350%	1/15/27	1,930	1,927
Comcast Corp.	3.300%	2/1/27	1,075	1,136
Comcast Corp.	3.300%	4/1/27	500	531
Comcast Corp.	3.150%	2/15/28	1,275	1,318
Comcast Corp.	4.150%	10/15/28	2,000	2,282
Comcast Corp.	2.650%	2/1/30	1,050	1,068
Comcast Corp.	3.400%	4/1/30	1,000	1,080
Comcast Corp.	4.250%	10/15/30	1,000	1,162
Comcast Corp.	4.250%	1/15/33	1,275	1,481
Comcast Corp.	7.050%	3/15/33	1,025	1,399
Comcast Corp.	5.650%	6/15/35	1,080	1,435
Comcast Corp.	4.400%	8/15/35	1,000	1,176
Comcast Corp.	3.200%	7/15/36	700	731
Comcast Corp.	6.450%	3/15/37	1,350	1,830
Comcast Corp.	6.950%	8/15/37	1,020	1,452
Comcast Corp.	3.900%	3/1/38	725	803
Comcast Corp.	6.400%	5/15/38	868	1,175
Comcast Corp.	4.600%	10/15/38	1,100	1,333
Comcast Corp.	6.550%	7/1/39	350	484
Comcast Corp.	3.250%	11/1/39	575	604
Comcast Corp.	6.400%	3/1/40	450	613
Comcast Corp.	3.750%	4/1/40	500	549
Comcast Corp.	4.650%	7/15/42	1,065	1,338

Comcast Corp.	4.500%	1/15/43	250	300
Comcast Corp.	4.750%	3/1/44	400	504
Comcast Corp.	4.600%	8/15/45	2,175	2,665
Comcast Corp.	3.400%	7/15/46	700	747
Comcast Corp.	4.000%	8/15/47	700	803
Comcast Corp.	3.969%	11/1/47	1,371	1,583
Comcast Corp.	4.000%	3/1/48	322	373
Comcast Corp.	4.700%	10/15/48	2,400	3,092
Comcast Corp.	3.999%	11/1/49	1,803	2,137
Comcast Corp.	3.450%	2/1/50	400	431
Comcast Corp.	4.049%	11/1/52	317	378
Comcast Corp.	4.950%	10/15/58	2,300	3,069
Crown Castle International Corp.	2.250%	9/1/21	2,050	2,013
Crown Castle International Corp.	4.875%	4/15/22	550	562
Crown Castle International Corp.	5.250%	1/15/23	375	392
Crown Castle International Corp.	3.150%	7/15/23	625	602
Crown Castle International Corp.	3.200%	9/1/24	525	499
Crown Castle International Corp.	4.450%	2/15/26	1,405	1,465
Crown Castle International Corp.	3.700%	6/15/26	975	1,004
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,178
Crown Castle International Corp.	3.800%	2/15/28	1,525	1,523
Crown Castle International Corp.	3.300%	7/1/30	300	298
Crown Castle International Corp.	4.750%	5/15/47	300	300
Crown Castle International Corp.	5.200%	2/15/49	430	467
Crown Castle International Corp.	4.150%	7/1/50	210	208
Deutsche Telekom International Finance
BV	8.750%	6/15/30	3,450	4,689
Discovery Communications LLC	4.375%	6/15/21	655	664
Discovery Communications LLC	3.500%	6/15/22	625	633
Discovery Communications LLC	2.950%	3/20/23	600	599
Discovery Communications LLC	3.250%	4/1/23	475	475
Discovery Communications LLC	3.800%	3/13/24	210	209
Discovery Communications LLC	3.900%	11/15/24	400	396
Discovery Communications LLC	3.450%	3/15/25	1,350	1,310
Discovery Communications LLC	3.950%	6/15/25	375	366
Discovery Communications LLC	4.900%	3/11/26	550	560
Discovery Communications LLC	3.950%	3/20/28	1,075	1,051
Discovery Communications LLC	5.000%	9/20/37	930	921
Discovery Communications LLC	6.350%	6/1/40	555	633
Discovery Communications LLC	4.950%	5/15/42	1,050	1,012
Discovery Communications LLC	5.200%	9/20/47	930	909
Discovery Communications LLC	5.300%	5/15/49	589	598
Electronic Arts Inc.	3.700%	3/1/21	725	731
Electronic Arts Inc.	4.800%	3/1/26	275	304
8 Fox Corp.	3.666%	1/25/22	675	691
8 Fox Corp.	4.030%	1/25/24	825	859
Fox Corp.	3.050%	4/7/25	240	240
8 Fox Corp.	4.709%	1/25/29	1,000	1,093
Fox Corp.	3.500%	4/8/30	360	359
8 Fox Corp.	5.476%	1/25/39	950	1,110
8 Fox Corp.	5.576%	1/25/49	1,100	1,325
Grupo Televisa SAB	6.625%	3/18/25	450	490
Grupo Televisa SAB	4.625%	1/30/26	550	577
Grupo Televisa SAB	8.500%	3/11/32	50	71
Grupo Televisa SAB	6.625%	1/15/40	500	573
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,628
Grupo Televisa SAB	5.250%	5/24/49	400	414

Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	252
Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	733
Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	358
Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	332
Interpublic Group of Cos. Inc.	4.750%	3/30/30	200	199
Interpublic Group of Cos. Inc.	5.400%	10/1/48	550	580
Koninklijke KPN NV	8.375%	10/1/30	500	642
Moody's Corp.	2.750%	12/15/21	375	370
Moody's Corp.	4.500%	9/1/22	335	342
Moody's Corp.	4.875%	2/15/24	425	459
Moody's Corp.	4.875%	12/17/48	300	344
NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,995
NBCUniversal Media LLC	6.400%	4/30/40	480	715
NBCUniversal Media LLC	5.950%	4/1/41	925	1,280
NBCUniversal Media LLC	4.450%	1/15/43	800	955
Omnicom Group Inc.	2.450%	4/30/30	620	581
Omnicom Group Inc.	4.200%	6/1/30	400	414
Omnicom Group Inc. / Omnicom Capital
Inc.	3.625%	5/1/22	1,100	1,117
Omnicom Group Inc. / Omnicom Capital
Inc.	3.650%	11/1/24	650	664
Omnicom Group Inc. / Omnicom Capital
Inc.	3.600%	4/15/26	1,150	1,146
Orange SA	4.125%	9/14/21	802	816
Orange SA	9.000%	3/1/31	2,260	3,429
Orange SA	5.375%	1/13/42	700	881
RELX Capital Inc.	3.500%	3/16/23	575	599
RELX Capital Inc.	4.000%	3/18/29	300	315
Rogers Communications Inc.	3.000%	3/15/23	230	235
Rogers Communications Inc.	4.100%	10/1/23	300	320
Rogers Communications Inc.	3.625%	12/15/25	475	502
Rogers Communications Inc.	4.500%	3/15/43	540	607
Rogers Communications Inc.	5.000%	3/15/44	500	604
Rogers Communications Inc.	4.350%	5/1/49	2,000	2,263
S&P Global Inc.	4.000%	6/15/25	550	579
S&P Global Inc.	4.400%	2/15/26	750	815
S&P Global Inc.	2.500%	12/1/29	375	366
S&P Global Inc.	4.500%	5/15/48	500	633
S&P Global Inc.	3.250%	12/1/49	450	448
Telefonica Emisiones SAU	4.570%	4/27/23	675	695
Telefonica Emisiones SAU	4.103%	3/8/27	1,175	1,218
Telefonica Emisiones SAU	7.045%	6/20/36	1,535	1,919
Telefonica Emisiones SAU	4.665%	3/6/38	600	604
Telefonica Emisiones SAU	5.213%	3/8/47	1,500	1,686
Telefonica Emisiones SAU	4.895%	3/6/48	800	834
Telefonica Emisiones SAU	5.520%	3/1/49	800	879
Telefonica Europe BV	8.250%	9/15/30	780	1,121
TELUS Corp.	2.800%	2/16/27	500	512
TELUS Corp.	4.300%	6/15/49	1,000	1,054
Thomson Reuters Corp.	4.300%	11/23/23	560	578
Thomson Reuters Corp.	3.350%	5/15/26	400	396
Thomson Reuters Corp.	5.500%	8/15/35	350	419
Thomson Reuters Corp.	5.850%	4/15/40	400	478
Time Warner Cable LLC	4.000%	9/1/21	775	777
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,529
Time Warner Cable LLC	7.300%	7/1/38	785	967
Time Warner Cable LLC	6.750%	6/15/39	1,350	1,542

Time Warner Cable LLC	5.875%	11/15/40	750	793
Time Warner Cable LLC	5.500%	9/1/41	825	871
Time Warner Cable LLC	4.500%	9/15/42	730	689
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	897
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	859
Verizon Communications Inc.	3.450%	3/15/21	300	304
Verizon Communications Inc.	4.600%	4/1/21	1,500	1,537
Verizon Communications Inc.	3.125%	3/16/22	1,550	1,594
Verizon Communications Inc.	2.450%	11/1/22	875	882
Verizon Communications Inc.	5.150%	9/15/23	1,890	2,110
Verizon Communications Inc.	4.150%	3/15/24	500	537
Verizon Communications Inc.	3.500%	11/1/24	1,475	1,571
Verizon Communications Inc.	3.376%	2/15/25	2,426	2,600
Verizon Communications Inc.	2.625%	8/15/26	2,437	2,510
Verizon Communications Inc.	4.125%	3/16/27	2,250	2,523
Verizon Communications Inc.	4.329%	9/21/28	2,707	3,122
Verizon Communications Inc.	4.016%	12/3/29	2,624	2,956
Verizon Communications Inc.	3.150%	3/22/30	520	560
Verizon Communications Inc.	4.500%	8/10/33	3,075	3,697
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,574
Verizon Communications Inc.	4.272%	1/15/36	2,009	2,348
Verizon Communications Inc.	5.250%	3/16/37	2,200	2,811
Verizon Communications Inc.	4.812%	3/15/39	1,675	2,061
Verizon Communications Inc.	4.750%	11/1/41	700	815
Verizon Communications Inc.	3.850%	11/1/42	850	945
Verizon Communications Inc.	4.125%	8/15/46	980	1,135
Verizon Communications Inc.	4.862%	8/21/46	2,661	3,463
Verizon Communications Inc.	4.522%	9/15/48	2,600	3,269
Verizon Communications Inc.	5.012%	4/15/49	1,700	2,281
Verizon Communications Inc.	4.000%	3/22/50	900	1,069
Verizon Communications Inc.	4.672%	3/15/55	2,500	3,185
ViacomCBS Inc.	3.875%	12/15/21	495	484
ViacomCBS Inc.	3.375%	3/1/22	725	721
ViacomCBS Inc.	2.500%	2/15/23	750	704
ViacomCBS Inc.	2.900%	6/1/23	325	307
ViacomCBS Inc.	4.250%	9/1/23	1,175	1,198
ViacomCBS Inc.	3.875%	4/1/24	388	388
ViacomCBS Inc.	3.700%	8/15/24	575	579
ViacomCBS Inc.	3.500%	1/15/25	500	481
ViacomCBS Inc.	4.000%	1/15/26	500	513
ViacomCBS Inc.	2.900%	1/15/27	2,133	2,061
ViacomCBS Inc.	3.375%	2/15/28	375	337
ViacomCBS Inc.	3.700%	6/1/28	400	381
ViacomCBS Inc.	7.875%	7/30/30	375	437
ViacomCBS Inc.	5.500%	5/15/33	350	340
ViacomCBS Inc.	6.875%	4/30/36	690	781
ViacomCBS Inc.	4.850%	7/1/42	675	572
ViacomCBS Inc.	4.375%	3/15/43	887	781
ViacomCBS Inc.	5.850%	9/1/43	1,075	1,106
ViacomCBS Inc.	4.900%	8/15/44	700	618
Vodafone Group plc	3.750%	1/16/24	1,300	1,331
Vodafone Group plc	4.125%	5/30/25	1,273	1,350
Vodafone Group plc	4.375%	5/30/28	1,495	1,572
Vodafone Group plc	7.875%	2/15/30	625	781
Vodafone Group plc	6.250%	11/30/32	425	485
Vodafone Group plc	5.000%	5/30/38	1,630	1,811
Vodafone Group plc	4.375%	2/19/43	1,125	1,163

Vodafone Group plc	5.250%	5/30/48	1,645	1,995
Vodafone Group plc	4.875%	6/19/49	1,250	1,380
Vodafone Group plc	4.250%	9/17/50	1,000	1,017
Walt Disney Co.	2.550%	2/15/22	932	940
Walt Disney Co.	2.450%	3/4/22	375	381
Walt Disney Co.	1.650%	9/1/22	400	402
Walt Disney Co.	3.000%	9/15/22	825	852
Walt Disney Co.	3.700%	9/15/24	1,000	1,077
Walt Disney Co.	3.350%	3/24/25	300	327
Walt Disney Co.	3.150%	9/17/25	600	603
Walt Disney Co.	3.700%	10/15/25	500	543
Walt Disney Co.	1.850%	7/30/26	1,415	1,398
Walt Disney Co.	3.375%	11/15/26	281	297
Walt Disney Co.	2.000%	9/1/29	1,400	1,365
Walt Disney Co.	3.800%	3/22/30	310	348
Walt Disney Co.	7.000%	3/1/32	50	72
Walt Disney Co.	6.550%	3/15/33	392	512
Walt Disney Co.	6.200%	12/15/34	775	1,052
Walt Disney Co.	6.400%	12/15/35	1,550	2,195
Walt Disney Co.	6.150%	3/1/37	800	1,043
Walt Disney Co.	6.650%	11/15/37	1,600	2,318
Walt Disney Co.	4.625%	3/23/40	275	337
Walt Disney Co.	4.375%	8/16/41	325	362
Walt Disney Co.	4.125%	12/1/41	485	545
Walt Disney Co.	3.700%	12/1/42	400	409
Walt Disney Co.	5.400%	10/1/43	1,400	1,864
Walt Disney Co.	4.750%	9/15/44	690	857
Walt Disney Co.	2.750%	9/1/49	1,000	982
Walt Disney Co.	4.700%	3/23/50	655	856
Weibo Corp.	3.500%	7/5/24	625	618
WPP Finance 2010	3.625%	9/7/22	400	398
WPP Finance 2010	3.750%	9/19/24	525	530

Consumer Cyclical (0.7%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	178
Advance Auto Parts Inc.	4.500%	12/1/23	400	413
Alibaba Group Holding Ltd.	3.125%	11/28/21	700	706
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	202
Alibaba Group Holding Ltd.	3.600%	11/28/24	825	869
Alibaba Group Holding Ltd.	3.400%	12/6/27	1,400	1,490
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	704
Alibaba Group Holding Ltd.	4.000%	12/6/37	535	603
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,400	1,685
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	943
Amazon.com Inc.	3.300%	12/5/21	775	801
Amazon.com Inc.	2.500%	11/29/22	475	490
Amazon.com Inc.	2.400%	2/22/23	1,150	1,196
Amazon.com Inc.	5.200%	12/3/25	875	1,041
Amazon.com Inc.	3.150%	8/22/27	1,150	1,264
Amazon.com Inc.	4.800%	12/5/34	975	1,268
Amazon.com Inc.	3.875%	8/22/37	2,290	2,738
Amazon.com Inc.	4.950%	12/5/44	1,275	1,772
Amazon.com Inc.	4.050%	8/22/47	2,400	3,076
Amazon.com Inc.	4.250%	8/22/57	1,785	2,417
American Honda Finance Corp.	1.650%	7/12/21	500	494
American Honda Finance Corp.	1.700%	9/9/21	800	787
American Honda Finance Corp.	3.375%	12/10/21	400	403

American Honda Finance Corp.	1.950%	5/20/22	275	270
American Honda Finance Corp.	2.600%	11/16/22	500	495
American Honda Finance Corp.	1.950%	5/10/23	1,400	1,372
American Honda Finance Corp.	3.450%	7/14/23	400	408
American Honda Finance Corp.	3.625%	10/10/23	400	410
American Honda Finance Corp.	2.900%	2/16/24	1,725	1,737
American Honda Finance Corp.	2.400%	6/27/24	400	394
American Honda Finance Corp.	2.150%	9/10/24	475	464
American Honda Finance Corp.	2.300%	9/9/26	250	239
American Honda Finance Corp.	2.350%	1/8/27	375	355
American Honda Finance Corp.	3.500%	2/15/28	400	403
Aptiv Corp.	4.150%	3/15/24	575	562
Aptiv plc	4.250%	1/15/26	700	709
Aptiv plc	4.350%	3/15/29	150	141
Aptiv plc	4.400%	10/1/46	225	179
Aptiv plc	5.400%	3/15/49	305	278
Automatic Data Processing Inc.	3.375%	9/15/25	825	871
AutoNation Inc.	3.500%	11/15/24	762	739
AutoNation Inc.	4.500%	10/1/25	500	487
AutoNation Inc.	3.800%	11/15/27	250	245
AutoZone Inc.	3.700%	4/15/22	700	721
AutoZone Inc.	2.875%	1/15/23	250	253
AutoZone Inc.	3.125%	7/15/23	275	277
AutoZone Inc.	3.125%	4/18/24	430	446
AutoZone Inc.	3.250%	4/15/25	260	259
AutoZone Inc.	3.125%	4/21/26	300	310
AutoZone Inc.	3.750%	6/1/27	700	703
AutoZone Inc.	3.750%	4/18/29	350	355
Best Buy Co. Inc.	5.500%	3/15/21	125	127
Best Buy Co. Inc.	4.450%	10/1/28	850	874
Block Financial LLC	5.500%	11/1/22	500	501
Block Financial LLC	5.250%	10/1/25	350	341
Booking Holdings Inc.	2.750%	3/15/23	400	397
Booking Holdings Inc.	3.650%	3/15/25	400	402
Booking Holdings Inc.	3.600%	6/1/26	755	757
Booking Holdings Inc.	3.550%	3/15/28	450	457
BorgWarner Inc.	3.375%	3/15/25	250	246
BorgWarner Inc.	4.375%	3/15/45	500	489
Costco Wholesale Corp.	2.150%	5/18/21	350	353
Costco Wholesale Corp.	2.250%	2/15/22	300	299
Costco Wholesale Corp.	2.300%	5/18/22	900	916
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,128
Costco Wholesale Corp.	3.000%	5/18/27	800	868
Cummins Inc.	3.650%	10/1/23	350	371
Cummins Inc.	7.125%	3/1/28	150	190
Cummins Inc.	4.875%	10/1/43	400	473
Daimler Finance North America LLC	8.500%	1/18/31	605	834
Darden Restaurants Inc.	3.850%	5/1/27	750	689
Darden Restaurants Inc.	4.550%	2/15/48	250	195
Dollar General Corp.	3.250%	4/15/23	1,300	1,318
Dollar General Corp.	4.150%	11/1/25	500	508
Dollar General Corp.	3.875%	4/15/27	150	152
Dollar General Corp.	4.125%	5/1/28	400	425
Dollar Tree Inc.	3.700%	5/15/23	475	483
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,492
DR Horton Inc.	4.375%	9/15/22	150	149
DR Horton Inc.	4.750%	2/15/23	700	700

DR Horton Inc.	5.750%	8/15/23	325	329
DR Horton Inc.	2.500%	10/15/24	500	467
eBay Inc.	2.875%	8/1/21	450	446
eBay Inc.	3.800%	3/9/22	500	509
eBay Inc.	2.600%	7/15/22	250	251
eBay Inc.	2.750%	1/30/23	625	614
eBay Inc.	1.900%	3/11/25	375	354
eBay Inc.	2.700%	3/11/30	375	342
Expedia Group Inc.	5.000%	2/15/26	600	543
Expedia Group Inc.	3.250%	2/15/30	1,025	836
Ford Motor Co.	4.346%	12/8/26	525	404
Ford Motor Co.	6.375%	2/1/29	205	148
Ford Motor Co.	7.450%	7/16/31	565	407
Ford Motor Co.	4.750%	1/15/43	915	457
Ford Motor Credit Co. LLC	3.336%	3/18/21	615	587
Ford Motor Credit Co. LLC	5.875%	8/2/21	590	578
Ford Motor Credit Co. LLC	3.350%	11/1/22	900	839
Ford Motor Credit Co. LLC	3.087%	1/9/23	500	450
Ford Motor Credit Co. LLC	4.063%	11/1/24	245	222
General Motors Co.	4.875%	10/2/23	1,955	1,741
General Motors Co.	4.000%	4/1/25	325	274
General Motors Co.	5.000%	10/1/28	500	430
General Motors Co.	5.000%	4/1/35	380	279
General Motors Co.	6.600%	4/1/36	600	522
General Motors Co.	5.150%	4/1/38	825	603
General Motors Co.	6.250%	10/2/43	935	742
General Motors Co.	5.200%	4/1/45	720	553
General Motors Co.	6.750%	4/1/46	665	532
General Motors Co.	5.400%	4/1/48	675	479
General Motors Financial Co. Inc.	4.200%	3/1/21	625	599
General Motors Financial Co. Inc.	3.550%	4/9/21	625	598
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,502
General Motors Financial Co. Inc.	4.375%	9/25/21	375	351
General Motors Financial Co. Inc.	4.200%	11/6/21	400	380
General Motors Financial Co. Inc.	3.450%	1/14/22	900	841
General Motors Financial Co. Inc.	3.450%	4/10/22	2,508	2,325
General Motors Financial Co. Inc.	3.150%	6/30/22	300	271
General Motors Financial Co. Inc.	3.550%	7/8/22	800	744
General Motors Financial Co. Inc.	3.250%	1/5/23	750	675
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	898
General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,171
General Motors Financial Co. Inc.	4.150%	6/19/23	900	818
General Motors Financial Co. Inc.	5.100%	1/17/24	600	552
General Motors Financial Co. Inc.	3.950%	4/13/24	800	726
General Motors Financial Co. Inc.	3.500%	11/7/24	900	789
General Motors Financial Co. Inc.	4.000%	1/15/25	650	577
General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	868
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,302
General Motors Financial Co. Inc.	5.250%	3/1/26	575	507
General Motors Financial Co. Inc.	4.000%	10/6/26	400	327
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	999
General Motors Financial Co. Inc.	3.850%	1/5/28	400	328
General Motors Financial Co. Inc.	5.650%	1/17/29	625	545
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	457
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	300	265
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	580
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	715

GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	88
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	703
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	570	437
Harley-Davidson Inc.	4.625%	7/28/45	500	478
Harman International Industries Inc.	4.150%	5/15/25	275	289
Home Depot Inc.	2.000%	4/1/21	1,175	1,176
Home Depot Inc.	4.400%	4/1/21	825	839
Home Depot Inc.	3.250%	3/1/22	700	723
Home Depot Inc.	2.625%	6/1/22	990	1,009
Home Depot Inc.	2.700%	4/1/23	600	619
Home Depot Inc.	3.000%	4/1/26	1,750	1,853
Home Depot Inc.	2.500%	4/15/27	690	703
Home Depot Inc.	3.900%	12/6/28	400	446
Home Depot Inc.	2.700%	4/15/30	690	703
Home Depot Inc.	5.875%	12/16/36	2,495	3,537
Home Depot Inc.	3.300%	4/15/40	690	707
Home Depot Inc.	5.950%	4/1/41	775	1,084
Home Depot Inc.	4.200%	4/1/43	975	1,120
Home Depot Inc.	4.400%	3/15/45	500	585
Home Depot Inc.	4.250%	4/1/46	1,320	1,567
Home Depot Inc.	3.900%	6/15/47	900	1,021
Home Depot Inc.	4.500%	12/6/48	675	842
Home Depot Inc.	3.125%	12/15/49	850	857
Home Depot Inc.	3.350%	4/15/50	690	719
Hyatt Hotels Corp.	3.375%	7/15/23	800	738
Hyatt Hotels Corp.	4.850%	3/15/26	100	97
Hyatt Hotels Corp.	4.375%	9/15/28	350	322
IHS Markit Ltd.	3.625%	5/1/24	900	891
IHS Markit Ltd.	4.750%	8/1/28	600	621
IHS Markit Ltd.	4.250%	5/1/29	400	407
JD.com Inc.	3.125%	4/29/21	200	201
JD.com Inc.	3.875%	4/29/26	400	416
JD.com Inc.	3.375%	1/14/30	300	301
JD.com Inc.	4.125%	1/14/50	200	204
Kohl's Corp.	4.250%	7/17/25	625	540
Kohl's Corp.	5.550%	7/17/45	350	239
Las Vegas Sands Corp.	3.200%	8/8/24	1,450	1,309
Las Vegas Sands Corp.	2.900%	6/25/25	425	371
Las Vegas Sands Corp.	3.500%	8/18/26	900	823
Las Vegas Sands Corp.	3.900%	8/8/29	290	253
Lear Corp.	3.800%	9/15/27	500	459
Lear Corp.	4.250%	5/15/29	400	354
Lear Corp.	3.500%	5/30/30	350	301
Lear Corp.	5.250%	5/15/49	700	600
Lowe's Cos. Inc.	3.750%	4/15/21	205	208
Lowe's Cos. Inc.	3.800%	11/15/21	250	249
Lowe's Cos. Inc.	3.120%	4/15/22	450	447
Lowe's Cos. Inc.	3.875%	9/15/23	300	311
Lowe's Cos. Inc.	3.125%	9/15/24	400	408
Lowe's Cos. Inc.	3.375%	9/15/25	975	998
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,682
Lowe's Cos. Inc.	3.100%	5/3/27	642	644
Lowe's Cos. Inc.	3.650%	4/5/29	1,050	1,084
Lowe's Cos. Inc.	4.650%	4/15/42	575	630
Lowe's Cos. Inc.	4.250%	9/15/44	225	222
Lowe's Cos. Inc.	4.375%	9/15/45	575	597
Lowe's Cos. Inc.	3.700%	4/15/46	1,030	974

Lowe's Cos. Inc.	4.050%	5/3/47	1,150	1,146
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	249
Macy's Retail Holdings Inc.	2.875%	2/15/23	240	173
Magna International Inc.	3.625%	6/15/24	825	763
Magna International Inc.	4.150%	10/1/25	300	285
Marriott International Inc.	2.875%	3/1/21	500	467
Marriott International Inc.	3.125%	10/15/21	350	316
Marriott International Inc.	3.750%	3/15/25	525	470
Marriott International Inc.	3.750%	10/1/25	200	186
Marriott International Inc.	3.125%	6/15/26	595	532
Mastercard Inc.	2.000%	11/21/21	350	352
Mastercard Inc.	3.375%	4/1/24	1,000	1,061
Mastercard Inc.	2.000%	3/3/25	2,519	2,573
Mastercard Inc.	2.950%	11/21/26	510	543
Mastercard Inc.	3.500%	2/26/28	450	487
Mastercard Inc.	2.950%	6/1/29	500	534
Mastercard Inc.	3.800%	11/21/46	350	403
Mastercard Inc.	3.950%	2/26/48	550	649
Mastercard Inc.	3.650%	6/1/49	235	266
Mastercard Inc.	3.850%	3/26/50	600	732
McDonald's Corp.	2.625%	1/15/22	2,092	2,127
McDonald's Corp.	3.350%	4/1/23	170	176
McDonald's Corp.	3.375%	5/26/25	680	702
McDonald's Corp.	3.300%	7/1/25	350	362
McDonald's Corp.	3.700%	1/30/26	1,125	1,189
McDonald's Corp.	3.500%	3/1/27	200	204
McDonald's Corp.	3.500%	7/1/27	500	527
McDonald's Corp.	2.625%	9/1/29	600	584
McDonald's Corp.	3.600%	7/1/30	1,000	1,055
McDonald's Corp.	4.700%	12/9/35	675	762
McDonald's Corp.	6.300%	3/1/38	100	127
McDonald's Corp.	5.700%	2/1/39	375	449
McDonald's Corp.	3.700%	2/15/42	725	726
McDonald's Corp.	3.625%	5/1/43	400	389
McDonald's Corp.	4.600%	5/26/45	925	1,035
McDonald's Corp.	4.875%	12/9/45	1,225	1,448
McDonald's Corp.	4.450%	3/1/47	450	489
McDonald's Corp.	4.450%	9/1/48	900	995
McDonald's Corp.	3.625%	9/1/49	400	405
McDonald's Corp.	4.200%	4/1/50	500	557
NIKE Inc.	2.250%	5/1/23	50	51
NIKE Inc.	2.400%	3/27/25	650	677
NIKE Inc.	2.375%	11/1/26	1,000	1,023
NIKE Inc.	2.750%	3/27/27	650	679
NIKE Inc.	2.850%	3/27/30	500	528
NIKE Inc.	3.250%	3/27/40	650	678
NIKE Inc.	3.625%	5/1/43	525	578
NIKE Inc.	3.875%	11/1/45	1,000	1,217
NIKE Inc.	3.375%	11/1/46	375	390
NIKE Inc.	3.375%	3/27/50	500	549
Nordstrom Inc.	4.000%	10/15/21	585	556
Nordstrom Inc.	4.000%	3/15/27	400	324
Nordstrom Inc.	6.950%	3/15/28	200	195
Nordstrom Inc.	4.375%	4/1/30	400	313
Nordstrom Inc.	5.000%	1/15/44	797	559
NVR Inc.	3.950%	9/15/22	200	200
O'Reilly Automotive Inc.	4.625%	9/15/21	150	153

O'Reilly Automotive Inc.	3.800%	9/1/22	255	258
O'Reilly Automotive Inc.	3.850%	6/15/23	300	307
O'Reilly Automotive Inc.	3.550%	3/15/26	200	202
O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,306
O'Reilly Automotive Inc.	4.200%	4/1/30	350	362
PACCAR Financial Corp.	2.250%	2/25/21	200	200
PACCAR Financial Corp.	2.800%	3/1/21	325	327
PACCAR Financial Corp.	3.150%	8/9/21	300	298
PACCAR Financial Corp.	2.850%	3/1/22	250	246
PACCAR Financial Corp.	2.650%	5/10/22	475	465
PACCAR Financial Corp.	2.300%	8/10/22	250	243
PACCAR Financial Corp.	2.000%	9/26/22	200	196
PACCAR Financial Corp.	3.400%	8/9/23	300	292
PACCAR Financial Corp.	2.150%	8/15/24	250	235
PACCAR Financial Corp.	1.800%	2/6/25	250	235
QVC Inc.	5.125%	7/2/22	25	21
QVC Inc.	4.375%	3/15/23	75	72
QVC Inc.	4.850%	4/1/24	975	841
QVC Inc.	4.450%	2/15/25	300	255
QVC Inc.	4.750%	2/15/27	475	421
QVC Inc.	5.950%	3/15/43	325	221
Ralph Lauren Corp.	3.750%	9/15/25	100	104
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	346
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	440
Sands China Ltd.	4.600%	8/8/23	1,495	1,525
Sands China Ltd.	5.125%	8/8/25	1,200	1,200
Sands China Ltd.	5.400%	8/8/28	1,300	1,219
Starbucks Corp.	2.700%	6/15/22	725	735
Starbucks Corp.	3.100%	3/1/23	1,350	1,375
Starbucks Corp.	3.850%	10/1/23	585	610
Starbucks Corp.	2.450%	6/15/26	665	658
Starbucks Corp.	3.500%	3/1/28	500	517
Starbucks Corp.	4.000%	11/15/28	250	266
Starbucks Corp.	4.300%	6/15/45	175	186
Starbucks Corp.	4.500%	11/15/48	1,600	1,783
Tapestry Inc.	3.000%	7/15/22	450	454
Tapestry Inc.	4.250%	4/1/25	450	462
Tapestry Inc.	4.125%	7/15/27	475	405
Target Corp.	2.900%	1/15/22	850	866
Target Corp.	3.500%	7/1/24	775	827
Target Corp.	2.500%	4/15/26	775	794
Target Corp.	3.375%	4/15/29	850	921
Target Corp.	2.350%	2/15/30	500	507
Target Corp.	6.350%	11/1/32	363	482
Target Corp.	6.500%	10/15/37	450	641
Target Corp.	7.000%	1/15/38	300	446
Target Corp.	4.000%	7/1/42	525	616
Target Corp.	3.625%	4/15/46	775	869
TJX Cos. Inc.	2.750%	6/15/21	625	627
TJX Cos. Inc.	2.500%	5/15/23	800	802
TJX Cos. Inc.	3.500%	4/15/25	525	537
TJX Cos. Inc.	2.250%	9/15/26	750	719
TJX Cos. Inc.	3.750%	4/15/27	520	534
TJX Cos. Inc.	3.875%	4/15/30	350	362
TJX Cos. Inc.	4.500%	4/15/50	350	380
Toyota Motor Corp.	3.183%	7/20/21	850	860
Toyota Motor Corp.	2.157%	7/2/22	400	397

Toyota Motor Corp.	3.419%	7/20/23	895	914
Toyota Motor Corp.	2.358%	7/2/24	300	300
Toyota Motor Corp.	3.669%	7/20/28	500	530
Toyota Motor Corp.	2.760%	7/2/29	400	403
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	1,005
Toyota Motor Credit Corp.	2.950%	4/13/21	850	853
Toyota Motor Credit Corp.	3.400%	9/15/21	305	310
Toyota Motor Credit Corp.	1.800%	10/7/21	280	281
Toyota Motor Credit Corp.	2.600%	1/11/22	700	702
Toyota Motor Credit Corp.	3.300%	1/12/22	950	961
Toyota Motor Credit Corp.	2.650%	4/12/22	575	579
Toyota Motor Credit Corp.	2.800%	7/13/22	700	704
Toyota Motor Credit Corp.	2.150%	9/8/22	650	645
Toyota Motor Credit Corp.	2.625%	1/10/23	550	551
Toyota Motor Credit Corp.	2.700%	1/11/23	750	748
Toyota Motor Credit Corp.	2.900%	4/17/24	950	959
Toyota Motor Credit Corp.	1.800%	2/13/25	625	604
Toyota Motor Credit Corp.	3.400%	4/14/25	100	102
Toyota Motor Credit Corp.	3.200%	1/11/27	750	767
Toyota Motor Credit Corp.	3.050%	1/11/28	850	851
Toyota Motor Credit Corp.	3.650%	1/8/29	450	466
Toyota Motor Credit Corp.	2.150%	2/13/30	625	581
Visa Inc.	2.150%	9/15/22	500	509
Visa Inc.	2.800%	12/14/22	1,500	1,562
Visa Inc.	1.900%	4/15/27	3,000	2,992
Visa Inc.	2.750%	9/15/27	785	816
Visa Inc.	2.050%	4/15/30	2,800	2,796
Visa Inc.	4.150%	12/14/35	1,300	1,633
Visa Inc.	2.700%	4/15/40	700	695
Visa Inc.	4.300%	12/14/45	2,230	2,795
Visa Inc.	3.650%	9/15/47	655	731
Walgreen Co.	3.100%	9/15/22	800	801
Walgreen Co.	4.400%	9/15/42	385	376
Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	406
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,571
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,466
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,184
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	298
Walmart Inc.	3.125%	6/23/21	1,325	1,353
Walmart Inc.	2.350%	12/15/22	975	1,004
Walmart Inc.	2.550%	4/11/23	575	595
Walmart Inc.	3.400%	6/26/23	1,650	1,756
Walmart Inc.	3.300%	4/22/24	1,225	1,312
Walmart Inc.	2.850%	7/8/24	1,150	1,194
Walmart Inc.	2.650%	12/15/24	875	913
Walmart Inc.	3.550%	6/26/25	1,275	1,391
Walmart Inc.	3.050%	7/8/26	1,700	1,830
Walmart Inc.	5.875%	4/5/27	335	411
Walmart Inc.	3.250%	7/8/29	1,633	1,795
Walmart Inc.	7.550%	2/15/30	480	695
Walmart Inc.	5.250%	9/1/35	1,640	2,271
Walmart Inc.	6.200%	4/15/38	570	808
Walmart Inc.	3.950%	6/28/38	1,175	1,392
Walmart Inc.	5.625%	4/1/40	625	874
Walmart Inc.	5.000%	10/25/40	235	308
Walmart Inc.	4.000%	4/11/43	1,120	1,350
Walmart Inc.	4.300%	4/22/44	616	744

Walmart Inc.	3.625%	12/15/47	1,300	1,525
Walmart Inc.	4.050%	6/29/48	1,175	1,476
Walmart Inc.	2.950%	9/24/49	920	1,014
Western Union Co.	3.600%	3/15/22	1,100	1,114
Western Union Co.	2.850%	1/10/25	400	399
Western Union Co.	6.200%	11/17/36	410	395

Consumer Noncyclical (1.6%)
Abbott Laboratories	3.400%	11/30/23	1,225	1,288
Abbott Laboratories	2.950%	3/15/25	1,760	1,824
Abbott Laboratories	3.875%	9/15/25	375	406
Abbott Laboratories	3.750%	11/30/26	1,502	1,661
Abbott Laboratories	4.750%	11/30/36	1,200	1,517
Abbott Laboratories	6.150%	11/30/37	425	609
Abbott Laboratories	6.000%	4/1/39	250	330
Abbott Laboratories	5.300%	5/27/40	310	404
Abbott Laboratories	4.900%	11/30/46	1,300	1,778
AbbVie Inc.	2.300%	5/14/21	1,600	1,599
AbbVie Inc.	3.375%	11/14/21	1,000	1,013
8 AbbVie Inc.	2.150%	11/19/21	500	497
AbbVie Inc.	2.900%	11/6/22	2,050	2,078
AbbVie Inc.	3.200%	11/6/22	1,075	1,101
8 AbbVie Inc.	2.300%	11/21/22	1,625	1,625
AbbVie Inc.	2.850%	5/14/23	1,025	1,038
AbbVie Inc.	3.750%	11/14/23	1,250	1,299
8 AbbVie Inc.	2.600%	11/21/24	2,575	2,577
AbbVie Inc.	3.600%	5/14/25	3,170	3,321
AbbVie Inc.	3.200%	5/14/26	1,625	1,661
8 AbbVie Inc.	2.950%	11/21/26	2,640	2,690
AbbVie Inc.	4.250%	11/14/28	650	702
8 AbbVie Inc.	3.200%	11/21/29	3,575	3,598
AbbVie Inc.	4.500%	5/14/35	2,030	2,242
AbbVie Inc.	4.300%	5/14/36	1,125	1,219
8 AbbVie Inc.	4.050%	11/21/39	2,250	2,352
AbbVie Inc.	4.400%	11/6/42	2,119	2,375
AbbVie Inc.	4.700%	5/14/45	2,407	2,704
AbbVie Inc.	4.450%	5/14/46	1,000	1,083
AbbVie Inc.	4.875%	11/14/48	200	230
8 AbbVie Inc.	4.250%	11/21/49	3,815	4,094
Actavis Inc.	3.250%	10/1/22	1,400	1,399
Adventist Health System/West	2.952%	3/1/29	350	345
Adventist Health System/West	3.630%	3/1/49	375	393
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	247
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	449
Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	281
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,004
Agilent Technologies Inc.	3.875%	7/15/23	400	413
Agilent Technologies Inc.	3.050%	9/22/26	450	431
Agilent Technologies Inc.	2.750%	9/15/29	293	287
AHS Hospital Corp.	5.024%	7/1/45	325	418
Allergan Finance LLC	4.625%	10/1/42	930	1,107
Allergan Funding SCS	3.450%	3/15/22	1,957	1,954
Allergan Funding SCS	3.850%	6/15/24	975	1,005
Allergan Funding SCS	3.800%	3/15/25	2,407	2,453
Allergan Funding SCS	4.550%	3/15/35	1,400	1,519
Allergan Funding SCS	4.850%	6/15/44	945	1,079
Allergan Funding SCS	4.750%	3/15/45	250	259

Allergan Inc.	2.800%	3/15/23	225	228
Allina Health System	3.887%	4/15/49	325	350
Altria Group Inc.	4.750%	5/5/21	900	911
Altria Group Inc.	3.490%	2/14/22	800	812
Altria Group Inc.	2.850%	8/9/22	2,300	2,312
Altria Group Inc.	2.950%	5/2/23	200	198
Altria Group Inc.	4.000%	1/31/24	1,092	1,118
Altria Group Inc.	3.800%	2/14/24	550	554
Altria Group Inc.	4.400%	2/14/26	1,200	1,241
Altria Group Inc.	2.625%	9/16/26	350	332
Altria Group Inc.	4.800%	2/14/29	1,325	1,380
Altria Group Inc.	5.800%	2/14/39	1,725	1,890
Altria Group Inc.	4.250%	8/9/42	710	688
Altria Group Inc.	4.500%	5/2/43	675	655
Altria Group Inc.	5.375%	1/31/44	1,325	1,471
Altria Group Inc.	3.875%	9/16/46	900	811
Altria Group Inc.	6.200%	2/14/59	400	443
AmerisourceBergen Corp.	3.500%	11/15/21	850	856
AmerisourceBergen Corp.	3.400%	5/15/24	400	407
AmerisourceBergen Corp.	3.250%	3/1/25	325	330
AmerisourceBergen Corp.	3.450%	12/15/27	600	600
AmerisourceBergen Corp.	4.250%	3/1/45	100	97
Amgen Inc.	3.875%	11/15/21	1,131	1,156
Amgen Inc.	2.700%	5/1/22	225	227
Amgen Inc.	2.650%	5/11/22	1,200	1,210
Amgen Inc.	3.625%	5/15/22	625	640
Amgen Inc.	2.250%	8/19/23	800	800
Amgen Inc.	3.625%	5/22/24	1,150	1,207
Amgen Inc.	1.900%	2/21/25	400	391
Amgen Inc.	3.125%	5/1/25	300	313
Amgen Inc.	2.600%	8/19/26	1,845	1,869
Amgen Inc.	2.450%	2/21/30	500	496
Amgen Inc.	4.950%	10/1/41	500	595
Amgen Inc.	5.150%	11/15/41	900	938
Amgen Inc.	4.400%	5/1/45	2,100	2,466
Amgen Inc.	4.563%	6/15/48	1,156	1,390
Amgen Inc.	3.375%	2/21/50	1,050	1,083
Amgen Inc.	4.663%	6/15/51	2,189	2,776
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	6,815	7,681
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	3.650%	2/1/26	2,744	2,886
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	5,070	5,286
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	647	645
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,322	2,392
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	384	400
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	475	495
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	950
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	694
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,975	2,189
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	377	381
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	612	640
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	2,473	2,666
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	1,554	1,638
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,805	3,088
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	525	583

Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,265
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,088
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	581
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,075	1,198
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	775	725
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,700	1,803
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	2,062	2,070
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,400	2,463
Archer-Daniels-Midland Co.	3.375%	3/15/22	350	358
Archer-Daniels-Midland Co.	2.500%	8/11/26	825	831
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	366
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	387
Archer-Daniels-Midland Co.	4.016%	4/16/43	600	668
Archer-Daniels-Midland Co.	3.750%	9/15/47	600	642
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	631
Ascension Health	2.532%	11/15/29	556	544
Ascension Health	3.106%	11/15/39	300	306
Ascension Health	3.945%	11/15/46	650	752
5 Ascension Health	4.847%	11/15/53	250	313
AstraZeneca plc	2.375%	6/12/22	900	904
AstraZeneca plc	3.500%	8/17/23	590	619
AstraZeneca plc	3.375%	11/16/25	1,750	1,829
AstraZeneca plc	6.450%	9/15/37	2,105	3,006
AstraZeneca plc	4.000%	9/18/42	670	747
AstraZeneca plc	4.375%	11/16/45	975	1,209
BAT Capital Corp.	2.764%	8/15/22	1,135	1,115
BAT Capital Corp.	3.222%	8/15/24	3,350	3,308
BAT Capital Corp.	3.215%	9/6/26	800	758
BAT Capital Corp.	4.700%	4/2/27	375	382
BAT Capital Corp.	3.557%	8/15/27	2,725	2,577
BAT Capital Corp.	3.462%	9/6/29	200	183
BAT Capital Corp.	4.906%	4/2/30	325	333
BAT Capital Corp.	4.390%	8/15/37	425	392
BAT Capital Corp.	4.540%	8/15/47	1,525	1,386
BAT Capital Corp.	5.282%	4/2/50	325	326
Baxalta Inc.	3.600%	6/23/22	97	102
Baxalta Inc.	4.000%	6/23/25	417	438
Baxalta Inc.	5.250%	6/23/45	415	508
Baxter International Inc.	1.700%	8/15/21	400	397
Baxter International Inc.	2.600%	8/15/26	400	393
Baxter International Inc.	3.500%	8/15/46	375	339
Baylor Scott & White Holdings	4.185%	11/15/45	400	471
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	50
Becton Dickinson & Co.	3.125%	11/8/21	440	440
Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,476
Becton Dickinson & Co.	3.300%	3/1/23	225	219
Becton Dickinson & Co.	3.734%	12/15/24	1,808	1,834
Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,452
Becton Dickinson & Co.	4.875%	5/15/44	88	96
Becton Dickinson & Co.	4.685%	12/15/44	769	811
Becton Dickinson & Co.	4.669%	6/6/47	1,000	1,055
Biogen Inc.	3.625%	9/15/22	1,125	1,155
Biogen Inc.	4.050%	9/15/25	1,450	1,530
Biogen Inc.	5.200%	9/15/45	1,145	1,521
Boston Scientific Corp .	3.375%	5/15/22	200	204
Boston Scientific Corp.	3.450%	3/1/24	725	740

Boston Scientific Corp.	3.850%	5/15/25	306	319
Boston Scientific Corp.	3.750%	3/1/26	550	569
Boston Scientific Corp.	4.000%	3/1/29	675	714
Boston Scientific Corp.	7.000%	11/15/35	325	484
Boston Scientific Corp.	4.550%	3/1/39	750	812
Boston Scientific Corp.	7.375%	1/15/40	225	364
Boston Scientific Corp.	4.700%	3/1/49	350	392
8 Bristol-Myers Squibb Co.	2.550%	5/14/21	900	910
8 Bristol-Myers Squibb Co.	2.250%	8/15/21	300	301
8 Bristol-Myers Squibb Co.	2.600%	5/16/22	525	536
Bristol-Myers Squibb Co.	2.000%	8/1/22	700	702
8 Bristol-Myers Squibb Co.	3.550%	8/15/22	625	647
8 Bristol-Myers Squibb Co.	2.750%	2/15/23	575	584
8 Bristol-Myers Squibb Co.	4.000%	8/15/23	450	478
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	129
8 Bristol-Myers Squibb Co.	3.625%	5/15/24	975	1,033
8 Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,834
8 Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,376
8 Bristol-Myers Squibb Co.	3.200%	6/15/26	1,785	1,905
8 Bristol-Myers Squibb Co.	3.450%	11/15/27	895	960
8 Bristol-Myers Squibb Co.	3.900%	2/20/28	1,200	1,341
8 Bristol-Myers Squibb Co.	3.400%	7/26/29	2,840	3,124
8 Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,598
8 Bristol-Myers Squibb Co.	5.700%	10/15/40	75	104
Bristol-Myers Squibb Co.	3.250%	8/1/42	390	405
8 Bristol-Myers Squibb Co.	5.250%	8/15/43	850	1,185
8 Bristol-Myers Squibb Co.	5.000%	8/15/45	1,250	1,668
8 Bristol-Myers Squibb Co.	4.350%	11/15/47	1,000	1,272
8 Bristol-Myers Squibb Co.	4.550%	2/20/48	975	1,257
8 Bristol-Myers Squibb Co.	4.250%	10/26/49	2,555	3,194
Brown-Forman Corp.	3.500%	4/15/25	350	374
Brown-Forman Corp.	4.500%	7/15/45	395	442
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	468
Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	644
Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	605
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	460
Campbell Soup Co.	3.650%	3/15/23	279	282
Campbell Soup Co.	3.950%	3/15/25	300	313
Campbell Soup Co.	3.300%	3/19/25	700	693
Campbell Soup Co.	4.150%	3/15/28	625	676
Campbell Soup Co.	4.800%	3/15/48	400	477
Cardinal Health Inc.	2.616%	6/15/22	825	823
Cardinal Health Inc.	3.200%	3/15/23	325	324
Cardinal Health Inc.	3.750%	9/15/25	225	231
Cardinal Health Inc.	4.600%	3/15/43	400	403
Cardinal Health Inc.	4.500%	11/15/44	250	230
Cardinal Health Inc.	4.900%	9/15/45	375	393
Cardinal Health Inc.	4.368%	6/15/47	500	507
Children's Hospital Corp.	4.115%	1/1/47	200	247
Children's Hospital Medical Center	4.268%	5/15/44	150	190
CHRISTUS Health	4.341%	7/1/28	425	465
Church & Dwight Co. Inc.	2.450%	8/1/22	100	99
Church & Dwight Co. Inc.	3.150%	8/1/27	350	362
Church & Dwight Co. Inc.	3.950%	8/1/47	325	350
8 Cigna Corp.	3.900%	2/15/22	815	841
8 Cigna Corp.	3.050%	11/30/22	500	484
8 Cigna Corp.	3.000%	7/15/23	1,375	1,383

Cigna Corp.	3.750%	7/15/23	632	651
8 Cigna Corp.	3.250%	4/15/25	1,175	1,186
Cigna Corp.	4.125%	11/15/25	650	689
8 Cigna Corp.	4.500%	2/25/26	1,655	1,784
8 Cigna Corp.	3.400%	3/1/27	1,350	1,369
Cigna Corp.	4.375%	10/15/28	125	135
Cigna Corp.	4.800%	8/15/38	1,520	1,706
Cigna Corp.	3.200%	3/15/40	1,250	1,158
8 Cigna Corp.	6.125%	11/15/41	334	429
8 Cigna Corp.	4.800%	7/15/46	1,250	1,408
8 Cigna Corp.	3.875%	10/15/47	775	786
Cigna Corp.	4.900%	12/15/48	515	610
Cigna Corp.	3.400%	3/15/50	1,000	945
City of Hope	5.623%	11/15/43	250	381
City of Hope	4.378%	8/15/48	500	672
Cleveland Clinic Foundation	4.858%	1/1/14	325	447
Clorox Co.	3.800%	11/15/21	1,125	1,167
Clorox Co.	3.500%	12/15/24	600	622
Clorox Co.	3.100%	10/1/27	150	156
Clorox Co.	3.900%	5/15/28	400	439
Coca-Cola Co.	1.550%	9/1/21	900	900
Coca-Cola Co.	3.300%	9/1/21	1,210	1,242
Coca-Cola Co.	2.200%	5/25/22	400	407
Coca-Cola Co.	3.200%	11/1/23	1,650	1,792
Coca-Cola Co.	1.750%	9/6/24	775	789
Coca-Cola Co.	2.875%	10/27/25	1,225	1,285
Coca-Cola Co.	2.550%	6/1/26	325	334
Coca-Cola Co.	2.250%	9/1/26	700	695
Coca-Cola Co.	2.125%	9/6/29	500	502
Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	360
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	196
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	752
Colgate-Palmolive Co.	2.450%	11/15/21	340	342
Colgate-Palmolive Co.	1.950%	2/1/23	400	403
Colgate-Palmolive Co.	3.250%	3/15/24	825	872
Colgate-Palmolive Co.	4.000%	8/15/45	550	656
Colgate-Palmolive Co.	3.700%	8/1/47	250	286
CommonSpirit Health	2.950%	11/1/22	200	191
CommonSpirit Health	2.760%	10/1/24	500	504
CommonSpirit Health	3.347%	10/1/29	725	706
5 CommonSpirit Health	4.350%	11/1/42	790	775
CommonSpirit Health	3.817%	10/1/49	225	227
CommonSpirit Health	4.187%	10/1/49	780	731
Conagra Brands Inc.	3.800%	10/22/21	950	957
Conagra Brands Inc.	3.250%	9/15/22	750	720
Conagra Brands Inc.	3.200%	1/25/23	683	667
Conagra Brands Inc.	4.300%	5/1/24	625	647
Conagra Brands Inc.	4.600%	11/1/25	650	687
Conagra Brands Inc.	7.000%	10/1/28	100	118
Conagra Brands Inc.	4.850%	11/1/28	1,025	1,101
Conagra Brands Inc.	8.250%	9/15/30	250	333
Conagra Brands Inc.	5.300%	11/1/38	650	705
Conagra Brands Inc.	5.400%	11/1/48	775	873
Constellation Brands Inc.	3.750%	5/1/21	350	350
Constellation Brands Inc.	2.700%	5/9/22	475	465
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,117
Constellation Brands Inc.	3.200%	2/15/23	750	751

Constellation Brands Inc.	4.250%	5/1/23	900	933
Constellation Brands Inc.	4.750%	11/15/24	375	402
Constellation Brands Inc.	4.400%	11/15/25	400	409
Constellation Brands Inc.	4.750%	12/1/25	500	524
Constellation Brands Inc.	3.700%	12/6/26	550	551
Constellation Brands Inc.	3.500%	5/9/27	450	443
Constellation Brands Inc.	3.600%	2/15/28	700	686
Constellation Brands Inc.	4.650%	11/15/28	250	256
Constellation Brands Inc.	3.150%	8/1/29	625	582
Constellation Brands Inc.	4.500%	5/9/47	375	352
Constellation Brands Inc.	4.100%	2/15/48	275	252
Cottage Health Obligated Group	3.304%	11/1/49	425	425
Covidien International Finance SA	3.200%	6/15/22	1,375	1,417
Covidien International Finance SA	2.950%	6/15/23	250	260
CVS Health Corp.	3.350%	3/9/21	1,685	1,696
CVS Health Corp.	2.125%	6/1/21	1,700	1,689
CVS Health Corp.	3.500%	7/20/22	975	995
CVS Health Corp.	2.750%	12/1/22	975	981
CVS Health Corp.	4.750%	12/1/22	775	811
CVS Health Corp.	3.700%	3/9/23	2,615	2,710
CVS Health Corp.	4.000%	12/5/23	100	104
CVS Health Corp.	3.375%	8/12/24	360	368
CVS Health Corp.	4.100%	3/25/25	5,683	5,993
CVS Health Corp.	3.875%	7/20/25	2,182	2,312
CVS Health Corp.	2.875%	6/1/26	500	505
CVS Health Corp.	3.000%	8/15/26	550	550
CVS Health Corp.	3.625%	4/1/27	475	486
CVS Health Corp.	4.300%	3/25/28	5,390	5,728
CVS Health Corp.	3.250%	8/15/29	650	643
CVS Health Corp.	3.750%	4/1/30	1,537	1,582
CVS Health Corp.	4.875%	7/20/35	525	585
CVS Health Corp.	4.780%	3/25/38	3,550	3,816
CVS Health Corp.	6.125%	9/15/39	375	450
CVS Health Corp.	4.125%	4/1/40	100	101
CVS Health Corp.	5.300%	12/5/43	650	750
CVS Health Corp.	5.125%	7/20/45	3,375	3,871
CVS Health Corp.	5.050%	3/25/48	4,840	5,509
CVS Health Corp.	4.250%	4/1/50	400	419
Danaher Corp.	3.350%	9/15/25	500	525
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	333
Delhaize America LLC	9.000%	4/15/31	475	696
DH Europe Finance II Sarl	2.050%	11/15/22	950	932
DH Europe Finance II Sarl	2.200%	11/15/24	950	924
DH Europe Finance II Sarl	3.250%	11/15/39	725	706
Diageo Capital plc	2.625%	4/29/23	2,000	2,022
Diageo Capital plc	2.125%	10/24/24	600	586
Diageo Capital plc	2.375%	10/24/29	450	433
Diageo Capital plc	5.875%	9/30/36	250	323
Diageo Capital plc	3.875%	4/29/43	25	26
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,413
Diageo Investment Corp.	7.450%	4/15/35	325	478
Diageo Investment Corp.	4.250%	5/11/42	375	408
Dignity Health	3.125%	11/1/22	150	151
Dignity Health	3.812%	11/1/24	100	111
Dignity Health	4.500%	11/1/42	550	594
Dignity Health	5.267%	11/1/64	225	270
Duke University Health System Inc.	3.920%	6/1/47	450	516

Edwards Lifesciences Corp.	4.300%	6/15/28	475	513
Eli Lilly & Co.	2.350%	5/15/22	200	203
Eli Lilly & Co.	2.750%	6/1/25	380	395
Eli Lilly & Co.	3.375%	3/15/29	825	911
Eli Lilly & Co.	3.950%	3/15/49	1,560	1,956
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	400
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	412
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	511
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	197
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	427
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	435
Flowers Foods Inc.	4.375%	4/1/22	175	181
Flowers Foods Inc.	3.500%	10/1/26	350	361
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	586
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,250	1,162
General Mills Inc.	3.150%	12/15/21	775	795
General Mills Inc.	2.600%	10/12/22	450	455
General Mills Inc.	3.700%	10/17/23	2,250	2,256
General Mills Inc.	3.650%	2/15/24	325	330
General Mills Inc.	4.200%	4/17/28	1,100	1,190
General Mills Inc.	2.875%	4/15/30	100	100
General Mills Inc.	4.550%	4/17/38	400	437
General Mills Inc.	5.400%	6/15/40	420	507
General Mills Inc.	4.150%	2/15/43	375	384
Gilead Sciences Inc.	4.500%	4/1/21	775	789
Gilead Sciences Inc.	4.400%	12/1/21	1,402	1,449
Gilead Sciences Inc.	3.250%	9/1/22	625	643
Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,039
Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,450
Gilead Sciences Inc.	3.500%	2/1/25	345	369
Gilead Sciences Inc.	3.650%	3/1/26	3,215	3,503
Gilead Sciences Inc.	2.950%	3/1/27	175	180
Gilead Sciences Inc.	4.600%	9/1/35	700	897
Gilead Sciences Inc.	4.000%	9/1/36	200	227
Gilead Sciences Inc.	5.650%	12/1/41	800	1,088
Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,671
Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,714
Gilead Sciences Inc.	4.750%	3/1/46	1,850	2,420
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	77
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,107
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	750	811
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,150	1,280
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	231
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,383
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,721
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	462
GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,052
GlaxoSmithKline Capital plc	3.000%	6/1/24	775	806
Hackensack Meridian Health Inc.	4.211%	7/1/48	500	583
Hackensack Meridian Health Inc.	4.500%	7/1/57	225	324
5 Hartford HealthCare Corp.	3.447%	7/1/54	300	287
Hasbro Inc.	3.150%	5/15/21	200	196
Hasbro Inc.	3.900%	11/19/29	725	651
Hasbro Inc.	6.350%	3/15/40	400	402
Hasbro Inc.	5.100%	5/15/44	350	295
HCA Inc.	4.750%	5/1/23	1,075	1,097
HCA Inc.	5.000%	3/15/24	1,625	1,684

HCA Inc.	5.250%	4/15/25	1,350	1,411
HCA Inc.	5.250%	6/15/26	1,150	1,208
HCA Inc.	4.500%	2/15/27	125	130
HCA Inc.	4.125%	6/15/29	1,420	1,420
HCA Inc.	5.125%	6/15/39	825	846
HCA Inc.	5.500%	6/15/47	1,350	1,458
HCA Inc.	5.250%	6/15/49	445	478
Hershey Co.	3.100%	5/15/21	400	402
Hershey Co.	2.625%	5/1/23	250	249
Hershey Co.	3.375%	5/15/23	825	839
Hershey Co.	2.050%	11/15/24	246	245
Hershey Co.	3.200%	8/21/25	245	270
Hershey Co.	3.125%	11/15/49	275	249
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	500	552
Ingredion Inc.	3.200%	10/1/26	400	408
JM Smucker Co.	3.500%	10/15/21	735	749
JM Smucker Co.	3.000%	3/15/22	250	254
JM Smucker Co.	3.500%	3/15/25	700	716
JM Smucker Co.	3.375%	12/15/27	300	298
JM Smucker Co.	4.250%	3/15/35	400	415
JM Smucker Co.	4.375%	3/15/45	100	99
Johns Hopkins Health System Corp.	3.837%	5/15/46	575	652
Johnson & Johnson	1.650%	3/1/21	750	750
Johnson & Johnson	2.450%	12/5/21	200	204
Johnson & Johnson	2.250%	3/3/22	1,425	1,451
Johnson & Johnson	2.050%	3/1/23	600	612
Johnson & Johnson	6.730%	11/15/23	245	295
Johnson & Johnson	3.375%	12/5/23	650	698
Johnson & Johnson	2.625%	1/15/25	1,506	1,595
Johnson & Johnson	2.450%	3/1/26	1,600	1,705
Johnson & Johnson	2.900%	1/15/28	800	870
Johnson & Johnson	6.950%	9/1/29	250	340
Johnson & Johnson	4.950%	5/15/33	550	739
Johnson & Johnson	4.375%	12/5/33	900	1,157
Johnson & Johnson	3.550%	3/1/36	425	487
Johnson & Johnson	3.625%	3/3/37	1,250	1,435
Johnson & Johnson	5.950%	8/15/37	745	1,114
Johnson & Johnson	3.400%	1/15/38	800	912
Johnson & Johnson	5.850%	7/15/38	325	463
Johnson & Johnson	4.500%	9/1/40	419	533
Johnson & Johnson	4.850%	5/15/41	225	306
Johnson & Johnson	4.500%	12/5/43	550	715
Johnson & Johnson	3.700%	3/1/46	1,650	2,032
Johnson & Johnson	3.500%	1/15/48	750	923
Kaiser Foundation Hospitals	3.500%	4/1/22	175	179
Kaiser Foundation Hospitals	3.150%	5/1/27	475	491
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,066
Kaiser Foundation Hospitals	4.150%	5/1/47	675	800
Kaiser Foundation Hospitals	3.266%	11/1/49	350	351
Kellogg Co.	2.650%	12/1/23	209	207
Kellogg Co.	3.250%	4/1/26	950	980
Kellogg Co.	3.400%	11/15/27	950	969
Kellogg Co.	4.300%	5/15/28	375	407
Kellogg Co.	7.450%	4/1/31	200	267
Keurig Dr Pepper Inc.	3.551%	5/25/21	850	859
Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,667

Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,368
Keurig Dr Pepper Inc.	4.417%	5/25/25	775	827
Keurig Dr Pepper Inc.	3.400%	11/15/25	250	254
Keurig Dr Pepper Inc.	2.550%	9/15/26	325	311
Keurig Dr Pepper Inc.	3.430%	6/15/27	375	375
Keurig Dr Pepper Inc.	7.450%	5/1/38	41	57
Keurig Dr Pepper Inc.	4.985%	5/25/38	425	457
Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,015
Keurig Dr Pepper Inc.	4.420%	12/15/46	325	324
Kimberly-Clark Corp.	3.875%	3/1/21	560	575
Kimberly-Clark Corp.	2.400%	3/1/22	250	253
Kimberly-Clark Corp.	2.400%	6/1/23	150	153
Kimberly-Clark Corp.	3.050%	8/15/25	100	106
Kimberly-Clark Corp.	2.750%	2/15/26	350	365
Kimberly-Clark Corp.	3.950%	11/1/28	100	112
Kimberly-Clark Corp.	3.200%	4/25/29	575	617
Kimberly-Clark Corp.	5.300%	3/1/41	700	896
Kimberly-Clark Corp.	3.700%	6/1/43	175	206
Kimberly-Clark Corp.	3.900%	5/4/47	100	111
Kimberly-Clark Corp.	2.875%	2/7/50	415	403
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	183
Koninklijke Philips NV	6.875%	3/11/38	300	425
Koninklijke Philips NV	5.000%	3/15/42	785	955
Kroger Co.	2.950%	11/1/21	1,935	1,952
Kroger Co.	3.850%	8/1/23	325	344
Kroger Co.	4.000%	2/1/24	400	422
Kroger Co.	2.650%	10/15/26	500	502
Kroger Co.	7.700%	6/1/29	200	263
Kroger Co.	8.000%	9/15/29	750	1,009
Kroger Co.	6.900%	4/15/38	300	409
Kroger Co.	5.400%	7/15/40	250	285
Kroger Co.	5.000%	4/15/42	350	380
Kroger Co.	5.150%	8/1/43	350	387
Kroger Co.	3.875%	10/15/46	375	367
Kroger Co.	4.450%	2/1/47	429	468
Kroger Co.	4.650%	1/15/48	325	350
Kroger Co.	3.950%	1/15/50	700	739
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	380
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	231
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	509
Laboratory Corp. of America Holdings	2.300%	12/1/24	425	419
Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,477
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	453
Laboratory Corp. of America Holdings	2.950%	12/1/29	525	501
Laboratory Corp. of America Holdings	4.700%	2/1/45	800	904
5 Mayo Clinic	3.774%	11/15/43	250	300
5 Mayo Clinic	4.000%	11/15/47	150	190
5 Mayo Clinic	4.128%	11/15/52	125	164
McCormick & Co. Inc.	3.900%	7/15/21	100	102
McCormick & Co. Inc.	3.150%	8/15/24	600	599
McCormick & Co. Inc.	3.400%	8/15/27	600	618
McCormick & Co. Inc.	4.200%	8/15/47	75	78
McKesson Corp.	2.700%	12/15/22	2,370	2,366
McKesson Corp.	3.950%	2/16/28	425	449
McKesson Corp.	4.750%	5/30/29	350	397
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	492
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	507

Mead Johnson Nutrition Co.	4.600%	6/1/44	750	862
5 MedStar Health Inc.	3.626%	8/15/49	250	270
Medtronic Inc.	3.150%	3/15/22	1,159	1,201
Medtronic Inc.	3.500%	3/15/25	1,340	1,444
Medtronic Inc.	4.375%	3/15/35	2,508	3,077
Medtronic Inc.	4.625%	3/15/45	1,354	1,810
Memorial Health Services	3.447%	11/1/49	500	512
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	130
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	538
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	177
Merck & Co. Inc.	2.350%	2/10/22	1,100	1,112
Merck & Co. Inc.	2.400%	9/15/22	925	951
Merck & Co. Inc.	2.800%	5/18/23	2,000	2,076
Merck & Co. Inc.	2.900%	3/7/24	500	520
Merck & Co. Inc.	2.750%	2/10/25	2,250	2,375
Merck & Co. Inc.	6.500%	12/1/33	525	748
Merck & Co. Inc.	3.900%	3/7/39	600	697
Merck & Co. Inc.	3.600%	9/15/42	375	421
Merck & Co. Inc.	4.150%	5/18/43	980	1,154
Merck & Co. Inc.	3.700%	2/10/45	1,795	2,109
Merck & Co. Inc.	4.000%	3/7/49	600	756
Mercy Health	4.302%	7/1/28	175	198
Molson Coors Beverage Co.	2.100%	7/15/21	775	757
Molson Coors Beverage Co.	3.500%	5/1/22	75	75
Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,553
Molson Coors Beverage Co.	5.000%	5/1/42	750	749
Molson Coors Beverage Co.	4.200%	7/15/46	510	462
8 Mondelez International Holdings
Netherlands BV	2.125%	9/19/22	350	348
Mondelez International Inc.	3.625%	2/13/26	350	369
Mondelez International Inc.	4.625%	5/7/48	250	275
5 Montefiore Obligated Group	5.246%	11/1/48	600	624
5 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	211
5 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	457
Mylan Inc.	4.200%	11/29/23	705	708
Mylan Inc.	4.550%	4/15/28	575	582
Mylan Inc.	5.400%	11/29/43	550	560
Mylan NV	3.150%	6/15/21	975	966
Mylan NV	3.950%	6/15/26	1,100	1,119
Mylan NV	5.250%	6/15/46	1,100	1,109
New York & Presbyterian Hospital	4.024%	8/1/45	480	530
New York & Presbyterian Hospital	4.063%	8/1/56	425	430
New York & Presbyterian Hospital	3.954%	8/1/19	400	393
Northwell Healthcare Inc.	3.979%	11/1/46	525	503
Northwell Healthcare Inc.	4.260%	11/1/47	850	914
Northwell Healthcare Inc.	3.809%	11/1/49	375	376
Novartis Capital Corp.	2.400%	5/17/22	1,500	1,531
Novartis Capital Corp.	3.400%	5/6/24	2,735	2,921
Novartis Capital Corp.	1.750%	2/14/25	255	257
Novartis Capital Corp.	3.000%	11/20/25	1,400	1,468
Novartis Capital Corp.	2.000%	2/14/27	390	390
Novartis Capital Corp.	3.100%	5/17/27	800	851
Novartis Capital Corp.	2.200%	8/14/30	600	618
Novartis Capital Corp.	3.700%	9/21/42	525	608
Novartis Capital Corp.	4.400%	5/6/44	1,050	1,351
Novartis Capital Corp.	4.000%	11/20/45	975	1,204
Novartis Capital Corp.	2.750%	8/14/50	850	885

5 NYU Hospitals Center	4.368%	7/1/47	425	437
NYU Langone Hospitals	5.750%	7/1/43	375	475
NYU Langone Hospitals	4.784%	7/1/44	325	351
NYU Langone Hospitals	3.380%	7/1/55	525	490
Orlando Health Obligated Group	4.089%	10/1/48	225	281
Partners Healthcare System Inc.	3.765%	7/1/48	150	148
Partners Healthcare System Inc.	3.192%	7/1/49	400	382
Partners Healthcare System Inc.	4.117%	7/1/55	275	321
Partners Healthcare System Inc.	3.342%	7/1/60	725	683
PeaceHealth Obligated Group	4.787%	11/15/48	300	400
PepsiCo Inc.	2.000%	4/15/21	100	100
PepsiCo Inc.	3.000%	8/25/21	1,070	1,091
PepsiCo Inc.	1.700%	10/6/21	300	299
PepsiCo Inc.	2.750%	3/5/22	775	798
PepsiCo Inc.	2.250%	5/2/22	275	277
PepsiCo Inc.	2.750%	3/1/23	1,000	1,042
PepsiCo Inc.	3.600%	3/1/24	1,675	1,810
PepsiCo Inc.	2.750%	4/30/25	1,725	1,795
PepsiCo Inc.	3.500%	7/17/25	1,425	1,524
PepsiCo Inc.	3.000%	10/15/27	1,225	1,306
PepsiCo Inc.	4.000%	3/5/42	541	656
PepsiCo Inc.	3.600%	8/13/42	725	831
PepsiCo Inc.	4.250%	10/22/44	875	1,100
PepsiCo Inc.	4.600%	7/17/45	435	571
PepsiCo Inc.	4.450%	4/14/46	925	1,216
PepsiCo Inc.	3.450%	10/6/46	1,175	1,340
PepsiCo Inc.	3.375%	7/29/49	850	956
PepsiCo Inc.	2.875%	10/15/49	275	285
PerkinElmer Inc.	3.300%	9/15/29	650	610
Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	830
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	577
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	373
Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	317
Pfizer Inc.	1.950%	6/3/21	900	904
Pfizer Inc.	3.000%	9/15/21	600	610
Pfizer Inc.	2.200%	12/15/21	825	833
Pfizer Inc.	2.800%	3/11/22	750	768
Pfizer Inc.	3.000%	6/15/23	1,136	1,177
Pfizer Inc.	3.200%	9/15/23	475	497
Pfizer Inc.	2.950%	3/15/24	500	520
Pfizer Inc.	3.400%	5/15/24	200	212
Pfizer Inc.	2.750%	6/3/26	800	840
Pfizer Inc.	3.000%	12/15/26	1,595	1,702
Pfizer Inc.	3.600%	9/15/28	600	662
Pfizer Inc.	3.450%	3/15/29	750	830
Pfizer Inc.	4.000%	12/15/36	1,050	1,192
Pfizer Inc.	4.100%	9/15/38	600	708
Pfizer Inc.	3.900%	3/15/39	550	644
Pfizer Inc.	7.200%	3/15/39	1,015	1,604
Pfizer Inc.	5.600%	9/15/40	100	137
Pfizer Inc.	4.300%	6/15/43	780	945
Pfizer Inc.	4.400%	5/15/44	725	891
Pfizer Inc.	4.125%	12/15/46	1,175	1,459
Pfizer Inc.	4.200%	9/15/48	500	638
Pharmacia LLC	6.600%	12/1/28	500	659
Philip Morris International Inc.	4.125%	5/17/21	195	199
Philip Morris International Inc.	2.375%	8/17/22	550	555

Philip Morris International Inc.	2.500%	11/2/22	1,600	1,608
Philip Morris International Inc.	2.625%	3/6/23	550	544
Philip Morris International Inc.	2.125%	5/10/23	450	442
Philip Morris International Inc.	3.600%	11/15/23	940	979
Philip Morris International Inc.	2.875%	5/1/24	1,000	1,007
Philip Morris International Inc.	3.375%	8/11/25	675	714
Philip Morris International Inc.	2.750%	2/25/26	1,005	1,024
Philip Morris International Inc.	3.125%	8/17/27	425	426
Philip Morris International Inc.	3.125%	3/2/28	400	419
Philip Morris International Inc.	3.375%	8/15/29	425	447
Philip Morris International Inc.	6.375%	5/16/38	575	784
Philip Morris International Inc.	4.375%	11/15/41	1,175	1,256
Philip Morris International Inc.	4.500%	3/20/42	550	604
Philip Morris International Inc.	3.875%	8/21/42	75	78
Philip Morris International Inc.	4.125%	3/4/43	850	909
Philip Morris International Inc.	4.875%	11/15/43	775	908
Philip Morris International Inc.	4.250%	11/10/44	960	1,068
5 Procter & Gamble - Esop	9.360%	1/1/21	137	142
Procter & Gamble Co.	1.700%	11/3/21	1,000	1,009
Procter & Gamble Co.	3.100%	8/15/23	1,025	1,078
Procter & Gamble Co.	2.700%	2/2/26	300	317
Procter & Gamble Co.	2.450%	11/3/26	800	848
Procter & Gamble Co.	3.000%	3/25/30	305	338
Procter & Gamble Co.	5.500%	2/1/34	275	363
Procter & Gamble Co.	5.550%	3/5/37	625	884
Procter & Gamble Co.	3.550%	3/25/40	275	320
Procter & Gamble Co.	3.500%	10/25/47	600	684
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	132
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	500	486
5 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	325	348
5 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	400	443
Quest Diagnostics Inc.	4.250%	4/1/24	300	312
Quest Diagnostics Inc.	3.500%	3/30/25	250	254
Quest Diagnostics Inc.	3.450%	6/1/26	425	429
Quest Diagnostics Inc.	4.200%	6/30/29	350	370
Quest Diagnostics Inc.	2.950%	6/30/30	700	700
Quest Diagnostics Inc.	5.750%	1/30/40	61	74
Quest Diagnostics Inc.	4.700%	3/30/45	200	228
Reynolds American Inc.	4.000%	6/12/22	600	608
Reynolds American Inc.	4.850%	9/15/23	250	261
Reynolds American Inc.	4.450%	6/12/25	2,231	2,269
Reynolds American Inc.	5.700%	8/15/35	575	635
Reynolds American Inc.	7.250%	6/15/37	325	382
Reynolds American Inc.	8.125%	5/1/40	400	496
Reynolds American Inc.	7.000%	8/4/41	150	169
Reynolds American Inc.	6.150%	9/15/43	400	433
Reynolds American Inc.	5.850%	8/15/45	1,985	2,097
RWJ Barnabas Health Inc.	3.949%	7/1/46	350	368
RWJ Barnabas Health Inc.	3.477%	7/1/49	100	103
Sanofi	4.000%	3/29/21	1,360	1,388
Sanofi	3.375%	6/19/23	1,050	1,100
Sanofi	3.625%	6/19/28	1,000	1,085
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,650	2,640

Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,401
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,935	1,979
Spectrum Health System Obligated Group	3.487%	7/15/49	275	285
SSM Health Care Corp.	3.688%	6/1/23	725	699
SSM Health Care Corp.	3.823%	6/1/27	375	384
Stanford Health Care	3.795%	11/15/48	450	550
Stryker Corp.	3.375%	5/15/24	475	494
Stryker Corp.	3.375%	11/1/25	500	518
Stryker Corp.	3.500%	3/15/26	890	927
Stryker Corp.	3.650%	3/7/28	450	476
Stryker Corp.	4.100%	4/1/43	325	354
Stryker Corp.	4.375%	5/15/44	275	312
Stryker Corp.	4.625%	3/15/46	155	184
Sutter Health	3.695%	8/15/28	300	317
Sutter Health	4.091%	8/15/48	375	406
Sysco Corp.	2.500%	7/15/21	300	300
Sysco Corp.	2.600%	6/12/22	346	333
Sysco Corp.	3.750%	10/1/25	425	424
Sysco Corp.	3.300%	7/15/26	975	961
Sysco Corp.	3.250%	7/15/27	925	845
Sysco Corp.	4.850%	10/1/45	125	127
Sysco Corp.	4.500%	4/1/46	550	529
Sysco Corp.	4.450%	3/15/48	700	683
Sysco Corp.	3.300%	2/15/50	425	308
Sysco Corp.	6.600%	4/1/50	250	273
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	861
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	850	897
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,460	1,658
5 Texas Health Resources	4.330%	11/15/55	100	116
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	480
Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	311
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	798
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	662
Thermo Fisher Scientific Inc.	2.600%	10/1/29	1,165	1,130
Thermo Fisher Scientific Inc.	4.497%	3/25/30	305	343
Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	420
Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	418
Toledo Hospital	5.325%	11/15/28	275	295
Toledo Hospital	6.015%	11/15/48	325	356
Trinity Health Corp.	4.125%	12/1/45	450	493
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	725	749
Tyson Foods Inc.	3.900%	9/28/23	475	494
Tyson Foods Inc.	3.950%	8/15/24	4,525	4,856
Tyson Foods Inc.	3.550%	6/2/27	1,025	1,051
Tyson Foods Inc.	4.350%	3/1/29	1,145	1,244
Tyson Foods Inc.	4.875%	8/15/34	425	476
Tyson Foods Inc.	5.150%	8/15/44	550	645
Tyson Foods Inc.	4.550%	6/2/47	450	503
Tyson Foods Inc.	5.100%	9/28/48	1,200	1,494
Unilever Capital Corp.	2.750%	3/22/21	500	506
Unilever Capital Corp.	1.375%	7/28/21	400	399
Unilever Capital Corp.	3.000%	3/7/22	450	462
Unilever Capital Corp.	3.250%	3/7/24	2,600	2,728
Unilever Capital Corp.	2.600%	5/5/24	1,150	1,179
Unilever Capital Corp.	3.100%	7/30/25	550	581
Unilever Capital Corp.	2.000%	7/28/26	550	551

Unilever Capital Corp.	2.125%	9/6/29	600	581
Unilever Capital Corp.	5.900%	11/15/32	800	1,056
Whirlpool Corp.	4.850%	6/15/21	200	204
Whirlpool Corp.	4.700%	6/1/22	775	814
Whirlpool Corp.	4.000%	3/1/24	275	286
Whirlpool Corp.	4.750%	2/26/29	600	619
Whirlpool Corp.	4.500%	6/1/46	388	360
5 Willis-Knighton Medical Center	4.813%	9/1/48	200	280
Wyeth LLC	7.250%	3/1/23	350	398
Wyeth LLC	6.450%	2/1/24	780	895
Wyeth LLC	6.500%	2/1/34	500	717
Wyeth LLC	6.000%	2/15/36	410	558
Wyeth LLC	5.950%	4/1/37	1,605	2,267
Zeneca Wilmington Inc.	7.000%	11/15/23	600	700
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	766
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	646
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	228
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,282
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	213
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	260
Zoetis Inc.	3.250%	8/20/21	250	254
Zoetis Inc.	3.250%	2/1/23	1,475	1,502
Zoetis Inc.	4.500%	11/13/25	350	378
Zoetis Inc.	3.000%	9/12/27	700	707
Zoetis Inc.	3.900%	8/20/28	400	429
Zoetis Inc.	4.700%	2/1/43	900	1,035
Zoetis Inc.	3.950%	9/12/47	400	423
Zoetis Inc.	4.450%	8/20/48	325	375

Energy (0.7%)
Apache Corp.	3.250%	4/15/22	348	266
Apache Corp.	4.375%	10/15/28	300	160
Apache Corp.	7.750%	12/15/29	75	47
Apache Corp.	5.100%	9/1/40	1,115	521
Apache Corp.	5.250%	2/1/42	675	292
Apache Corp.	4.750%	4/15/43	1,125	517
Apache Corp.	4.250%	1/15/44	500	221
Baker Hughes a GE Co. LLC	5.125%	9/15/40	820	718
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,271
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	550	504
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.138%	11/7/29	450	390
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	869	692
Boardwalk Pipelines LP	3.375%	2/1/23	310	269
Boardwalk Pipelines LP	4.950%	12/15/24	525	425
Boardwalk Pipelines LP	5.950%	6/1/26	425	385
Boardwalk Pipelines LP	4.800%	5/3/29	100	76
BP Capital Markets America Inc.	4.742%	3/11/21	1,010	1,016
BP Capital Markets America Inc.	2.112%	9/16/21	1,000	980
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,081
BP Capital Markets America Inc.	2.520%	9/19/22	450	445
BP Capital Markets America Inc.	3.216%	11/28/23	1,850	1,877
BP Capital Markets America Inc.	3.790%	2/6/24	1,500	1,536
BP Capital Markets America Inc.	3.796%	9/21/25	575	593

BP Capital Markets America Inc.	3.410%	2/11/26	800	811
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,820
BP Capital Markets America Inc.	3.937%	9/21/28	800	837
BP Capital Markets America Inc.	3.000%	2/24/50	1,200	1,085
BP Capital Markets plc	3.561%	11/1/21	775	780
BP Capital Markets plc	2.500%	11/6/22	889	878
BP Capital Markets plc	3.994%	9/26/23	350	360
BP Capital Markets plc	3.535%	11/4/24	1,335	1,371
BP Capital Markets plc	3.506%	3/17/25	950	977
BP Capital Markets plc	3.279%	9/19/27	1,175	1,182
BP Capital Markets plc	3.723%	11/28/28	585	603
Burlington Resources Finance Co.	7.400%	12/1/31	600	687
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,175	2,031
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	693
Canadian Natural Resources Ltd.	3.800%	4/15/24	400	337
Canadian Natural Resources Ltd.	3.850%	6/1/27	1,100	871
Canadian Natural Resources Ltd.	7.200%	1/15/32	475	512
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	316
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	399
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	407
Canadian Natural Resources Ltd.	6.250%	3/15/38	500	388
Canadian Natural Resources Ltd.	6.750%	2/1/39	325	250
Cenovus Energy Inc.	4.250%	4/15/27	550	270
Cenovus Energy Inc.	5.250%	6/15/37	300	134
Cenovus Energy Inc.	6.750%	11/15/39	705	338
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,056
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	630
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,250	1,119
8 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	650	497
Chevron Corp.	2.100%	5/16/21	1,200	1,199
Chevron Corp.	2.498%	3/3/22	400	405
Chevron Corp.	2.355%	12/5/22	4,245	4,301
Chevron Corp.	3.191%	6/24/23	1,175	1,226
Chevron Corp.	2.895%	3/3/24	100	103
Chevron Corp.	3.326%	11/17/25	200	213
Chevron Corp.	2.954%	5/16/26	1,175	1,236
Cimarex Energy Co.	4.375%	6/1/24	500	387
Cimarex Energy Co.	3.900%	5/15/27	400	291
Cimarex Energy Co.	4.375%	3/15/29	400	269
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,030
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	366
Concho Resources Inc.	3.750%	10/1/27	750	634
Concho Resources Inc.	4.300%	8/15/28	500	444
Concho Resources Inc.	4.875%	10/1/47	675	520
Concho Resources Inc.	4.850%	8/15/48	250	191
ConocoPhillips	5.900%	10/15/32	400	461
ConocoPhillips	5.900%	5/15/38	1,255	1,491
ConocoPhillips	6.500%	2/1/39	1,950	2,455
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	451
ConocoPhillips Co.	3.350%	11/15/24	200	199
ConocoPhillips Co.	4.950%	3/15/26	1,000	1,058
ConocoPhillips Co.	4.300%	11/15/44	300	288
ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,072
Continental Resources Inc.	4.500%	4/15/23	140	78
Continental Resources Inc.	3.800%	6/1/24	765	386
Continental Resources Inc.	4.375%	1/15/28	600	278
Continental Resources Inc.	4.900%	6/1/44	155	67

Devon Energy Corp.	5.850%	12/15/25	300	243
Devon Energy Corp.	7.950%	4/15/32	245	244
Devon Energy Corp.	5.600%	7/15/41	1,310	758
Devon Energy Corp.	4.750%	5/15/42	600	384
Devon Energy Corp.	5.000%	6/15/45	300	193
Devon Financing Co. LLC	7.875%	9/30/31	1,000	744
Diamondback Energy Inc.	2.875%	12/1/24	800	568
Diamondback Energy Inc.	3.250%	12/1/26	700	493
Diamondback Energy Inc.	3.500%	12/1/29	925	652
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	255
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	400	388
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	255
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	500	470
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	325	321
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	391
Enable Midstream Partners LP	3.900%	5/15/24	625	378
Enable Midstream Partners LP	4.400%	3/15/27	800	497
Enable Midstream Partners LP	4.950%	5/15/28	300	213
Enable Midstream Partners LP	5.000%	5/15/44	450	180
Enbridge Energy Partners LP	4.200%	9/15/21	325	331
Enbridge Energy Partners LP	5.875%	10/15/25	400	370
Enbridge Energy Partners LP	7.500%	4/15/38	300	335
Enbridge Energy Partners LP	5.500%	9/15/40	75	65
Enbridge Energy Partners LP	7.375%	10/15/45	800	899
Enbridge Inc.	2.900%	7/15/22	450	416
Enbridge Inc.	2.500%	1/15/25	715	643
Enbridge Inc.	3.700%	7/15/27	800	793
Enbridge Inc.	3.125%	11/15/29	625	579
Enbridge Inc.	4.500%	6/10/44	625	528
Enbridge Inc.	4.000%	11/15/49	325	294
Energy Transfer Operating LP	4.650%	6/1/21	620	604
Energy Transfer Operating LP	3.600%	2/1/23	825	734
Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,452
Energy Transfer Operating LP	4.200%	9/15/23	100	87
Energy Transfer Operating LP	4.050%	3/15/25	2,091	1,843
Energy Transfer Operating LP	2.900%	5/15/25	375	318
Energy Transfer Operating LP	4.750%	1/15/26	300	273
Energy Transfer Operating LP	4.200%	4/15/27	300	231
Energy Transfer Operating LP	5.500%	6/1/27	1,120	977
Energy Transfer Operating LP	5.250%	4/15/29	1,200	1,015
Energy Transfer Operating LP	4.900%	3/15/35	250	190
Energy Transfer Operating LP	6.250%	4/15/49	1,200	1,015
Energy Transfer Operating LP	5.000%	5/15/50	1,600	1,238
Energy Transfer Partners LP	4.950%	6/15/28	730	599
Energy Transfer Partners LP	6.625%	10/15/36	350	305
Energy Transfer Partners LP	5.800%	6/15/38	1,080	871
Energy Transfer Partners LP	7.500%	7/1/38	500	507
Energy Transfer Partners LP	6.050%	6/1/41	575	506
Energy Transfer Partners LP	6.500%	2/1/42	300	270
Energy Transfer Partners LP	5.150%	2/1/43	425	299
Energy Transfer Partners LP	5.150%	3/15/45	150	116
Energy Transfer Partners LP	6.125%	12/15/45	1,050	866
Energy Transfer Partners LP	5.300%	4/15/47	1,300	994
Energy Transfer Partners LP	6.000%	6/15/48	850	673
Enterprise Products Operating LLC	3.500%	2/1/22	300	306
Enterprise Products Operating LLC	4.050%	2/15/22	175	174
Enterprise Products Operating LLC	3.350%	3/15/23	1,250	1,226

Enterprise Products Operating LLC	3.900%	2/15/24	750	763
Enterprise Products Operating LLC	3.750%	2/15/25	650	646
Enterprise Products Operating LLC	3.700%	2/15/26	400	399
Enterprise Products Operating LLC	3.950%	2/15/27	200	190
Enterprise Products Operating LLC	4.150%	10/16/28	750	760
Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,135
Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,613
Enterprise Products Operating LLC	7.550%	4/15/38	300	382
Enterprise Products Operating LLC	5.950%	2/1/41	470	509
Enterprise Products Operating LLC	4.850%	8/15/42	850	787
Enterprise Products Operating LLC	4.450%	2/15/43	500	472
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,814
Enterprise Products Operating LLC	5.100%	2/15/45	979	976
Enterprise Products Operating LLC	4.900%	5/15/46	500	483
Enterprise Products Operating LLC	4.250%	2/15/48	950	887
Enterprise Products Operating LLC	4.200%	1/31/50	1,400	1,326
Enterprise Products Operating LLC	4.950%	10/15/54	200	195
Enterprise Products Operating LLC	3.950%	1/31/60	825	694
5 Enterprise Products Operating LLC	5.250%	8/16/77	400	276
5 Enterprise Products Operating LLC	5.375%	2/15/78	1,225	841
EOG Resources Inc.	2.625%	3/15/23	900	882
EOG Resources Inc.	4.150%	1/15/26	600	620
EOG Resources Inc.	3.900%	4/1/35	500	488
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,496
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,261
Exxon Mobil Corp.	1.902%	8/16/22	250	251
Exxon Mobil Corp.	2.726%	3/1/23	2,930	2,982
Exxon Mobil Corp.	2.019%	8/16/24	550	550
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,143
Exxon Mobil Corp.	2.992%	3/19/25	175	184
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,427
Exxon Mobil Corp.	2.275%	8/16/26	400	400
Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,022
Exxon Mobil Corp.	3.482%	3/19/30	225	247
Exxon Mobil Corp.	2.995%	8/16/39	500	499
Exxon Mobil Corp.	4.227%	3/19/40	300	346
Exxon Mobil Corp.	3.567%	3/6/45	750	776
Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,177
Exxon Mobil Corp.	3.095%	8/16/49	1,069	1,087
Exxon Mobil Corp.	4.327%	3/19/50	1,950	2,366
Halliburton Co.	3.250%	11/15/21	1,085	1,043
Halliburton Co.	3.500%	8/1/23	50	47
Halliburton Co.	3.800%	11/15/25	92	82
Halliburton Co.	2.920%	3/1/30	900	704
Halliburton Co.	4.850%	11/15/35	1,000	742
Halliburton Co.	6.700%	9/15/38	1,070	930
Halliburton Co.	4.500%	11/15/41	675	537
Halliburton Co.	4.750%	8/1/43	725	532
Halliburton Co.	5.000%	11/15/45	1,175	919
Helmerich & Payne Inc.	4.650%	3/15/25	300	313
Hess Corp.	3.500%	7/15/24	245	195
Hess Corp.	7.875%	10/1/29	375	303
Hess Corp.	7.300%	8/15/31	35	29
Hess Corp.	7.125%	3/15/33	415	335
Hess Corp.	6.000%	1/15/40	1,190	860
Hess Corp.	5.600%	2/15/41	700	481
HollyFrontier Corp.	5.875%	4/1/26	760	657

Husky Energy Inc.	3.950%	4/15/22	450	422
Husky Energy Inc.	4.000%	4/15/24	500	414
Husky Energy Inc.	4.400%	4/15/29	575	407
Husky Energy Inc.	6.800%	9/15/37	300	225
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	776
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,869
Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	103
Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	704
Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	459
Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,619
Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	841
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	187
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	301
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	358
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	357
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,439
Kinder Morgan Energy Partners LP	6.550%	9/15/40	990	949
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	334
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,322	1,242
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	445
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	457
Kinder Morgan Inc.	3.150%	1/15/23	300	297
Kinder Morgan Inc.	4.300%	3/1/28	400	392
Kinder Morgan Inc.	7.800%	8/1/31	330	379
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,171
Kinder Morgan Inc.	5.300%	12/1/34	825	792
Kinder Morgan Inc.	5.550%	6/1/45	1,075	1,099
Magellan Midstream Partners LP	5.000%	3/1/26	450	449
Magellan Midstream Partners LP	5.150%	10/15/43	350	334
Magellan Midstream Partners LP	4.250%	9/15/46	300	315
Magellan Midstream Partners LP	4.200%	10/3/47	375	307
Magellan Midstream Partners LP	4.850%	2/1/49	200	185
Magellan Midstream Partners LP	3.950%	3/1/50	125	106
Marathon Oil Corp.	2.800%	11/1/22	785	602
Marathon Oil Corp.	3.850%	6/1/25	710	493
Marathon Oil Corp.	4.400%	7/15/27	750	499
Marathon Oil Corp.	6.800%	3/15/32	930	628
Marathon Oil Corp.	5.200%	6/1/45	200	119
Marathon Petroleum Corp.	5.125%	3/1/21	800	774
Marathon Petroleum Corp.	5.375%	10/1/22	50	45
Marathon Petroleum Corp.	4.750%	12/15/23	1,000	945
Marathon Petroleum Corp.	5.125%	12/15/26	735	768
Marathon Petroleum Corp.	3.800%	4/1/28	375	307
Marathon Petroleum Corp.	6.500%	3/1/41	900	822
Marathon Petroleum Corp.	4.500%	4/1/48	375	288
Marathon Petroleum Corp.	5.000%	9/15/54	325	215
8 MPLX LP	3.500%	12/1/22	150	147
MPLX LP	3.375%	3/15/23	400	391
MPLX LP	4.500%	7/15/23	1,200	1,053
MPLX LP	4.875%	12/1/24	838	732
8 MPLX LP	5.250%	1/15/25	129	123
MPLX LP	4.875%	6/1/25	600	512
8 MPLX LP	4.250%	12/1/27	1,510	1,244
MPLX LP	4.000%	3/15/28	950	773
MPLX LP	4.500%	4/15/38	1,075	775
MPLX LP	5.200%	3/1/47	1,350	1,076
MPLX LP	4.700%	4/15/48	1,000	692

MPLX LP	5.500%	2/15/49	700	591
MPLX LP	4.900%	4/15/58	550	314
National Fuel Gas Co.	3.750%	3/1/23	375	350
National Fuel Gas Co.	3.950%	9/15/27	200	184
National Fuel Gas Co.	4.750%	9/1/28	650	594
National Oilwell Varco Inc.	2.600%	12/1/22	450	434
National Oilwell Varco Inc.	3.600%	12/1/29	500	394
National Oilwell Varco Inc.	3.950%	12/1/42	700	441
Newfield Exploration Co.	5.750%	1/30/22	600	408
Newfield Exploration Co.	5.625%	7/1/24	600	303
Newfield Exploration Co.	5.375%	1/1/26	450	235
Noble Energy Inc.	3.850%	1/15/28	450	296
Noble Energy Inc.	3.250%	10/15/29	500	321
Noble Energy Inc.	6.000%	3/1/41	1,210	871
Noble Energy Inc.	5.250%	11/15/43	450	257
Noble Energy Inc.	5.050%	11/15/44	250	146
Noble Energy Inc.	4.950%	8/15/47	550	335
Occidental Petroleum Corp.	3.125%	2/15/22	650	478
Occidental Petroleum Corp.	2.700%	8/15/22	555	395
Occidental Petroleum Corp.	2.900%	8/15/24	875	483
Occidental Petroleum Corp.	3.400%	4/15/26	275	132
Occidental Petroleum Corp.	3.500%	8/15/29	1,235	590
Occidental Petroleum Corp.	4.300%	8/15/39	300	128
Occidental Petroleum Corp.	4.500%	7/15/44	1,275	523
Occidental Petroleum Corp.	4.625%	6/15/45	725	310
Occidental Petroleum Corp.	4.400%	4/15/46	701	300
Occidental Petroleum Corp.	4.100%	2/15/47	500	211
ONEOK Inc.	7.500%	9/1/23	1,425	1,375
ONEOK Inc.	2.750%	9/1/24	200	177
ONEOK Inc.	4.000%	7/13/27	150	122
ONEOK Inc.	4.550%	7/15/28	750	630
ONEOK Inc.	3.400%	9/1/29	1,780	1,344
ONEOK Inc.	4.950%	7/13/47	550	433
ONEOK Inc.	5.200%	7/15/48	425	332
ONEOK Inc.	4.450%	9/1/49	800	619
ONEOK Partners LP	3.375%	10/1/22	2,150	2,031
ONEOK Partners LP	4.900%	3/15/25	450	395
ONEOK Partners LP	6.650%	10/1/36	360	319
ONEOK Partners LP	6.125%	2/1/41	1,340	1,236
Ovintiv Inc.	7.375%	11/1/31	500	250
Ovintiv Inc.	6.500%	8/15/34	500	235
Ovintiv Inc.	6.625%	8/15/37	350	161
Ovintiv Inc.	6.500%	2/1/38	475	214
Petro-Canada	5.350%	7/15/33	450	444
Petro-Canada	5.950%	5/15/35	500	464
Petro-Canada	6.800%	5/15/38	700	736
Phillips 66	4.300%	4/1/22	1,105	1,110
Phillips 66	3.900%	3/15/28	1,300	1,243
Phillips 66	4.650%	11/15/34	300	289
Phillips 66	4.875%	11/15/44	2,000	1,962
Phillips 66 Partners LP	2.450%	12/15/24	250	220
Phillips 66 Partners LP	3.605%	2/15/25	350	327
Phillips 66 Partners LP	3.550%	10/1/26	400	361
Phillips 66 Partners LP	3.750%	3/1/28	100	93
Phillips 66 Partners LP	3.150%	12/15/29	250	211
Phillips 66 Partners LP	4.680%	2/15/45	830	682
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,029

Pioneer Natural Resources Co.	4.450%	1/15/26	390	385
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	91
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,200	1,036
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	1,772
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	450	362
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	350	281
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	600	423
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	500	387
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	575	359
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	500	346
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	700	671
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	962
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	475	427
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,421
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,116
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,270	1,187
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,325	1,219
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,000	920
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	540
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	519
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,182
Shell International Finance BV	1.875%	5/10/21	1,475	1,467
Shell International Finance BV	1.750%	9/12/21	1,000	996
Shell International Finance BV	2.375%	8/21/22	975	977
Shell International Finance BV	2.250%	1/6/23	800	802
Shell International Finance BV	3.400%	8/12/23	400	417
Shell International Finance BV	2.000%	11/7/24	1,000	988
Shell International Finance BV	3.250%	5/11/25	2,490	2,610
Shell International Finance BV	2.875%	5/10/26	1,300	1,340
Shell International Finance BV	2.500%	9/12/26	400	406
Shell International Finance BV	3.875%	11/13/28	500	544
Shell International Finance BV	2.375%	11/7/29	1,150	1,133
Shell International Finance BV	4.125%	5/11/35	2,025	2,286
Shell International Finance BV	6.375%	12/15/38	820	1,170
Shell International Finance BV	5.500%	3/25/40	700	884
Shell International Finance BV	4.550%	8/12/43	1,000	1,146
Shell International Finance BV	4.375%	5/11/45	2,700	3,095
Shell International Finance BV	4.000%	5/10/46	1,900	2,110
Shell International Finance BV	3.125%	11/7/49	1,000	989
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	345	350
Spectra Energy Partners LP	4.750%	3/15/24	800	755
Spectra Energy Partners LP	3.500%	3/15/25	1,566	1,433
Spectra Energy Partners LP	3.375%	10/15/26	950	876
Spectra Energy Partners LP	4.500%	3/15/45	220	199

Suncor Energy Inc.	6.500%	6/15/38	690	671
Suncor Energy Inc.	6.850%	6/1/39	810	812
Suncor Energy Inc.	4.000%	11/15/47	500	409
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,875	1,856
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	236
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	867
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	276
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	793
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	559
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	553
TC PipeLines LP	3.900%	5/25/27	200	189
TechnipFMC plc	3.450%	10/1/22	350	333
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	279
Texas Eastern Transmission LP	7.000%	7/15/32	500	618
Total Capital Canada Ltd.	2.750%	7/15/23	825	810
Total Capital International SA	2.750%	6/19/21	800	803
Total Capital International SA	2.218%	7/12/21	600	602
Total Capital International SA	2.875%	2/17/22	1,400	1,402
Total Capital International SA	2.700%	1/25/23	1,025	1,028
Total Capital International SA	3.700%	1/15/24	975	1,012
Total Capital International SA	2.434%	1/10/25	700	699
Total Capital International SA	3.455%	2/19/29	925	976
Total Capital International SA	2.829%	1/10/30	900	909
Total Capital International SA	3.461%	7/12/49	400	411
Total Capital SA	4.250%	12/15/21	300	309
Total Capital SA	3.883%	10/11/28	525	570
TransCanada PipeLines Ltd.	2.500%	8/1/22	920	872
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	486
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,736
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,500	1,423
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	870
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	148
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,350	1,574
TransCanada PipeLines Ltd.	4.750%	5/15/38	700	694
TransCanada PipeLines Ltd.	6.100%	6/1/40	530	583
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	876
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,355	1,439
TransCanada PipeLines Ltd.	5.100%	3/15/49	750	841
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	274
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	357
Valero Energy Corp.	3.650%	3/15/25	241	235
Valero Energy Corp.	3.400%	9/15/26	1,132	1,026
Valero Energy Corp.	4.350%	6/1/28	1,540	1,449
Valero Energy Corp.	7.500%	4/15/32	925	1,048
Valero Energy Corp.	6.625%	6/15/37	855	882
Valero Energy Partners LP	4.375%	12/15/26	200	191
Valero Energy Partners LP	4.500%	3/15/28	400	421
Western Midstream Operating LP	5.450%	4/1/44	410	153
Western Midstream Operating LP	5.300%	3/1/48	525	210
Williams Cos. Inc.	4.000%	11/15/21	425	386
Williams Cos. Inc.	3.600%	3/15/22	750	726
Williams Cos. Inc.	3.350%	8/15/22	500	475
Williams Cos. Inc.	3.700%	1/15/23	885	818
Williams Cos. Inc.	4.500%	11/15/23	560	518
Williams Cos. Inc.	4.550%	6/24/24	2,500	2,275
Williams Cos. Inc.	3.900%	1/15/25	1,775	1,520
Williams Cos. Inc.	4.000%	9/15/25	1,100	971

Williams Cos. Inc.	6.300%	4/15/40	475	482
Williams Cos. Inc.	5.800%	11/15/43	700	680
Williams Cos. Inc.	5.400%	3/4/44	500	460
Williams Cos. Inc.	4.900%	1/15/45	325	295
Williams Cos. Inc.	5.100%	9/15/45	1,250	1,225
Williams Cos. Inc.	4.850%	3/1/48	475	441

Other Industrial (0.0%)
5 American University	3.672%	4/1/49	325	386
5 Boston University	4.061%	10/1/48	220	250
California Institute of Technology	4.700%	11/1/11	950	1,048
California Institute of Technology	3.650%	9/1/19	200	202
CBRE Services Inc.	5.250%	3/15/25	350	355
CBRE Services Inc.	4.875%	3/1/26	625	653
Cintas Corp. No. 2	2.900%	4/1/22	400	400
Cintas Corp. No. 2	3.250%	6/1/22	150	153
Cintas Corp. No. 2	3.700%	4/1/27	825	847
Fluor Corp.	3.500%	12/15/24	1,000	710
Fluor Corp.	4.250%	9/15/28	500	350
Georgetown University	4.315%	4/1/49	278	311
Georgetown University	2.943%	4/1/50	180	166
Georgetown University	5.215%	10/1/18	243	336
Hillenbrand Inc.	4.500%	9/15/26	275	288
5 Johns Hopkins University	4.083%	7/1/53	490	545
Leland Stanford Junior University	3.647%	5/1/48	1,075	1,125
Massachusetts Institute of Technology	2.989%	7/1/50	370	377
Massachusetts Institute of Technology	5.600%	7/1/11	610	965
Massachusetts Institute of Technology	4.678%	7/1/14	700	931
5 Northwestern University	4.643%	12/1/44	350	438
5 Northwestern University	3.662%	12/1/57	200	212
President & Fellows of Harvard College	3.619%	10/1/37	500	564
President & Fellows of Harvard College	4.875%	10/15/40	250	317
President & Fellows of Harvard College	3.150%	7/15/46	400	411
Steelcase Inc.	5.125%	1/18/29	335	379
5 Trustees of Boston College	3.129%	7/1/52	300	314
5 University of Chicago	4.003%	10/1/53	390	446
5 University of Notre Dame du Lac	3.438%	2/15/45	890	903
University of Notre Dame du Lac	3.394%	2/15/48	325	355
University of Pennsylvania	4.674%	9/1/12	600	835
University of Pennsylvania	3.610%	2/15/19	250	265
5 University of Southern California	3.028%	10/1/39	525	520
5 University of Southern California	3.841%	10/1/47	500	567
University of Southern California	3.226%	10/1/20	100	91
5 William Marsh Rice University	3.574%	5/15/45	715	735

Technology (0.9%)
Adobe Inc.	1.700%	2/1/23	280	283
Adobe Inc.	1.900%	2/1/25	100	101
Adobe Inc.	3.250%	2/1/25	800	854
Adobe Inc.	2.150%	2/1/27	500	516
Adobe Inc.	2.300%	2/1/30	1,100	1,103
Alphabet Inc.	3.625%	5/19/21	350	360
Alphabet Inc.	1.998%	8/15/26	1,500	1,583
Altera Corp.	4.100%	11/15/23	750	808
Amphenol Corp.	3.200%	4/1/24	200	201
Amphenol Corp.	2.050%	3/1/25	170	162
Amphenol Corp.	2.800%	2/15/30	750	689

Analog Devices Inc.	2.500%	12/5/21	300	297
Analog Devices Inc.	2.875%	6/1/23	1,375	1,387
Analog Devices Inc.	3.125%	12/5/23	400	405
Analog Devices Inc.	3.900%	12/15/25	50	52
Analog Devices Inc.	3.500%	12/5/26	500	507
Apple Inc.	2.850%	5/6/21	1,975	2,015
Apple Inc.	1.550%	8/4/21	1,400	1,407
Apple Inc.	2.150%	2/9/22	1,300	1,328
Apple Inc.	2.500%	2/9/22	1,250	1,284
Apple Inc.	2.300%	5/11/22	725	743
Apple Inc.	2.700%	5/13/22	1,725	1,800
Apple Inc.	2.100%	9/12/22	500	508
Apple Inc.	2.400%	1/13/23	725	748
Apple Inc.	2.850%	2/23/23	1,634	1,707
Apple Inc.	2.400%	5/3/23	3,790	3,935
Apple Inc.	3.000%	2/9/24	1,375	1,447
Apple Inc.	2.850%	5/11/24	2,500	2,644
Apple Inc.	1.800%	9/11/24	1,500	1,527
Apple Inc.	2.750%	1/13/25	1,200	1,269
Apple Inc.	3.250%	2/23/26	3,805	4,140
Apple Inc.	2.450%	8/4/26	500	525
Apple Inc.	2.050%	9/11/26	750	774
Apple Inc.	3.350%	2/9/27	200	218
Apple Inc.	3.200%	5/11/27	2,700	2,926
Apple Inc.	2.900%	9/12/27	1,531	1,635
Apple Inc.	3.000%	11/13/27	25	27
Apple Inc.	2.200%	9/11/29	1,250	1,277
Apple Inc.	4.500%	2/23/36	825	1,023
Apple Inc.	3.850%	5/4/43	2,025	2,412
Apple Inc.	4.450%	5/6/44	625	801
Apple Inc.	3.450%	2/9/45	1,344	1,523
Apple Inc.	4.375%	5/13/45	1,275	1,634
Apple Inc.	4.650%	2/23/46	2,720	3,608
Apple Inc.	3.850%	8/4/46	1,350	1,627
Apple Inc.	4.250%	2/9/47	800	1,042
Apple Inc.	3.750%	9/12/47	1,842	2,263
Apple Inc.	2.950%	9/11/49	1,300	1,377
Applied Materials Inc.	4.300%	6/15/21	1,000	1,030
Applied Materials Inc.	3.900%	10/1/25	550	582
Applied Materials Inc.	3.300%	4/1/27	865	920
Applied Materials Inc.	5.100%	10/1/35	400	512
Applied Materials Inc.	5.850%	6/15/41	250	357
Applied Materials Inc.	4.350%	4/1/47	725	928
Arrow Electronics Inc.	3.500%	4/1/22	325	330
Arrow Electronics Inc.	4.500%	3/1/23	400	417
Arrow Electronics Inc.	3.250%	9/8/24	509	482
Arrow Electronics Inc.	4.000%	4/1/25	300	290
Arrow Electronics Inc.	3.875%	1/12/28	250	240
Autodesk Inc.	3.600%	12/15/22	100	103
Autodesk Inc.	4.375%	6/15/25	250	271
Autodesk Inc.	3.500%	6/15/27	375	387
Autodesk Inc.	2.850%	1/15/30	360	356
Avnet Inc.	4.875%	12/1/22	400	424
Avnet Inc.	4.625%	4/15/26	450	449
Baidu Inc.	2.875%	7/6/22	1,050	1,063
Baidu Inc.	3.500%	11/28/22	500	520
Baidu Inc.	3.875%	9/29/23	800	827

Baidu Inc.	4.375%	5/14/24	400	427
Baidu Inc.	3.625%	7/6/27	325	338
Baidu Inc.	4.375%	3/29/28	400	431
Baidu Inc.	4.875%	11/14/28	300	337
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	2,685	2,659
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	925	901
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	2,525	2,505
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	1,925	1,806
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	3,150	2,995
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	1,000	925
8 Broadcom Inc.	3.125%	4/15/21	1,500	1,482
8 Broadcom Inc.	3.125%	10/15/22	1,200	1,188
8 Broadcom Inc.	3.625%	10/15/24	1,721	1,688
8 Broadcom Inc.	4.250%	4/15/26	1,600	1,608
8 Broadcom Inc.	4.750%	4/15/29	1,325	1,345
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	321
Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	327
CA Inc.	3.600%	8/15/22	500	466
Cadence Design Systems Inc.	4.375%	10/15/24	279	296
Cisco Systems Inc.	2.600%	2/28/23	250	258
Cisco Systems Inc.	2.200%	9/20/23	500	511
Cisco Systems Inc.	3.625%	3/4/24	2,000	2,146
Cisco Systems Inc.	2.950%	2/28/26	550	579
Cisco Systems Inc.	2.500%	9/20/26	1,150	1,217
Cisco Systems Inc.	5.900%	2/15/39	1,400	2,069
Cisco Systems Inc.	5.500%	1/15/40	1,275	1,833
Citrix Systems Inc.	4.500%	12/1/27	300	305
Citrix Systems Inc.	3.300%	3/1/30	300	278
Corning Inc.	2.900%	5/15/22	625	630
Corning Inc.	4.700%	3/15/37	750	816
Corning Inc.	5.750%	8/15/40	665	807
Corning Inc.	4.750%	3/15/42	300	329
Corning Inc.	4.375%	11/15/57	650	676
Corning Inc.	5.450%	11/15/79	500	525
8 Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	2,916
8 Dell International LLC / EMC Corp.	4.000%	7/15/24	625	631
8 Dell International LLC / EMC Corp.	6.020%	6/15/26	4,500	4,675
8 Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	996
8 Dell International LLC / EMC Corp.	5.300%	10/1/29	1,150	1,118
8 Dell International LLC / EMC Corp.	8.100%	7/15/36	1,300	1,496
8 Dell International LLC / EMC Corp.	8.350%	7/15/46	1,000	1,182
8 Dell International LLC/EMC Corp.	4.420%	6/15/21	3,575	3,597
DXC Technology Co.	4.250%	4/15/24	1,050	1,084
Equifax Inc.	2.300%	6/1/21	875	850
Equifax Inc.	3.600%	8/15/21	125	123
Equifax Inc.	3.950%	6/15/23	225	218
Equifax Inc.	2.600%	12/1/24	200	193
Equinix Inc.	2.625%	11/18/24	800	756
Equinix Inc.	5.875%	1/15/26	500	500
Equinix Inc.	2.900%	11/18/26	500	463
Equinix Inc.	5.375%	5/15/27	500	499

Equinix Inc.	3.200%	11/18/29	1,000	926
Fidelity National Information Services Inc.	3.500%	4/15/23	530	545
Fidelity National Information Services Inc.	3.875%	6/5/24	588	628
Fidelity National Information Services Inc.	3.000%	8/15/26	993	1,014
Fidelity National Information Services Inc.	3.750%	5/21/29	500	543
Fiserv Inc.	3.800%	10/1/23	1,000	1,045
Fiserv Inc.	2.750%	7/1/24	1,600	1,590
Fiserv Inc.	3.850%	6/1/25	700	744
Fiserv Inc.	3.200%	7/1/26	1,300	1,340
Fiserv Inc.	3.500%	7/1/29	2,005	2,083
Fiserv Inc.	4.400%	7/1/49	1,450	1,542
Flex Ltd.	5.000%	2/15/23	500	501
Flex Ltd.	4.750%	6/15/25	25	25
Flex Ltd.	4.875%	6/15/29	200	191
FLIR Systems Inc.	3.125%	6/15/21	200	200
Global Payments Inc.	2.650%	2/15/25	650	640
Global Payments Inc.	4.450%	6/1/28	300	316
Global Payments Inc.	3.200%	8/15/29	1,100	1,074
Global Payments Inc.	4.150%	8/15/49	200	193
Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,890	1,899
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,165
Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	294
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,633
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,053
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,050	1,219
HP Inc.	4.050%	9/15/22	401	390
HP Inc.	6.000%	9/15/41	610	662
IBM Credit LLC	3.600%	11/30/21	425	437
IBM Credit LLC	2.200%	9/8/22	750	754
IBM Credit LLC	3.000%	2/6/23	850	877
Intel Corp.	1.700%	5/19/21	500	501
Intel Corp.	3.300%	10/1/21	1,425	1,465
Intel Corp.	3.100%	7/29/22	625	649
Intel Corp.	2.700%	12/15/22	768	796
Intel Corp.	2.875%	5/11/24	2,675	2,802
Intel Corp.	3.400%	3/25/25	300	327
Intel Corp.	3.700%	7/29/25	2,005	2,164
Intel Corp.	2.600%	5/19/26	1,140	1,165
Intel Corp.	2.450%	11/15/29	1,400	1,429
Intel Corp.	3.900%	3/25/30	165	189
Intel Corp.	4.000%	12/15/32	1,125	1,285
Intel Corp.	4.800%	10/1/41	665	834
Intel Corp.	4.100%	5/19/46	1,050	1,236
Intel Corp.	4.100%	5/11/47	800	963
Intel Corp.	3.734%	12/8/47	2,200	2,561
Intel Corp.	3.250%	11/15/49	600	649
Intel Corp.	4.750%	3/25/50	1,035	1,376
Intel Corp.	3.100%	2/15/60	600	620
Intel Corp.	4.950%	3/25/60	355	480
International Business Machines Corp.	2.850%	5/13/22	2,200	2,259
International Business Machines Corp.	1.875%	8/1/22	1,900	1,916
International Business Machines Corp.	2.875%	11/9/22	1,150	1,190
International Business Machines Corp.	3.375%	8/1/23	1,100	1,155
International Business Machines Corp.	3.625%	2/12/24	1,400	1,492
International Business Machines Corp.	3.000%	5/15/24	2,500	2,629
International Business Machines Corp.	3.450%	2/19/26	900	962
International Business Machines Corp.	3.300%	5/15/26	2,365	2,536

International Business Machines Corp.	3.500%	5/15/29	2,725	2,960
International Business Machines Corp.	4.150%	5/15/39	1,350	1,525
International Business Machines Corp.	5.600%	11/30/39	514	684
International Business Machines Corp.	4.000%	6/20/42	730	829
International Business Machines Corp.	4.250%	5/15/49	2,200	2,586
Jabil Inc.	3.950%	1/12/28	400	385
Jabil Inc.	3.600%	1/15/30	500	442
Juniper Networks Inc.	4.350%	6/15/25	250	242
Juniper Networks Inc.	3.750%	8/15/29	1,000	979
Juniper Networks Inc.	5.950%	3/15/41	150	161
Keysight Technologies Inc.	4.550%	10/30/24	734	764
Keysight Technologies Inc.	4.600%	4/6/27	375	404
Keysight Technologies Inc.	3.000%	10/30/29	425	402
KLA Corp.	4.650%	11/1/24	825	880
KLA Corp.	4.100%	3/15/29	300	316
KLA Corp.	5.000%	3/15/49	800	948
KLA Corp.	3.300%	3/1/50	200	187
Lam Research Corp.	2.800%	6/15/21	450	456
Lam Research Corp.	3.800%	3/15/25	501	509
Lam Research Corp.	3.750%	3/15/26	600	637
Lam Research Corp.	4.000%	3/15/29	600	665
Lam Research Corp.	4.875%	3/15/49	500	649
Marvell Technology Group Ltd.	4.200%	6/22/23	425	430
Marvell Technology Group Ltd.	4.875%	6/22/28	300	310
Maxim Integrated Products Inc.	3.375%	3/15/23	400	408
Maxim Integrated Products Inc.	3.450%	6/15/27	250	250
Microchip Technology Inc.	3.922%	6/1/21	500	484
Microchip Technology Inc.	4.333%	6/1/23	500	499
Micron Technology Inc.	4.640%	2/6/24	275	278
Micron Technology Inc.	4.975%	2/6/26	275	281
Micron Technology Inc.	4.185%	2/15/27	750	758
Micron Technology Inc.	5.327%	2/6/29	575	627
Micron Technology Inc.	4.663%	2/15/30	300	315
Microsoft Corp.	2.400%	2/6/22	3,055	3,138
Microsoft Corp.	2.375%	2/12/22	1,600	1,645
Microsoft Corp.	2.650%	11/3/22	1,000	1,049
Microsoft Corp.	2.375%	5/1/23	250	260
Microsoft Corp.	2.000%	8/8/23	1,900	1,963
Microsoft Corp.	2.875%	2/6/24	1,713	1,826
Microsoft Corp.	3.125%	11/3/25	2,270	2,483
Microsoft Corp.	2.400%	8/8/26	2,700	2,869
Microsoft Corp.	3.300%	2/6/27	1,300	1,442
Microsoft Corp.	3.500%	2/12/35	1,325	1,548
Microsoft Corp.	4.200%	11/3/35	1,000	1,250
Microsoft Corp.	3.450%	8/8/36	950	1,060
Microsoft Corp.	4.100%	2/6/37	1,650	1,997
Microsoft Corp.	4.500%	10/1/40	169	220
Microsoft Corp.	3.500%	11/15/42	1,510	1,744
Microsoft Corp.	3.750%	5/1/43	610	725
Microsoft Corp.	4.875%	12/15/43	705	959
Microsoft Corp.	3.750%	2/12/45	1,150	1,385
Microsoft Corp.	4.450%	11/3/45	2,025	2,659
Microsoft Corp.	3.700%	8/8/46	3,075	3,641
Microsoft Corp.	4.250%	2/6/47	2,300	2,967
Microsoft Corp.	4.000%	2/12/55	4,750	6,000
Microsoft Corp.	3.950%	8/8/56	600	751
Motorola Solutions Inc.	3.750%	5/15/22	338	338

Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,181
Motorola Solutions Inc.	4.000%	9/1/24	300	298
Motorola Solutions Inc.	4.600%	2/23/28	550	562
Motorola Solutions Inc.	4.600%	5/23/29	500	525
Motorola Solutions Inc.	5.500%	9/1/44	300	310
NetApp Inc.	3.375%	6/15/21	850	852
NetApp Inc.	3.300%	9/29/24	300	302
NVIDIA Corp.	2.200%	9/16/21	815	822
NVIDIA Corp.	3.200%	9/16/26	764	827
NVIDIA Corp.	2.850%	4/1/30	1,050	1,093
NVIDIA Corp.	3.500%	4/1/40	700	739
NVIDIA Corp.	3.500%	4/1/50	965	1,037
NVIDIA Corp.	3.700%	4/1/60	350	389
8 NXP BV / NXP Funding LLC	4.875%	3/1/24	800	843
8 NXP BV / NXP Funding LLC	5.350%	3/1/26	787	829
8 NXP BV / NXP Funding LLC	5.550%	12/1/28	675	716
8 NXP BV / NXP Funding LLC / NXP USA
Inc.	3.875%	6/18/26	300	290
8 NXP BV / NXP Funding LLC / NXP USA
Inc.	4.300%	6/18/29	750	772
Oracle Corp.	1.900%	9/15/21	6,800	6,822
Oracle Corp.	2.500%	5/15/22	1,037	1,054
Oracle Corp.	2.400%	9/15/23	1,720	1,756
Oracle Corp.	3.400%	7/8/24	1,100	1,176
Oracle Corp.	2.950%	11/15/24	1,510	1,595
Oracle Corp.	2.500%	4/1/25	1,700	1,736
Oracle Corp.	2.650%	7/15/26	5,000	5,128
Oracle Corp.	2.800%	4/1/27	1,800	1,838
Oracle Corp.	2.950%	4/1/30	2,500	2,521
Oracle Corp.	3.250%	5/15/30	275	293
Oracle Corp.	4.300%	7/8/34	1,350	1,578
Oracle Corp.	3.900%	5/15/35	1,375	1,484
Oracle Corp.	3.850%	7/15/36	780	818
Oracle Corp.	3.800%	11/15/37	1,425	1,469
Oracle Corp.	6.125%	7/8/39	500	672
Oracle Corp.	3.600%	4/1/40	2,400	2,406
Oracle Corp.	5.375%	7/15/40	2,660	3,578
Oracle Corp.	4.500%	7/8/44	685	791
Oracle Corp.	4.125%	5/15/45	1,025	1,187
Oracle Corp.	4.000%	7/15/46	2,340	2,544
Oracle Corp.	4.000%	11/15/47	775	848
Oracle Corp.	3.600%	4/1/50	3,100	3,098
Oracle Corp.	4.375%	5/15/55	650	790
Oracle Corp.	3.850%	4/1/60	3,000	3,054
PayPal Holdings Inc.	2.200%	9/26/22	800	790
PayPal Holdings Inc.	2.400%	10/1/24	400	392
PayPal Holdings Inc.	2.650%	10/1/26	900	883
PayPal Holdings Inc.	2.850%	10/1/29	1,000	994
QUALCOMM Inc.	3.000%	5/20/22	1,625	1,658
QUALCOMM Inc.	2.600%	1/30/23	1,250	1,280
QUALCOMM Inc.	2.900%	5/20/24	1,225	1,264
QUALCOMM Inc.	3.450%	5/20/25	2,230	2,388
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,212
QUALCOMM Inc.	4.650%	5/20/35	800	995
QUALCOMM Inc.	4.800%	5/20/45	1,000	1,271
QUALCOMM Inc.	4.300%	5/20/47	375	450
salesforce.com Inc.	3.250%	4/11/23	825	857

salesforce.com Inc.	3.700%	4/11/28	1,175	1,297
Seagate HDD Cayman	4.250%	3/1/22	175	175
Seagate HDD Cayman	4.750%	6/1/23	244	245
Seagate HDD Cayman	4.875%	3/1/24	375	368
Seagate HDD Cayman	4.750%	1/1/25	771	754
Seagate HDD Cayman	5.750%	12/1/34	400	360
Tech Data Corp.	3.700%	2/15/22	425	433
Texas Instruments Inc.	2.750%	3/12/21	250	251
Texas Instruments Inc.	1.850%	5/15/22	500	508
Texas Instruments Inc.	2.625%	5/15/24	225	231
Texas Instruments Inc.	2.900%	11/3/27	400	416
Texas Instruments Inc.	2.250%	9/4/29	600	600
Texas Instruments Inc.	3.875%	3/15/39	600	695
Texas Instruments Inc.	4.150%	5/15/48	1,225	1,517
Total System Services Inc.	3.800%	4/1/21	725	744
Total System Services Inc.	3.750%	6/1/23	500	501
Total System Services Inc.	4.000%	6/1/23	475	481
Total System Services Inc.	4.800%	4/1/26	600	662
Trimble Inc.	4.150%	6/15/23	100	107
Trimble Inc.	4.750%	12/1/24	300	324
Trimble Inc.	4.900%	6/15/28	400	431
Tyco Electronics Group SA	3.500%	2/3/22	725	734
Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,045
Tyco Electronics Group SA	3.125%	8/15/27	450	464
Tyco Electronics Group SA	7.125%	10/1/37	550	738
Verisk Analytics Inc.	5.800%	5/1/21	325	336
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,355
Verisk Analytics Inc.	4.000%	6/15/25	125	133
Verisk Analytics Inc.	4.125%	3/15/29	900	950
Verisk Analytics Inc.	5.500%	6/15/45	600	748
VMware Inc.	2.950%	8/21/22	1,310	1,302
VMware Inc.	3.900%	8/21/27	1,050	1,039
Xilinx Inc.	3.000%	3/15/21	1,300	1,290
Xilinx Inc.	2.950%	6/1/24	500	504

Transportation (0.3%)
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	152	140
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	578	543
5 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	363	323
5 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	700	604
5 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	90	82
5 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	231	212
5 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	375	323
5 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	855	777
5 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	131	112
5 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	196	171

5 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	426	389
5 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	368	332
5 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	217	188
5 BNSF Funding Trust I	6.613%	12/15/55	325	314
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	417
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	417
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	428
Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	245
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	636
Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	664
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	415
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	421
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	258
Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	289
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	853
Burlington Northern Santa Fe LLC	3.250%	6/15/27	375	406
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	165
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	516
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	807
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	445
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,146
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	241
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	652
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	564
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	994
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	635
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	995
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	715
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	579
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	361
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	605
Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	261
Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	989
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	669
Canadian National Railway Co.	2.850%	12/15/21	525	527
Canadian National Railway Co.	2.950%	11/21/24	288	284
Canadian National Railway Co.	2.750%	3/1/26	375	404
Canadian National Railway Co.	6.250%	8/1/34	350	485
Canadian National Railway Co.	6.200%	6/1/36	350	498
Canadian National Railway Co.	6.375%	11/15/37	350	523
Canadian Pacific Railway Co.	4.450%	3/15/23	430	463
Canadian Pacific Railway Co.	2.900%	2/1/25	100	102
Canadian Pacific Railway Co.	2.050%	3/5/30	350	325
Canadian Pacific Railway Co.	7.125%	10/15/31	225	323
Canadian Pacific Railway Co.	5.750%	3/15/33	425	605
Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,094
Canadian Pacific Railway Co.	4.800%	8/1/45	175	209
Canadian Pacific Railway Co.	6.125%	9/15/15	755	1,022
CH Robinson Worldwide Inc.	4.200%	4/15/28	100	111
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	612	600
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	455	454
CSX Corp.	4.250%	6/1/21	900	917

CSX Corp.	3.700%	11/1/23	200	206
CSX Corp.	3.400%	8/1/24	400	416
CSX Corp.	3.350%	11/1/25	400	427
CSX Corp.	3.250%	6/1/27	650	665
CSX Corp.	3.800%	3/1/28	1,275	1,355
CSX Corp.	4.250%	3/15/29	900	985
CSX Corp.	2.400%	2/15/30	1,525	1,467
CSX Corp.	6.220%	4/30/40	599	783
CSX Corp.	5.500%	4/15/41	425	514
CSX Corp.	4.750%	5/30/42	460	518
CSX Corp.	4.400%	3/1/43	93	100
CSX Corp.	4.100%	3/15/44	800	799
CSX Corp.	4.300%	3/1/48	1,000	1,089
CSX Corp.	4.500%	3/15/49	900	1,003
CSX Corp.	3.800%	4/15/50	130	137
CSX Corp.	4.250%	11/1/66	500	495
CSX Corp.	4.650%	3/1/68	275	284
5 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	238	245
5 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	302	297
5 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	430	415
5 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	400	363
Delta Air Lines Inc.	2.600%	12/4/20	300	286
Delta Air Lines Inc.	3.400%	4/19/21	500	450
Delta Air Lines Inc.	3.625%	3/15/22	750	701
Delta Air Lines Inc.	3.800%	4/19/23	625	587
Delta Air Lines Inc.	2.900%	10/28/24	700	560
Delta Air Lines Inc.	3.750%	10/28/29	375	300
FedEx Corp.	2.625%	8/1/22	1,470	1,436
FedEx Corp.	4.000%	1/15/24	450	466
FedEx Corp.	3.250%	4/1/26	500	506
FedEx Corp.	3.300%	3/15/27	350	348
FedEx Corp.	3.400%	2/15/28	1,000	990
FedEx Corp.	3.100%	8/5/29	825	814
FedEx Corp.	3.900%	2/1/35	200	187
FedEx Corp.	3.875%	8/1/42	200	177
FedEx Corp.	4.100%	4/15/43	300	277
FedEx Corp.	5.100%	1/15/44	600	595
FedEx Corp.	4.750%	11/15/45	975	936
FedEx Corp.	4.550%	4/1/46	1,150	1,056
FedEx Corp.	4.400%	1/15/47	800	732
FedEx Corp.	4.500%	2/1/65	150	129
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	409
JB Hunt Transport Services Inc.	3.875%	3/1/26	150	156
5 JetBlue 2019-1 Class AA Pass Through
Trust	2.750%	5/15/32	500	436
Kansas City Southern	3.000%	5/15/23	400	394
Kansas City Southern	2.875%	11/15/29	350	339
Kansas City Southern	4.300%	5/15/43	250	260
Kansas City Southern	4.950%	8/15/45	400	434
Kirby Corp.	4.200%	3/1/28	1,200	1,211
5 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	191	153
Norfolk Southern Corp.	3.250%	12/1/21	325	329

Norfolk Southern Corp.	3.000%	4/1/22	475	473
Norfolk Southern Corp.	2.903%	2/15/23	780	792
Norfolk Southern Corp.	3.850%	1/15/24	200	209
Norfolk Southern Corp.	5.590%	5/17/25	164	187
Norfolk Southern Corp.	3.650%	8/1/25	75	75
Norfolk Southern Corp.	7.800%	5/15/27	100	138
Norfolk Southern Corp.	3.150%	6/1/27	125	127
Norfolk Southern Corp.	3.800%	8/1/28	450	483
Norfolk Southern Corp.	2.550%	11/1/29	700	674
Norfolk Southern Corp.	4.837%	10/1/41	565	660
Norfolk Southern Corp.	3.950%	10/1/42	425	448
Norfolk Southern Corp.	4.450%	6/15/45	275	297
Norfolk Southern Corp.	4.650%	1/15/46	200	237
Norfolk Southern Corp.	3.942%	11/1/47	150	156
Norfolk Southern Corp.	4.150%	2/28/48	50	53
Norfolk Southern Corp.	4.100%	5/15/49	315	327
Norfolk Southern Corp.	3.400%	11/1/49	330	319
Norfolk Southern Corp.	4.050%	8/15/52	973	1,044
Norfolk Southern Corp.	6.000%	3/15/05	160	193
Ryder System Inc.	3.500%	6/1/21	300	302
Ryder System Inc.	2.250%	9/1/21	100	100
Ryder System Inc.	2.875%	6/1/22	350	339
Ryder System Inc.	3.400%	3/1/23	350	354
Ryder System Inc.	3.750%	6/9/23	1,490	1,491
Ryder System Inc.	3.650%	3/18/24	550	558
Ryder System Inc.	2.500%	9/1/24	250	238
Ryder System Inc.	2.900%	12/1/26	325	318
Southwest Airlines Co.	2.750%	11/16/22	100	92
Southwest Airlines Co.	3.000%	11/15/26	400	348
Southwest Airlines Co.	3.450%	11/16/27	240	218
Southwest Airlines Co.	2.625%	2/10/30	350	294
5 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	51	54
5 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	249	219
Union Pacific Corp.	3.200%	6/8/21	600	606
Union Pacific Corp.	2.950%	3/1/22	400	406
Union Pacific Corp.	4.163%	7/15/22	100	103
Union Pacific Corp.	2.950%	1/15/23	650	655
Union Pacific Corp.	2.750%	4/15/23	200	200
Union Pacific Corp.	3.500%	6/8/23	600	620
Union Pacific Corp.	3.646%	2/15/24	325	336
Union Pacific Corp.	3.150%	3/1/24	400	416
Union Pacific Corp.	3.250%	1/15/25	400	409
Union Pacific Corp.	3.750%	7/15/25	600	642
Union Pacific Corp.	3.250%	8/15/25	900	957
Union Pacific Corp.	2.750%	3/1/26	648	644
Union Pacific Corp.	2.150%	2/5/27	400	389
Union Pacific Corp.	3.000%	4/15/27	240	239
Union Pacific Corp.	3.950%	9/10/28	800	861
Union Pacific Corp.	3.700%	3/1/29	800	855
Union Pacific Corp.	2.400%	2/5/30	300	290
Union Pacific Corp.	3.375%	2/1/35	900	919
Union Pacific Corp.	3.600%	9/15/37	708	738
Union Pacific Corp.	4.375%	9/10/38	625	712
Union Pacific Corp.	4.250%	4/15/43	400	449
Union Pacific Corp.	4.150%	1/15/45	400	441

Union Pacific Corp.	4.050%	11/15/45	250	271
Union Pacific Corp.	3.350%	8/15/46	550	552
Union Pacific Corp.	4.300%	3/1/49	800	891
Union Pacific Corp.	3.799%	10/1/51	1,082	1,168
Union Pacific Corp.	3.950%	8/15/59	425	445
8 Union Pacific Corp.	3.839%	3/20/60	1,106	1,175
Union Pacific Corp.	4.375%	11/15/65	800	867
Union Pacific Corp.	4.100%	9/15/67	350	359
Union Pacific Corp.	3.750%	2/5/70	400	422
5 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	509	532
5 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	563	561
5 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	200	198
5 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	228	222
5 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	347	308
5 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	477	436
5 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	444	404
5 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	475	460
United Parcel Service Inc.	2.050%	4/1/21	500	499
United Parcel Service Inc.	2.450%	10/1/22	800	798
United Parcel Service Inc.	2.800%	11/15/24	950	987
United Parcel Service Inc.	2.400%	11/15/26	1,575	1,606
United Parcel Service Inc.	3.050%	11/15/27	750	765
United Parcel Service Inc.	2.500%	9/1/29	400	373
United Parcel Service Inc.	6.200%	1/15/38	820	1,125
United Parcel Service Inc.	4.875%	11/15/40	350	411
United Parcel Service Inc.	3.625%	10/1/42	175	172
United Parcel Service Inc.	3.400%	11/15/46	390	382
United Parcel Service Inc.	4.250%	3/15/49	800	877
United Parcel Service Inc.	5.300%	4/1/50	425	554
5 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	130	120
				2,333,445
Utilities (0.8%)
Electric (0.7%)
AEP Texas Inc.	2.400%	10/1/22	300	301
AEP Texas Inc.	3.950%	6/1/28	400	430
AEP Texas Inc.	3.800%	10/1/47	250	242
AEP Transmission Co. LLC	3.100%	12/1/26	200	209
AEP Transmission Co. LLC	4.000%	12/1/46	325	338
AEP Transmission Co. LLC	3.750%	12/1/47	450	465
AEP Transmission Co. LLC	4.250%	9/15/48	325	349
AEP Transmission Co. LLC	3.800%	6/15/49	270	273
AEP Transmission Co. LLC	3.150%	9/15/49	70	64
AEP Transmission Co. LLC	3.650%	4/1/50	300	310
Alabama Power Co.	2.450%	3/30/22	975	987
Alabama Power Co.	3.550%	12/1/23	700	725
Alabama Power Co.	6.000%	3/1/39	100	130
Alabama Power Co.	3.850%	12/1/42	125	111
Alabama Power Co.	4.150%	8/15/44	300	325

Alabama Power Co.	3.750%	3/1/45	570	588
Alabama Power Co.	4.300%	1/2/46	300	338
Alabama Power Co.	3.700%	12/1/47	325	341
Alabama Power Co.	3.450%	10/1/49	1,000	1,017
Ameren Corp.	3.650%	2/15/26	440	440
Ameren Corp.	3.500%	1/15/31	50	50
Ameren Illinois Co.	2.700%	9/1/22	250	249
Ameren Illinois Co.	3.250%	3/1/25	275	275
Ameren Illinois Co.	3.800%	5/15/28	350	377
Ameren Illinois Co.	4.150%	3/15/46	475	525
Ameren Illinois Co.	3.700%	12/1/47	350	367
Ameren Illinois Co.	3.250%	3/15/50	240	240
American Electric Power Co. Inc.	3.650%	12/1/21	425	412
Appalachian Power Co.	3.400%	6/1/25	400	419
Appalachian Power Co.	7.000%	4/1/38	260	350
Appalachian Power Co.	4.400%	5/15/44	575	611
Appalachian Power Co.	4.500%	3/1/49	400	429
Arizona Public Service Co.	3.150%	5/15/25	500	514
Arizona Public Service Co.	2.950%	9/15/27	300	301
Arizona Public Service Co.	5.050%	9/1/41	525	608
Arizona Public Service Co.	4.500%	4/1/42	325	366
Arizona Public Service Co.	4.350%	11/15/45	50	56
Arizona Public Service Co.	3.750%	5/15/46	215	225
Avangrid Inc.	3.150%	12/1/24	957	944
Avista Corp.	4.350%	6/1/48	300	329
Baltimore Gas & Electric Co.	3.350%	7/1/23	900	908
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	215
Baltimore Gas & Electric Co.	6.350%	10/1/36	725	921
Baltimore Gas & Electric Co.	3.750%	8/15/47	250	264
Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	151
Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	261
Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	261
Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	515
8 Berkshire Hathaway Energy Co.	3.700%	7/15/30	500	535
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,682
Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	516
Berkshire Hathaway Energy Co.	5.150%	11/15/43	950	1,156
Berkshire Hathaway Energy Co.	4.500%	2/1/45	405	466
Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	258
Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	410
8 Berkshire Hathaway Energy Co.	4.250%	10/15/50	500	571
Black Hills Corp.	3.950%	1/15/26	250	251
Black Hills Corp.	3.150%	1/15/27	325	317
Black Hills Corp.	3.050%	10/15/29	170	161
Black Hills Corp.	4.350%	5/1/33	350	395
Black Hills Corp.	4.200%	9/15/46	250	234
Black Hills Corp.	3.875%	10/15/49	240	205
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,618
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	236
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	149
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	617
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	364
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	100	118
CenterPoint Energy Inc.	3.600%	11/1/21	300	299
CenterPoint Energy Inc.	2.500%	9/1/22	400	385
CenterPoint Energy Inc.	3.850%	2/1/24	500	503
CenterPoint Energy Inc.	2.500%	9/1/24	400	392

CenterPoint Energy Inc.	4.250%	11/1/28	375	393
CenterPoint Energy Inc.	2.950%	3/1/30	850	803
CenterPoint Energy Inc.	3.700%	9/1/49	100	96
Cleco Corporate Holdings LLC	3.743%	5/1/26	425	408
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	290
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,447
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	392
CMS Energy Corp.	5.050%	3/15/22	500	516
CMS Energy Corp.	3.450%	8/15/27	300	300
CMS Energy Corp.	4.875%	3/1/44	275	293
Commonwealth Edison Co.	2.950%	8/15/27	275	278
Commonwealth Edison Co.	5.900%	3/15/36	500	622
Commonwealth Edison Co.	6.450%	1/15/38	750	983
Commonwealth Edison Co.	4.700%	1/15/44	825	961
Commonwealth Edison Co.	3.700%	3/1/45	625	652
Commonwealth Edison Co.	4.350%	11/15/45	400	453
Commonwealth Edison Co.	3.750%	8/15/47	500	536
Commonwealth Edison Co.	4.000%	3/1/48	275	305
Commonwealth Edison Co.	4.000%	3/1/49	700	766
Commonwealth Edison Co.	3.200%	11/15/49	250	246
Commonwealth Edison Co.	3.000%	3/1/50	250	247
Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,353
Connecticut Light & Power Co.	3.200%	3/15/27	250	260
Connecticut Light & Power Co.	4.300%	4/15/44	375	423
Connecticut Light & Power Co.	4.150%	6/1/45	75	83
Connecticut Light & Power Co.	4.000%	4/1/48	625	697
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	278
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	500	516
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	388
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,023
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	370
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	528
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,144
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	559
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	667
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	421
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	340
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	748
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	77
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	361
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	557
Consolidated Edison Inc.	2.000%	5/15/21	300	295
Consumers Energy Co.	2.850%	5/15/22	250	252
Consumers Energy Co.	3.375%	8/15/23	225	232
Consumers Energy Co.	3.800%	11/15/28	250	266
Consumers Energy Co.	3.250%	8/15/46	550	553
Consumers Energy Co.	3.950%	7/15/47	500	560
Consumers Energy Co.	4.350%	4/15/49	530	644
Consumers Energy Co.	3.100%	8/15/50	300	297
Consumers Energy Co.	3.500%	8/1/51	500	540
Delmarva Power & Light Co.	3.500%	11/15/23	125	129
Delmarva Power & Light Co.	4.150%	5/15/45	600	660
Dominion Energy Inc.	2.715%	8/15/21	250	247
Dominion Energy Inc.	2.750%	1/15/22	350	346
Dominion Energy Inc.	2.750%	9/15/22	100	99
Dominion Energy Inc.	3.071%	8/15/24	500	502
Dominion Energy Inc.	3.900%	10/1/25	425	431

Dominion Energy Inc.	2.850%	8/15/26	500	527
Dominion Energy Inc.	3.375%	4/1/30	1,300	1,287
Dominion Energy Inc.	6.300%	3/15/33	500	612
Dominion Energy Inc.	5.250%	8/1/33	200	212
Dominion Energy Inc.	7.000%	6/15/38	300	376
Dominion Energy Inc.	4.900%	8/1/41	390	404
Dominion Energy Inc.	4.050%	9/15/42	400	395
Dominion Energy Inc.	4.600%	3/15/49	500	478
5 Dominion Energy Inc.	5.750%	10/1/54	375	354
Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	508
Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	505
Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	306
Dominion Energy South Carolina Inc.	4.600%	6/15/43	325	393
Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	534
DTE Electric Co.	3.650%	3/15/24	825	855
DTE Electric Co.	3.375%	3/1/25	150	156
DTE Electric Co.	2.625%	3/1/31	400	399
DTE Electric Co.	4.000%	4/1/43	300	324
DTE Electric Co.	3.700%	3/15/45	200	214
DTE Electric Co.	3.700%	6/1/46	550	579
DTE Electric Co.	3.750%	8/15/47	450	473
DTE Electric Co.	4.050%	5/15/48	500	565
DTE Electric Co.	3.950%	3/1/49	500	572
DTE Energy Co.	2.600%	6/15/22	200	196
DTE Energy Co.	3.300%	6/15/22	250	252
DTE Energy Co.	2.250%	11/1/22	300	296
DTE Energy Co.	3.700%	8/1/23	500	505
DTE Energy Co.	3.500%	6/1/24	525	539
DTE Energy Co.	2.850%	10/1/26	675	672
DTE Energy Co.	3.800%	3/15/27	2,500	2,527
DTE Energy Co.	3.400%	6/15/29	150	157
DTE Energy Co.	2.950%	3/1/30	235	221
DTE Energy Co.	6.375%	4/15/33	100	123
Duke Energy Carolinas LLC	3.900%	6/15/21	980	996
Duke Energy Carolinas LLC	6.000%	12/1/28	300	362
Duke Energy Carolinas LLC	2.450%	8/15/29	75	74
Duke Energy Carolinas LLC	2.450%	2/1/30	400	399
Duke Energy Carolinas LLC	6.100%	6/1/37	425	539
Duke Energy Carolinas LLC	6.000%	1/15/38	325	445
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	710	863
Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,118
Duke Energy Carolinas LLC	4.000%	9/30/42	675	758
Duke Energy Carolinas LLC	3.875%	3/15/46	380	411
Duke Energy Carolinas LLC	3.700%	12/1/47	425	469
Duke Energy Carolinas LLC	3.950%	3/15/48	400	448
Duke Energy Corp.	2.400%	8/15/22	1,000	1,004
Duke Energy Corp.	3.950%	10/15/23	225	229
Duke Energy Corp.	3.750%	4/15/24	725	745
Duke Energy Corp.	2.650%	9/1/26	595	591
Duke Energy Corp.	4.800%	12/15/45	700	784
Duke Energy Corp.	3.750%	9/1/46	1,006	993
Duke Energy Florida LLC	3.200%	1/15/27	450	467
Duke Energy Florida LLC	3.800%	7/15/28	425	456
Duke Energy Florida LLC	2.500%	12/1/29	1,800	1,784
Duke Energy Florida LLC	6.350%	9/15/37	525	707
Duke Energy Florida LLC	6.400%	6/15/38	800	1,155

Duke Energy Florida LLC	3.400%	10/1/46	400	408
Duke Energy Florida LLC	4.200%	7/15/48	425	487
5 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	178	179
5 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	420
Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,618
Duke Energy Indiana LLC	4.900%	7/15/43	250	299
Duke Energy Indiana LLC	3.750%	5/15/46	375	397
Duke Energy Ohio Inc.	3.700%	6/15/46	650	694
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,157
Duke Energy Progress Llc	3.000%	9/15/21	750	759
Duke Energy Progress Llc	2.800%	5/15/22	350	354
Duke Energy Progress LLC	3.375%	9/1/23	150	155
Duke Energy Progress LLC	3.250%	8/15/25	1,650	1,740
Duke Energy Progress LLC	3.700%	9/1/28	425	451
Duke Energy Progress LLC	6.300%	4/1/38	300	386
Duke Energy Progress LLC	4.375%	3/30/44	525	588
Duke Energy Progress LLC	4.150%	12/1/44	100	110
Duke Energy Progress LLC	4.200%	8/15/45	525	576
Duke Energy Progress LLC	3.700%	10/15/46	950	1,018
Edison International	2.400%	9/15/22	550	528
Edison International	2.950%	3/15/23	750	703
Edison International	5.750%	6/15/27	100	104
El Paso Electric Co.	6.000%	5/15/35	175	196
El Paso Electric Co.	5.000%	12/1/44	250	266
Emera US Finance LP	2.700%	6/15/21	625	627
Emera US Finance LP	4.750%	6/15/46	1,485	1,382
Enel Americas SA	4.000%	10/25/26	700	651
Enel Chile SA	4.875%	6/12/28	600	584
Entergy Arkansas Inc.	3.500%	4/1/26	150	156
Entergy Corp.	4.000%	7/15/22	550	559
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,633
Entergy Louisiana LLC	5.400%	11/1/24	238	269
Entergy Louisiana LLC	2.400%	10/1/26	200	197
Entergy Louisiana LLC	3.120%	9/1/27	350	358
Entergy Louisiana LLC	3.250%	4/1/28	300	312
Entergy Louisiana LLC	3.050%	6/1/31	375	375
Entergy Louisiana LLC	4.000%	3/15/33	625	695
Entergy Louisiana LLC	4.950%	1/15/45	400	426
Entergy Louisiana LLC	4.200%	9/1/48	650	727
Entergy Mississippi LLC	2.850%	6/1/28	750	757
Entergy Mississippi LLC	3.850%	6/1/49	250	249
Entergy Texas Inc.	3.550%	9/30/49	705	714
Evergy Inc.	2.450%	9/15/24	850	833
Evergy Inc.	2.900%	9/15/29	650	620
Eversource Energy	2.750%	3/15/22	350	355
Eversource Energy	3.800%	12/1/23	350	380
Eversource Energy	2.900%	10/1/24	275	282
Eversource Energy	3.150%	1/15/25	1,475	1,448
Eversource Energy	3.300%	1/15/28	200	198
Eversource Energy	4.250%	4/1/29	325	340
Exelon Corp.	2.450%	4/15/21	250	248
Exelon Corp.	3.497%	6/1/22	500	485
Exelon Corp.	3.950%	6/15/25	600	615
Exelon Corp.	3.400%	4/15/26	1,500	1,480
Exelon Corp.	4.050%	4/15/30	225	230
Exelon Corp.	4.950%	6/15/35	800	853
Exelon Corp.	5.625%	6/15/35	415	475

Exelon Corp.	5.100%	6/15/45	180	194
Exelon Corp.	4.450%	4/15/46	500	503
Exelon Corp.	4.700%	4/15/50	200	210
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	971
Exelon Generation Co. LLC	4.250%	6/15/22	400	385
Exelon Generation Co. LLC	5.750%	10/1/41	325	292
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	991
FirstEnergy Corp.	2.850%	7/15/22	450	449
FirstEnergy Corp.	4.250%	3/15/23	200	199
FirstEnergy Corp.	3.900%	7/15/27	500	508
FirstEnergy Corp.	2.650%	3/1/30	175	166
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,770
FirstEnergy Corp.	4.850%	7/15/47	1,008	1,125
FirstEnergy Corp.	3.400%	3/1/50	350	338
Florida Power & Light Co.	5.625%	4/1/34	225	293
Florida Power & Light Co.	4.950%	6/1/35	50	62
Florida Power & Light Co.	5.650%	2/1/37	325	424
Florida Power & Light Co.	5.950%	2/1/38	175	235
Florida Power & Light Co.	5.960%	4/1/39	225	305
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,901
Florida Power & Light Co.	4.050%	6/1/42	475	521
Florida Power & Light Co.	3.800%	12/15/42	325	342
Florida Power & Light Co.	4.050%	10/1/44	450	511
Florida Power & Light Co.	3.700%	12/1/47	550	598
Florida Power & Light Co.	3.950%	3/1/48	800	944
Florida Power & Light Co.	3.990%	3/1/49	500	571
Florida Power & Light Co.	3.150%	10/1/49	580	601
Fortis Inc.	3.055%	10/4/26	754	721
Georgia Power Co.	2.400%	4/1/21	1,150	1,154
Georgia Power Co.	2.850%	5/15/22	300	298
Georgia Power Co.	2.100%	7/30/23	475	464
Georgia Power Co.	2.200%	9/15/24	395	416
Georgia Power Co.	3.250%	4/1/26	256	260
Georgia Power Co.	3.250%	3/30/27	550	561
Georgia Power Co.	2.650%	9/15/29	250	272
Georgia Power Co.	4.750%	9/1/40	625	622
Georgia Power Co.	4.300%	3/15/42	575	617
Georgia Power Co.	4.300%	3/15/43	250	265
Georgia Power Co.	3.700%	1/30/50	250	256
Great Plains Energy Inc.	4.850%	6/1/21	295	295
Gulf Power Co.	3.300%	5/30/27	250	257
Iberdrola International BV	6.750%	7/15/36	175	246
Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,061
Indiana Michigan Power Co.	3.750%	7/1/47	550	536
Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,136
Interstate Power & Light Co.	4.100%	9/26/28	450	485
Interstate Power & Light Co.	3.600%	4/1/29	240	244
Interstate Power & Light Co.	6.250%	7/15/39	250	315
Interstate Power & Light Co.	3.700%	9/15/46	250	241
ITC Holdings Corp.	2.700%	11/15/22	400	397
ITC Holdings Corp.	3.650%	6/15/24	300	299
ITC Holdings Corp.	3.350%	11/15/27	400	406
ITC Holdings Corp.	5.300%	7/1/43	900	982
5 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	154	185
Kansas City Power & Light Co.	3.150%	3/15/23	220	219
Kansas City Power & Light Co.	5.300%	10/1/41	480	576

Kansas City Power & Light Co.	4.200%	6/15/47	225	249
Kentucky Utilities Co.	5.125%	11/1/40	650	798
Louisville Gas & Electric Co.	3.300%	10/1/25	250	263
MidAmerican Energy Co.	3.100%	5/1/27	450	462
MidAmerican Energy Co.	6.750%	12/30/31	725	1,017
MidAmerican Energy Co.	5.800%	10/15/36	775	1,008
MidAmerican Energy Co.	4.800%	9/15/43	300	351
MidAmerican Energy Co.	3.650%	8/1/48	575	618
MidAmerican Energy Co.	4.250%	7/15/49	1,600	1,870
Mississippi Power Co.	4.250%	3/15/42	375	383
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	250	250
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	175	175
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	1,400	1,395
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,600	1,618
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	77
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	500	518
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	250	267
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	1,533	1,616
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	425	402
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,014	1,124
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	94
5 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	312
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	800	914
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	400	449
Nevada Power Co.	3.700%	5/1/29	500	528
Nevada Power Co.	2.400%	5/1/30	290	281
Nevada Power Co.	6.650%	4/1/36	410	542
Nevada Power Co.	3.125%	8/1/50	300	280
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	140	141
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	500	499
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	858
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	640
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	512
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	205
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	715
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	361
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	290
5 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	376
5 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	278
Northern States Power Co.	6.250%	6/1/36	325	436
Northern States Power Co.	6.200%	7/1/37	250	336
Northern States Power Co.	5.350%	11/1/39	375	491
Northern States Power Co.	3.400%	8/15/42	410	377

Northern States Power Co.	4.000%	8/15/45	200	201
Northern States Power Co.	2.900%	3/1/50	1,890	1,874
NorthWestern Corp.	4.176%	11/15/44	250	256
NSTAR Electric Co.	2.375%	10/15/22	125	124
NSTAR Electric Co.	3.200%	5/15/27	550	554
NSTAR Electric Co.	3.250%	5/15/29	300	310
NSTAR Electric Co.	5.500%	3/15/40	540	647
Oglethorpe Power Corp.	5.950%	11/1/39	100	120
Oglethorpe Power Corp.	5.375%	11/1/40	630	697
Ohio Power Co.	5.375%	10/1/21	575	600
Ohio Power Co.	4.000%	6/1/49	500	523
Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	318
Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	200
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	248
Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	256
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	588
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	405
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	280
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	161
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,424
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	496
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	569
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	532
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	273
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	452
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	865	918
PacifiCorp	2.950%	2/1/22	1,000	1,018
PacifiCorp	3.600%	4/1/24	500	500
PacifiCorp	3.500%	6/15/29	600	629
PacifiCorp	5.250%	6/15/35	475	568
PacifiCorp	6.100%	8/1/36	525	663
PacifiCorp	5.750%	4/1/37	410	513
PacifiCorp	6.250%	10/15/37	625	807
PacifiCorp	6.350%	7/15/38	250	327
PECO Energy Co.	2.375%	9/15/22	225	219
PNM Resources Inc.	3.250%	3/9/21	250	251
Potomac Electric Power Co.	6.500%	11/15/37	400	543
Potomac Electric Power Co.	4.150%	3/15/43	550	611
PPL Capital Funding Inc.	3.500%	12/1/22	375	373
PPL Capital Funding Inc.	3.400%	6/1/23	25	25
PPL Capital Funding Inc.	3.950%	3/15/24	225	240
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,492
PPL Electric Utilities Corp.	3.000%	9/15/21	860	870
PPL Electric Utilities Corp.	6.250%	5/15/39	300	413
PPL Electric Utilities Corp.	4.125%	6/15/44	700	775
PPL Electric Utilities Corp.	4.150%	10/1/45	300	338
PPL Electric Utilities Corp.	3.950%	6/1/47	350	381
PPL Electric Utilities Corp.	4.150%	6/15/48	300	353
Progress Energy Inc.	3.150%	4/1/22	1,500	1,487
Progress Energy Inc.	7.750%	3/1/31	625	845
Progress Energy Inc.	7.000%	10/30/31	200	252
Progress Energy Inc.	6.000%	12/1/39	480	579
PSEG Power LLC	3.000%	6/15/21	325	326
PSEG Power LLC	3.850%	6/1/23	575	613
Public Service Co. of Colorado	3.700%	6/15/28	300	319
Public Service Co. of Colorado	3.600%	9/15/42	225	227
Public Service Co. of Colorado	4.100%	6/15/48	300	342

Public Service Co. of New Hampshire	3.500%	11/1/23	150	156
Public Service Co. of New Hampshire	3.600%	7/1/49	250	255
Public Service Electric & Gas Co.	1.900%	3/15/21	200	198
Public Service Electric & Gas Co.	3.000%	5/15/25	500	511
Public Service Electric & Gas Co.	3.000%	5/15/27	250	254
Public Service Electric & Gas Co.	3.200%	5/15/29	300	300
Public Service Electric & Gas Co.	2.450%	1/15/30	200	200
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,649
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,075
Public Service Electric & Gas Co.	3.600%	12/1/47	275	284
Public Service Electric & Gas Co.	3.850%	5/1/49	350	379
Public Service Electric & Gas Co.	3.150%	1/1/50	250	258
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	476
Puget Energy Inc.	6.000%	9/1/21	400	410
Puget Energy Inc.	5.625%	7/15/22	400	403
Puget Energy Inc.	3.650%	5/15/25	300	289
Puget Sound Energy Inc.	6.274%	3/15/37	450	599
Puget Sound Energy Inc.	5.757%	10/1/39	495	635
Puget Sound Energy Inc.	5.638%	4/15/41	390	493
Puget Sound Energy Inc.	4.300%	5/20/45	350	404
Puget Sound Energy Inc.	4.223%	6/15/48	500	577
San Diego Gas & Electric Co.	3.000%	8/15/21	150	150
San Diego Gas & Electric Co.	3.600%	9/1/23	75	78
San Diego Gas & Electric Co.	2.500%	5/15/26	350	342
San Diego Gas & Electric Co.	6.000%	6/1/39	250	324
San Diego Gas & Electric Co.	4.500%	8/15/40	505	540
San Diego Gas & Electric Co.	3.750%	6/1/47	325	328
San Diego Gas & Electric Co.	4.150%	5/15/48	325	348
San Diego Gas & Electric Co.	3.320%	4/15/50	300	301
Sierra Pacific Power Co.	2.600%	5/1/26	300	300
Southern California Edison Co.	2.900%	3/1/21	340	339
Southern California Edison Co.	3.875%	6/1/21	350	356
5 Southern California Edison Co.	1.845%	2/1/22	100	99
Southern California Edison Co.	2.400%	2/1/22	225	220
Southern California Edison Co.	3.400%	6/1/23	475	489
Southern California Edison Co.	3.500%	10/1/23	300	310
Southern California Edison Co.	3.700%	8/1/25	700	720
Southern California Edison Co.	3.650%	3/1/28	1,000	1,133
Southern California Edison Co.	4.200%	3/1/29	200	212
Southern California Edison Co.	6.650%	4/1/29	850	980
Southern California Edison Co.	2.850%	8/1/29	325	313
Southern California Edison Co.	5.750%	4/1/35	508	634
Southern California Edison Co.	5.350%	7/15/35	1,135	1,362
Southern California Edison Co.	5.625%	2/1/36	500	575
Southern California Edison Co.	5.500%	3/15/40	400	465
Southern California Edison Co.	4.500%	9/1/40	205	218
Southern California Edison Co.	4.050%	3/15/42	1,945	2,040
Southern California Edison Co.	3.900%	3/15/43	475	465
Southern California Edison Co.	3.600%	2/1/45	150	142
Southern California Edison Co.	4.000%	4/1/47	1,420	1,483
Southern California Edison Co.	4.125%	3/1/48	270	280
Southern California Edison Co.	4.875%	3/1/49	400	461
Southern Co.	2.950%	7/1/23	525	530
Southern Co.	3.250%	7/1/26	500	504
Southern Co.	4.250%	7/1/36	575	589
Southern Co.	4.400%	7/1/46	1,135	1,161
Southern Power Co.	2.500%	12/15/21	300	292

Southern Power Co.	4.150%	12/1/25	375	387
Southern Power Co.	5.150%	9/15/41	660	640
Southern Power Co.	5.250%	7/15/43	500	483
Southern Power Co.	4.950%	12/15/46	300	277
Southwestern Electric Power Co.	2.750%	10/1/26	300	297
Southwestern Electric Power Co.	4.100%	9/15/28	550	592
Southwestern Electric Power Co.	6.200%	3/15/40	300	371
Southwestern Electric Power Co.	3.900%	4/1/45	1,000	948
Southwestern Electric Power Co.	3.850%	2/1/48	375	350
Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,121
Southwestern Public Service Co.	4.500%	8/15/41	350	383
Southwestern Public Service Co.	3.750%	6/15/49	250	261
Tampa Electric Co.	4.350%	5/15/44	150	160
Tampa Electric Co.	4.300%	6/15/48	300	314
Tampa Electric Co.	3.625%	6/15/50	250	253
Toledo Edison Co.	6.150%	5/15/37	250	330
Tucson Electric Power Co.	3.050%	3/15/25	200	205
Tucson Electric Power Co.	4.850%	12/1/48	490	539
Union Electric Co.	3.500%	4/15/24	990	1,014
Union Electric Co.	2.950%	6/15/27	300	306
Union Electric Co.	3.500%	3/15/29	350	373
Union Electric Co.	3.900%	9/15/42	425	459
Union Electric Co.	3.650%	4/15/45	575	580
Union Electric Co.	4.000%	4/1/48	350	384
Union Electric Co.	3.250%	10/1/49	100	95
Virginia Electric & Power Co.	2.950%	1/15/22	750	754
Virginia Electric & Power Co.	3.450%	2/15/24	250	259
Virginia Electric & Power Co.	3.100%	5/15/25	500	527
Virginia Electric & Power Co.	2.950%	11/15/26	300	319
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,309
Virginia Electric & Power Co.	3.800%	4/1/28	525	568
Virginia Electric & Power Co.	6.000%	1/15/36	375	470
Virginia Electric & Power Co.	6.000%	5/15/37	500	634
Virginia Electric & Power Co.	6.350%	11/30/37	375	521
Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,906
Virginia Electric & Power Co.	4.000%	1/15/43	400	421
Virginia Electric & Power Co.	4.450%	2/15/44	700	794
Virginia Electric & Power Co.	4.000%	11/15/46	500	554
Virginia Electric & Power Co.	3.800%	9/15/47	425	455
Virginia Electric & Power Co.	4.600%	12/1/48	450	513
Westar Energy Inc.	2.550%	7/1/26	575	589
Westar Energy Inc.	3.100%	4/1/27	425	405
Westar Energy Inc.	4.125%	3/1/42	425	449
Westar Energy Inc.	4.100%	4/1/43	325	365
Westar Energy Inc.	4.250%	12/1/45	100	112
Wisconsin Electric Power Co.	2.950%	9/15/21	635	640
Wisconsin Electric Power Co.	2.050%	12/15/24	300	300
Wisconsin Electric Power Co.	5.625%	5/15/33	200	262
Wisconsin Electric Power Co.	4.300%	10/15/48	250	278
Wisconsin Power & Light Co.	6.375%	8/15/37	300	399
Wisconsin Power & Light Co.	3.650%	4/1/50	250	256
Wisconsin Public Service Corp.	3.350%	11/21/21	850	855
Wisconsin Public Service Corp.	3.671%	12/1/42	75	76
Xcel Energy Inc.	2.600%	3/15/22	275	275
Xcel Energy Inc.	3.300%	6/1/25	100	102
Xcel Energy Inc.	4.000%	6/15/28	650	685
Xcel Energy Inc.	2.600%	12/1/29	540	514

Xcel Energy Inc.	3.400%	6/1/30	150	153
Xcel Energy Inc.	6.500%	7/1/36	610	802
Xcel Energy Inc.	3.500%	12/1/49	400	365

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	382
Atmos Energy Corp.	2.625%	9/15/29	150	149
Atmos Energy Corp.	5.500%	6/15/41	800	1,002
Atmos Energy Corp.	4.125%	3/15/49	900	996
Atmos Energy Corp.	3.375%	9/15/49	720	702
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	248
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	484
CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	448
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	252
KeySpan Corp.	5.803%	4/1/35	250	259
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,113
NiSource Finance Corp.	5.950%	6/15/41	500	576
NiSource Finance Corp.	4.800%	2/15/44	200	227
NiSource Finance Corp.	5.650%	2/1/45	500	561
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,161
NiSource Inc.	2.650%	11/17/22	300	303
NiSource Inc.	3.650%	6/15/23	300	307
NiSource Inc.	2.950%	9/1/29	500	486
ONE Gas Inc.	4.658%	2/1/44	507	603
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	392
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	164
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	321
Sempra Energy	2.900%	2/1/23	425	422
Sempra Energy	4.050%	12/1/23	775	787
Sempra Energy	3.750%	11/15/25	330	331
Sempra Energy	3.250%	6/15/27	575	559
Sempra Energy	3.400%	2/1/28	150	153
Sempra Energy	3.800%	2/1/38	850	804
Sempra Energy	6.000%	10/15/39	705	819
Sempra Energy	4.000%	2/1/48	400	383
Southern California Gas Co.	3.150%	9/15/24	425	421
Southern California Gas Co.	2.600%	6/15/26	725	716
Southern California Gas Co.	2.550%	2/1/30	150	147
Southern California Gas Co.	3.750%	9/15/42	300	303
Southern California Gas Co.	4.125%	6/1/48	325	354
Southern California Gas Co.	4.300%	1/15/49	500	552
Southern California Gas Co.	3.950%	2/15/50	250	281
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	1,004
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	74
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	375
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	143
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	122
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	882
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	487
Southwest Gas Corp.	3.700%	4/1/28	250	261
Southwest Gas Corp.	3.800%	9/29/46	250	242
Southwest Gas Corp.	4.150%	6/1/49	200	199
Washington Gas Light Co.	3.796%	9/15/46	350	356
Washington Gas Light Co.	3.650%	9/15/49	100	97

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,545	1,595

American Water Capital Corp.	3.400%	3/1/25	450	451
American Water Capital Corp.	2.950%	9/1/27	1,025	1,017
American Water Capital Corp.	6.593%	10/15/37	700	910
American Water Capital Corp.	4.300%	12/1/42	125	131
American Water Capital Corp.	4.000%	12/1/46	500	501
American Water Capital Corp.	3.750%	9/1/47	475	459
American Water Capital Corp.	4.200%	9/1/48	450	466
American Water Capital Corp.	4.150%	6/1/49	400	445
Essential Utilities Inc.	3.566%	5/1/29	275	280
Essential Utilities Inc.	4.276%	5/1/49	375	405
Veolia Environnement SA	6.750%	6/1/38	125	164
				294,874
Total Corporate Bonds (Cost $3,778,274)				3,882,053
Sovereign Bonds (1.7%)
African Development Bank	2.625%	3/22/21	1,000	1,020
African Development Bank	1.250%	7/26/21	1,080	1,091
African Development Bank	2.375%	9/23/21	1,850	1,901
African Development Bank	1.625%	9/16/22	1,300	1,332
African Development Bank	2.125%	11/16/22	2,000	2,079
African Development Bank	3.000%	9/20/23	1,600	1,729
Asian Development Bank	1.625%	3/16/21	2,950	2,978
Asian Development Bank	1.750%	6/8/21	2,700	2,737
Asian Development Bank	2.000%	2/16/22	2,830	2,905
Asian Development Bank	1.875%	2/18/22	2,850	2,917
Asian Development Bank	1.875%	7/19/22	2,800	2,876
Asian Development Bank	1.875%	8/10/22	2,200	2,266
Asian Development Bank	1.750%	9/13/22	2,000	2,054
Asian Development Bank	1.625%	1/24/23	1,500	1,542
Asian Development Bank	2.750%	3/17/23	1,500	1,593
Asian Development Bank	2.625%	1/30/24	2,000	2,150
Asian Development Bank	1.500%	10/18/24	1,000	1,035
Asian Development Bank	2.000%	1/22/25	1,027	1,089
Asian Development Bank	2.125%	3/19/25	700	746
Asian Development Bank	2.000%	4/24/26	400	428
Asian Development Bank	2.625%	1/12/27	800	894
Asian Development Bank	2.500%	11/2/27	2,985	3,348
Asian Development Bank	2.750%	1/19/28	1,000	1,140
Asian Development Bank	3.125%	9/26/28	1,600	1,877
Asian Development Bank	1.750%	9/19/29	200	213
Asian Development Bank	1.875%	1/24/30	1,000	1,077
Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,128
Canada	2.625%	1/25/22	2,500	2,602
Canada	2.000%	11/15/22	860	897
Canada	1.625%	1/22/25	2,290	2,386
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,164
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	400	413
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	580
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	650	656
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,000	1,048
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	499
Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,208
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,521
Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,362
Council Of Europe Development Bank	1.625%	3/16/21	600	606
Council Of Europe Development Bank	1.750%	9/26/22	600	618
Council Of Europe Development Bank	2.625%	2/13/23	1,900	2,008

Council Of Europe Development Bank	2.500%	2/27/24	50	54
Council Of Europe Development Bank	1.375%	2/27/25	850	878
Ecopetrol SA	5.875%	9/18/23	1,425	1,414
Ecopetrol SA	4.125%	1/16/25	1,475	1,337
Ecopetrol SA	5.375%	6/26/26	1,575	1,484
Ecopetrol SA	7.375%	9/18/43	600	601
Ecopetrol SA	5.875%	5/28/45	975	873
Equinor ASA	2.750%	11/10/21	900	897
Equinor ASA	3.150%	1/23/22	125	127
Equinor ASA	2.450%	1/17/23	2,960	3,002
Equinor ASA	2.650%	1/15/24	3,240	3,290
Equinor ASA	3.250%	11/10/24	550	559
Equinor ASA	3.625%	9/10/28	1,200	1,280
Equinor ASA	5.100%	8/17/40	300	358
Equinor ASA	4.250%	11/23/41	325	355
Equinor ASA	3.950%	5/15/43	175	183
Equinor ASA	4.800%	11/8/43	1,015	1,154
Equinor ASA	3.250%	11/18/49	500	484
European Bank for Reconstruction &
Development	1.875%	7/15/21	2,200	2,238
European Bank for Reconstruction &
Development	1.500%	11/2/21	800	812
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,332
European Bank for Reconstruction &
Development	2.750%	3/7/23	2,400	2,549
European Bank for Reconstruction &
Development	1.625%	9/27/24	500	520
European Bank for Reconstruction &
Development	1.500%	2/13/25	100	104
European Investment Bank	2.000%	3/15/21	4,100	4,155
European Investment Bank	2.500%	4/15/21	3,650	3,723
European Investment Bank	2.375%	5/13/21	500	510
European Investment Bank	1.375%	9/15/21	300	304
European Investment Bank	2.125%	10/15/21	1,350	1,383
European Investment Bank	2.875%	12/15/21	4,800	4,990
European Investment Bank	2.250%	3/15/22	1,800	1,859
European Investment Bank	2.625%	5/20/22	2,500	2,610
European Investment Bank	2.375%	6/15/22	4,130	4,294
European Investment Bank	2.250%	8/15/22	685	712
European Investment Bank	1.375%	9/6/22	2,500	2,548
European Investment Bank	2.000%	12/15/22	5,525	5,735
European Investment Bank	2.500%	3/15/23	625	660
European Investment Bank	1.375%	5/15/23	4,300	4,402
European Investment Bank	2.875%	8/15/23	3,300	3,547
European Investment Bank	3.125%	12/14/23	700	764
European Investment Bank	3.250%	1/29/24	3,210	3,528
European Investment Bank	2.625%	3/15/24	3,660	3,946
European Investment Bank	2.250%	6/24/24	2,010	2,144
European Investment Bank	2.500%	10/15/24	864	935
European Investment Bank	1.875%	2/10/25	4,413	4,666
European Investment Bank	1.625%	3/14/25	3,000	3,137
European Investment Bank	2.125%	4/13/26	1,000	1,081
European Investment Bank	2.375%	5/24/27	800	886
European Investment Bank	1.625%	10/9/29	350	369
European Investment Bank	4.875%	2/15/36	1,300	1,936
Export Development Canada	1.500%	5/26/21	1,625	1,645

Export Development Canada	1.375%	10/21/21	1,900	1,926
Export Development Canada	1.750%	7/18/22	800	823
Export Development Canada	2.500%	1/24/23	60	63
Export Development Canada	1.375%	2/24/23	2,600	2,662
Export Development Canada	2.750%	3/15/23	1,200	1,274
Export Development Canada	2.625%	2/21/24	800	851
Export-Import Bank of Korea	2.500%	5/10/21	1,000	1,010
Export-Import Bank of Korea	1.875%	10/21/21	800	803
Export-Import Bank of Korea	3.500%	11/27/21	300	309
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,528
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,571
Export-Import Bank of Korea	3.625%	11/27/23	600	639
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,260
Export-Import Bank of Korea	3.250%	11/10/25	300	320
Export-Import Bank of Korea	2.625%	5/26/26	600	621
FMS Wertmanagement	2.000%	8/1/22	4,040	4,180
Hydro-Quebec	8.400%	1/15/22	1,235	1,390
Hydro-Quebec	8.050%	7/7/24	2,665	3,415
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	610
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	355
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	832
Inter-American Development Bank	1.875%	3/15/21	500	506
Inter-American Development Bank	2.625%	4/19/21	3,000	3,066
Inter-American Development Bank	1.875%	7/23/21	800	814
Inter-American Development Bank	2.125%	1/18/22	3,000	3,085
Inter-American Development Bank	1.750%	4/14/22	2,400	2,459
Inter-American Development Bank	1.750%	9/14/22	3,300	3,392
Inter-American Development Bank	3.000%	9/26/22	3,300	3,490
Inter-American Development Bank	2.500%	1/18/23	5,330	5,604
Inter-American Development Bank	2.625%	1/16/24	2,500	2,687
Inter-American Development Bank	3.000%	2/21/24	3,700	4,037
Inter-American Development Bank	2.125%	1/15/25	1,000	1,066
Inter-American Development Bank	1.750%	3/14/25	500	525
Inter-American Development Bank	7.000%	6/15/25	250	325
Inter-American Development Bank	2.000%	6/2/26	1,915	2,061
Inter-American Development Bank	2.000%	7/23/26	1,200	1,290
Inter-American Development Bank	2.375%	7/7/27	800	886
Inter-American Development Bank	3.125%	9/18/28	2,200	2,574
Inter-American Development Bank	3.875%	10/28/41	1,600	2,236
Inter-American Development Bank	3.200%	8/7/42	50	64
Inter-American Development Bank	4.375%	1/24/44	450	683
International Bank for Reconstruction &
Development	1.625%	3/9/21	600	606
International Bank for Reconstruction &
Development	1.375%	5/24/21	4,105	4,144
International Bank for Reconstruction &
Development	2.250%	6/24/21	1,700	1,735
International Bank for Reconstruction &
Development	2.750%	7/23/21	3,600	3,705
International Bank for Reconstruction &
Development	1.375%	9/20/21	4,500	4,556
International Bank for Reconstruction &
Development	2.125%	12/13/21	1,130	1,161
International Bank for Reconstruction &
Development	2.000%	1/26/22	7,200	7,392
International Bank for Reconstruction &
Development	1.625%	2/10/22	4,025	4,106

	International Bank for Reconstruction &
	Development	2.125%	7/1/22	1,000	1,035
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	30
	International Bank for Reconstruction &
	Development	1.875%	6/19/23	6,000	6,244
	International Bank for Reconstruction &
	Development	3.000%	9/27/23	5,750	6,222
	International Bank for Reconstruction &
	Development	2.500%	3/19/24	3,600	3,864
	International Bank for Reconstruction &
	Development	1.500%	8/28/24	1,270	1,317
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	5,500	5,959
	International Bank for Reconstruction &
	Development	1.625%	1/15/25	2,000	2,088
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	4,600	5,029
	International Bank for Reconstruction &
	Development	3.125%	11/20/25	2,000	2,259
	International Bank for Reconstruction &
	Development	1.750%	10/23/29	1,500	1,595
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	450	649
	International Finance Corp.	2.000%	10/24/22	1,000	1,037
	International Finance Corp.	2.875%	7/31/23	1,400	1,504
	International Finance Corp.	1.375%	10/16/24	1,400	1,445
	International Finance Corp.	2.125%	4/7/26	1,505	1,624
9	Japan Bank for International Cooperation	3.125%	7/20/21	730	752
9	Japan Bank for International Cooperation	1.500%	7/21/21	2,600	2,623
9	Japan Bank for International Cooperation	2.000%	11/4/21	700	714
9	Japan Bank for International Cooperation	2.500%	6/1/22	700	725
9	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,032
9	Japan Bank for International Cooperation	1.625%	10/17/22	750	763
9	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,484
9	Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,045
9	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,463
9	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,736
9	Japan Bank for International Cooperation	2.500%	5/23/24	400	425
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	704
9	Japan Bank for International Cooperation	1.750%	10/17/24	600	619
9	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,530
9	Japan Bank for International Cooperation	2.500%	5/28/25	500	540
9	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,673
9	Japan Bank for International Cooperation	2.875%	7/21/27	500	559
9	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,451
9	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,496
9	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,765
9	Japan Bank for International Cooperation	2.000%	10/17/29	300	318
9	Japan International Cooperation Agency	2.750%	4/27/27	700	776
9	Japan International Cooperation Agency	3.375%	6/12/28	550	640
10	KFW	1.625%	3/15/21	2,800	2,825
10	KFW	2.375%	3/24/21	4,900	4,984
10	KFW	2.625%	4/12/21	4,200	4,285
10	KFW	1.500%	6/15/21	7,100	7,180
10	KFW	2.375%	8/25/21	2,710	2,779
10	KFW	1.750%	9/15/21	1,220	1,241

10	KFW	2.625%	1/25/22	2,500	2,593
10	KFW	2.500%	2/15/22	3,800	3,934
10	KFW	2.125%	3/7/22	7,150	7,368
10	KFW	2.125%	6/15/22	6,400	6,621
10	KFW	1.750%	8/22/22	3,200	3,290
10	KFW	2.000%	10/4/22	2,150	2,225
10	KFW	2.375%	12/29/22	4,100	4,296
10	KFW	2.125%	1/17/23	1,750	1,826
10	KFW	1.375%	8/5/24	500	507
10	KFW	2.500%	11/20/24	5,750	6,225
10	KFW	2.000%	5/2/25	1,250	1,332
10	KFW	2.875%	4/3/28	2,100	2,417
10	KFW	1.750%	9/14/29	900	913
10	KFW	0.000%	4/18/36	600	478
10	KFW	0.000%	6/29/37	1,700	1,336
	Korea Development Bank	2.625%	2/27/22	1,100	1,119
	Korea Development Bank	3.000%	9/14/22	1,500	1,540
	Korea Development Bank	3.375%	3/12/23	3,200	3,348
	Korea Development Bank	2.750%	3/19/23	600	622
	Korea Development Bank	3.750%	1/22/24	1,500	1,599
	Korea Development Bank	2.125%	10/1/24	400	404
	Kreditanstalt fuer Wiederaufbau	1.625%	2/15/23	2,500	2,556
10	Landwirtschaftliche Rentenbank	1.750%	9/24/21	350	355
10	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	1,002
10	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,204
10	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,417
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,654
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,055
10	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	879
10	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,783
	Nexen Energy ULC	7.875%	3/15/32	250	381
	Nexen Energy ULC	5.875%	3/10/35	410	545
	Nexen Energy ULC	6.400%	5/15/37	800	1,073
	Nexen Energy ULC	7.500%	7/30/39	625	979
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,543
	Nordic Investment Bank	1.375%	10/17/22	700	714
	Nordic Investment Bank	2.875%	7/19/23	950	1,021
	Nordic Investment Bank	2.250%	5/21/24	600	639
	North American Development Bank	2.400%	10/26/22	350	362
11	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	620
11	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,019
11	Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	411
11	Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	512
11	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,603
11	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	636
11	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	519
5	Oriental Republic of Uruguay	8.000%	11/18/22	325	319
5	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,129
5	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,035
5	Oriental Republic of Uruguay	4.375%	1/23/31	1,940	2,061
5	Oriental Republic of Uruguay	7.625%	3/21/36	485	653
5	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,025
5	Oriental Republic of Uruguay	5.100%	6/18/50	2,015	2,237
5	Oriental Republic of Uruguay	4.975%	4/20/55	1,500	1,669
	Petroleos Mexicanos	4.875%	1/24/22	654	585
	Petroleos Mexicanos	5.375%	3/13/22	330	296
	Petroleos Mexicanos	3.500%	1/30/23	620	501

Petroleos Mexicanos	4.625%	9/21/23	511	412
Petroleos Mexicanos	4.875%	1/18/24	740	592
5 Petroleos Mexicanos	2.290%	2/15/24	80	81
Petroleos Mexicanos	4.250%	1/15/25	310	230
Petroleos Mexicanos	2.378%	4/15/25	110	113
Petroleos Mexicanos	4.500%	1/23/26	250	182
Petroleos Mexicanos	6.875%	8/4/26	2,116	1,612
8 Petroleos Mexicanos	6.490%	1/23/27	1,498	1,104
Petroleos Mexicanos	6.500%	3/13/27	4,656	3,445
Petroleos Mexicanos	5.350%	2/12/28	2,567	1,784
Petroleos Mexicanos	6.500%	1/23/29	1,575	1,134
8 Petroleos Mexicanos	6.840%	1/23/30	2,703	1,953
8 Petroleos Mexicanos	5.950%	1/28/31	2,790	1,940
Petroleos Mexicanos	6.625%	6/15/35	1,475	996
Petroleos Mexicanos	6.625%	6/15/38	965	707
Petroleos Mexicanos	6.500%	6/2/41	520	331
Petroleos Mexicanos	5.500%	6/27/44	173	104
Petroleos Mexicanos	6.375%	1/23/45	1,005	638
Petroleos Mexicanos	5.625%	1/23/46	570	347
Petroleos Mexicanos	6.750%	9/21/47	4,580	2,984
Petroleos Mexicanos	6.350%	2/12/48	2,430	1,518
8 Petroleos Mexicanos	7.690%	1/23/50	4,455	3,073
8 Petroleos Mexicanos	6.950%	1/28/60	2,142	1,418
Province of Alberta	2.200%	7/26/22	2,000	2,063
Province of Alberta	3.350%	11/1/23	1,700	1,844
Province of Alberta	2.950%	1/23/24	600	645
Province of Alberta	1.875%	11/13/24	1,800	1,870
Province of Alberta	3.300%	3/15/28	1,100	1,241
Province of British Columbia	2.650%	9/22/21	500	514
Province of British Columbia	2.000%	10/23/22	300	309
Province of British Columbia	2.250%	6/2/26	1,500	1,600
Province of British Columbia	1.750%	9/27/24	600	623
Province of Manitoba	2.100%	9/6/22	300	310
Province of Manitoba	2.600%	4/16/24	1,250	1,334
Province of Manitoba	3.050%	5/14/24	500	542
Province of Manitoba	2.125%	6/22/26	850	906
Province of New Brunswick	2.500%	12/12/22	400	419
Province of New Brunswick	3.625%	2/24/28	500	583
Province of Ontario	2.400%	2/8/22	700	720
Province of Ontario	2.550%	4/25/22	1,000	1,031
Province of Ontario	2.250%	5/18/22	2,900	2,977
Province of Ontario	2.450%	6/29/22	100	104
Province of Ontario	2.200%	10/3/22	500	517
Province of Ontario	1.750%	1/24/23	500	517
Province of Ontario	3.400%	10/17/23	3,130	3,402
Province of Ontario	3.050%	1/29/24	2,000	2,144
Province of Ontario	3.200%	5/16/24	1,000	1,090
Province of Ontario	2.500%	4/27/26	1,000	1,074
Province of Ontario	2.300%	6/15/26	2,000	2,093
Province of Ontario	2.000%	10/2/29	1,700	1,828
Province of Quebec	2.750%	8/25/21	1,375	1,413
Province of Quebec	2.375%	1/31/22	500	513
Province of Quebec	2.625%	2/13/23	2,050	2,151
Province of Quebec	7.125%	2/9/24	3,050	3,773
Province of Quebec	2.875%	10/16/24	700	758
Province of Quebec	2.500%	4/20/26	700	746
Province of Quebec	2.750%	4/12/27	3,250	3,581

Province of Quebec	7.500%	9/15/29	1,075	1,650
Province of Saskatchewan	8.500%	7/15/22	244	287
Republic of Chile	3.250%	9/14/21	285	285
Republic of Chile	2.250%	10/30/22	225	223
Republic of Chile	3.125%	3/27/25	200	204
Republic of Chile	3.125%	1/21/26	710	732
5 Republic of Chile	3.240%	2/6/28	2,910	3,002
5 Republic of Chile	2.550%	1/27/32	500	499
Republic of Chile	3.860%	6/21/47	675	719
5 Republic of Chile	3.500%	1/25/50	1,000	1,007
Republic of Colombia	4.375%	7/12/21	1,330	1,336
5 Republic of Colombia	2.625%	3/15/23	2,250	2,183
Republic of Colombia	4.000%	2/26/24	1,690	1,695
Republic of Colombia	8.125%	5/21/24	400	454
5 Republic of Colombia	4.500%	1/28/26	919	923
5 Republic of Colombia	3.875%	4/25/27	2,500	2,442
5 Republic of Colombia	4.500%	3/15/29	2,800	2,832
5 Republic of Colombia	3.000%	1/30/30	250	205
Republic of Colombia	10.375%	1/28/33	500	672
Republic of Colombia	7.375%	9/18/37	1,000	1,219
Republic of Colombia	6.125%	1/18/41	600	673
5 Republic of Colombia	5.625%	2/26/44	2,033	2,163
5 Republic of Colombia	5.000%	6/15/45	3,744	3,838
Republic of Colombia	5.200%	5/15/49	200	206
Republic of Hungary	6.375%	3/29/21	1,830	1,894
Republic of Hungary	5.375%	2/21/23	2,000	2,145
Republic of Hungary	5.750%	11/22/23	1,000	1,095
Republic of Hungary	5.375%	3/25/24	1,600	1,757
Republic of Hungary	7.625%	3/29/41	850	1,307
Republic of Indonesia	2.950%	1/11/23	350	345
Republic of Indonesia	4.450%	2/11/24	625	648
Republic of Indonesia	3.850%	7/18/27	200	201
Republic of Indonesia	3.500%	1/11/28	1,300	1,274
Republic of Indonesia	4.100%	4/24/28	1,000	1,016
Republic of Indonesia	4.750%	2/11/29	600	648
Republic of Indonesia	3.400%	9/18/29	200	196
Republic of Indonesia	2.850%	2/14/30	350	338
8 Republic of Indonesia	4.750%	7/18/47	300	309
Republic of Indonesia	4.350%	1/11/48	1,075	1,082
Republic of Indonesia	5.350%	2/11/49	900	1,017
Republic of Indonesia	3.700%	10/30/49	825	800
Republic of Italy	6.875%	9/27/23	2,300	2,645
Republic of Italy	2.375%	10/17/24	1,950	1,939
Republic of Italy	2.875%	10/17/29	2,000	1,923
Republic of Italy	5.375%	6/15/33	1,925	2,237
Republic of Italy	4.000%	10/17/49	1,900	1,786
Republic of Korea	2.750%	1/19/27	3,800	4,052
Republic of Korea	4.125%	6/10/44	305	424
Republic of Korea	3.875%	9/20/48	390	521
5 Republic of Panama	4.000%	9/22/24	600	618
5 Republic of Panama	3.750%	3/16/25	1,450	1,493
Republic of Panama	8.875%	9/30/27	368	493
5 Republic of Panama	3.875%	3/17/28	1,980	2,099
Republic of Panama	9.375%	4/1/29	870	1,222
5 Republic of Panama	3.160%	1/23/30	400	398
5 Republic of Panama	6.700%	1/26/36	1,544	1,976
5 Republic of Panama	4.500%	5/15/47	200	215

5 Republic of Panama	4.500%	4/16/50	2,110	2,300
5 Republic of Panama	4.300%	4/29/53	1,050	1,113
5 Republic of Panama	4.500%	4/1/56	1,200	1,303
5 Republic of Panama	3.870%	7/23/60	200	198
Republic of Peru	4.125%	8/25/27	250	277
Republic of Peru	2.844%	6/20/30	500	515
Republic of Peru	8.750%	11/21/33	2,535	3,910
5 Republic of Peru	6.550%	3/14/37	600	837
Republic of Peru	5.625%	11/18/50	2,050	2,895
Republic of Poland	5.125%	4/21/21	1,475	1,525
Republic of Poland	5.000%	3/23/22	1,415	1,510
Republic of Poland	3.000%	3/17/23	3,100	3,195
Republic of Poland	4.000%	1/22/24	625	674
Republic of Poland	3.250%	4/6/26	1,150	1,232
Republic of the Philippines	4.200%	1/21/24	1,400	1,475
Republic of the Philippines	9.500%	10/21/24	550	674
Republic of the Philippines	10.625%	3/16/25	425	565
Republic of the Philippines	5.500%	3/30/26	1,500	1,721
Republic of the Philippines	3.000%	2/1/28	1,800	1,856
Republic of the Philippines	3.750%	1/14/29	1,000	1,094
Republic of the Philippines	9.500%	2/2/30	1,525	2,312
Republic of the Philippines	7.750%	1/14/31	775	1,085
Republic of the Philippines	6.375%	1/15/32	600	770
Republic of the Philippines	6.375%	10/23/34	3,175	4,239
Republic of the Philippines	5.000%	1/13/37	400	477
Republic of the Philippines	3.950%	1/20/40	700	757
Republic of the Philippines	3.700%	3/1/41	984	1,069
Republic of the Philippines	3.700%	2/2/42	685	760
State of Israel	4.000%	6/30/22	900	943
State of Israel	3.150%	6/30/23	1,100	1,142
State of Israel	2.875%	3/16/26	1,100	1,147
State of Israel	3.250%	1/17/28	790	840
State of Israel	2.500%	1/15/30	200	201
State of Israel	4.500%	1/30/43	900	990
State of Israel	4.125%	1/17/48	800	838
State of Israel	3.375%	1/15/50	1,835	1,753
Svensk Exportkredit AB	1.750%	3/10/21	1,000	1,010
Svensk Exportkredit AB	2.375%	4/9/21	400	406
Svensk Exportkredit AB	2.875%	5/22/21	500	512
Svensk Exportkredit AB	1.625%	9/12/21	200	202
Svensk Exportkredit AB	3.125%	11/8/21	500	518
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,819
Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,517
Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,479
Syngenta Finance NV	3.125%	3/28/22	450	394
United Mexican States	3.625%	3/15/22	1,845	1,810
United Mexican States	4.000%	10/2/23	269	274
United Mexican States	3.600%	1/30/25	3,284	3,175
United Mexican States	4.125%	1/21/26	3,468	3,478
United Mexican States	4.150%	3/28/27	2,920	2,958
United Mexican States	3.750%	1/11/28	1,175	1,154
United Mexican States	4.500%	4/22/29	1,500	1,523
5 United Mexican States	3.250%	4/16/30	700	657
United Mexican States	8.300%	8/15/31	1,000	1,391
United Mexican States	7.500%	4/8/33	400	539
United Mexican States	6.750%	9/27/34	200	263
United Mexican States	6.050%	1/11/40	2,321	2,695

	United Mexican States	4.750%	3/8/44	2,822	2,857
	United Mexican States	5.550%	1/21/45	1,000	1,097
	United Mexican States	4.600%	1/23/46	2,530	2,442
	United Mexican States	4.350%	1/15/47	1,080	1,034
	United Mexican States	4.600%	2/10/48	2,410	2,385
5	United Mexican States	4.500%	1/31/50	1,500	1,454
	United Mexican States	5.750%	10/12/10	2,114	2,203
Total Sovereign Bonds (Cost $652,747)					672,710
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority
	BP Settlement Revenue	3.163%	9/15/25	235	243
	Alameda County CA Joint Powers Authority
	Lease Revenue	7.046%	12/1/44	100	148
	American Municipal Power Ohio Inc.
	Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	315
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	7.834%	2/15/41	100	146
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.053%	2/15/43	50	71
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	5.939%	2/15/47	925	1,277
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.270%	2/15/50	160	214
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	8.084%	2/15/50	175	295
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	2.574%	4/1/31	300	305
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.918%	4/1/40	175	258
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	985	1,503
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	125	199
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.907%	10/1/50	1,200	1,916
	California Department of Water Resources
	Power Supply Revenue	2.000%	5/1/22	1,000	1,015
	California GO	2.800%	4/1/21	425	431
	California GO	5.700%	11/1/21	1,000	1,068
	California GO	2.367%	4/1/22	600	611
	California GO	3.375%	4/1/25	400	431
	California GO	2.650%	4/1/26	250	261
	California GO	3.500%	4/1/28	400	444
	California GO	2.500%	10/1/29	290	299
	California GO	4.500%	4/1/33	850	978
	California GO	7.500%	4/1/34	2,270	3,580
	California GO	4.600%	4/1/38	1,350	1,486

California GO	7.550%	4/1/39	2,005	3,253
California GO	7.300%	10/1/39	400	615
California GO	7.350%	11/1/39	725	1,121
California GO	7.625%	3/1/40	500	807
California State University Systemwide
Revenue	3.899%	11/1/47	250	291
California State University Systemwide
Revenue	2.975%	11/1/51	350	349
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	115
Chicago IL GO	7.045%	1/1/29	200	230
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	500	675
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	405	567
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	325	364
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	240
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	765	1,027
Clark County NV Airport System Revenue	6.820%	7/1/45	325	431
Commonwealth Financing Authority
Pennsylvania Revenue	3.807%	6/1/41	400	453
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	500	552
Connecticut GO	5.090%	10/1/30	575	682
Connecticut GO	5.850%	3/15/32	610	749
Cook County IL GO	6.229%	11/15/34	400	537
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	137
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	289
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	100
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,210	1,708
Dallas TX Independent School District GO	6.450%	2/15/35	150	151
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	250	236
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	325	303
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	275	356
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	250	352
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	500	500
Foothill-Eastern Transportation Corridor
Agency	4.094%	1/15/49	200	203
George Washington University District of
Columbia	4.300%	9/15/44	400	459
George Washington University District of
Columbia	4.126%	9/15/48	800	858
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	601	787
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,129	1,507

Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	147	193
Grand Parkway Transportation Corp Texas	3.236%	10/1/52	675	655
Houston TX GO	6.290%	3/1/32	810	1,003
Illinois GO	4.950%	6/1/23	1,265	1,277
Illinois GO	5.100%	6/1/33	4,520	4,487
Illinois GO	6.630%	2/1/35	480	517
Illinois GO	6.725%	4/1/35	475	513
Illinois GO	7.350%	7/1/35	1,100	1,234
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	462
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	375	385
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	225	269
JobsOhio Beverage System Statewide
Liquor Profits Revenue	2.833%	1/1/38	325	317
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	150	182
Los Angeles CA Community College
District GO	6.750%	8/1/49	235	382
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	138
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	101
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	630
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	804
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	2,003
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	138
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	400	536
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	80
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	139
Massachusetts GO	4.200%	12/1/21	1,235	1,253
Massachusetts GO	5.456%	12/1/39	845	1,036
Massachusetts GO	2.813%	9/1/43	300	283
Massachusetts GO	2.900%	9/1/49	300	282
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	500	676
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.395%	10/15/40	50	51
Massachusetts Transportation Fund
Revenue	5.731%	6/1/40	50	67
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	145
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	843
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.280%	10/1/41	575	614
Miami-Dade County FL Water & Sewer
Revenue	3.490%	10/1/42	275	278

	Michigan Finance Authority Revenue
	(Trinity Health Credit Group)	3.084%	12/1/34	250	260
	Michigan Finance Authority Revenue
	(Trinity Health Credit Group)	3.384%	12/1/40	650	678
	Michigan State University Revenue	4.496%	8/15/48	200	223
	Mississippi GO	5.245%	11/1/34	250	301
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	350	409
12	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	1,435	1,712
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.081%	6/15/39	250	242
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.131%	6/15/42	400	387
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	460	542
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	1,150	1,182
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	450	601
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	549
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,714
	New York City NY GO	6.246%	6/1/35	100	100
	New York City NY GO	5.517%	10/1/37	400	482
	New York City NY GO	6.271%	12/1/37	325	424
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	100	143
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	60	60
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	100	148
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	75	111
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	1,200	1,790
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	381
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	196
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	808
	New York City NY Water & Sewer System
	Revenue	5.790%	6/15/41	90	91
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	737

	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	131
	New York State Dormitory Authority
	Revenue	3.142%	7/1/43	1,355	1,344
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.110%	2/15/39	200	206
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	95	112
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.190%	2/15/43	200	198
	New York State Thruway Authority	2.900%	1/1/35	200	198
	New York State Thruway Authority	3.500%	1/1/42	200	202
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	300	339
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	450	492
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	1,108
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	208
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	102
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	615	741
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	302
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	112
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	309
	Oregon GO	5.762%	6/1/23	338	359
	Oregon GO	5.892%	6/1/27	375	440
13	Oregon School Boards Association GO	5.528%	6/30/28	125	142
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	250	290
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	375	527
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	165
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	1,076
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	975	1,210
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	375	398
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	175	184
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,780	1,966
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	550	657
	Port Authority of New York & New Jersey
	Revenue	3.287%	8/1/69	400	371
	Princeton University New Jersey	5.700%	3/1/39	800	1,082
	Regents of the University of California
	Medical Center Pooled Revenue	3.006%	5/15/50	500	455

Regents of the University of California
Medical Center Pooled Revenue	3.256%	5/15/60	660	618
Regents of the University of California
Revenue	3.063%	7/1/25	400	429
Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	150	225
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	325	429
Rutgers State University New Jersey
Revenue	3.915%	5/1/19	150	179
Rutgers State University New Jersey
Revenue	3.270%	5/1/43	100	100
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	350	360
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	250	258
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	230	282
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	370	494
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	315
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	490	699
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	536
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,000	1,380
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	275	390
San Jose California Redevelopment
Agency Successor Agency Tax
Allocation	3.375%	8/1/34	375	378
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	802
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	135	138
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	475	723
Texas A&M University System Revenue
Financing System Revenue	3.100%	7/1/49	275	277
Texas GO	5.517%	4/1/39	660	907
Texas GO	3.211%	4/1/44	425	437
Texas Private Activity Surface
Transportation Corp. Revenue (NTE
Mobility Partners)	3.922%	12/31/49	675	667
Texas Transportation Commission
Revenue	5.178%	4/1/30	275	331
Texas Transportation Commission
Revenue	4.681%	4/1/40	100	125
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,550	2,073
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	167
University of California Revenue	4.601%	5/15/31	500	582
University of California Revenue	5.946%	5/15/45	275	370
University of California Revenue	4.858%	5/15/12	330	427

	University of California Revenue	4.767%	5/15/15	50	63
	University of Nebraska Student Fee
	Revenue	3.037%	10/1/49	175	163
	University of Pittsburgh-of the
	Commonwealth System of Higher
	Education	3.555%	9/15/19	1,025	1,022
	University of Southern California	5.250%	10/1/11	275	444
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	400	405
	University of Texas Revenue	3.354%	8/15/47	200	214
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	100	116
	University of Virginia Revenue	4.179%	9/1/17	250	297
	Utah GO	4.554%	7/1/24	125	132
	Utah GO	3.539%	7/1/25	340	357
	Washington GO	5.140%	8/1/40	480	659
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,087
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	300	297
13	Wisconsin GO	5.700%	5/1/26	300	340
Total Taxable Municipal Bonds (Cost $99,527)					112,126
				Shares
Preferred Stocks (0.0%)
	Air T Funding Pfd. (Cost $1)	0.000%		28	1
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
14,15	Vanguard Market Liquidity Fund	0.943%		6,318,838	631,125

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
16	United States Treasury Bill	1.543%	4/16/20	8,000	8,000
16	United States Treasury Bill	1.551%	5/21/20	4,700	4,699
					12,699
Total Temporary Cash Investments (Cost $644,140)					643,824
Total Investments (100.2%) (Cost $27,890,633)					38,984,378
Other Assets and Liabilities -Net (-0.2%)					(95,147)
Net Assets (100%)					38,889,231

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$38,787,000.
1 Security value determined using significant unobservable inputs.
2 Securities with a value of $8,141,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of March 31, 2020.

7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $118,983,000, representing 0.3% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal
Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15 Collateral of $43,460,000 was received for securities on loan.
16 Securities with a value of $11,999,000 have been segregated as initial margin for open futures contracts.
CMT —Constant Maturing Treasury Rate.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	667	85,699	1,328
E-mini Russell 2000 Index	June 2020	215	12,337	(489)
E-mini S&P Mid -Cap 400 Index	June 2020	45	6,470	(442)
				397

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the

Balanced Index Fund

securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2020, counterparties had deposited in segregated accounts securities with a value of
$492,000 and cash of $1,007,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund

Balanced Index Fund

accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inp uts are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	23,266,403	—	174	23,266,577
U.S. Government and Agency Obligations	—	9,942,505	—	9,942,505
Asset-Backed/Commercial Mortgage-Backed
Securities	—	464,582	—	464,582
Corporate Bonds	—	3,882,053	—	3,882,053
Sovereign Bonds	—	672,710	—	672,710
Taxable Municipal Bonds	—	112,126	—	112,126
Preferred Stocks	—	1	—	1
Temporary Cash Investments	631,125	12,699	—	643,824
Total	23,897,528	15,086,676	174	38,984,378
Derivative Financial Instruments
Assets
Futures Contracts[1]	298	—	—	298
Liabilities
Futures Contracts[1]	2,063	—	—	2,063
1 Represents variation margin on the last day of the reporting period.